                                         AMERICAN SKANDIA TRUST
                                        SCHEDULES OF INVESTMENTS
                                        JUNE 30, 2000 (UNAUDITED)

                                 AST AIM INTERNATIONAL EQUITY PORTFOLIO
                                AST ALLIANCE GROWTH AND INCOME PORTFOLIO
                                       AST JANCAP GROWTH PORTFOLIO
                                       AST MONEY MARKET PORTFOLIO
                              AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
                                       AST AIM BALANCED PORTFOLIO
                                   AST FEDERATED HIGH YIELD PORTFOLIO
                              AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                                  AST PIMCO TOTAL RETURN BOND PORTFOLIO
                                   AST INVESCO EQUITY INCOME PORTFOLIO
                                  AST JANUS SMALL-CAP GROWTH PORTFOLIO
                                AST AMERICAN CENTURY INTERNATIONAL GROWTH
                                              PORTFOLIO II
                                 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                              AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                                     AST FOUNDERS PASSPORT PORTFOLIO
                              AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                                AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                                      AST ALLIANCE GROWTH PORTFOLIO
                                   AST JANUS OVERSEAS GROWTH PORTFOLIO
                             AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                            AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
                                AST AMERICAN CENTURY INTERNATIONAL GROWTH
                                                PORTFOLIO
                             AST T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
                                  AST MARSICO CAPITAL GROWTH PORTFOLIO
                                   AST COHEN & STEERS REALTY PORTFOLIO
                                AST LORD ABBETT SMALL CAP VALUE PORTFOLIO
                            AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
                                  AST KEMPER SMALL-CAP GROWTH PORTFOLIO
                                     AST MFS GLOBAL EQUITY PORTFOLIO
                                        AST MFS GROWTH PORTFOLIO
                                  AST MFS GROWTH WITH INCOME PORTFOLIO
                                   AST ALGER ALL-CAP GROWTH PORTFOLIO
                                   AST JANUS MID-CAP GROWTH PORTFOLIO

AST AIM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 90.1%
AUSTRALIA -- 1.1%
    AMP Ltd...........................    255,000   $  2,602,822
    Brambles Industries Ltd...........     73,400      2,262,421
    Cable & Wireless Optus Ltd.*......    580,000      1,734,254
    Telstra Corp......................    907,000      2,069,409
                                                    ------------
                                                       8,668,906
                                                    ------------
BELGIUM -- 0.2%
    Tele Centro Sul Participacoes SA
      [ADR]...........................     19,203      1,403,019
                                                    ------------
BRAZIL -- 1.0%
    Embartel Participacoes SA [ADR]...     90,500      2,138,063
    Petroleo Brasileiro SA*...........    143,000      4,320,241
    Telecomunicacoes de Sao Paulo SA
      [ADR]...........................     54,000        999,000
                                                    ------------
                                                       7,457,304
                                                    ------------
CANADA -- 8.8%
    Bombardier, Inc. Cl-B.............    425,065     11,532,672
    C-Mac Industries, Inc.*...........    147,800      6,982,661
    Celestica, Inc.*..................    154,000      7,493,841
    Mitel Corp.*......................    156,100      3,255,441
    Nortel Networks Corp. NY Reg.*....    332,600     22,699,951
    Rogers Communications, Inc.
      Cl-B*...........................    266,000      7,531,164
    Shaw Communications, Inc. Cl-B....    277,400      6,833,573
                                                    ------------
                                                      66,329,303
                                                    ------------
DENMARK -- 1.5%
    Novo-Nordisk AS Cl-B..............     45,150      7,716,312
    Vestas Wind Systems AS............     99,900      3,684,239
                                                    ------------
                                                      11,400,551
                                                    ------------
FINLAND -- 3.0%
    Nokia AB Oyj......................    436,584     22,369,071
                                                    ------------
FRANCE -- 14.0%
    Alcatel Corp......................    132,500      8,725,796
    Altran Technologies SA............     53,100     10,439,810
    AXA SA............................     74,447     11,775,072
    Banque National de Paris..........    133,627     12,911,811
    Legrand SA........................     32,525      7,326,855
    M6 Metropole Television...........     28,800      1,755,828
    Peugeot Citroen SA................     26,600      5,359,778
    Pinault-Printemps Redoute SA......     32,500      7,249,569
    Societe Generale..................    121,200      7,319,402
    Societe Television Francaise......    115,170      8,059,250
    STMicroelectronics NV.............    186,250     11,783,455
    Total Fina SA Cl-B*...............     86,600     13,332,016
                                                    ------------
                                                     106,038,642
                                                    ------------
GERMANY -- 4.8%
    Epcos AG*.........................     81,300      8,276,515
    Infineon Technologies AG [ADR]*...     85,300      6,982,956
    Intershop Communications AG.......      4,500      2,066,238
    Marschollek, Lautenschlaeger und
      Partner AG Pfd. ................      3,400      1,693,156
    Porsche AG Pfd. ..................      1,900      5,163,439
    Siemens AG........................     78,200     11,753,988
                                                    ------------
                                                      35,936,292
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
HONG KONG -- 3.5%
    China Telecom Ltd.................  1,761,000   $ 15,531,531
    Dao Heng Bank Group Ltd...........    728,000      3,222,053
    Hutchison Whampoa Ltd.............    589,600      7,412,524
                                                    ------------
                                                      26,166,108
                                                    ------------
ITALY -- 1.1%
    Gruppo Editoriale L'Espresso......     97,000      1,245,044
    Telecom Italia Mobile SPA.........    671,000      6,882,381
                                                    ------------
                                                       8,127,425
                                                    ------------
JAPAN -- 16.8%
    Advantest Corp....................     44,100      9,857,752
    DDI Corp. ........................        655      6,314,655
    Hirose Electric Co. Ltd...........     44,500      6,944,088
    Hoya Corp.........................     51,000      4,579,330
    Matsushita Communication
      Industrial Co. Ltd..............     37,000      4,329,428
    Mitsumi Electric Co. Ltd..........        700         25,803
    Murata Manufacturing Co. Ltd......     47,000      6,761,151
    NEC Corp..........................    390,000     12,274,872
    Nippon Telegraph & Telephone
      Corp. ..........................        473      6,303,596
    NTT Data Corp.....................        373      3,842,762
    NTT Mobile Communication Network,
      Inc.............................        273      7,405,471
    Ricoh Co. Ltd.....................    217,000      4,604,518
    Rohm Co. Ltd......................     19,000      5,567,028
    Sanix, Inc........................     50,400      2,667,637
    Sanyo Electric Co.................  1,355,000     12,217,879
    Sharp Corp. ......................    171,000      3,030,439
    Sony Corp.........................     62,000      5,801,429
    Takeda Chemical Industries Ltd....    120,000      7,894,027
    Tokyo Electron Ltd................     69,000      9,469,430
    Trend Micro, Inc.*................     42,800      7,079,294
                                                    ------------
                                                     126,970,589
                                                    ------------
KOREA -- 2.5%
    Korea Telecom Corp. [ADR].........     86,200      4,169,925
    LG Chemical Ltd...................    113,000      2,260,024
    Pohang Iron & Steel Co. Ltd.
      [ADR]...........................    140,600      3,374,400
    Samsung Electronics Co. ..........     28,200      9,332,654
                                                    ------------
                                                      19,137,003
                                                    ------------
MEXICO -- 3.6%
    Cifra SA de CV Cl-C*..............  1,656,800      3,820,851
    Coca-Cola Femsa SA [ADR]..........    148,503      2,802,994
    Fomento Economico Mexicano
      SA de CV [ADR]..................    126,400      5,443,100
    Grupo Modelo SA de CV Cl-C*.......    830,000      1,926,764
    Grupo Televisa SA [GDR]...........    100,100      6,900,644
    Kimberly-Clark de Mexico SA
      Cl-A*...........................    363,000      1,032,592
    Telefonos de Mexico
      SA Cl-L [ADR]...................     94,226      5,382,660
                                                    ------------
                                                      27,309,605
                                                    ------------
NETHERLANDS -- 3.6%
    ASM Lithography Holding NV*.......    128,300      5,536,873
    Koninklijke (Royal) Philips
      Electronics NV..................    315,536     14,941,984
    VNU NV............................    122,700      6,363,181
                                                    ------------
                                                      26,842,038
                                                    ------------

AST AIM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
SINGAPORE -- 1.5%
    Chartered Semiconductor
      Manufacturing Ltd. [ADR]*.......     21,600   $  1,944,000
    Datadraft Asia Ltd................    268,840      2,365,792
    DBS Group Holdings Ltd............    267,675      3,436,931
    Keppel Corp. Ltd..................    748,000      1,618,018
    Singapore Press Holdings Ltd......    141,000      2,201,876
                                                    ------------
                                                      11,566,617
                                                    ------------
SPAIN -- 1.5%
    Telefonica SA*....................    508,887     10,975,803
                                                    ------------
SWEDEN -- 3.6%
    Ericsson, (L.M.) Telephone Co.
      Cl-B............................    725,200     14,428,394
    Netcom AB Cl-B....................    128,500      9,537,814
    OM Gruppen AB.....................     71,000      3,189,476
                                                    ------------
                                                      27,155,684
                                                    ------------
SWITZERLAND -- 6.9%
    ABB AG............................     96,870     11,631,644
    Adecco SA.........................     13,825     11,783,902
    Compagnie Financiere Richemont AG
      Cl-A Units......................      3,810     10,297,804
    Kudelski SA*......................        190      2,397,683
    Serono SA Cl-B....................      8,640      7,226,257
    Zurich Allied AG..................     18,400      9,120,395
                                                    ------------
                                                      52,457,685
                                                    ------------
TAIWAN -- 1.1%
    Far Eastern Textile Ltd. [GDR]
      144A............................    165,000      2,070,750
    Taiwan Semiconductor Manufacturing
      Co. Ltd. [ADR]*.................    168,924      6,545,823
                                                    ------------
                                                       8,616,573
                                                    ------------
THAILAND -- 0.1%
    Siam Commercial Bank..............  1,860,000        948,405
                                                    ------------
UNITED KINGDOM -- 9.9%
    ARM Holdings PLC*.................    751,500      8,054,833
    British Petroleum Co. PLC.........    548,000      5,259,738
    Capita Group PLC..................    352,800      8,636,403
    CMG PLC...........................    413,200      5,862,117
    Dialog Semiconductor PLC..........     25,000      1,318,060
    Logica PLC........................    128,400      3,040,157
    Marconi PLC.......................    607,400      7,908,016
    Pace Micro Technology PLC.........    292,000      4,221,633
    Shell Transport & Trading Co.
      PLC.............................  1,345,700     11,235,389
    Vodafone AirTouch PLC.............  2,589,812     10,468,243
    WPP Group PLC.....................    617,338      9,018,714
                                                    ------------
                                                      75,023,303
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $523,936,596).................               680,899,926
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
    Federal National Mortgage Assoc.
      6.57%, 07/03/00
    (Cost $68,117,128)................  $  68,142   $ 68,117,128
                                                    ------------
                                         SHARES
                                         ------
U.S. STOCK -- 0.6%
INTERNET SERVICES -- 0.1%
    Crayfish Co. Ltd.*................    161,000      1,127,000
                                                    ------------
OIL & GAS -- 0.3%
    Gulf Indonesia Resources Ltd.*....    216,000      1,728,000
                                                    ------------
TELECOMMUNICATIONS -- 0.2%
    360 Networks, Inc.*...............     91,000      1,387,750
                                                    ------------
TOTAL U.S. STOCK
  (Cost $10,795,050)..................                 4,242,750
                                                    ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $602,848,774).................               753,259,804
OTHER ASSETS LESS
  LIABILITIES -- 0.3%.................                 2,335,013
                                                    ------------
NET ASSETS -- 100.0%..................              $755,594,817
                                                    ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2000. Percentages are based on net assets.

INDUSTRY
--------
Advertising........................................     1.2%
Automobile Manufacturers...........................     1.4%
Beverages..........................................     0.6%
Broadcasting.......................................     5.4%
Building Materials.................................     0.4%
Business Services..................................     9.0%
Chemicals..........................................     0.3%
Computer Services & Software.......................     3.1%
Consumer Products & Services.......................     2.4%
Electronic Components & Equipment..................    15.8%
Financial-Bank & Trust.............................     3.1%
Financial Services.................................     1.2%
Healthcare Services................................     0.6%
Industrial Products................................     1.6%
Insurance..........................................     3.1%
Office Equipment...................................     0.6%
Oil & Gas..........................................     4.5%
Paper & Forest Products............................     0.1%
Pharmaceuticals....................................     3.0%
Retail & Merchandising.............................     1.5%
Semiconductors.....................................     6.8%
Telecommunications.................................    24.4%
                                                       ----
Total..............................................    90.1%
                                                       ====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 0.3% of net assets.

See Notes to Financial Statements.

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 97.8%
AEROSPACE -- 1.3%
    Honeywell International,
      Inc. ........................     550,000   $   18,528,125
                                                  --------------
AIRLINES -- 2.3%
    Continental Airlines, Inc.
      Cl-B*........................     250,000       11,749,999
    Delta Air Lines, Inc. .........     225,000       11,376,563
    UAL Corp. .....................     175,000       10,182,813
                                                  --------------
                                                      33,309,375
                                                  --------------
BEVERAGES -- 2.5%
    Pepsi Bottling Group, Inc. ....   1,250,000       36,484,375
                                                  --------------
BROADCASTING -- 1.0%
    Clear Channel Communications,
      Inc.*........................     200,000       15,000,000
                                                  --------------
BUILDING MATERIALS -- 1.7%
    Masco Corp. ...................     900,000       16,256,250
    U.S. Industries, Inc. .........     700,000        8,487,500
                                                  --------------
                                                      24,743,750
                                                  --------------
BUSINESS SERVICES -- 3.9%
    First Data Corp. ..............   1,150,000       57,068,750
                                                  --------------
CHEMICALS -- 3.6%
    Dow Chemical Co. ..............     675,000       20,376,563
    Eastman Chemical Co. ..........     225,000       10,743,750
    Lyondell Chemical Co. .........     500,000        8,375,000
    Solutia, Inc. .................   1,000,000       13,750,000
                                                  --------------
                                                      53,245,313
                                                  --------------
CLOTHING & APPAREL -- 0.6%
    Limited, Inc. .................     400,000        8,650,000
                                                  --------------
COMPUTER HARDWARE -- 2.2%
    Compaq Computer Corp. .........     650,000       16,615,625
    Gateway, Inc.*.................     275,000       15,606,250
                                                  --------------
                                                      32,221,875
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 2.5%
    Computer Sciences Corp.*.......     211,300       15,781,469
    Electronic Data Systems
      Corp. .......................     500,000       20,624,999
    Unisys Corp.*..................           1               15
                                                  --------------
                                                      36,406,483
                                                  --------------
CONGLOMERATES -- 10.0%
    Philip Morris Companies,
      Inc. ........................   1,200,000       31,875,000
    Tyco International Ltd. .......   1,250,000       59,218,749
    United Technologies Corp. .....   1,000,000       58,875,000
                                                  --------------
                                                     149,968,749
                                                  --------------
ELECTRONIC COMPONENTS &
  EQUIPMENT -- 1.5%
    Solectron Corp.*...............     275,000       11,515,625
    Texas Instruments, Inc. .......     150,000       10,303,125
                                                  --------------
                                                      21,818,750
                                                  --------------
ENERGY SERVICES -- 0.8%
    Dynegy, Inc. ..................     175,000       11,954,688
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
ENTERTAINMENT & LEISURE -- 3.4%
    Mattel, Inc. ..................     600,000   $    7,912,500
    Royal Caribbean Cruises
      Ltd. ........................     400,000        7,400,000
    Time Warner, Inc. .............     280,976       21,354,176
    Viacom, Inc. Cl-B*.............     200,000       13,637,500
                                                  --------------
                                                      50,304,176
                                                  --------------
FINANCIAL-BANK & TRUST -- 7.8%
    Bank of America Corp. .........   1,000,000       43,000,000
    Bank One Corp. ................     600,000       15,937,500
    Chase Manhattan Corp. .........   1,250,000       57,578,125
                                                  --------------
                                                     116,515,625
                                                  --------------
FINANCIAL SERVICES -- 8.2%
    Associates First Capital Corp.
      Cl-A.........................   1,650,000       36,815,625
    CIT Group......................     500,000        8,125,000
    Fleet Financial Group, Inc. ...     250,000        8,500,000
    Household International,
      Inc. ........................   1,150,000       47,796,875
    Morgan Stanley Dean Witter &
      Co. .........................     125,000       10,406,250
    Wells Fargo & Co. .............     275,000       10,656,250
                                                  --------------
                                                     122,300,000
                                                  --------------
FOOD -- 4.7%
    Archer Daniels Midland Co. ....     400,000        3,925,000
    Kroger Co.*....................   3,000,000       66,187,500
                                                  --------------
                                                      70,112,500
                                                  --------------
HEALTHCARE SERVICES -- 4.8%
    HCA - The Healthcare Corp. ....     300,000        9,112,500
    Tenet Healthcare Corp. ........   2,000,000       54,000,000
    United HealthGroup, Inc. ......     100,000        8,575,000
                                                  --------------
                                                      71,687,500
                                                  --------------
INSURANCE -- 2.4%
    Ace Ltd. ......................     850,000       23,800,000
    MGIC Investment Corp. .........     250,000       11,375,000
                                                  --------------
                                                      35,175,000
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.7%
    Abbott Laboratories............     550,000       24,509,375
                                                  --------------
METALS & MINING -- 1.5%
    Alcoa, Inc. ...................     750,000       21,750,000
                                                  --------------
OIL & GAS -- 8.3%
    BP Amoco PLC [ADR].............     400,000       22,625,000
    Coastal Corp. .................     150,000        9,131,250
    Exxon Mobil Corp. .............     175,000       13,748,438
    Kerr-McGee Corp. ..............     400,000       23,575,000
    Repsol SA [ADR]................     500,000        9,906,250
    Total Fina Elf SA [ADR]........     125,000        9,625,000
    Transocean Sedco Forex,
      Inc. ........................     200,000       10,687,500
    USX-Marathon Group, Inc. ......   1,000,000       25,062,500
                                                  --------------
                                                     124,360,938
                                                  --------------
PAPER & FOREST PRODUCTS -- 0.6%
    International Paper Co. .......     300,000        8,943,750
                                                  --------------

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
PHARMACEUTICALS -- 4.8%
    Pharmacia Corp. ...............     700,000   $   36,181,250
    Schering-Plough Corp...........     700,000       35,350,000
                                                  --------------
                                                      71,531,250
                                                  --------------
PRINTING & PUBLISHING -- 2.8%
    Belo, (A.H.) Corp. Cl-A........     700,000       12,118,750
    Gannett Co., Inc...............     500,000       29,906,250
                                                  --------------
                                                      42,025,000
                                                  --------------
RAILROADS -- 1.0%
    Burlington Northern
      Santa Fe Corp. ..............     300,000        6,881,250
    Union Pacific Corp.............     200,000        7,437,500
                                                  --------------
                                                      14,318,750
                                                  --------------
RETAIL & MERCHANDISING -- 0.9%
    Circuit City Stores, Inc.......     400,000       13,275,000
                                                  --------------
SEMICONDUCTORS -- 1.7%
    Atmel Corp.*...................     150,000        5,531,250
    Fairchild Semiconductor
      Corp.*.......................     250,000       10,125,000
    Micron Technology, Inc.*.......     100,000        8,806,250
                                                  --------------
                                                      24,462,500
                                                  --------------
TELECOMMUNICATIONS -- 7.3%
    AT&T Corp......................     660,000       20,872,500
    Bell Atlantic Corp.*...........     200,000       10,162,500
    Comcast Corp. Cl-A*............     500,000       20,250,000
    SBC Communications, Inc........     225,000        9,731,250
    Sprint Corp. (FON Group).......     650,000       33,150,000
    WorldCom, Inc.*................     300,000       13,762,500
                                                  --------------
                                                     107,928,750
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
TRANSPORTATION -- 0.5%
    United Parcel Service, Inc.
      Cl-B.........................     125,000   $    7,375,000
                                                  --------------
UTILITIES -- 1.5%
    AES Corp.*.....................     250,000       11,406,250
    Duke Energy Corp...............     200,000       11,275,000
                                                  --------------
                                                      22,681,250
                                                  --------------
TOTAL COMMON STOCK
  (Cost $1,416,896,148)............                1,448,656,597
                                                  --------------
SHORT-TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash
      Fund.........................  11,638,089       11,638,089
    Temporary Investment Fund......  11,638,088       11,638,088
                                                  --------------
    (Cost $23,276,177).............                   23,276,177
                                                  --------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $1,440,172,325)............                1,471,932,774
OTHER ASSETS LESS
  LIABILITIES -- 0.6%..............                    8,316,360
                                                  --------------
NET ASSETS -- 100.0%...............               $1,480,249,134
                                                  ==============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 91.7%
ADVERTISING -- 1.3%
    DoubleClick, Inc.*.............   2,002,005   $   76,326,441
                                                  --------------
AEROSPACE -- 1.6%
    General Motors Corp. Cl-H*.....   1,094,835       96,071,771
                                                  --------------
BEVERAGES -- 1.4%
    Coca-Cola Co. .................   1,481,805       85,111,175
                                                  --------------
COMPUTER HARDWARE -- 7.9%
    Apple Computer, Inc.*..........   4,506,470      236,026,367
    Dell Computer Corp.*...........   1,539,515       75,917,333
    EMC Corp.*.....................   1,949,840      150,015,815
    Handspring, Inc.*..............     213,115        5,754,105
                                                  --------------
                                                     467,713,620
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 22.4%
    3Com Corp.*....................   2,352,325      135,552,728
    Cisco Systems, Inc.*...........   7,209,080      458,227,148
    Inktomi Corp.*.................     659,280       77,959,860
    Intuit, Inc.*..................   1,364,028       56,436,659
    Microsoft Corp.*...............   1,305,140      104,411,200
    Veritas Software Corp.*........   4,332,408      489,629,797
                                                  --------------
                                                   1,322,217,392
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 12.3%
    General Electric Co. ..........   4,225,425      215,496,675
    Metromedia Fiber Network, Inc.
      Cl-A*........................   1,791,610       71,104,522
    Texas Instruments, Inc. .......   6,402,380      439,763,476
                                                  --------------
                                                     726,364,673
                                                  --------------
ENTERTAINMENT & LEISURE -- 4.5%
    Time Warner, Inc. .............   3,535,195      268,674,820
                                                  --------------
FINANCIAL SERVICES -- 3.9%
    Schwab, (Charles) Corp. .......   6,910,516      232,366,101
                                                  --------------
INSURANCE -- 2.1%
    American International Group,
      Inc. ........................   1,054,320      123,882,600
                                                  --------------
INTERNET SERVICES -- 7.3%
    America Online, Inc.*..........   6,213,010      327,736,277
    Yahoo!, Inc.*..................     834,345      103,354,487
                                                  --------------
                                                     431,090,764
                                                  --------------
PHARMACEUTICALS -- 2.1%
    Pfizer, Inc. ..................   2,529,245      121,403,760
                                                  --------------
RETAIL & MERCHANDISING -- 2.0%
    Home Depot, Inc. ..............   2,340,220      116,864,736
                                                  --------------
TELECOMMUNICATIONS -- 22.9%
    EchoStar Communications Corp.
      Cl-A*........................     901,640       29,852,737
    Level 3 Communications,
      Inc.*........................   1,397,310      122,963,280
    Nextel Communications, Inc.
      Cl-A*........................   1,804,525      110,414,373
    Nokia Corp. Cl-A [ADR].........  10,081,440      503,441,911
    Nortel Networks Corp. NY
      Reg.*........................   1,490,220      101,707,515
    Sprint Corp. (PCS Group)*......   4,742,070      282,153,165
    Telefonos de Mexico SA Cl-L
      [ADR]........................     791,555       45,217,579

                                       SHARES         VALUE
                                       ------         -----
    Vodafone AirTouch PLC [ADR]....   3,148,050   $  130,447,322
    WinStar Communications,
      Inc.*........................     625,350       21,183,731
                                                  --------------
                                                   1,347,381,613
                                                  --------------
TOTAL COMMON STOCK
  (Cost $2,875,881,767)............                5,415,469,466
                                                  --------------
                                        PAR
                                       (000)
                                       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.5%
    Federal Home Loan Bank 6.04%,
      10/16/00.....................  $   25,000       24,526,025
      6.27%, 07/31/00..............      50,000       49,738,750
                                                  --------------
                                                      74,264,775
                                                  --------------
    Federal National Mortgage
      Assoc. 6.41%, 08/21/00.......      50,000       49,545,958
      6.44%, 07/28/00..............      25,000       24,879,250
                                                  --------------
                                                      74,425,208
                                                  --------------
    (Cost $148,715,153)............                  148,689,983
                                                  --------------
CORPORATE OBLIGATIONS -- 1.8%
ENTERTAINMENT & LEISURE -- 0.8%
    Venetian Casino Resort LLC
      12.25%, 11/15/04.............      49,725       50,470,874
                                                  --------------
RETAIL & MERCHANDISING -- 0.6%
    Amazon.com, Inc.
      4.75%, 02/01/09..............      51,851       32,795,758
                                                  --------------
TELECOMMUNICATIONS -- 0.4%
    Lenfest Communications, Inc.
      7.625%, 02/15/08.............      11,295       11,026,744
      8.25%, 02/15/08..............      12,480       12,402,000
                                                  --------------
                                                      23,428,744
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $125,956,451)..............                  106,695,376
                                                  --------------
                                       SHARES
                                       ------
FOREIGN STOCK -- 1.0%
SEMICONDUCTORS -- 0.1%
    Infineon Technologies
      AG -- (DEM)*.................      97,820        8,007,887
                                                  --------------
TELECOMMUNICATIONS -- 0.9%
    Vodafone AirTouch
      PLC -- (GBP).................  12,548,193       50,720,877
                                                  --------------
TOTAL FOREIGN STOCK
(Cost $65,758,884).................                   58,728,764
                                                  --------------
                                        PAR
                                       (000)
                                       -----
COMMERCIAL PAPER -- 3.0%
    Associates Corp. of North
      America
      6.85%, 07/03/00
    (Cost $179,131,804)............  $  179,200      179,131,804
                                                  --------------

AST JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund.........................      46,620   $       46,620
    Temporary Investment Fund......      46,619           46,619
                                                  --------------
    (Cost $93,239).................                       93,239
                                                  --------------
TOTAL INVESTMENTS -- 100.0%
    (Cost $3,395,537,298)..........                5,908,808,632
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%...................                   (2,845,708)
                                                  --------------
NET ASSETS -- 100.0%...............               $5,905,962,924
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
CORPORATE OBLIGATIONS -- 41.7%
FINANCIAL-BANK & TRUST -- 23.9%
    Bank of America NA
      6.75%, 08/15/00..............  $   18,500   $   18,516,350
      6.65%, 09/06/00 [FRN]++......      75,000       74,993,014
    Bank of Austria [FRN]
      6.45%, 07/16/00++............      60,000       59,981,543
    Bank of Scotland [FRN] 144A
      6.079%, 09/06/00++...........      76,000       75,996,136
    Citibank NA
      7.41%, 05/30/01..............      25,500       25,500,000
    Comerica Bank [FRN]
      6.564%, 07/14/00++...........      20,000       19,992,987
    First Union National Bank [FRN]
      6.17%, 08/16/00++............      32,000       32,000,000
      6.792%, 09/15/00++...........      31,000       30,998,159
    Fleet Financial Group [FRN]
      6.343%, 07/13/00++...........      36,500       36,450,069
    National City Bank [FRN]
      6.633%, 07/04/00++...........      11,000       11,000,000
    SouthTrust Bank NA [FRN]
      6.606%, 07/24/00++...........      39,000       38,996,476
    US Bank of Minnesota NA [FRN]
      6.17%, 07/04/00++............      18,000       17,994,088
                                                  --------------
                                                     442,418,822
                                                  --------------
FINANCIAL SERVICES -- 12.1%
    CIT Group, Inc. [FRN]
      6.75%, 07/05/00++............      24,500       24,497,129
      6.16%, 07/19/00++............      30,000       29,989,503
      6.10%, 08/15/00++............      17,000       16,990,653
    Citigroup, Inc. [FRN]
      6.622%, 07/04/00++...........      28,000       28,000,000
    General Electric Capital Corp.
      [FRN]
      6.221%, 07/07/00++...........      75,000       75,000,000
    PNC Financial Services Group,
      Inc. [FRN]
      6.445%, 07/01/00++...........      50,000       49,999,264
                                                  --------------
                                                     224,476,549
                                                  --------------
INDUSTRIAL -- 3.5%
    Diageo Capital PLC [FRN]
      6.815%, 08/24/00++...........      65,000       64,993,862
                                                  --------------
TELECOMMUNICATIONS -- 2.2%
    AT&T Corp. [FRN] 144A
      6.25%, 07/13/00++............      40,000       39,960,186
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $771,849,419)..............                  771,849,419
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
CERTIFICATES OF DEPOSIT -- 25.2%
    Abbey National Treasury
      6.47%, 01/10/01..............  $   31,500   $   31,492,081
    Bayerische Landesbank NY
      6.576%, 07/17/00 [FRN]++.....       7,000        6,997,285
      5.875%, 08/04/00.............      20,000       19,999,465
      6.11%, 10/02/00..............      50,000       49,977,735
    Canadian Imperial Corp.
      7.45%, 06/02/01..............      25,000       24,993,458
    Commerzbank AG NY
      6.601%, 07/26/00 [FRN]++.....      25,000       24,995,986
      6.585%, 07/28/00.............      47,000       46,984,739
    Credit Commercial de Belgium
      6.70%, 02/26/01..............      29,000       28,990,956
    Deutsche Bank
      6.555%, 07/16/00 [FRN]++.....      31,000       30,989,918
      6.19%, 12/01/00..............      40,000       39,988,812
    Landesbank Hessen - Thueringen
      7.142%, 05/08/01.............      25,000       24,998,491
    Rabobank Nederland NV
      6.66%, 03/09/01..............       9,000        8,997,062
    Suntrust Bank Atlanta
      6.24%, 07/06/00..............      25,000       25,000,000
    Union Bank of Switzerland
      6.235%, 12/04/00.............      40,000       39,987,786
      6.39%, 12/21/00..............      30,000       29,993,235
    Westdeutsche Landesbank NY
      [FRN]
      6.571%, 07/25/00++...........      30,000       29,944,908
                                                  --------------
    (Cost $464,331,917)............                  464,331,917
                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
    Federal Farm Credit Bank
      6.57%, 07/03/00..............      42,047       42,031,653
                                                  --------------
    Federal Home Loan Bank
      6.13%, 07/05/00 [FRN]++......      25,000       24,995,537
      6.48%, 07/03/00 - 07/07/00...      35,753       35,714,929
                                                  --------------
                                                      60,710,466
                                                  --------------
    Student Loan Marketing Assoc.
      6.20%, 07/03/00..............      20,203       20,196,041
                                                  --------------
    (Cost $122,938,160)............                  122,938,160
                                                  --------------
SOVEREIGN ISSUES -- 1.9%
    Province of Manitoba
      9.50%, 10/01/00
    (Cost $34,728,653).............      34,500       34,728,653
                                                  --------------

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
z~
COMMERCIAL PAPER -- 24.3%
FINANCIAL SERVICES -- 4.6%
    American Express Credit Corp.
      6.88%, 07/03/00..............  $   10,806   $   10,801,870
      6.54%, 07/06/00..............      75,000       74,931,875
                                                  --------------
                                                      85,733,745
                                                  --------------
FOOD -- 1.6%
    Nestle Co.
      6.50%, 07/03/00..............      30,000       29,989,167
                                                  --------------
INDUSTRIAL -- 3.3%
    Ford Motor Co.
      6.65%, 07/05/00..............      60,000       59,955,667
                                                  --------------
REAL ESTATE -- 4.0%
    HD Real Estate Funding+
      6.80%, 11/21/00..............      75,000       72,974,167
                                                  --------------
TELECOMMUNICATIONS -- 10.3%
    AT&T Corp.
      6.366%, 07/08/00.............      25,000       24,996,673
    CDC Corp.
      6.65%, 08/24/00..............      75,000       74,251,875

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    SBC Communications, Inc.+
      6.56%, 07/20/00..............  $   45,410   $   45,252,780
      6.63%, 08/17/00..............       5,200        5,154,990
      6.65%, 09/01/00..............      24,612       24,330,124
      6.68%, 09/01/00..............      15,000       14,827,433
                                                  --------------
                                                     188,813,875
                                                  --------------
UTILITIES -- 0.5%
    Wisconsin Energy Corp.+
      6.60%, 08/03/00..............      10,000        9,939,500
                                                  --------------
TOTAL COMMERCIAL PAPER
  (Cost $447,406,121)..............                  447,406,121
                                                  --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,841,254,270)............                1,841,254,270
OTHER ASSETS LESS
  LIABILITIES -- 0.2%..............                    3,141,865
                                                  --------------
NET ASSETS -- 100.0%...............               $1,844,396,135
                                                  ==============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 9.4% of net assets.

++ Maturity date reflects the next interest rate change date.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 6.3% of net assets.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 100.4%
AEROSPACE -- 2.7%
    General Dynamics Corp.............    246,000   $ 12,853,500
    General Motors Corp. Cl-H*........     62,900      5,519,475
                                                    ------------
                                                      18,372,975
                                                    ------------
AIRLINES -- 2.2%
    Continental Airlines, Inc.
      Cl-B*...........................    185,000      8,695,000
    Southwest Airlines Co.............    345,600      6,544,800
                                                    ------------
                                                      15,239,800
                                                    ------------
AUTOMOTIVE PARTS -- 2.3%
    Eaton Corp. ......................    106,800      7,155,600
    Lear Corp.*.......................    410,100      8,202,000
                                                    ------------
                                                      15,357,600
                                                    ------------
BROADCASTING -- 1.7%
    Emmis Communications Corp. Cl-A*..     79,200      3,276,900
    Scripps, (E.W.) Co. Cl-A..........    170,900      8,416,825
                                                    ------------
                                                      11,693,725
                                                    ------------
BUSINESS SERVICES -- 3.2%
    ChoicePoint, Inc.*................    188,200      7,880,875
    Comdisco, Inc.....................    253,500      5,656,219
    Iron Mountain, Inc.*..............    240,100      7,878,281
                                                    ------------
                                                      21,415,375
                                                    ------------
CAPITAL GOODS -- 3.0%
    American Standard Companies,
      Inc.*...........................    192,200      7,880,200
    SPX Corp.*........................    101,700     12,299,344
                                                    ------------
                                                      20,179,544
                                                    ------------
CHEMICALS -- 3.1%
    Engelhard Corp....................    327,700      5,591,381
    FMC Corp.*........................    141,800      8,224,400
    Praxair, Inc. ....................    194,100      7,266,619
                                                    ------------
                                                      21,082,400
                                                    ------------
CLOTHING & APPAREL -- 0.5%
    AnnTaylor Stores Corp.*...........     96,200      3,186,625
                                                    ------------
COMPUTER HARDWARE -- 2.9%
    Apple Computer, Inc.*.............     87,000      4,556,625
    Gateway, Inc.*....................    109,900      6,236,825
    Insight Enterprises, Inc.*........    146,000      8,659,625
                                                    ------------
                                                      19,453,075
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 3.4%
    Ceridian Corp.*...................    285,300      6,865,031
    Compuware Corp.*..................    359,900      3,733,963
    Fiserv, Inc.*.....................     76,300      3,299,975
    Intuit, Inc.*.....................     88,800      3,674,100
    Storage Networks, Inc.*...........      1,100         99,275
    SunGard Data Systems, Inc.*.......    174,800      5,418,800
                                                    ------------
                                                      23,091,144
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.6%
    Energizer Holdings, Inc.*.........    228,400      4,168,300
                                                    ------------
CONTAINERS & PACKAGING -- 1.0%
    Sealed Air Corp.*.................    132,900      6,960,638
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Flextronics International Ltd.*...     70,400   $  4,835,600
    Gemstar International Group
      Ltd.*...........................     67,900      4,172,667
                                                    ------------
                                                       9,008,267
                                                    ------------
ENERGY SERVICES -- 1.2%
    Dynegy, Inc.......................    114,100      7,794,456
                                                    ------------
FINANCIAL-BANK & TRUST -- 2.0%
    M&T Bank Corp. ...................     16,200      7,290,000
    Valley National Bancorp...........    242,970      5,937,579
                                                    ------------
                                                      13,227,579
                                                    ------------
FINANCIAL SERVICES -- 10.5%
    AMBAC Financial Group, Inc........    160,100      8,775,481
    Bear Stearns Companies, Inc. .....    133,200      5,544,450
    Countrywide Credit Industries,
      Inc. ...........................    293,300      8,890,656
    Dun & Bradstreet Corp.............    327,800      9,383,275
    Franklin Resources, Inc...........    228,100      6,928,538
    Household International, Inc......    223,000      9,268,438
    Providian Financial Corp..........     96,700      8,703,000
    SLM Holding Corp. ................    370,000     13,851,873
                                                    ------------
                                                      71,345,711
                                                    ------------
FOOD -- 3.8%
    Hershey Foods Corp................    156,300      7,609,856
    Kroger Co.*.......................    447,000      9,861,938
    Nabisco Holdings Corp. ...........    158,000      8,295,000
                                                    ------------
                                                      25,766,794
                                                    ------------
HEALTHCARE SERVICES -- 4.2%
    Healthsouth Corp.*................    948,000      6,813,750
    Tenet Healthcare Corp. ...........    463,400     12,511,800
    Wellpoint Health Networks,
      Inc.*...........................    123,700      8,960,519
                                                    ------------
                                                      28,286,069
                                                    ------------
HOTELS & MOTELS -- 2.0%
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]..........    428,900     13,858,831
                                                    ------------
INDUSTRIAL PRODUCTS -- 1.0%
    Crane Co..........................    267,800      6,510,888
                                                    ------------
INSURANCE -- 10.9%
    Ace Ltd...........................    456,400     12,779,199
    AON Corp..........................    296,000      9,194,500
    John Hancock Financial Services,
      Inc.*...........................     90,900      2,153,194
    MetLife, Inc.*....................    823,700     17,349,180
    Nationwide Financial Services,
      Inc. ...........................    364,900     11,996,088
    UNUM Corp.........................    436,200      8,751,263
    Xl Capital Ltd....................    219,400     11,875,025
                                                    ------------
                                                      74,098,449
                                                    ------------
MACHINERY & EQUIPMENT -- 1.8%
    Danaher Corp......................    124,900      6,174,743
    Pall Corp.........................    315,300      5,951,288
                                                    ------------
                                                      12,126,031
                                                    ------------

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
MEDICAL SUPPLIES & EQUIPMENT -- 6.0%
    Bard, (C.R.), Inc. ...............    205,700   $  9,899,312
    Becton Dickinson & Co. ...........    197,000      5,651,438
    Charles River Laboratories
      International, Inc.*............    159,800      3,545,563
    Genzyme Corp.*....................    251,400     14,942,587
    St. Jude Medical, Inc.*...........    149,800      6,872,074
                                                    ------------
                                                      40,910,974
                                                    ------------
METALS & MINING -- 1.1%
    Homestake Mining Co. .............  1,107,100      7,611,313
                                                    ------------
OIL & GAS -- 9.9%
    Anadarko Petroleum Corp. .........    189,500      9,344,718
    Apache Corp. .....................    134,700      7,922,044
    Coastal Corp. ....................    140,400      8,546,850
    Kinder Morgan, Inc. ..............    168,600      5,827,238
    Noble Drilling Corp.*.............    108,500      4,468,844
    Santa Fe International Corp. .....    148,300      5,181,231
    Transocean Sedco Forex, Inc. .....    171,000      9,137,812
    USX-Marathon Group, Inc. .........    308,100      7,721,756
    Williams Companies, Inc. .........    211,600      8,821,075
                                                    ------------
                                                      66,971,568
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.8%
    Bowater, Inc. ....................    115,400      5,092,025
                                                    ------------
PHARMACEUTICALS -- 0.7%
    Waters Corp.*.....................     35,900      4,480,769
                                                    ------------
PRINTING & PUBLISHING -- 2.0%
    Belo, (A.H.) Corp. Cl-A...........    796,700     13,792,869
                                                    ------------
RAILROADS -- 1.5%
    Kansas City Southern Industries,
      Inc. ...........................    115,400     10,234,538
                                                    ------------
REAL ESTATE -- 5.8%
    Boston Properties, Inc. [REIT]....    281,000     10,730,687
    Indymac Mortgage Holdings, Inc.
      [REIT]..........................    735,900      9,980,644
    Spieker Properties, Inc. [REIT]...    189,700      8,963,325
    Vornado Realty Trust [REIT].......    281,000      9,764,750
                                                    ------------
                                                      39,439,406
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
RETAIL & MERCHANDISING -- 1.3%
    Consolidated Stores Corp.*........    414,100   $  5,357,419
    Tiffany & Co. ....................     53,900      3,638,250
                                                    ------------
                                                       8,995,669
                                                    ------------
TELECOMMUNICATIONS -- 2.6%
    American Tower Corp. Cl-A*........    229,300      9,558,944
    Exfo Electro-Optical Engineering,
      Inc.*...........................        700         30,714
    Loral Space & Communications
      Ltd.*...........................  1,172,100      8,131,444
                                                    ------------
                                                      17,721,102
                                                    ------------
UTILITIES -- 3.4%
    AES Corp.*........................    296,000     13,505,000
    Unicom Corp. .....................    252,600      9,772,463
                                                    ------------
                                                      23,277,463
                                                    ------------
TOTAL COMMON STOCK
  (Cost $652,086,001).................               680,751,972
                                                    ------------
SHORT-TERM INVESTMENTS -- 0.4%
    Temporary Investment Cash Fund....  1,290,838      1,290,838
    Temporary Investment Fund.........  1,290,838      1,290,838
                                                    ------------
    (Cost $2,581,676).................                 2,581,676
                                                    ------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $654,667,677).................               683,333,648
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.8%)....................                (5,586,726)
                                                    ------------
NET ASSETS -- 100.0%..................              $677,746,922
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 48.2%
ADVERTISING -- 0.8%
    Lamar Advertising Co.*.............   62,800   $  2,720,025
    Omnicom Group, Inc. ...............   25,300      2,253,281
                                                   ------------
                                                      4,973,306
                                                   ------------
AEROSPACE -- 0.5%
    General Motors Corp. Cl-H*.........   30,700      2,693,925
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Ford Motor Co. ....................   28,900      1,242,700
                                                   ------------
AUTOMOTIVE PARTS -- 0.0%
    Visteon Corp.*.....................    3,784         45,881
                                                   ------------
BROADCASTING -- 1.8%
    Clear Channel Communications,
      Inc.*............................   41,100      3,082,500
    Grupo Televisa SA [GDR]*...........   24,000      1,654,500
    Hispanic Broadcasting Corp.*.......   72,600      2,404,875
    Infinity Broadcasting Corp.*.......   85,250      3,106,297
    UIH Australia Pacific, Inc.
      Warrants 144A*...................       50          1,500
    UnitedGlobalCom, Inc. Cl-A*........   11,000        514,250
                                                   ------------
                                                     10,763,922
                                                   ------------
BUSINESS SERVICES -- 0.3%
    Foundry Networks, Inc.*............   10,600      1,171,300
    Maximus, Inc.*.....................   31,300        692,513
                                                   ------------
                                                      1,863,813
                                                   ------------
COMPUTER HARDWARE -- 1.7%
    EMC Corp.*.........................   96,600      7,432,163
    Immersion Corp.*...................   29,000        870,000
    International Business Machines
      Corp. ...........................   16,128      1,767,024
                                                   ------------
                                                     10,069,187
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 7.9%
    BEA Systems, Inc.*.................   59,900      2,961,306
    Brocade Communications Systems,
      Inc.*............................   25,300      4,642,154
    Cisco Systems, Inc.*...............  116,000      7,373,249
    DST Systems, Inc.*.................   16,900      1,286,513
    InfoSpace.com, Inc.*...............  115,600      6,386,899
    ISS Group, Inc.*...................   34,200      3,376,716
    MarchFirst, Inc.*..................   69,200      1,262,900
    Microsoft Corp.*...................   37,500      3,000,000
    Oracle Corp.*......................   32,200      2,706,813
    Phone.com, Inc.*...................   40,700      2,650,588
    Redback Networks, Inc.*............   19,200      3,417,600
    Sun Microsystems, Inc.*............   69,000      6,274,687
    Veritas Software Corp.*............    9,650      1,090,601
                                                   ------------
                                                     46,430,026
                                                   ------------
CONGLOMERATES -- 0.9%
    Corning, Inc. .....................   11,000      2,968,625
    Tyco International Ltd. ...........   45,400      2,150,825
                                                   ------------
                                                      5,119,450
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
CONSUMER PRODUCTS & SERVICES -- 0.4%
    Critical Path, Inc.*...............   38,300   $  2,233,369
    Hedstrom Holdings, Inc. Warrants
      144A*............................      303              9
                                                   ------------
                                                      2,233,378
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.7%
    Analog Devices, Inc.*..............   60,800      4,620,800
    Comverse Technology, Inc.*.........   24,300      2,259,900
    General Electric Co. ..............   60,600      3,090,600
                                                   ------------
                                                      9,971,300
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.1%
    Club Regina Resorts, Inc.
      Warrants*........................       20             20
    Time Warner, Inc...................   26,800      2,036,800
    Viacom, Inc. Cl-B*.................   64,015      4,365,023
                                                   ------------
                                                      6,401,843
                                                   ------------
EQUIPMENT SERVICES -- 0.9%
    Quanta Services, Inc.*.............   94,500      5,197,500
                                                   ------------
FINANCIAL-BANK & TRUST -- 0.6%
    Chase Manhattan Corp. .............   71,100      3,275,044
                                                   ------------
FINANCIAL SERVICES -- 2.8%
    American Express Co. ..............   35,955      1,874,154
    AXA Financial, Inc. ...............   50,000      1,700,000
    Citigroup, Inc. ...................   41,700      2,512,425
    Merrill Lynch & Co., Inc. .........   31,700      3,645,500
    Morgan Stanley Dean Witter &
      Co. .............................   46,800      3,896,100
    Schwab, (Charles) Corp. ...........   89,100      2,995,988
                                                   ------------
                                                     16,624,167
                                                   ------------
FOOD -- 0.3%
    Safeway, Inc.*.....................   43,000      1,940,375
                                                   ------------
INSURANCE -- 1.1%
    American International Group,
      Inc. ............................   27,500      3,231,250
    AXA [ADR]..........................   20,000      1,591,250
    MGIC Investment Corp. .............   33,200      1,510,600
                                                   ------------
                                                      6,333,100
                                                   ------------
INTERNET SERVICES -- 2.0%
    America Online, Inc.*..............   79,200      4,177,800
    Juniper Networks, Inc.*............   26,600      3,871,963
    PSINet, Inc.*......................   22,000        552,750
    VeriSign, Inc.*....................   16,700      2,947,550
                                                   ------------
                                                     11,550,063
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.6%
    Baxter International, Inc. ........   46,600      3,276,563
    Forest Laboratories, Inc.*.........   25,500      2,575,500
    Genzyme Corp.*.....................   67,100      3,988,256
    Guidant Corp.*.....................   35,000      1,732,500
    Medtronic, Inc.....................   76,300      3,800,694
                                                   ------------
                                                     15,373,513
                                                   ------------
OIL & GAS -- 1.2%
    Apache Corp. ......................   16,500        970,406
    Exxon Mobil Corp...................   15,762      1,238,302
    Kerr-McGee Corp. ..................   38,700      2,280,881

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    TCR Holding Corp. Cl-B*............    2,898   $         29
    Williams Companies, Inc............   58,300      2,430,382
                                                   ------------
                                                      6,920,000
                                                   ------------
PHARMACEUTICALS -- 2.3%
    American Home Products Corp. ......   55,500      3,260,625
    Merck & Co., Inc. .................   40,000      3,065,000
    Pfizer, Inc. ......................  156,475      7,510,800
                                                   ------------
                                                     13,836,425
                                                   ------------
RETAIL & MERCHANDISING -- 1.6%
    Amazon.com, Inc.*..................   18,100        657,256
    Bed, Bath & Beyond, Inc.*..........   61,200      2,218,500
    Home Depot, Inc. ..................   48,400      2,416,975
    Linens 'n Things, Inc.*............   48,700      1,320,988
    Target Corp. ......................   54,000      3,132,000
                                                   ------------
                                                      9,745,719
                                                   ------------
SEMICONDUCTORS -- 4.1%
    Applied Materials, Inc.*...........   39,600      3,588,750
    Intel Corp.........................   36,900      4,933,068
    JDS Uniphase Corp.*................   21,000      2,517,375
    Microchip Technology, Inc.*........   32,850      1,914,026
    SDL, Inc.*.........................   28,000      7,985,249
    Vitesse Semiconductor Corp.*.......   45,900      3,376,519
                                                   ------------
                                                     24,314,987
                                                   ------------
TELECOMMUNICATIONS -- 10.4%
    360 Networks, Inc.*................  103,800      1,582,950
    AT&T Canada, Inc. NY Reg.*.........   57,000      1,891,688
    Bell Atlantic Corp.*...............   33,725      1,713,652
    Birch Telecommunications
      Warrants*........................       10            550
    BroadWing, Inc.....................   78,642      2,039,777
    Cellnet Data System Warrants
      144A*............................       95              1
    Comcast Corp. Cl-A*................   49,000      1,984,500
    Copper Mountain Networks, Inc.*....   22,000      1,938,750
    Global Crossing Ltd.*..............   62,200      1,636,638
    Korea Telecom Corp. [ADR]..........   29,659      1,434,754
    Level 3 Communications, Inc.*......   21,600      1,900,800
    Lucent Technologies, Inc...........   74,500      4,414,124
    McLeodUSA, Inc. Cl-A*..............  155,800      3,223,113
    Nextel International, Inc.*........        4              0
    NEXTLINK Communications, Inc.
      Cl-A*............................   88,000      3,338,500
    Nokia Corp. Cl-A [ADR].............   94,600      4,724,087
    Nortel Networks Corp. NY Reg.*.....   49,700      3,392,024
    Pathnet, Inc. Warrants 144A*.......       30            304
    Powertel, Inc.*....................       44          3,121
    Qwest Communications International,
      Inc.*............................  105,000      5,217,187
    SBC Communications, Inc. ..........   39,618      1,713,479
    Sycamore Networks, Inc.*...........   41,000      4,525,374
    Time Warner Telecom, Inc. Cl-A*....   51,600      3,321,750
    Univision Communications, Inc.*....   48,700      5,040,449
    Western Wireless Corp. Cl-A*.......   39,600      2,158,200
    Williams Communications Group,
      Inc.*............................   52,900      1,755,619

                                         SHARES       VALUE
                                         ------       -----
    WinStar Communications, Inc.*......    2,467   $     83,570
    WorldCom, Inc.*....................   50,100      2,298,338
                                                   ------------
                                                     61,333,299
                                                   ------------
UTILITIES -- 1.0%
    AES Corp.*.........................   67,600      3,084,250
    Enron Corp. .......................   47,000      3,031,500
                                                   ------------
                                                      6,115,750
                                                   ------------
TOTAL COMMON STOCK
  (Cost $203,046,961)..................             284,368,673
                                                   ------------
                                           PAR
                                          (000)
                                         -------
CORPORATE OBLIGATIONS -- 32.3%
AEROSPACE -- 0.1%
    Boeing Co.
      6.625%, 02/15/38.................  $   580        499,763
AIRLINES -- 0.9%
    AMR Corp.
      10.00%, 04/15/21.................      650        665,404
    Calair Capital Corp. LLC
      8.125%, 04/01/08.................       90         81,675
    Continental Airlines Series 981C
      6.541%, 09/15/09.................      841        787,513
    Delta Air Lines, Inc.
      7.90%, 12/15/09..................    1,000        944,038
      9.00%, 05/15/16..................      900        859,660
      10.375%, 12/15/22................      750        821,357
    United Air Lines, Inc.
      9.75%, 08/15/21..................    1,200      1,164,557
                                                   ------------
                                                      5,324,204
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    DaimlerChrysler NA Holding Co.
      7.40%, 01/20/05..................    1,250      1,248,141
      8.00%, 06/15/10..................      900        917,069
    Ford Motor Co.
      6.625%, 10/01/28.................    1,200      1,015,883
                                                   ------------
                                                      3,181,093
                                                   ------------
BEVERAGES -- 0.3%
    Seagram, (J.) & Sons Co.
      9.65%, 08/15/18..................    1,350      1,499,191
BROADCASTING -- 1.3%
    Continental Cablevision, Inc.
      9.50%, 08/01/13..................    4,450      4,824,699
    Cox Communications, Inc.
      7.75%, 08/15/06..................    1,000        996,321
    Liberty Media Group
      7.875%, 07/15/09.................      580        559,294
      8.25%, 02/01/30..................    1,400      1,288,910
                                                   ------------
                                                      7,669,224
                                                   ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
CABLE TELEVISION -- 1.4%
    British Sky Broadcasting
      8.20%, 07/15/09..................  $ 1,750   $  1,644,480
    Comcast Cable Communications, Inc.
      8.50%, 05/01/27..................    2,000      2,039,647
    Cox Enterprises, Inc. 144A
      8.00%, 02/15/07..................    1,400      1,389,319
    CSC Holdings, Inc.
      7.875%, 12/15/07.................    1,425      1,382,083
    Lenfest Communications, Inc.
      8.375%, 11/01/05.................    1,500      1,533,750
                                                   ------------
                                                      7,989,279
                                                   ------------
CHEMICALS -- 0.2%
    Airgas, Inc.
      7.14%, 03/08/04..................    1,200      1,094,568
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.9%
    Veritas Software Corp. [CVT]
      1.856%, 08/13/06.................    1,600      5,042,000
                                                   ------------
CONSTRUCTION -- 0.0%
    American Architectural Co.
      11.75%, 12/01/07.................       10          1,750
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Procter & Gamble Co.
      8.00%, 09/01/24..................    1,000      1,070,917
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Candescent Technologies Corp. [CVT]
      144A
      7.00%, 05/01/03..................    2,050      1,486,249
      7.00%, 05/01/03..................      500        362,500
    CSC Holdings, Inc.
      7.875%, 02/15/18.................      750        691,432
    Israel Electric Corp. Ltd. 144A
      7.75%, 03/01/09..................      800        775,614
      7.75%, 12/15/27..................    1,000        876,509
                                                   ------------
                                                      4,192,304
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.8%
    News America Holdings Co.
      9.25%, 02/01/13..................    1,700      1,807,013
      8.45%, 08/01/34..................    2,000      2,023,144
    Time Warner, Inc.
      9.125%, 01/15/13.................    3,000      3,261,951
      9.15%, 02/01/23..................    3,000      3,297,525
                                                   ------------
                                                     10,389,633
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.3%
    Browning-Ferris Industries, Inc.
      7.40%, 09/15/35..................    1,500      1,047,273
    Waste Management, Inc.
      7.125%, 12/15/17.................      170        139,158
      7.10%, 08/01/26..................      925        870,071
                                                   ------------
                                                      2,056,502
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
FINANCIAL-BANK & TRUST -- 4.6%
    Bank of America Corp.
      9.375%, 09/15/09.................  $ 1,800   $  1,959,620
    Bank of Tokyo-Mitsubishi
      8.40%, 04/15/10..................      270        273,039
    Banponce Trust I
      8.327%, 02/01/27.................    1,635      1,379,636
    BB&T Corp.
      6.375%, 06/30/05.................    1,100      1,044,805
    Dime Capital, Inc. Cl-A
      9.33%, 05/06/27..................    1,500      1,282,929
    First Union Corp.
      7.50%, 04/15/35..................    3,000      2,996,880
      6.55%, 10/15/35..................    1,840      1,753,816
    GreenPoint Capital Corp.
      9.10%, 06/01/27..................       10          8,176
    Mercantile Bancorp
      7.30%, 06/15/07..................    3,000      2,883,330
    Midland Bank PLC
      7.65%, 05/01/25..................      340        346,670
    NBD Bank NA
      8.25%, 11/01/24..................    2,965      3,120,276
    Provident Capital, Inc.
      8.60%, 12/01/26..................       20         16,749
    Regions Financial Corp.
      7.75%, 09/15/24..................    1,000      1,003,250
    Republic New York Corp.
      9.70%, 02/01/09..................      845        926,877
      9.50%, 04/15/14..................      880        976,677
    Sanwa Finance Aruba
      8.35%, 07/15/09..................      400        398,985
    Skandinaviska Enskilda
      6.875%, 02/15/09.................    1,350      1,255,291
    Sovereign Capital, Inc.
      9.00%, 04/01/27..................       15         11,635
    St. Paul Bancorp, Inc.
      7.125%, 02/15/04.................    1,220      1,182,084
    Suntrust Banks, Inc.
      8.75%, 11/15/04..................      600        623,323
    U.S. Bancorp
      7.50%, 06/01/26..................    1,500      1,506,131
    Union Planters Bank NA
      6.50%, 03/15/08..................    2,385      2,091,495
                                                   ------------
                                                     27,041,674
                                                   ------------
FINANCIAL SERVICES -- 6.3%
    AIG Sunamerica Global Financial
      Services II 144A
      7.60%, 06/15/05..................    1,500      1,514,919
    American General Finance
      8.45%, 10/15/09..................    1,650      1,692,540
    Associates Corp.
      6.95%, 11/01/18..................    1,885      1,662,338
    Bear Stearns Co., Inc.
      7.625%, 12/07/09.................    1,270      1,216,049
    Beaver Valley Funding Corp.
      9.00%, 06/01/17..................    1,930      1,930,000

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    Capital One Financial Corp.
      7.25%, 05/01/06..................  $ 1,765   $  1,661,940
    Citicorp Lease 144A
      8.04%, 12/15/19..................      900        897,372
    Colonial Capital II Co. Cl-A
      8.92%, 01/15/27..................       15         12,587
    Countrywide Home Loan Co.
      6.25%, 04/15/09..................    2,000      1,751,466
    Dow Capital BV
      9.20%, 06/01/10..................    1,600      1,709,493
    E*TRADE Group, Inc.
      6.00%, 02/01/07..................      650        593,158
      6.00%, 02/01/07 144A.............    1,000        906,250
    General Electric Capital Corp.
      7.375%, 01/19/10.................    2,860      2,894,119
    General Motors Acceptance Corp.
      9.00%, 10/15/02..................      725        750,867
      5.75%, 11/10/03..................    2,500      2,372,954
    Heller Financial, Inc.
      8.00%, 06/15/05..................    1,750      1,746,173
      7.375%, 11/01/09.................    1,970      1,856,916
    Household Finance Corp.
      8.00%, 05/09/05..................      870        877,756
    KN Capital Trust III
      7.63%, 04/15/28..................    1,595      1,339,902
    Lehman Brothers Holdings, Inc.
      7.375%, 01/15/07.................      700        671,253
      8.80%, 03/01/15..................    1,805      1,912,401
      8.50%, 08/01/15..................    1,850      1,847,473
    MBNA Capital I Cl-A
      8.278%, 12/01/26.................    1,415      1,160,248
    Riggs Capital Trust II
      8.875%, 03/15/27.................    1,535      1,253,281
    Source One Mortgage Services Corp.
      9.00%, 06/01/12..................      890        945,627
    Torchmark Corp.
      7.875%, 05/15/23.................    1,400      1,237,428
    Washington Mutual Capital I
      8.375%, 06/01/27.................      685        611,299
    Washington Mutual, Inc.
      8.25%, 04/01/10..................      875        864,775
    Webster Capital Corp. 144A
      9.36%, 01/29/27..................       10          8,852
                                                   ------------
                                                     37,899,436
                                                   ------------
FOOD -- 0.4%
    Conagra, Inc.
      7.125%, 10/01/26.................    2,500      2,386,610
                                                   ------------
HEALTHCARE SERVICES -- 0.0%
    Healthsouth Corp. [CVT]
      3.25%, 04/01/03..................       10          7,900
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Safety Components International,
      Inc. Cl-B
      10.125%, 07/15/07................       10          2,050
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
INSURANCE -- 0.3%
    General Electric Global Insurance
      7.75%, 06/15/30..................  $ 1,000   $    992,331
    John Hancock Global Funding II 144A
      7.90%, 07/02/10..................      900        898,313
                                                   ------------
                                                      1,890,644
                                                   ------------
OIL & GAS -- 1.4%
    Amerada Hess Corp.
      7.875%, 10/01/29.................      700        688,865
    Kinder Morgan Energy Partners
      6.30%, 02/01/09..................    1,400      1,261,352
    Occidental Petroleum Corp.
      7.375%, 11/15/08.................    1,000        968,503
      9.25%, 08/01/19..................    1,190      1,298,753
    Oneok, Inc.
      7.75%, 08/15/06..................      500        498,008
    Statoil 144A
      7.375%, 05/01/16.................      900        851,670
    Tosco Corp.
      7.80%, 01/01/27..................      900        859,839
    Union Pacific Resources
      7.50%, 10/15/26..................    1,300      1,224,677
    YPF SA
      9.125%, 02/24/09.................      700        711,375
                                                   ------------
                                                      8,363,042
                                                   ------------
RAILROADS -- 0.3%
    Norfolk Southern Corp.
      7.05%, 05/01/37..................    1,800      1,762,387
                                                   ------------
REAL ESTATE -- 0.2%
    ERP Operating L.P.
      7.125%, 10/15/17.................      500        423,328
    Spieker Properties, Inc. [REIT]
      7.35%, 12/01/17..................    1,000        870,917
                                                   ------------
                                                      1,294,245
                                                   ------------
TELECOMMUNICATIONS -- 3.9%
    AT&T Canada, Inc.
      7.625%, 03/15/05.................    1,700      1,694,591
      7.65%, 09/15/06..................      700        693,991
    AT&T Corp.
      8.625%, 12/01/31.................    2,100      2,125,780
    Centel Capital Corp.
      9.00%, 10/15/19..................    3,000      3,308,348
    Comverse Technology, Inc. [CVT]
      4.50%, 07/01/05..................      695      2,995,450
    CSC Holdings, Inc.
      7.25%, 07/15/08..................       20         18,584
    Deutsche Telekom Financial Corp.
      8.00%, 06/15/10..................    1,050      1,060,649
    GTE Corp.
      6.84%, 04/15/18..................      400        359,277
    Lenfest Communications, Inc.
      8.25%, 02/15/08..................      350        347,989
    MCI WorldCom, Inc.
      7.125%, 06/15/27.................    1,150      1,138,428

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    NTL, Inc. 144A
      5.75%, 12/15/09..................  $ 1,900   $  1,501,000
    Qwest Communications International,
      Inc.
      7.50%, 11/01/08..................    1,450      1,409,474
    Sprint Spectrum L.P.
      9.658%, 08/15/06 [STEP]..........       20         19,250
      11.00%, 08/15/06.................       10         10,767
    TCI Communications, Inc.
      8.75%, 08/01/15..................      400        433,371
    TeleCommunications, Inc.
      9.80%, 02/01/12..................    2,000      2,299,382
    Vodafone Airtouch PLC 144A
      7.75%, 02/15/10..................    1,500      1,489,664
    WorldCom, Inc.
      8.00%, 05/15/06..................    1,900      1,923,252
                                                   ------------
                                                     22,829,247
                                                   ------------
TRANSPORTATION -- 0.5%
    CSX Corp.
      9.00%, 08/15/06..................    3,000      3,111,732
UTILITIES -- 5.8%
    AES Corp.
      8.00%, 12/31/08..................      100         89,500
    Cleveland Electric Illuminating Co.
      Cl-B
      9.50%, 05/15/05..................       25         25,484
    CMS Energy Corp.
      8.125%, 05/15/02.................    4,000      3,915,487
    CMS Energy Corp. Cl-B
      6.75%, 01/15/04..................       40         37,060
    CMS Panhandle Holding Co.
      6.125%, 03/15/04.................    3,000      2,812,137
    Commonwealth Edison
      7.50%, 07/01/13..................    2,000      1,921,332
    Duke Energy Corp.
      7.875%, 08/15/04.................    1,500      1,510,325
    El Paso Electric Co.
      8.90%, 02/01/06..................    1,750      1,806,875
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11..................       10         10,517
    Empire District Electric Co.
      7.70%, 11/15/04..................    1,300      1,305,421
    Enron Corp.
      8.375%, 05/23/05.................      450        464,418
    Hydro-Quebec
      8.62%, 12/15/11..................    2,000      2,192,752
    KN Energy, Inc.
      7.35%, 08/01/26..................    2,000      1,976,642
    Niagara Mohawk Power Corp. Cl-G
      7.75%, 10/01/08..................    4,000      3,905,288
    Niagara Mohawk Power Corp. Cl-H
      [STEP]
      8.36%, 07/01/10..................    2,500      1,923,735
    Northeast Utilities System
      8.38%, 03/01/05..................       19         18,182
      8.58%, 12/01/06..................        7          7,275
    NRG Energy, Inc.
      7.50%, 06/01/09..................      900        847,196

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    Public Service of New Mexico Cl-A
      7.10%, 08/01/05..................  $ 1,200   $  1,159,950
    Sonat, Inc.
      7.625%, 07/15/11.................    1,900      1,860,529
    Southern Energy 144A
      7.90%, 07/15/09..................    2,500      2,289,443
    Tennessee Gas Pipeline
      7.50%, 04/01/17..................    2,000      1,903,564
    Texas-New Mexico Power Corp.
      6.25%, 01/15/09..................    1,000        865,593
    UtiliCorp United, Inc.
      6.70%, 10/15/06..................    1,500      1,481,360
                                                   ------------
                                                     34,330,065
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $191,123,925)..................             190,929,460
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 10.1%
    U.S. Treasury Notes
      6.625%, 05/31/02.................    4,000      4,007,031
      7.25%, 08/15/04..................    2,500      2,584,375
      5.875%, 11/15/04#................   14,500     14,287,039
      6.75%, 05/15/05..................    5,000      5,090,234
      6.50%, 08/15/05 - 02/15/10.......   23,000     23,301,334
      6.875%, 05/15/06.................   10,000     10,293,750
                                                   ------------
    (Cost $59,712,317).................              59,563,763
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
    Federal National Mortgage Assoc.
      5.75%, 04/15/03..................    1,775      1,721,047
      6.57%, 07/03/00..................   23,652     23,643,367
                                                   ------------
    (Cost $25,420,075).................              25,364,414
                                                   ------------
                                         SHARES
                                         -------
FOREIGN STOCK -- 1.8%
INSURANCE -- 0.0%
    AXA SA -- (FRF)*...................    1,552        245,475
                                                   ------------
TELECOMMUNICATIONS -- 1.8%
    Libertel NV -- (NLG)*..............   74,500      1,139,067
    Nokia AB Oyj -- (FIM)..............   17,560        899,714
    NTT Mobile Communications Network,
      Inc. -- (JPY)....................       40      1,085,051
    Sonera Oyj -- (FIM)................   55,000      2,517,494
    Telefonica SA -- (ESP)*............  100,735      2,172,678
    Vodafone AirTouch PLC -- (GBP).....  661,995      2,675,842
                                                   ------------
                                                     10,489,846
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $7,468,379)....................              10,735,321
                                                   ------------
PREFERRED STOCK -- 1.6%
FINANCIAL SERVICES -- 0.5%
    Calpine Capital Trust
      5.75%............................   26,400      3,162,983
                                                   ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------


                                         SHARES       VALUE
                                         -------   ------------
OIL & GAS -- 0.3%
    Kerr-McGee Corp.
      5.50%............................   32,000   $  1,592,000
                                                   ------------
TELECOMMUNICATIONS -- 0.6%
    Broadwing, Inc.
      6.75% [CVT]......................   10,400        488,800
    Cablevision Systems Corp. Cl-M
      11.125% [PIK]....................       10          1,063
    NEXTLINK Communications, Inc.
      6.50% [CVT]......................    3,300        568,013
    Winstar Communications, Inc.
      7.25%............................    2,680      2,639,799
                                                   ------------
                                                      3,697,675
                                                   ------------
UTILITIES -- 0.2%
    AES Corp.
      6.75% [CVT]......................   15,000      1,072,500
    Public Service Co. of New Hampshire
      Cl-A
      10.60%...........................      705         17,691
                                                   ------------
                                                      1,090,191
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $7,793,807)....................               9,542,849
                                                   ------------
                                           PAR
                                          (000)
                                         -------
SOVEREIGN ISSUES -- 0.7%
CANADA
    Province of British Columbia
      5.375%, 10/29/08.................  $   500        443,110
    Province of Manitoba
      7.75%, 07/17/16..................    1,750      1,787,716
    Province of Newfoundland
      9.00%, 06/01/19..................      800        881,512
    Province of Quebec
      6.50%, 01/17/06..................    1,000        961,770
                                                   ------------
    (Cost $4,047,402)..................               4,074,108
                                                   ------------
                                         PRINCIPAL
                                         IN LOCAL
                                         CURRENCY
                                           (000)        VALUE
                                         ---------   ------------
FOREIGN BONDS -- 0.3%
AUSTRALIA -- 0.0%
    State Bank New South Wales
      8.625%, 08/20/01.................     1,000    $    613,341
NETHERLANDS -- 0.1%
    Tecnost International NV
      6.125%, 07/30/09.................       510         448,305
NEW ZEALAND -- 0.1%
    Export Development Corp.
      6.50%, 12/21/04..................       950         428,881
UNITED KINGDOM -- 0.1%
    British Sky Broadcasting
      7.75%, 07/09/09..................       320         457,161
                                                     ------------
TOTAL FOREIGN BONDS
  (Cost $2,184,223)....................                 1,947,688
                                                     ------------
                                            PAR
                                           (000)
                                         ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
    Independent National Mortgage Corp.
      Series 1994-V Cl-A1
      8.841%, 12/25/24.................   $    45          46,368
    Morgan Stanley Capital I Series
      1996-WF1 Cl-A2
      7.227%, 01/16/06.................       655         655,685
                                                     ------------
    (Cost $713,324)....................                   702,053
                                                     ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $501,510,413)..................               587,228,329
                                                     ------------
                                          NUMBER
                                            OF
                                         CONTRACTS
                                         ---------
WRITTEN OPTIONS -- 0.0%
CALL OPTIONS
    Analog Devices, Strike Price $105,
      Expires 07/21/00
    (Cost $(100,527))..................        18          (3,375)
                                                     ------------
OTHER ASSETS LESS LIABILITIES --0.6%...                 3,810,921
                                                     ------------
NET ASSETS -- 100.0%...................              $591,035,875
                                                     ============

# Securities with an aggregate market value of $2,147,982 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2000:

                            EXPIRATION    NUMBER OF      UNREALIZED
       DESCRIPTION            MONTH       CONTRACTS     DEPRECIATION
---------------------------------------------------------------------
NASDAQ 100................    09/00           41         $   51,250
S&P 500...................    09/00           14             67,550
                                                         ----------
                                                         $  118,800
                                                         ==========

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 2.6% of net assets.
See Notes to Financial Statements.

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CORPORATE OBLIGATIONS -- 85.3%
AEROSPACE -- 0.3%
    Anteon Corp.
      12.00%, 05/15/09.................  $ 1,900  $  1,748,000
    Condor Systems, Inc. 144A
      11.875%, 05/01/09................      600       294,000
                                                  ------------
                                                     2,042,000
                                                  ------------
AUTOMOTIVE PARTS -- 3.4%
    Accuride Corp. Cl-B
      9.25%, 02/01/08..................    1,950     1,667,250
    Aftermarket Technology, Inc.
      12.00%, 08/01/04.................    1,938     1,947,690
    Aftermarket Technology, Inc. Cl-D
      12.00%, 08/01/04.................      350       351,750
    American Axle & Manufacturing, Inc.
      9.75%, 03/01/09..................    5,100     4,806,750
    French, (J.L.) Automotive Casting,
      Inc. 144A
      11.50%, 06/01/09.................    2,550     2,333,250
    HDA Parts System, Inc.
      12.00%, 08/01/05.................    2,275     1,649,375
    Lear Corp.
      9.50%, 07/15/06..................    2,500     2,437,500
      8.11%, 05/15/09..................    3,800     3,479,812
    Oxford Automotive, Inc.
      10.125%, 06/15/07................    2,000     1,850,000
                                                  ------------
                                                    20,523,377
                                                  ------------
BEVERAGES -- 0.6%
    National Wine & Spirits
      10.125%, 01/15/09................    1,450     1,402,875
    Triarc Consumer Beverage Co.
      10.25%, 02/15/09.................    2,500     2,425,000
                                                  ------------
                                                     3,827,875
                                                  ------------
BROADCASTING -- 4.7%
    Acme Television Co. Cl-B [STEP]
      11.043%, 09/30/04................    2,175     2,088,000
    Australis Media Ltd. [STEP]
      45.45%, 05/15/03.................       11           160
    Australis Media Ltd. Units [STEP]
      16.00%, 05/15/03.................      625         9,375
    Big City Radio, Inc. [STEP]
      12.937%, 03/15/05................    2,950     1,666,750
    Capstar Broadcasting Partners, Inc.
      [PIK]
      12.00%, 07/01/09.................      824       953,896
    Chancellor Media Corp. L.A. Cl-B
      8.75%, 06/15/07..................    1,950     1,979,250
      8.125%, 12/15/07.................    5,750     5,800,313
    Fox/Liberty Networks LLC [STEP]
      9.208%, 08/15/07.................    5,550     4,342,875
    Sinclair Broadcast Group, Inc.
      10.00%, 09/30/05.................    2,700     2,602,125
      8.75%, 12/15/07..................    1,650     1,460,250

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    UIH Australia Pacific, Inc. Cl-B
      [STEP]
      11.248%, 05/15/06................  $ 2,725  $  2,493,375
    UnitedGlobalCom, Inc. Cl-B [STEP]
      10.75%, 02/15/08.................    4,300     2,988,500
    XM Satellite Radio, Inc. 144A
      14.00%, 03/15/10.................    1,750     1,553,125
                                                  ------------
                                                    27,937,994
                                                  ------------
BUILDING MATERIALS -- 0.9%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07................    1,625     1,340,625
    ISG Resources, Inc.
      10.00%, 04/15/08.................    1,650     1,513,875
    Juno Lighting, Inc.
      11.875%, 07/01/09................    2,025     1,690,875
    NCI Building Systems, Inc. Cl-B
      9.25%, 05/01/09..................    1,000       945,000
                                                  ------------
                                                     5,490,375
                                                  ------------
BUSINESS SERVICES -- 3.8%
    e.spire Communications, Inc. [STEP]
      13.748%, 04/01/06................    1,400       605,500
    Intermedia Communications, Inc.
      [STEP]
      10.749%, 05/15/06................    4,850     4,631,750
      12.25%, 03/01/09.................    4,500     2,677,500
    Intermedia Communications, Inc.
      Cl-B
      8.875%, 11/01/07.................    1,000       942,500
      8.60%, 06/01/08..................      550       508,750
    Orion Network Systems
      11.25%, 01/15/07.................    2,750     1,608,750
    Sitel Corp.
      9.25%, 03/15/06..................    2,800     2,562,000
    Teligent, Inc.
      11.50%, 12/01/07.................    3,475     2,762,625
    Teligent, Inc. Cl-B [STEP]
      14.981%, 03/01/08................    3,000     1,455,000
    U.S. Office Products Co.
      9.75%, 06/15/08..................    4,475     1,006,875
    Winstar Communications, Inc. 144A
      10.612%, 04/15/10 [STEP].........    4,959     2,380,320
      12.75%, 04/15/10.................    1,693     1,642,210
                                                  ------------
                                                    22,783,780
                                                  ------------
CABLE TELEVISION -- 7.0%
    Charter Communications Holdings LLC
      10.00%, 04/01/09.................    2,000     1,950,000
      12.357%, 04/01/11 [STEP].........    7,850     4,494,125
    Comcast U.K. Cable Corp. [STEP]
      10.997%, 11/15/07................    2,900     2,726,000
    CSC Holdings, Inc.
      9.25%, 11/01/05..................    4,525     4,547,625
      7.875%, 12/15/07.................    1,700     1,648,201
      9.875%, 02/15/13.................      500       507,500

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Diamond Cable Communications PLC
      [STEP]
      10.751%, 12/15/05................  $ 4,000  $  3,820,000
    Diamond Holdings Co. PLC
      9.125%, 02/01/08.................    1,875     1,753,125
    Echostar DBS Corp.
      9.375%, 02/01/09.................    3,925     3,826,875
    NTL, Inc. Cl-B [STEP]
      10.408%, 02/01/06................    5,100     4,717,499
    Pegasus Communications Corp. Cl-B
      9.625%, 10/15/05.................    1,725     1,673,250
      9.75%, 12/01/06..................    1,500     1,455,000
    Rogers Cablesystems of America,
      Inc.
      11.00%, 12/01/15.................      750       806,250
    TeleWest Communications PLC
      11.25%, 11/01/08.................      525       535,500
      9.25%, 04/15/09 [STEP]...........    3,450     1,880,250
    United Pan-Europe Communication
      Corp. [STEP]
      13.221%, 04/15/08................    3,125     1,546,875
      12.475%, 08/01/09................    7,400     3,663,000
                                                  ------------
                                                    41,551,075
                                                  ------------
CHEMICALS -- 3.9%
    Foamex Capital Corp.
      13.50%, 08/15/05.................      500       430,000
    General Chemical Industry Products,
      Inc.
      10.625%, 05/01/09................    2,000     1,750,000
    Georgia Gulf Corp.
      10.375%, 11/01/07................      950       988,000
    Huntsman Corp. 144A
      9.50%, 07/01/07..................    3,125     2,828,125
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09................    1,200     1,212,000
    Lyondell Chemical Co.
      10.875%, 05/01/09................    6,500     6,467,500
    Polymer Group, Inc. Cl-B
      9.00%, 07/01/07..................    3,475     2,971,125
      8.75%, 03/01/08..................    2,450     2,070,250
    Sterling Chemicals Holdings, Inc.
      [STEP]
      11.077%, 08/15/08................    2,150       806,250
    Sterling Chemicals, Inc.
      11.75%, 08/15/06.................      950       783,750
    Texas Petrochemical Corp.
      11.125%, 07/01/06................    1,725     1,474,875
    United Industries Corp. Cl-B
      9.875%, 04/01/09.................    1,700     1,028,500
                                                  ------------
                                                    22,810,375
                                                  ------------
CLOTHING & APPAREL -- 0.6%
    Boyds Collection Ltd.
      9.00%, 05/15/08..................      717       630,960
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07..................    1,725       181,125
    GFSI, Inc. Cl-B
      9.625%, 03/01/07.................    2,425     1,758,125

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Pillowtex Corp.
      10.00%, 11/15/06.................  $ 1,600  $    584,000
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07..................    1,825       647,875
                                                  ------------
                                                     3,802,085
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.6%
    Exodus Communications, Inc. 144A
      11.625%, 07/15/10................    2,000     2,020,000
    Verio, Inc.
      10.625%, 11/15/09................    1,700     1,878,500
                                                  ------------
                                                     3,898,500
                                                  ------------
CONGLOMERATES -- 0.5%
    Eagle-Picher Industries, Inc.
      9.375%, 03/01/08.................    3,350     2,847,500
                                                  ------------
CONSTRUCTION -- 0.7%
    Formica Corp.
      10.875%, 03/01/09................    1,800     1,395,000
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07.................    3,100     3,053,500
                                                  ------------
                                                     4,448,500
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 4.2%
    Albecca, Inc.
      10.75%, 08/15/08.................    4,000     3,380,000
    American Safety Razor Co.
      9.875%, 08/01/05.................    1,000       965,000
    Amscan Holdings, Inc.
      9.875%, 12/15/07.................    1,800     1,485,000
    Cabot Safety Corp.
      12.50%, 07/15/05.................    2,500     2,512,500
    Chattem, Inc. Cl-B
      8.875%, 04/01/08.................    2,500     2,012,500
    Collins & Aikman Floor Coverings
      Corp.
      10.00%, 01/15/07.................    1,400     1,365,000
    Collins & Aikman Products Corp.
      11.50%, 04/15/06.................    1,000       962,500
    Diamond Brands Operating, Inc.
      [STEP]
      12.83%, 04/15/09.................    1,500       142,500
    Glenoit Corp.++
      11.00%, 04/15/07.................    2,000       290,000
    Jostens, Inc. 144A
      12.75%, 05/01/10.................    1,800     1,791,000
    NBTY, Inc. Cl-B
      8.625%, 09/15/07.................    2,350     2,056,250
    Revlon Consumer Products Corp.
      8.125%, 02/01/06.................    2,000     1,450,000
      8.625%, 02/01/08.................    5,000     2,550,000
    Scotts Co. 144A
      8.625%, 01/15/09.................    1,000       955,000

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Sleepmaster, Inc.
      11.00%, 05/15/09.................  $ 1,100  $  1,039,500
    Volume Services America, Inc.
      11.25%, 03/01/09.................    2,200     2,024,000
                                                  ------------
                                                    24,980,750
                                                  ------------
CONTAINERS & PACKAGING -- 1.6%
    Container Corp. of America
      11.25%, 05/01/04.................      250       255,000
    Huntsman Packaging Corp. 144A
      13.00%, 06/01/10.................    1,000     1,030,000
    Owens-Illinois, Inc.
      7.15%, 05/15/05..................    2,000     1,831,619
      8.10%, 05/15/07..................    1,000       939,840
      7.35%, 05/15/08..................    1,050       930,605
    Russell Stanley Holdings, Inc.
      10.875%, 02/15/09................    1,950     1,335,750
    Stone Container Corp.
      12.25%, 04/01/02.................      125       127,188
      11.50%, 10/01/04.................    1,350     1,404,000
      12.58%, 08/01/16 [VR]............    1,550     1,604,250
                                                  ------------
                                                     9,458,252
                                                  ------------
DIVERSIFIED -- 0.2%
    Blount International, Inc.
      13.00%, 08/01/09.................      950       973,750
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Amphenol Corp.
      9.875%, 05/15/07.................    1,400     1,421,000
    Electronic Retailing Systems, Inc.
      [STEP]
      13.25%, 02/01/04.................      875       185,938
    Flextronics International Ltd. 144A
      9.875%, 07/01/10.................    1,050     1,068,375
    SCG Holdings Corp.
      12.00%, 08/01/09.................      845       908,375
    WESCO Distribution, Inc. Cl-B
      9.125%, 06/01/08.................    4,200     3,864,000
                                                  ------------
                                                     7,447,688
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.7%
    AMF Group, Inc. [STEP]
      9.822%, 03/15/06.................    3,462       709,710
    Florida Panthers Holdings, Inc.
      9.875%, 04/15/09.................    3,925     3,699,313
    Premier Parks, Inc.
      9.25%, 04/01/06..................    2,275     2,166,938
      9.75%, 06/15/07..................    2,600     2,522,000
      9.724%, 04/01/08 [STEP]..........    6,250     4,296,874
    Regal Cinemas, Inc.
      9.50%, 06/01/08..................    5,125     1,255,625
    True Temper Sports, Inc.
      10.875%, 12/01/08................    1,875     1,846,875
                                                  ------------
                                                    16,497,335
                                                  ------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
ENVIRONMENTAL SERVICES -- 2.4%
    Allied Waste North America Co.
      10.00%, 08/01/09.................  $17,450  $ 14,658,000
                                                  ------------
EQUIPMENT SERVICES -- 0.2%
    Coinmach Corp. Cl-D
      11.75%, 11/15/05.................    1,100     1,061,500
                                                  ------------
FARMING & AGRICULTURE -- 0.1%
    Royster-Clark, Inc.
      10.25%, 04/01/09.................    1,100       896,500
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.4%
    GS Escrow Corp.
      7.125%, 08/01/05.................    7,925     7,061,017
    RBF Finance Co.
      11.00%, 03/15/06.................      500       540,000
      11.375%, 03/15/09................    1,050     1,139,250
                                                  ------------
                                                     8,740,267
                                                  ------------
FINANCIAL SERVICES -- 0.3%
    Unifrax Investment Corp.
      10.50%, 11/01/03.................    2,125     1,986,875
                                                  ------------
FOOD -- 1.6%
    Agrilink Foods, Inc.
      11.875%, 11/01/08................    3,700     2,978,499
    Del Monte Foods Co. [STEP]
      12.139%, 12/15/07................    1,100       838,750
    Dominos, Inc. Cl-B
      10.375%, 01/15/09................    2,000     1,865,000
    Eagle Family Foods, Inc. Cl-B
      8.75%, 01/15/08..................    2,200     1,309,000
    International Home Foods, Inc.
      10.375%, 11/01/06................    2,600     2,795,000
    Jitney-Jungle Stores, Inc.
      10.375%, 09/15/07................    2,725        34,063
    Nebco Evans Holding Co. [STEP]
      11.645%, 07/15/07................    1,250         7,813
                                                  ------------
                                                     9,828,125
                                                  ------------
FURNITURE -- 0.2%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07.................      775       751,750
      10.875%, 12/15/07 [STEP].........    1,000       725,000
                                                  ------------
                                                     1,476,750
                                                  ------------
HEALTHCARE SERVICES -- 3.7%
    Everest Healthcare Services, Inc.
      9.75%, 05/01/08..................    1,575     1,330,875
    Genesis Health Ventures, Inc.
      9.25%, 10/01/06..................    1,000        95,000
      9.875%, 01/15/09.................    1,450       181,250
    HCA-The Healthcare Co.
      6.91%, 06/15/05..................    2,950     2,697,893

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Hudson Respiratory Care, Inc.
      9.125%, 04/15/08.................  $   850  $    599,250
    Tenet Healthcare Corp.
      8.00%, 01/15/05..................    4,000     3,870,000
      8.625%, 01/15/07.................    3,500     3,368,750
      8.125%, 12/01/08.................    5,000     4,625,000
      9.25%, 09/01/10 144A.............    5,750     5,821,875
                                                  ------------
                                                    22,589,893
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.5%
    Continental Global Group, Inc. Cl-B
      11.00%, 04/01/07.................    2,100       556,500
    Hexcel Corp.
      9.75%, 01/15/09..................      750       686,250
    URS Corp. Cl-B 144A
      12.25%, 05/01/09.................    1,775     1,801,625
                                                  ------------
                                                     3,044,375
                                                  ------------
INTERNET SERVICES -- 2.4%
    Call-Net Enterprises, Inc. [STEP]
      8.522%, 08/15/07.................    4,100     1,962,670
      9.573%, 08/15/08.................    3,800     1,497,846
      10.826%, 05/15/09................    4,800     1,848,000
    Northpoint Communications Group,
      Inc. 144A
      12.875%, 02/15/10................    2,500     1,812,500
    PSINet, Inc.
      11.50%, 11/01/08.................      800       764,000
      11.00%, 08/01/09.................    3,000     2,820,000
    PSINet, Inc. Cl-B
      10.00%, 02/15/05.................    2,500     2,325,000
    Rhythms Netconnections 144A
      14.00%, 02/15/10.................    1,500     1,087,500
    Verio, Inc.
      11.25%, 12/01/08.................      575       641,125
                                                  ------------
                                                    14,758,641
                                                  ------------
MACHINERY & EQUIPMENT -- 2.4%
    Clark Materials Handling Corp.
      Cl-D++
      10.75%, 11/15/06.................    2,625       406,875
    Columbus McKinnon Corp.
      8.50%, 04/01/08..................    1,000       885,000
    National Equipment Services, Inc.
      Cl-B
      10.00%, 11/30/04.................      975       814,125
    National Equipment Services, Inc.
      Cl-D
      10.00%, 11/30/04.................    2,250     1,878,750
    NationsRent, Inc.
      10.375%, 12/15/08................    3,100     1,999,500
    Tekni-Plex, Inc. 144A
      12.75%, 06/15/10.................    1,400     1,403,500
    United Rentals, Inc.
      9.25%, 01/15/09..................    3,600     3,258,000

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    United Rentals, Inc. Cl-B
      9.00%, 04/01/09..................  $ 2,750  $  2,447,500
    Woods Equipment Co.
      12.00%, 07/15/09.................    1,375     1,161,875
                                                  ------------
                                                    14,255,125
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.6%
    CONMED Corp.
      9.00%, 03/15/08..................    2,975     2,737,000
    Dade International, Inc. Cl-B
      11.125%, 05/01/06................    2,575     1,454,875
    Fisher Scientific International,
      Inc.
      9.00%, 02/01/08..................    2,975     2,774,188
      9.00%, 02/01/08..................    4,200     3,916,500
    Hanger Orthopedic Group, Inc.
      11.25%, 06/15/09.................    1,775     1,553,125
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07.................    4,050     3,017,250
                                                  ------------
                                                    15,452,938
                                                  ------------
METALS & MINING -- 1.1%
    AEI Resources, Inc. 144A
      10.50%, 12/15/05.................    2,800       574,000
      11.50%, 12/15/06.................    3,375       354,375
    Euramax International PLC
      11.25%, 10/01/06.................    1,825     1,742,875
    Murrin Murrin Holdings Pty. Ltd.
      9.375%, 08/31/07.................      650       572,000
    Neenah Corp. Cl-B
      11.125%, 05/01/07................    1,725     1,328,250
    Neenah Corp. Cl-F
      11.125%, 05/01/07................    1,450     1,116,500
    Republic Technologies, Inc.
      13.75%, 07/15/09.................    1,700       221,000
    Ryerson Tull, Inc.
      9.125%, 07/15/06.................      900       859,347
                                                  ------------
                                                     6,768,347
                                                  ------------
OFFICE EQUIPMENT -- 0.4%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09.................    2,425     2,534,125
                                                  ------------
OIL & GAS -- 1.9%
    Continental Resources, Inc.
      10.25%, 08/01/08.................    3,075     2,767,500
    DI Industries, Inc.
      8.875%, 07/01/07.................      975       931,125
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09................    2,100     2,152,500
    R&B Falcon Corp.
      12.25%, 03/15/06.................    3,050     3,370,250

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    R&B Falcon Corp. Cl-B
      6.75%, 04/15/05..................  $ 1,600  $  1,448,000
    Triton Energy Ltd.
      9.25%, 04/15/05..................      850       845,750
                                                  ------------
                                                    11,515,125
                                                  ------------
PRINTING & PUBLISHING -- 0.5%
    Garden State Newspapers, Inc. Cl-B
      8.75%, 10/01/09..................    2,575     2,356,125
    K-III Communications Corp.
      8.50%, 02/01/06..................    1,000       960,000
                                                  ------------
                                                     3,316,125
                                                  ------------
RAILROADS -- 0.3%
    Railworks Corp.
      11.50%, 04/15/09.................    1,600     1,544,000
                                                  ------------
REAL ESTATE -- 1.5%
    HMH Properties, Inc. Cl-A
      7.875%, 08/01/05.................      400       370,000
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08.................    6,000     5,422,500
    HMH Properties, Inc. Cl-C
      8.45%, 12/01/08..................    3,250     3,006,250
                                                  ------------
                                                     8,798,750
                                                  ------------
RESTAURANTS -- 0.4%
    Advantica Restaurant Group, Inc.
      11.25%, 01/15/08.................    1,750     1,163,750
    Carrols Corp.
      9.50%, 12/01/08..................    1,800     1,503,000
                                                  ------------
                                                     2,666,750
                                                  ------------
RETAIL & MERCHANDISING -- 0.1%
    Community Distributors, Inc. Cl-B
      10.25%, 10/15/04.................    1,000       795,000
                                                  ------------
SEMICONDUCTORS -- 0.5%
    Fairchild Semiconductor Corp.
      10.375%, 10/01/07 144A...........    1,500     1,522,500
      10.75%, 04/15/09.................    2,100     1,417,500
                                                  ------------
                                                     2,940,000
                                                  ------------
TELECOMMUNICATIONS -- 21.8%
    Arch Communications, Inc.
      12.75%, 07/01/07.................    1,400     1,127,000
    Centennial Cellular Corp.
      10.75%, 12/15/08.................    2,250     2,261,250
    Crown Castle International Corp.
      10.524%, 05/15/11 [STEP].........    7,875     4,843,125
      10.75%, 08/01/11.................    1,100     1,122,000
      11.07%, 08/01/11 [STEP]..........    1,500       937,500
    Dolphin Telecom PLC [STEP]
      14.00%, 05/15/09.................    3,200     1,136,000
    Global Crossing Holdings Ltd.
      9.50%, 11/15/09..................    8,900     8,588,499

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Hermes Europe Railtel BV, Inc.
      11.50%, 08/15/07.................  $ 3,975  $  3,498,000
      10.375%, 01/15/09................    1,825     1,523,875
    Intermedia Communications, Inc.
      Cl-B [STEP]
      10.458%, 07/15/07................    1,050       834,750
    Lenfest Communications, Inc.
      8.25%, 02/15/08..................    2,275     2,253,774
    Level 3 Communications, Inc.
      9.125%, 05/01/08.................    6,300     5,685,750
      11.004%, 12/01/08 [STEP].........    9,575     5,745,000
    McLeodUSA, Inc.
      9.732%, 03/01/07 [STEP]..........    6,175     5,125,250
      9.25%, 07/15/07..................    1,300     1,261,000
      8.375%, 03/15/08.................    1,250     1,150,000
    Metricom, Inc.
      13.00%, 02/15/10.................      700       472,500
    MetroMedia Fiber Network, Inc.
      10.00%, 12/15/09.................    2,725     2,684,125
    Millicom International Cellular SA
      [STEP]
      11.76%, 06/01/06.................    5,375     4,595,625
    Nextel Communications, Inc.
      10.213%, 02/15/08 [STEP].........    6,500     4,793,750
      9.375%, 11/15/09.................    8,050     7,768,249
    Nextel International, Inc. [STEP]
      12.125%, 04/15/08................    1,750     1,149,278
    Nextel Partners, Inc. [STEP]
      6.885%, 02/01/09.................    1,235       864,500
    NEXTLINK Communications, Inc.
      9.00%, 03/15/08..................    1,575     1,452,938
      10.039%, 04/15/08 [STEP].........    3,000     1,890,000
      10.75%, 06/01/09.................    2,750     2,729,375
      12.20%, 06/01/09 [STEP]..........   10,800     6,750,000
    NTL, Inc. Cl-B [STEP]
      9.316%, 04/01/08.................    7,825     4,929,750
      10.822%, 10/01/08................      550       357,500
    Orius Capital Corp. 144A
      12.75%, 02/01/10.................    1,675     1,733,625
    Pegasus Media & Communications,
      Inc.
      12.50%, 07/01/05.................      975     1,018,875
    Qwest Communications International,
      Inc. [STEP]
      8.54%, 10/15/07..................    3,875     3,158,125
    Qwest Communications International,
      Inc. Cl-B [STEP]
      8.29%, 02/01/08..................    2,250     1,738,125
    RCN Corp. [STEP]
      11.939%, 10/15/07................      950       584,250
      12.606%, 07/01/08................    1,100       599,500
    RCN Corp. Cl-B [STEP]
      12.361%, 02/15/08................    1,700       926,500
    Rogers Cantel, Inc.
      8.80%, 10/01/07..................    4,000     4,000,000
    SpectraSite Holdings, Inc. [STEP]
      144A
      12.875%, 03/15/10................    2,500     1,387,500

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Telecommunications Techniques Co.
      9.75%, 05/15/08..................  $ 5,825  $  5,388,125
    Telesystem International Wireless,
      Inc. Cl-B [STEP]
      12.656%, 06/30/07................    5,325     3,754,125
      10.50%, 11/01/07.................      800       484,000
    Tritel PCS, Inc. [STEP]
      11.607%, 05/15/09................    1,000       665,000
    Triton PCS Holdings, Inc. [STEP]
      11.291%, 05/01/08................    4,850     3,564,750
    U.S. Unwired, Inc. [STEP]
      13.288%, 11/01/09................    1,825     1,012,875
    US Xchange LLC++
      15.00%, 07/01/08.................    1,625     1,775,313
    USA Mobile Communications Holdings,
      Inc.
      9.50%, 02/01/04..................      650       484,250
    Viatel, Inc.
      11.25%, 04/15/08.................    2,525     1,906,375
      12.374%, 04/15/08 [STEP].........    2,250     1,046,250
      11.50%, 03/15/09.................    1,250       956,250
    Voicestream Wireless Holdings
      10.375%, 11/15/09................    1,600     1,672,000
      11.732%, 11/15/09................    5,625     3,796,875
    Williams Communications Group, Inc.
      10.875%, 10/01/09................    1,900     1,862,000
                                                  ------------
                                                   131,045,051
                                                  ------------
TRANSPORTATION -- 1.8%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07.................      400       356,000
    Ameritruck Distribution Corp.
      Cl-B++
      12.25%, 11/15/05.................    1,950           195
    Gearbulk Holding Ltd.
      11.25%, 12/01/04.................    2,400     2,430,000
    Holt Group, Inc.
      9.75%, 01/15/06..................    1,350       141,750
    Motor Coach Industries, Inc.
      11.25%, 05/01/09.................    2,100     1,837,500
    Stena AB
      10.50%, 12/15/05.................    3,275     3,225,875
      8.75%, 06/15/07..................    2,775     2,442,000
    Stena Line AB
      10.625%, 06/01/08................    1,250       737,500
                                                  ------------
                                                    11,170,820
                                                  ------------
UTILITIES -- 0.3%
    CMS Energy Corp.
      7.50%, 01/15/09..................    1,100       986,084
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11..................      175       184,541
    International Utility Structures,
      Inc.
      10.75%, 02/01/08.................      925       763,125
                                                  ------------
                                                     1,933,750
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $604,092,306)..................            515,098,043
                                                  ------------
                                         SHARES      VALUE
                                         ------      -----
PREFERRED STOCK -- 3.3%
BROADCASTING -- 0.5%
    Benedek Communications Corp.
      11.50% [PIK].....................    1,600  $  1,048,000
    Sinclair Capital Cl-A
      11.625%..........................   22,500     2,126,250
                                                  ------------
                                                     3,174,250
                                                  ------------
FINANCIAL SERVICES -- 0.1%
    California Federal Capital Corp.
      Cl-A
      9.125% [PIK].....................   30,000       656,250
                                                  ------------
FOOD -- 0.0%
    Nebco Evans Holding Co.
      11.25% [PIK].....................    8,483         5,302
                                                  ------------
HEALTHCARE SERVICES -- 0.1%
    River Holding Corp. Cl-B
      11.50% [PIK].....................    6,266       441,753
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.0%
    International Utility Structures,
      Inc.
      $13.00 [PIK] 144A................      125       106,875
    International Utility Structures,
      Inc.
      13.00% [PIK] 144A................       34         2,805
                                                  ------------
                                                       109,680
                                                  ------------
MACHINERY & EQUIPMENT -- 0.1%
    Fairfield Manufacturing Co., Inc.
      11.25%...........................      650       555,750
                                                  ------------
OIL & GAS -- 0.3%
    R&B Falcon Corp.
      13.875% [PIK]....................    1,532     1,753,678
                                                  ------------
PRINTING & PUBLISHING -- 1.2%
    Primedia, Inc. Cl-D
      10.00%...........................   23,750     2,303,750
    Primedia, Inc. Cl-F
      9.20%............................   15,000     1,372,500
    Primedia, Inc. Cl-H
      8.625%...........................   43,100     3,685,049
                                                  ------------
                                                     7,361,299
                                                  ------------
TELECOMMUNICATIONS -- 1.0%
    AMFM Operating, Inc.
      12.625% [PIK]....................  967,500     1,117,463
    Nextel Communications, Inc.
      13.00% [PIK].....................    1,200     1,284,000
    Nextel Communications, Inc.
      Cl-E 11.125% [PIK]...............      956       927,320
    Pegasus Communications Corp. Cl-A
      12.75% [PIK].....................    2,758     2,785,658
                                                  ------------
                                                     6,114,441
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost $21,712,832)...................             20,172,403
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES      VALUE
                                         ------      -----
COMMON STOCK -- 0.1%
BROADCASTING -- 0.0%
    Australis Holdings Warrants
      144A*............................    1,000  $         10
                                                  ------------
CHEMICALS -- 0.0%
    Sterling Chemicals Holdings, Inc.
      Warrants*........................    1,075         9,406
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing Systems, Inc.
      Warrants 144A*...................      875           875
                                                  ------------
METALS & MINING -- 0.0%
    Bar Technologies, Inc. Warrants
      144A*............................      300             0
    Republic Technologies Warrants*....    1,700             0
    Royal Oak Mines, Inc.++*...........   66,164             0
                                                  ------------
OIL & GAS -- 0.1%
    R&B Falcon Corp. Warrants 144A*....      750       374,250
                                                  ------------
PRINTING & PUBLISHING -- 0.0%
    MediaNews Group, Inc.*.............    1,000       150,000
                                                  ------------
TELECOMMUNICATIONS -- 0.0%
    Metricom, Inc. Warrants*...........    1,350         2,734
    MetroNet Communications Corp.
      Warrants 144A*...................    1,525       167,750
    Sullivan Broadcasting Holdings,
      Inc.*............................    2,400             0
    UIH Australia Warrants*............    3,100        93,000
    Wireless One, Inc. Warrants*.......    1,500            15
                                                  ------------
                                                       263,499
                                                  ------------
TOTAL COMMON STOCK
  (Cost $239,288)......................                798,040
                                                  ------------
                                           PAR
                                          (000)
                                          -----
REPURCHASE AGREEMENTS -- 9.9%
  Greenwich Capital Markets, Inc.
    6.25% dated 06/30/00, maturing
    07/03/00, repurchase price
    $59,895,179 (Collateralized by U.S.
    Treasury Notes, par value
    $61,548,000, market value
    $61,024,365 due 11/15/04)
  (Cost $59,864,000)...................  $59,864  $ 59,864,000
                                                  ------------
TOTAL INVESTMENTS -- 98.6%
  (Cost $685,908,426)..................            595,932,486
OTHER ASSETS LESS
  LIABILITIES -- 1.4%..................              8,677,573
                                                  ------------
NET ASSETS -- 100.0%...................           $604,610,059
                                                  ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++ Illiquid security. At the end of the period, these securities amounted to 0.4% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 6.0% of net assets.

See Notes to Financial Statements.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 46.4%
ADVERTISING -- 0.1%
    Omnicom Group, Inc. .............       3,800   $    338,438
                                                    ------------
AEROSPACE -- 0.3%
    Boeing Co. ......................      10,768        450,237
    General Dynamics Corp. ..........       2,500        130,625
    General Motors Corp. Cl-H*.......         660         57,915
    Honeywell International, Inc. ...      10,012        337,279
    Litton Industries, Inc.*.........       1,700         71,400
    Lockheed Martin Corp. ...........       5,600        138,950
    Northrop Grumman Corp. ..........       1,500         99,375
    Primex Technologies, Inc. .......         840         18,480
    Raytheon Co. Cl-B*...............       4,000         77,000
                                                    ------------
                                                       1,381,261
                                                    ------------
AIRLINES -- 0.1%
    Alaska Air Group, Inc.*..........       2,700         73,238
    AMR Corp.*.......................       2,400         63,450
    Delta Air Lines, Inc. ...........       2,000        101,125
    Southwest Airlines Co. ..........      10,025        189,848
                                                    ------------
                                                         427,661
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.3%
    Ford Motor Co. ..................      16,000        688,000
    General Motors Corp. ............       8,080        469,145
    Honda Motor Co. Ltd. [ADR].......       3,700        254,375
                                                    ------------
                                                       1,411,520
                                                    ------------
AUTOMOTIVE PARTS -- 0.2%
    Arvin Industries, Inc. ..........       1,800         31,275
    Dana Corp. ......................       2,880         61,020
    Delphi Automotive Systems
      Corp. .........................       6,919        101,623
    Eaton Corp. .....................       1,600        107,199
    Federal-Mogul Corp. .............       2,600         24,863
    Genuine Parts Co. ...............       4,050         81,000
    Goodyear Tire & Rubber Co. ......       2,400         48,000
    Lear Corp.*......................       3,700         74,000
    Mark IV Industries, Inc. ........       4,300         89,763
    Superior Industries
      International, Inc. ...........       2,500         64,375
    TRW, Inc. .......................       1,400         60,725
    Visteon Corp.*...................       2,095         25,401
                                                    ------------
                                                         769,244
                                                    ------------
BEVERAGES -- 0.8%
    Anheuser-Busch Companies,
      Inc. ..........................       7,500        560,156
    Cadbury Schweppes PLC [ADR]......       4,246        111,458
    Coca-Cola Co. ...................      29,400      1,688,662
    Coca-Cola Enterprises, Inc. .....       7,000        114,188
    Compania Cervecerias Unidas SA
      [ADR]..........................       3,900         88,481
    PepsiCo, Inc. ...................      18,000        799,875
    Whitman Corp. ...................       4,900         60,638
                                                    ------------
                                                       3,423,458
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
BROADCASTING -- 0.2%
    Chris-Craft Industries, Inc.*....       1,462   $     96,583
    Clear Channel Communications,
      Inc.*..........................       4,000        300,000
    Hispanic Broadcasting Corp.*.....       3,800        125,875
    News Corp. Ltd. .................       5,400        294,300
                                                    ------------
                                                         816,758
                                                    ------------
BUILDING MATERIALS -- 0.2%
    Armstrong Holdings, Inc. ........         800         12,250
    Clayton Homes, Inc. .............       6,450         51,600
    Fastenal Co. ....................       2,100        106,313
    Martin Marietta Materials
      Corp. .........................       2,800        113,225
    Masco Corp. .....................       7,200        130,049
    Modine Manufacturing Co. ........       1,100         29,700
    USG Corp. .......................       1,800         54,675
    Vulcan Materials Co. ............       3,000        128,063
    York International Corp. ........       2,000         52,250
                                                    ------------
                                                         678,125
                                                    ------------
BUSINESS SERVICES -- 0.3%
    Adecco SA [ADR]*.................         141         14,964
    Avery Dennison Corp. ............       2,500        167,813
    Comdisco, Inc. ..................       5,700        127,181
    Convergys Corp.*.................       4,300        223,063
    Equifax, Inc. ...................       2,000         52,625
    First Data Corp. ................       7,200        357,299
    Manpower, Inc. ..................       3,800        121,600
    Navigant International, Inc.*....         215          2,069
    Nova Corp. ......................       3,100         86,606
    Parametric Technology Corp.*.....       5,000         55,000
    Quintiles Transnational Corp.*...       4,300         60,738
    Robert Half International,
      Inc.*..........................       7,700        219,450
                                                    ------------
                                                       1,488,408
                                                    ------------
CAPITAL GOODS -- 0.0%
    Harsco Corp. ....................       2,600         66,300
                                                    ------------
CHEMICALS -- 0.5%
    AKZO Nobel NV [ADR]..............         100          4,206
    Arch Chemicals, Inc. ............       1,050         22,969
    Cabot Corp. .....................       4,100        111,725
    Crompton Corp. ..................       9,451        115,775
    Dexter Corp. ....................       1,500         72,000
    Dow Chemical Co. ................       9,000        271,687
    DuPont, (E.I.) de Nemours &
      Co. ...........................      15,059        658,830
    FMC Corp.*.......................       1,600         92,800
    Grace, (W.R.) & Co.*.............       2,000         24,250
    Great Lakes Chemical Corp. ......       2,500         78,750
    Hanna, (M.A.) Co. ...............       3,400         30,600
    IMC Global, Inc. ................       6,000         78,000
    Imperial Chemical Industries
      PLC............................       3,000         92,438
    Lubrizol Corp. ..................       3,100         65,100
    Olin Corp. ......................       3,600         59,400
    Omnova Solutions, Inc. ..........       2,800         17,500
    PPG Industries, Inc. ............       3,000        132,938
    Rohm & Haas Co. .................       2,459         84,836
    Schulman, (A.), Inc. ............       3,000         36,188
    Solutia, Inc. ...................       5,560         76,450
                                                    ------------
                                                       2,126,442
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
CLOTHING & APPAREL -- 0.2%
    Abercrombie & Fitch Co. Cl-A*....       3,600   $     43,875
    AnnTaylor Stores Corp.*..........       1,600         53,000
    Cintas Corp. ....................       5,400        198,113
    Jones Apparel Group, Inc.*.......       5,200        122,200
    Nike, Inc. Cl-B..................       5,500        218,968
    Payless ShoeSource, Inc.*........       1,181         61,633
    Ross Stores, Inc. ...............       5,200         88,725
    Springs Industries, Inc. Cl-A....       2,100         67,594
    Unifi, Inc.*.....................       4,800         59,400
                                                    ------------
                                                         913,508
                                                    ------------
COMPUTER HARDWARE -- 2.0%
    Compaq Computer Corp. ...........      23,368        597,345
    Dell Computer Corp.*.............      38,000      1,873,875
    EMC Corp.*.......................      26,000      2,000,375
    Hewlett-Packard Co. .............      12,000      1,498,500
    International Business Machines
      Corp. .........................      24,000      2,629,499
    Quantum Corp. - DLT & Storage
      Systems*.......................       6,500         62,969
    Quantum Corp. - Hard Disk
      Drive*.........................       2,650         29,316
    Seagate Technology, Inc.*........       4,500        247,500
    Storage Technology Corp.*........       3,700         40,469
                                                    ------------
                                                       8,979,848
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 5.2%
    Adobe Systems, Inc. .............       1,200        156,000
    Automatic Data Processing,
      Inc. ..........................       7,500        401,719
    Aztec Technology Partners,
      Inc.*..........................         430            934
    BMC Software, Inc.*..............       6,200        226,203
    Cadence Design Systems, Inc.*....       9,500        193,563
    Ceridian Corp.*..................       5,200        125,125
    Cisco Systems, Inc.*.............      84,000      5,339,249
    Citrix Systems, Inc.*............       6,200        117,413
    Computer Associates
      International, Inc. ...........       7,362        376,842
    Computer Sciences Corp.*.........       2,000        149,375
    Compuware Corp.*.................      11,400        118,275
    DST Systems, Inc.*...............         900         68,513
    Electronic Arts, Inc.*...........       2,800        204,225
    Electronic Data Systems Corp. ...       7,500        309,375
    Fiserv, Inc.*....................       4,525        195,706
    Informix Corp.*..................       7,300         54,294
    Intuit, Inc.*....................       7,800        322,725
    Legato Systems, Inc.*............       3,100         46,888
    Microsoft Corp.*.................      63,500      5,079,999
    NCR Corp.*.......................       2,400         93,450
    Networks Associates, Inc.*.......       6,350        129,381
    Novell, Inc.*....................       9,500         87,875
    Oracle Corp.*....................      39,250      3,299,452
    Paychex, Inc. ...................      11,400        478,800
    Policy Management Systems
      Corp.*.........................       1,700         26,138
    Siebel Systems, Inc.*............       7,800      1,275,788
    Structural Dynamics Research
      Corp.*.........................       2,500         37,656
    Sun Microsystems, Inc.*..........      18,800      1,709,625
    SunGard Data Systems, Inc.*......       3,200         99,200

                                         SHARES        VALUE
                                         ------        -----
    Symantec Corp.*..................       3,500   $    188,781
    Synopsys, Inc.*..................       2,300         79,494
    Tech Data Corp.*.................       1,900         82,769
    Veritas Software Corp.*..........      14,400      1,627,425
                                                    ------------
                                                      22,702,257
                                                    ------------
CONGLOMERATES -- 1.0%
    Berkshire Hathaway, Inc. Cl-B*...         136        239,360
    Corning, Inc. ...................       5,200      1,403,350
    Minnesota Mining & Manufacturing
      Co. ...........................       5,300        437,250
    Ogden Corp. .....................       2,500         22,500
    Philip Morris Companies, Inc. ...      29,300        778,281
    Textron, Inc. ...................       1,500         81,469
    Tyco International Ltd. .........      20,800        985,400
    United Technologies Corp. .......       8,427        496,140
    Viad Corp. ......................       4,500        122,625
                                                    ------------
                                                       4,566,375
                                                    ------------
CONSTRUCTION -- 0.0%
    Granite Construction, Inc. ......       2,650         64,925
    Jacobs Engineering Group,
      Inc.*..........................       2,400         78,450
                                                    ------------
                                                         143,375
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.7%
    ACNielson Corp.*.................       3,100         68,200
    Church and Dwight Co., Inc. .....       2,000         36,000
    Clorox Co. ......................       3,256        145,910
    Colgate-Palmolive Co. ...........       7,500        449,063
    Cross, (A.T.) Co. Cl-A*..........       1,400          6,825
    Dial Corp. ......................       3,600         37,350
    Eastman Kodak Co. ...............       4,200        249,900
    Energizer Holdings, Inc.*........       2,000         36,500
    Fortune Brands, Inc. ............       4,100         94,556
    Gillette Co. ....................      14,000        489,124
    International Flavors &
      Fragrances, Inc. ..............       2,000         60,375
    Keane, Inc.*.....................       2,600         56,225
    Lancaster Colony Corp. ..........       1,550         29,741
    National Presto Industries,
      Inc. ..........................         800         24,600
    Pittston Brink's Group...........       1,300         17,794
    Procter & Gamble Co. ............      16,000        915,999
    RJ Reynolds Tobacco Holdings.....       4,200        117,338
    Shaw Industries, Inc. ...........       5,100         63,750
    Sotheby's Holdings, Inc. Cl-A....       3,400         59,500
    Stewart Enterprises, Inc. .......       8,900         31,428
    Universal Corp. .................       1,800         38,025
    WestPoint Stevens, Inc. .........       2,300         25,588
                                                    ------------
                                                       3,053,791
                                                    ------------
CONTAINERS & PACKAGING -- 0.1%
    Bemis Co., Inc. .................       2,700         90,788
    Owens Illinois, Inc.*............       3,700         43,244
    Sealed Air Corp.*................       2,400        125,700
    Sonoco Products Co. .............       3,910         80,399
                                                    ------------
                                                         340,131
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.6%
    Agilent Technologies, Inc.*......       4,576   $    337,480
    American Power Conversion
      Corp.*.........................       8,800        359,150
    Analog Devices, Inc.*............      19,266      1,464,215
    Arrow Electronics, Inc.*.........       5,600        173,600
    Comverse Technology, Inc.*.......       4,800        446,400
    Diebold, Inc. ...................       2,700         75,263
    Emerson Electric Co. ............       5,500        332,063
    General Electric Co. ............     120,000      6,119,999
    Hitachi Ltd. [ADR]...............       5,000        720,625
    Hubbell, Inc. Cl-B*..............       2,500         63,750
    Koninklijke (Royal) Philips
      Electronics NV NY Reg. ........       8,752        415,720
    Linear Technology Corp. .........      12,000        767,250
    Molex, Inc. .....................       8,093        389,476
    PerkinElmer, Inc. ...............       3,000        198,375
    Rockwell International Corp. ....       3,000         94,500
    Sanmina Corp.*...................       4,400        376,200
    SCI Systems, Inc.*...............       4,400        172,975
    Solectron Corp.*.................      12,200        510,875
    Symbol Technologies, Inc. .......       4,443        247,420
    Teleflex, Inc. ..................       1,800         66,713
    Teradyne, Inc.*..................       6,200        455,700
    Texas Instruments, Inc. .........      22,000      1,511,124
    TXU Corp. .......................       4,000        118,000
    Varian Medical Systems, Inc.*....       1,900         74,338
    Varian, Inc.*....................       1,900         87,638
                                                    ------------
                                                      15,578,849
                                                    ------------
ENERGY SERVICES -- 0.1%
    Dynegy, Inc. ....................       3,700        252,756
    Halliburton Co. .................       7,700        363,344
                                                    ------------
                                                         616,100
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.1%
    Brunswick Corp. .................       2,000         33,125
    Callaway Golf Co. ...............       2,200         35,888
    Carnival Corp. ..................       7,700        150,150
    Disney, (Walt) Co. ..............      26,592      1,032,102
    Harley-Davidson, Inc. ...........      11,800        454,300
    International Game Technology....       5,900        156,350
    Mandalay Resort Group*...........       5,000        100,000
    Mattel, Inc. ....................       4,100         54,069
    Premier Parks, Inc. .............       3,000         68,250
    Sabre Holdings Corp. ............       1,734         49,419
    Time Warner, Inc. ...............      15,200      1,155,200
    Viacom, Inc. Cl-B*...............      19,765      1,347,725
                                                    ------------
                                                       4,636,578
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.1%
    Allied Waste Industries, Inc.*...       5,400         54,000
    Tetra Tech, Inc.*................       2,343         53,596
    Waste Management, Inc. ..........      12,959        246,221
                                                    ------------
                                                         353,817
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.9%
    Astoria Financial Corp. .........       3,200         82,400
    Australia & New Zealand Banking
      Group Ltd. [ADR]...............       3,600        137,025

                                         SHARES        VALUE
                                         ------        -----
    Banco Bilbao Vizcaya Argentaria
      SA [ADR].......................      36,300   $    535,424
    Banco Bradesco SA [ADR]..........      14,500        126,195
    Banco Frances SA [ADR]...........       5,060        109,423
    Bank of America Corp. ...........      22,360        961,479
    Bank of New York Co., Inc. ......       9,400        437,099
    Bank One Corp. ..................      14,134        375,434
    CCB Financial Corp. .............       2,000         76,500
    Charter One Financial, Inc. .....       6,237        143,451
    Chase Manhattan Corp. ...........      15,018        691,766
    City National Corp. .............       1,800         63,900
    Compass Bancshares, Inc. ........       4,500         76,781
    Dime Bancorp, Inc. ..............       5,100         80,325
    Fifth Third Bancorp..............       4,225        267,231
    First Security Corp. ............       8,287        112,392
    First Tennessee National
      Corp. .........................       5,400         89,438
    First Union Corp. ...............      12,608        312,836
    First Virginia Banks, Inc. ......       2,000         69,625
    Firstar Corp. ...................      16,093        338,959
    GreenPoint Financial Corp. ......       3,000         56,250
    Hibernia Corp. Cl-A..............       5,500         59,813
    Huntington Bancshares, Inc. .....       4,066         64,294
    KeyCorp..........................       7,000        123,375
    Marshall & Ilsley Corp. .........       4,700        195,050
    MBNA Corp. ......................       9,500        257,688
    Mellon Financial Corp. ..........       8,800        320,650
    Mercantile Bankshares Corp. .....       3,300         98,381
    Morgan, (J.P.) & Co., Inc. ......       2,100        231,263
    National City Corp. .............       7,520        128,310
    North Fork Bancorporation,
      Inc. ..........................       4,400         66,550
    Northern Trust Corp. ............       3,000        195,188
    Old Kent Financial Corp. ........       5,182        138,612
    Pacific Century Financial
      Corp. .........................       3,900         58,013
    Regions Financial Corp. .........       2,700         53,663
    Silicon Valley Bancshares*.......       2,800        119,350
    Southtrust Corp. ................       3,200         72,400
    State Street Corp. ..............       2,000        212,125
    Summit Bancorp...................       4,000         98,500
    SunTrust Banks, Inc. ............       3,648        166,668
    TCF Financial Corp. .............       4,700        120,731
    U.S. Bancorp.....................       9,659        185,936
    Uniao de Bancos Brasileiros SA
      [GDR]..........................       3,300         94,875
    Union Planters Corp. ............       2,800         78,225
    Wilmington Trust Corp. ..........       1,900         81,225
    Zions Bancorp....................       2,700        123,905
                                                    ------------
                                                       8,488,723
                                                    ------------
FINANCIAL SERVICES -- 2.4%
    AMBAC Financial Group, Inc. .....       2,400        131,550
    American Express Co. ............      15,300        797,512
    Associates First Capital Corp.
      Cl-A...........................       8,728        194,744
    Bear Stearns Companies, Inc. ....       4,095        170,454
    Block, (H&R), Inc. ..............       2,000         64,750
    Capital One Financial Corp. .....       2,500        111,563
    Citigroup, Inc. .................      43,005      2,591,050
    Concord EFS, Inc.*...............       6,450        167,700
    Dun & Bradstreet Corp. ..........       2,500         71,563

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    E*TRADE Group, Inc.*.............       9,000   $    148,500
    Edwards, (A.G.), Inc. ...........       3,350        130,650
    Fannie Mae.......................      14,000        730,625
    FINOVA Group, Inc. ..............       2,500         32,500
    Fleet Financial Group, Inc. .....      11,056        375,904
    Franklin Resources, Inc. ........       5,700        173,138
    Freddie Mac......................      10,600        429,300
    Golden West Financial Corp. .....       2,400         97,950
    Grupo Financiero Bancomer [ADR]
      144A*..........................       1,400         14,223
    Household International, Inc. ...       5,600        232,750
    Merrill Lynch & Co., Inc. .......       3,900        448,500
    Morgan Stanley Dean Witter &
      Co. ...........................      14,970      1,246,252
    Paine Webber Group, Inc. ........       5,800        263,900
    PNC Financial Services Group,
      Inc. ..........................       2,820        132,188
    Providian Financial Corp. .......       1,500        135,000
    Schwab, (Charles) Corp. .........      15,075        506,897
    Waddell & Reed Financial, Inc.
      Cl-A...........................         392         12,846
    Waddell & Reed Financial, Inc.
      Cl-B...........................       1,674         48,651
    Washington Mutual, Inc. .........       5,750        166,031
    Wells Fargo & Co. ...............      20,000        775,000
                                                    ------------
                                                      10,401,691
                                                    ------------
FOOD -- 1.0%
    Albertson's, Inc. ...............       6,024        200,298
    Archer Daniels Midland Co. ......      11,887        116,641
    Bestfoods, Inc. .................       3,300        228,525
    Campbell Soup Co. ...............       6,000        174,750
    ConAgra, Inc. ...................       6,900        131,531
    Dean Foods Corp. ................       1,400         44,363
    Diageo PLC [ADR].................       6,547        232,828
    Dole Food Co. ...................       2,800         45,850
    Flowers Industries, Inc. ........       3,000         59,813
    General Mills, Inc. .............       5,000        191,250
    Heinz, (H.J.) Co. ...............       6,250        273,438
    Hershey Foods Corp. .............       2,600        126,588
    Hormel Foods Corp. ..............       6,000        100,875
    IBP, Inc. .......................       4,300         66,381
    Interstate Bakeries Corp. .......       3,000         44,250
    Kellogg Co. .....................       7,000        208,250
    Kroger Co.*......................      16,800        370,649
    Lance, Inc. .....................       3,200         28,800
    McCormick & Co., Inc. ...........       4,100        133,250
    Ralston Purina Group.............       5,000         99,688
    Safeway, Inc.*...................       6,060        273,458
    Sara Lee Corp. ..................      12,400        239,475
    Smucker, (J.M.) Co.*.............       1,600         30,800
    Starbucks Corp.*.................       7,500        286,405
    The Earthgrains Co. .............         592         11,507
    Tyson Foods, Inc. ...............       7,300         63,875
    Unilever NV NY Reg. .............      13,407        576,500
    Universal Foods Corp. ...........       3,700         68,450
    Wrigley, (Wm., Jr.) Co. .........       1,300        104,244
                                                    ------------
                                                       4,532,732
                                                    ------------
FURNITURE -- 0.0%
    Leggett & Platt, Inc. ...........       8,700        143,550
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
HEALTHCARE SERVICES -- 0.5%
    Amgen, Inc.*.....................      12,500   $    878,124
    Apria Healthcare Group, Inc.*....       7,500         91,875
    Foundation Health Systems,
      Inc.*..........................       6,400         83,200
    Gentiva Health Services, Inc.*...         500          4,063
    HCA - The Healthcare Corp. ......       9,096        276,291
    Health Management Associates,
      Inc. Cl-A*.....................      12,050        157,403
    Healthsouth Corp.*...............       5,500         39,531
    IMS Health, Inc. ................       5,000         90,000
    McKesson HBOC, Inc. .............       2,600         54,438
    Oxford Health Plans, Inc.*.......       1,300         30,956
    PacifiCare Health Systems,
      Inc.*..........................       1,800        108,338
    Quorum Health Group, Inc.*.......       3,600         37,125
    Total Renal Care Holdings,
      Inc.*..........................       2,700         16,200
    United HealthGroup, Inc. ........       4,000        343,000
                                                    ------------
                                                       2,210,544
                                                    ------------
HOTELS & MOTELS -- 0.0%
    Hilton Hotels Corp. .............       2,945         27,609
    Marriott International, Inc.
      Cl-A...........................       3,000        108,188
                                                    ------------
                                                         135,797
                                                    ------------
INSURANCE -- 1.3%
    Aetna, Inc. .....................       2,502        160,597
    AFLAC, Inc. .....................       8,900        408,843
    Allmerica Financial Corp. .......       2,300        120,463
    Allstate Corp. ..................      10,600        235,850
    American Financial Group,
      Inc. ..........................       3,200         79,400
    American General Corp. ..........       3,500        213,500
    American International Group,
      Inc. ..........................      19,020      2,234,849
    Chubb Corp. .....................       3,300        202,950
    CIGNA Corp. .....................       3,900        364,650
    Conseco, Inc. ...................       5,691         55,487
    HSB Group, Inc. .................       1,650         51,356
    Lincoln National Corp. ..........       3,400        122,825
    Loews Corp. .....................       3,000        180,000
    Marsh & McLennan Companies,
      Inc. ..........................       3,500        365,531
    Old Republic International
      Corp. .........................       7,300        120,450
    Progressive Corp. ...............       1,400        103,688
    ReliaStar Financial Corp. .......       3,000        157,313
    Selective Insurance Group,
      Inc. ..........................       3,500         66,500
    The Hartford Financial Services
      Group, Inc. ...................       3,000        167,813
    Torchmark Corp. .................       4,600        113,563
    Transatlantic Holdings, Inc. ....       1,050         87,938
    Unitrin, Inc. ...................       2,800         82,250
    UNUM Corp. ......................       5,777        115,901
                                                    ------------
                                                       5,811,717
                                                    ------------
INTERNET SERVICES -- 0.5%
    America Online, Inc.*............      38,000      2,004,500
                                                    ------------
LUMBER & WOOD PRODUCTS -- 0.0%
    Deltic Timber Corp. .............         342          7,161
    Rayonier, Inc. ..................       1,600         57,400
                                                    ------------
                                                          64,561
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
MACHINERY & EQUIPMENT -- 0.5%
    AGCO Corp. ......................       2,100   $     25,725
    Black & Decker Corp. ............       2,700        106,144
    Caterpillar, Inc. ...............       5,000        169,375
    Danaher Corp. ...................       4,500        222,468
    Deere & Co. .....................       4,000        148,000
    Federal Signal Corp. ............       3,600         61,200
    Flowserve Corp. .................       2,900         43,863
    Gencorp, Inc. ...................       2,800         22,400
    Grant Prideco, Inc.*.............       2,320         58,000
    Illinois Tool Works, Inc. .......       5,339        304,322
    Ingersoll-Rand Co. ..............       2,000         80,500
    Kaydon Corp. ....................       2,200         46,200
    Kennametal, Inc. ................       1,200         25,725
    Nordson Corp. ...................       1,000         50,625
    Pall Corp. ......................       4,000         75,500
    Precision Castparts Corp. .......       1,400         63,350
    Sequa Corp. Cl-A*................       1,200         45,825
    Smith International, Inc.*.......       2,000        145,625
    Tecumseh Products Co. Cl-A.......       1,400         53,463
    Thermo Electron Corp.*...........       6,300        133,088
    Weatherford International,
      Inc.*..........................       2,320         92,365
                                                    ------------
                                                       1,973,763
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Abbott Laboratories..............      18,500        824,406
    Baxter International, Inc. ......       4,000        281,250
    Beckman Coulter, Inc. ...........       2,100        122,588
    Becton Dickinson & Co. ..........       4,000        114,750
    Bergen Brunswig Corp. Cl-A.......       3,800         20,900
    Boston Scientific Corp.*.........       6,000        131,625
    Edwards Lifesciences Corp.*......         960         18,360
    Forest Laboratories, Inc.*.......       3,400        343,400
    Genzyme Corp.*...................       2,100        124,819
    Genzyme Surgical Products*.......         375          3,727
    Genzyme Tissue Repair*...........          63            331
    Guidant Corp.*...................       6,000        297,000
    Hillenbrand Industries, Inc. ....       2,700         84,544
    Johnson & Johnson Co. ...........      18,005      1,834,258
    Medtronic, Inc. .................      15,000        747,188
    STERIS Corp.*....................       4,000         35,500
    Stryker Corp. ...................       6,800        297,500
    Sybron International Corp.*......       3,700         73,306
    VISX, Inc.*......................       2,400         67,350
                                                    ------------
                                                       5,422,802
                                                    ------------
METALS & MINING -- 0.2%
    Alcoa, Inc. .....................      15,600        452,399
    Barrick Gold Corp. ..............       7,000        127,313
    Brush Wellman, Inc. .............       2,400         37,500
    Carpenter Technology Corp. ......       2,200         46,475
    Nucor Corp. .....................       2,800         92,925
    Placer Dome, Inc. ...............       9,900         94,669
                                                    ------------
                                                         851,281
                                                    ------------
OFFICE EQUIPMENT -- 0.2%
    Herman Miller, Inc. .............       3,900        100,913
    Ikon Office Solutions, Inc. .....       6,800         26,350
    Office Depot, Inc.*..............      11,550         72,188

                                         SHARES        VALUE
                                         ------        -----
    Pitney Bowes, Inc. ..............       4,900   $    195,999
    Standard Register Co. ...........       2,700         37,800
    Staples, Inc.*...................       8,325        127,997
    Wallace Computer Service,
      Inc. ..........................       2,900         28,638
    Xerox Corp. .....................      10,400        207,999
                                                    ------------
                                                         797,884
                                                    ------------
OIL & GAS -- 3.2%
    Amerada Hess Corp. ..............       3,500        216,125
    Anadarko Petroleum Corp. ........       1,600         78,900
    Apache Corp. ....................       1,600         94,100
    BJ Services Co.*.................       9,000        562,500
    BP Amoco PLC [ADR]...............      12,400        701,374
    Chevron Corp. ...................       7,400        627,612
    Conoco, Inc. Cl-B*...............       8,670        212,957
    Devon Energy Corp. ..............       2,800        157,325
    El Paso Energy Corp. ............       8,600        438,063
    ENI Co. SPA [ADR]................       5,500        320,031
    Ensco International, Inc. .......       5,500        196,969
    Exxon Mobil Corp. ...............      41,033      3,223,654
    Global Marine, Inc.*.............       8,700        245,231
    Helmerich & Payne, Inc. .........       1,800         63,900
    Keyspan Corp. ...................       6,300        193,725
    MCN Energy Group, Inc. ..........       3,600         78,750
    Murphy Oil Corp. ................       2,400        142,650
    Nabors Industries, Inc.*.........       4,300        178,719
    National Fuel Gas Co. ...........       2,600        126,750
    Nicor, Inc. .....................       3,000         97,875
    Noble Affiliates, Inc. ..........       2,500         93,125
    Noble Drilling Corp.*............       3,300        135,919
    Occidental Petroleum Corp. ......       9,600        202,200
    Phillips Petroleum Co. ..........       3,000        152,063
    Ranger Oil Ltd.*.................       7,800         42,900
    Repsol SA [ADR]..................       6,700        132,744
    Royal Dutch Petroleum Co. .......      40,300      2,480,968
    Schlumberger Ltd. ...............       7,000        522,375
    Shell Transport & Trading Co.
      [ADR]..........................       6,700        334,581
    Texaco, Inc. ....................       6,200        330,150
    Tidewater, Inc. .................       2,700         97,200
    Tosco Corp. .....................       5,900        168,888
    Total Fina Elf SA [ADR]..........       2,407        185,339
    Transocean Sedco Forex, Inc. ....       4,639        247,897
    Ultramar Diamond Shamrock
      Corp. .........................       3,900         96,769
    Union Pacific Resources Group,
      Inc. ..........................       5,509        121,198
    Unocal Corp. ....................       5,200        172,250
    USX-Marathon Group, Inc. ........       5,400        135,338
    Valero Energy Corp. .............       3,800        120,650
    Washington Gas Light Co. ........       3,100         74,594
    Williams Companies, Inc. ........       8,998        375,104
                                                    ------------
                                                      14,179,462
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Bowater, Inc. ...................       2,200         97,075
    Consolidated Papers, Inc. .......       4,600        168,188
    Fort James Corp. ................       7,000        161,875
    Georgia-Pacific Group............       2,000         52,500
    Georgia-Pacific Timber Group.....       3,100         67,038

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Glatfelter, (P.H.) Co. ..........       2,600   $     26,488
    International Paper Co. .........       5,000        149,063
    Kimberly-Clark Corp. ............       9,000        516,374
    Wausau-Mosinee Paper Corp. ......       3,700         31,681
    Weyerhaeuser Co. ................       4,500        193,499
                                                    ------------
                                                       1,463,781
                                                    ------------
PERSONAL SERVICES -- 0.0%
    Cendant Corp.*...................       8,168        114,352
                                                    ------------
PHARMACEUTICALS -- 3.5%
    American Home Products Corp. ....      18,400      1,081,000
    AstraZeneca Group PLC [ADR]......      12,000        558,000
    Biogen, Inc.*....................       6,000        387,000
    Bristol-Meyers Squibb Co. .......      23,600      1,374,700
    Carter-Wallace, Inc. ............       3,900         78,488
    Chiron Corp.*....................       7,600        361,000
    Genzyme-Molecular Oncology*......         226          3,136
    Gilead Sciences, Inc.*...........       1,700        120,913
    Glaxo Wellcome PLC [ADR].........      12,100        699,531
    ICN Pharmaceuticals, Inc. .......       2,700         75,094
    Ivax Corp.*......................      11,100        460,650
    Lilly, (Eli) & Co. ..............      14,200      1,418,225
    MedImmune, Inc.*.................       6,300        466,200
    Merck & Co., Inc. ...............      28,000      2,145,500
    Mylan Laboratories, Inc. ........       5,100         93,075
    Omnicare, Inc. ..................       3,800         34,438
    Perrigo Co.*.....................       8,400         53,025
    Pfizer, Inc. ....................      83,250      3,995,999
    Pharmacia Corp. .................      15,125        781,773
    Schering-Plough Corp. ...........      17,500        883,750
    Waters Corp.*....................       2,400        299,550
    Watson Pharmaceuticals, Inc.*....       3,000        161,250
                                                    ------------
                                                      15,532,297
                                                    ------------
PRINTING & PUBLISHING -- 0.3%
    Banta Corp. .....................       2,900         54,919
    Belo, (A.H.) Corp. Cl-A..........       3,400         58,863
    Donnelley, (R.R.) & Sons Co. ....       2,600         58,663
    Gannett Co., Inc. ...............       3,500        209,344
    Lexmark International Group, Inc.
      Cl-A*..........................       4,800        322,799
    McGraw-Hill Co., Inc. ...........       5,800        313,200
    Readers Digest Association,
      Inc. ..........................       4,100        162,975
    Tribune Co. .....................       4,200        147,000
    Washington Post Co. Cl-B.........         400        191,200
    Workflow Management, Inc.*.......         286          3,378
                                                    ------------
                                                       1,522,341
                                                    ------------
RAILROADS -- 0.2%
    Burlington Northern Santa Fe
      Corp. .........................       5,100        116,981
    Kansas City Southern Industries,
      Inc. ..........................       4,000        354,750
    Norfolk Southern Corp. ..........       6,000         89,250
    Trinity Industries, Inc. ........       2,700         49,950
    Union Pacific Corp. .............       3,000        111,563
                                                    ------------
                                                         722,494
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
RESTAURANTS -- 0.2%
    Brinker International, Inc.*.....       7,300   $    213,525
    CBRL Group, Inc. ................       2,700         39,656
    Darden Restaurants, Inc. ........       6,500        105,625
    McDonald's Corp. ................      16,200        533,588
    Outback Steakhouse, Inc.*........       3,600        105,300
    Tricon Global Restaurants,
      Inc.*..........................       1,480         41,810
                                                    ------------
                                                       1,039,504
                                                    ------------
RETAIL & MERCHANDISING -- 2.1%
    Barnes & Noble, Inc.*............       3,400         75,650
    Bed, Bath & Beyond, Inc.*........       5,200        188,500
    Best Buy Co., Inc.*..............       7,000        442,749
    BJ's Wholesale Club, Inc.*.......       4,000        132,000
    Circuit City Stores, Inc. .......       4,000        132,750
    Companhia Brasileira de
      Distribuicao Grupo Pao de
      Acucar [ADR]...................       6,200        199,175
    Costco Companies, Inc.*..........       6,000        198,000
    CVS Corp. .......................       6,500        260,000
    Dollar General Corp. ............       5,491        107,075
    Family Dollar Stores, Inc. ......       7,400        144,763
    Federated Department Stores,
      Inc.*..........................       2,500         84,375
    Gap, Inc. .......................      12,037        376,156
    Home Depot, Inc. ................      28,800      1,438,199
    Kohl's Corp.*....................       5,000        278,125
    Lands' End, Inc.*................       3,000        100,125
    May Department Stores Co. .......       5,850        140,400
    Nordstrom, Inc. .................       1,900         45,838
    Penney, (J.C.) Co., Inc. ........       3,100         57,156
    RadioShack Corp. ................       3,000        142,125
    Rite Aid Corp. ..................       2,600         17,063
    Saks, Inc.*......................       5,200         54,600
    School Specialty, Inc.*..........         238          4,418
    Sears, Roebuck & Co. ............       4,500        146,813
    Target Corp. ....................       7,400        429,200
    Tiffany & Co. ...................       4,000        270,000
    TJX Companies, Inc. .............       5,600        105,000
    Toys 'R' Us, Inc.*...............       6,920        100,773
    Wal-Mart Stores, Inc. ...........      55,200      3,180,899
    Walgreen Co. ....................      13,000        418,438
    Warnaco Group*...................       2,600         20,150
                                                    ------------
                                                       9,290,515
                                                    ------------
SEMICONDUCTORS -- 2.6%
    Altera Corp.*....................      12,000      1,223,250
    Applied Materials, Inc.*.........      12,000      1,087,500
    Atmel Corp.*.....................       9,200        339,250
    Intel Corp. .....................      44,800      5,989,199
    LSI Logic Corp.*.................       4,000        216,500
    Maxim Integrated Products,
      Inc.*..........................       9,000        611,438
    Varian Semiconductor Equipment
      Associates, Inc.*..............       1,900        119,344
    Xilinx, Inc.*....................      19,600      1,618,225
                                                    ------------
                                                      11,204,706
                                                    ------------
TELECOMMUNICATIONS -- 5.9%
    ADC Telecommunications, Inc.*....       8,800        738,100
    Alltel Corp. ....................       4,908        303,989
    AT&T Canada, Inc. NY Reg.*.......         342         10,215

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    AT&T Corp. ......................      37,631   $  1,190,080
    Bell Atlantic Corp.*.............      20,514      1,042,368
    BellSouth Corp. .................      22,400        954,800
    British Telecommunications PLC
      [ADR]..........................       3,000        396,750
    BroadWing, Inc. .................       4,300        111,531
    Cable & Wireless
      Communications.................       9,245        198,768
    CenturyTel, Inc. ................       4,000        115,000
    Cia de Telecomunicaciones de
      Chile SA [ADR].................       7,800        141,375
    Comcast Corp. Cl-A*..............      12,000        486,000
    Cox Communications, Inc. Cl-A*...       2,373        108,120
    Ericsson, (L.M.) Telephone Co.
      [ADR]..........................      50,800      1,016,000
    France Telecom SA [ADR]..........       6,300        897,750
    GTE Corp. .......................      13,500        840,375
    Leap Wireless International,
      Inc.*..........................         400         18,800
    Lucent Technologies, Inc. .......      38,565      2,284,976
    MediaOne Group, Inc.*............      10,000        666,250
    Motorola, Inc. ..................      24,300        706,219
    Nextel Communications, Inc.
      Cl-A*..........................       7,200        440,550
    Nokia Corp. Cl-A [ADR]...........      27,600      1,378,275
    Nortel Networks Corp. NY Reg.*...      33,920      2,315,039
    QUALCOMM, Inc.*..................      10,000        600,000
    SBC Communications, Inc. ........      40,533      1,753,052
    Sprint Corp. (FON Group).........      12,400        632,400
    Sprint Corp. (PCS Group)*........      10,200        606,900
    Tele Norte Leste Participacoes SA
      [ADR]..........................         503         11,883
    Tele Sudeste Celular
      Participacoes SA [ADR].........         860         26,230
    Telecom Corp. of New Zealand Ltd.
      [ADR]..........................       1,700         47,813
    Telecomunicacoes de Sao Paulo SA
      [ADR]..........................       4,300         79,550
    Telefonica SA [ADR]*.............       6,691        428,642
    Telefonos de Mexico SA Cl-L
      [ADR]..........................      13,200        754,050
    Telephone & Data Systems,
      Inc. ..........................       2,500        250,625
    Tellabs, Inc.*...................       5,000        342,188
    U.S. West, Inc. .................       6,418        550,344
    Univision Communications,
      Inc.*..........................       3,500        362,250
    Vodafone AirTouch PLC [ADR]......      18,400        762,450
    WorldCom, Inc.*..................      37,045      1,699,439
                                                    ------------
                                                      25,269,146
                                                    ------------
TRANSPORTATION -- 0.1%
    Alexander & Baldwin, Inc. .......       2,500         55,156
    CNF Transportation, Inc. ........       2,200         50,050
    CSX Corp. .......................       3,000         63,563
    FedEx Corp.*.....................       3,500        133,000
                                                    ------------
                                                         301,769
                                                    ------------
UTILITIES -- 1.2%
    AES Corp.*.......................      10,200        465,374
    Allegheny Energy, Inc. ..........       5,200        142,350

                                         SHARES        VALUE
                                         ------        -----
    American Electric Power Co.,
      Inc. ..........................       4,800   $    142,200
    American Water Works Co.,
      Inc. ..........................       3,400         85,000
    CMS Energy Corp. ................       3,900         86,288
    Consolidated Edison, Inc. .......       5,200        154,050
    Constellation Energy Group.......       2,700         87,919
    DPL, Inc. .......................       5,600        122,850
    Duke Energy Corp. ...............       6,100        343,887
    Edison International Co. ........       6,200        127,100
    Empresa Nacional de Electridad SA
      [ADR]..........................       9,930        109,851
    Energy East Corp. ...............       6,800        129,625
    Enersis SA [ADR].................       2,600         51,838
    Enron Corp. .....................       9,500        612,749
    Entergy Corp. ...................       6,200        168,563
    FirstEnergy Corp. ...............       7,300        170,638
    Florida Progress Corp. ..........       4,400        206,249
    FPL Group, Inc. .................       3,000        148,500
    IDACORP, Inc. ...................       2,600         83,850
    IPALCO Enterprises, Inc. ........       4,800         96,600
    Kansas City Power & Light Co. ...       4,000         90,000
    LG&E Energy Corp. ...............       5,500        131,313
    New Century Energies, Inc. ......       3,895        119,528
    Niagara Mohawk Holdings, Inc.*...      10,000        139,375
    Nisource, Inc. ..................       4,600         85,675
    Oklahoma Gas & Electric Co. .....       2,900         53,650
    PG&E Corp. ......................       1,800         44,325
    Pinnacle West Capital Co. .......       3,000        101,625
    Potomac Electric Power Co. ......       4,900        122,500
    Public Service Co. of New
      Mexico.........................       1,900         29,331
    SCANA Corp. .....................       2,272         54,812
    Sierra Pacific Resources.........       4,000         50,250
    Southern Co. ....................      12,300        286,743
    Teco Energy, Inc. ...............       6,000        120,375
    Unicom Corp. ....................       4,200        162,488
    UtiliCorp United, Inc. ..........       3,450         68,569
    Wisconsin Energy Corp. ..........       5,200        103,025
                                                    ------------
                                                       5,299,065
                                                    ------------
TOTAL COMMON STOCK
  (Cost $118,009,157)................                203,591,221
                                                    ------------
                                          PAR
                                         (000)
                                         -----
U.S. TREASURY OBLIGATIONS -- 16.6%
    U.S. Treasury Bonds
      11.625%, 11/15/02..............  $      100        111,219
      7.125%, 02/15/23...............         240        266,325
      7.625%, 02/15/25...............         300        353,906
      6.875%, 08/15/25...............         300        326,250
      6.00%, 02/15/26................         100         97,781
      6.75%, 08/15/26................       9,325     10,024,375
      6.625%, 02/15/27...............       3,250      3,447,031
                                                    ------------
                                                      14,626,887
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    U.S. Treasury Notes
      6.125%, 09/30/00-08/15/07......  $    2,150   $  2,138,797
      5.625%, 11/30/00-05/15/08......      31,375     30,519,755
      5.75%, 08/15/03................         665        653,778
      7.50%, 02/15/05................         250        262,266
      5.875%, 11/15/05...............      18,425     18,114,078
      6.50%, 10/15/06................       3,850      3,892,952
      6.25%, 02/15/07................       2,000      2,002,500
      6.00%, 08/15/09................         525        520,899
                                                    ------------
                                                      58,105,025
                                                    ------------
    (Cost $73,081,396)...............                 72,731,912
                                                    ------------
CORPORATE OBLIGATIONS -- 12.4%
AEROSPACE -- 0.3%
    Anteon Corp.
      12.00%, 05/15/09 ..............         150        135,375
    Boeing Co.
      6.35%, 06/15/03 ...............         120        117,480
    Dyncorp, Inc.
      9.50%, 03/01/07 ...............         200        153,000
    Raytheon Co.
      6.50%, 07/15/05................       1,000        948,502
                                                    ------------
                                                       1,354,357
                                                    ------------
AUTOMOTIVE PARTS -- 0.1%
    Lear Corp.
      8.11%, 05/15/09................         300        273,246
    Safelite Glass Corp. Cl-B
      9.875%, 12/15/06...............         200          2,750
    Venture Holdings Trust
      9.50%, 07/01/05................         200        153,000
                                                    ------------
                                                         428,996
                                                    ------------
BEVERAGES -- 0.2%
    Anheuser-Busch Companies, Inc.
      7.00%, 12/01/25................         150        133,036
    Seagram, (J.) & Sons Co.
      7.60%, 12/15/28................       1,000        948,401
                                                    ------------
                                                       1,081,437
                                                    ------------
BROADCASTING -- 0.4%
    Chancellor Media Corp.
      9.00%, 10/01/08................         250        258,125
    Charter Communications Holdings
      LLC
      8.25%, 04/01/07................         600        532,500
    Sinclair Broadcast Group, Inc.
      8.75%, 12/15/07................         275        243,375
    Spanish Broadcasting System, Inc.
      9.625%, 11/01/09...............         300        300,000
    UnitedGlobalCom, Inc. Cl-B [STEP]
      11.458%, 02/15/08..............         575        405,375
                                                    ------------
                                                       1,739,375
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
BUILDING MATERIALS -- 0.3%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07..............  $      300   $    248,250
    American Standard, Inc.
      9.25%, 12/01/16................          15         15,056
    Associated Materials, Inc.
      9.25%, 03/01/08................         350        329,000
    Koppers Industry, Inc.
      9.875%, 12/01/07...............          75         69,563
    Lennar Corp. 144A
      9.95%, 05/01/10................         250        247,500
    Nortek, Inc.
      9.875%, 03/01/04...............         300        286,500
                                                    ------------
                                                       1,195,869
                                                    ------------
CABLE TELEVISION -- 0.5%
    Classic Cable, Inc.
      9.375%, 08/01/09...............         500        438,750
    Mediacom LLC Capital Corp.
      7.875%, 02/15/11...............         600        528,000
    Northland Cable Television, Inc.
      10.25%, 11/15/07...............         250        208,750
    NTL, Inc. Cl-B [STEP]
      10.514%, 02/01/06..............         600        556,500
    Pegasus Communications Corp. Cl-B
      9.625%, 10/15/05...............         375        363,750
    Rogers Cablesystems of America,
      Inc. Cl-B
      10.00%, 03/15/05...............         125        128,438
                                                    ------------
                                                       2,224,188
                                                    ------------
CHEMICALS -- 0.1%
    American Pacific Corp. 144A
      9.25%, 03/01/05................         225        223,875
                                                    ------------
CLOTHING & APPAREL -- 0.1%
    Dan River, Inc.
      10.125%, 12/15/03..............         150        146,250
    Delta Mills, Inc.
      9.625%, 09/01/07...............          75         63,375
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07................         175         41,125
    Westpoint Stevens, Inc.
      7.875%, 06/15/05...............         225        189,000
                                                    ------------
                                                         439,750
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Exodus Communications, Inc.
      10.75%, 12/15/09...............         400        388,000
    Verio, Inc.
      10.375%, 04/01/05..............         150        158,250
      10.625%, 11/15/09..............         100        111,375
                                                    ------------
                                                         657,625
                                                    ------------
CONSTRUCTION -- 0.0%
    Newport News Shipbuilding, Inc.
      8.625%, 12/01/06...............         150        148,500
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Chattem, Inc.
      12.75%, 06/15/04...............  $      350   $    355,250
    Herff Jones, Inc.
      11.00%, 08/15/05...............         250        261,250
    Holmes Products Corp. Cl-D
      9.875%, 11/15/07...............         250        176,250
                                                    ------------
                                                         792,750
                                                    ------------
CONTAINERS & PACKAGING -- 0.4%
    BWAY Corp.
      10.25%, 04/15/07...............         250        241,250
    Consolidated Container Co.
      10.125%, 07/15/09..............         300        298,500
    Container Corp. of America
      9.75%, 04/01/03................         150        150,563
      11.25%, 05/01/04...............         100        101,500
    Packaging Corp. of America, Inc.
      9.625%, 04/01/09...............         600        598,500
    Riverwood International Corp.
      10.25%, 04/01/06...............         250        241,250
    U.S. Can Corp.
      10.125%, 10/15/06..............         150        154,500
                                                    ------------
                                                       1,786,063
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Amkor Technology, Inc.
      10.50%, 05/01/09...............         200        201,250
    Flextronics International Ltd.
      144A
      9.875%, 07/01/10...............         350        354,375
    HCC Industries, Inc. 144A
      10.75%, 05/15/07...............         250        106,250
    L-3 Communications Holdings, Inc.
      144A
      10.375%, 05/01/07..............         150        153,375
                                                    ------------
                                                         815,250
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.8%
    Argosy Gaming Co.
      10.75%, 06/01/09...............         200        207,750
    Bally Total Fitness Holdings
      Corp. Cl-C
      9.875%, 10/15/07...............         225        204,750
    Cinemark USA, Inc. Cl-B
      8.50%, 08/01/08................         175         88,375
    Harrahs Operating Co., Inc.
      7.875%, 12/15/05...............         150        141,375
    International Game Technology
      8.375%, 05/15/09...............         300        285,000
    Isle of Capri Casinos
      8.75%, 04/15/09................         300        279,000
    Mohegan Tribal Gaming Authority
      8.125%, 01/01/06...............         500        477,500
    Premier Parks, Inc.
      9.75%, 06/15/07................         250        242,813
      9.402%, 04/01/08 [STEP]........         350        239,313

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Six Flags Entertainment Corp.
      8.875%, 04/01/06...............  $      175   $    168,000
    Speedway Motorsports, Inc.
      8.50%, 08/15/07................         300        280,500
    Station Casinos, Inc.
      10.125%, 03/15/06..............         300        305,250
    Time Warner Entertainment Co.
      7.25%, 09/01/08................         500        483,664
    YankeeNets LLC 144A
      12.75%, 03/01/07...............         150        144,750
                                                    ------------
                                                       3,548,040
                                                    ------------
EQUIPMENT SERVICES -- 0.0%
    Coinmach Corp. Cl-D
      11.75%, 11/15/05...............         125        120,625
                                                    ------------
FINANCIAL-BANK & TRUST -- 0.6%
    Banesto Delaware
      8.25%, 07/28/02................          50         50,531
    Bank of America Corp.
      6.85%, 03/01/03................         150        147,638
    Bank of Nova Scotia
      6.25%, 09/15/08................          50         45,459
    BankUnited Capital Trust Corp.
      Cl-B 144A
      10.25%, 12/31/26...............         250        212,500
    Capital One Bank
      8.25%, 06/15/05................         750        749,262
    CoreStates Home Equity Trust
      Corp. Cl-A
      6.65%, 05/15/09................          27         26,513
    MBNA Corp.
      6.15%, 10/01/03................         450        424,796
    National Australia Bank
      8.60%, 05/19/10................         600        629,718
    NationsBank Texas Corp.
      6.75%, 08/15/00................         150        150,002
    Provident Bank Corp.
      7.125%, 03/15/03...............         175        169,579
                                                    ------------
                                                       2,605,998
                                                    ------------
FINANCIAL SERVICES -- 1.3%
    AIG Sunamerica Global Financial
      Services II 144A
      7.60%, 06/15/05................         600        605,968
    American Express Master Trust
      7.60%, 08/15/02................         500        501,195
    Household Finance Corp.
      8.00%, 05/09/05................         400        403,566
    Intertek Finance PLC Cl-B
      10.25%, 11/01/06...............         250        206,250
    Morgan Stanley Dean Witter & Co.
      5.625%, 01/20/04...............         700        657,636
    Orion Power Holdings, Inc. 144A
      12.00%, 05/01/10...............         300        312,000
    Salomon, Inc.
      6.75%, 02/15/03................         500        492,316
    State Street Corp.
      7.65%, 06/15/10................         675        673,136

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    USF&G Capital II Cl-B
      8.47%, 01/10/27................  $      500   $    449,703
    Washington Mutual, Inc.
      8.25%, 04/01/10................         700        691,819
    Wells Fargo & Co.
      6.25%, 04/15/08................         700        636,747
                                                    ------------
                                                       5,630,336
                                                    ------------
FOOD -- 0.3%
    B&G Foods, Inc.
      9.625%, 08/01/07...............         350        246,750
    Doane Pet Care Co.
      9.75%, 05/15/07................         359        308,740
    International Home Foods, Inc.
      10.375%, 11/01/06..............         200        215,000
    Luigino's, Inc.
      10.00%, 02/01/06...............         275        215,875
    New World Pasta Co.
      9.25%, 02/15/09................         500        300,000
                                                    ------------
                                                       1,286,365
                                                    ------------
HEALTHCARE SERVICES -- 0.2%
    Lifepoint Hospitals Holdings
      10.75%, 05/15/09...............         300        310,500
    Quest Diagnostic, Inc.
      10.75%, 12/15/06...............         125        130,000
    Tenet Healthcare Corp.
      8.00%, 01/15/05................         600        579,000
                                                    ------------
                                                       1,019,500
                                                    ------------
HOTELS & MOTELS -- 0.0%
    Courtyard By Marriott II Cl-B
      10.75%, 02/01/08...............         150        147,375
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.2%
    Fico [ZCB]
      13.226%, 04/06/03..............       1,000        828,130
                                                    ------------
INSURANCE -- 0.1%
    New York Life Insurance Co. 144A
      7.50%, 12/15/23................         420        370,297
                                                    ------------
INTERNET SERVICES -- 0.0%
    PSINet, Inc. Cl-B
      10.00%, 02/15/05...............          75         69,375
                                                    ------------
MACHINERY & EQUIPMENT -- 0.2%
    Hawk Corp.
      10.25%, 12/01/03...............         450        434,250
    Westinghouse Air Brake Co.
      9.375%, 06/15/05...............         400        388,000
                                                    ------------
                                                         822,250
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.0%
    Dade International, Inc. Cl-B
      11.125%, 05/01/06..............         100         47,500
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
METALS & MINING -- 0.1%
    Freeport-McMoRan Resource
      Partners, Inc. L.P.
      7.00%, 02/15/08................  $      150   $    135,641
    P&L Coal Holdings Corp.
      8.875%, 05/15/08...............         200        189,500
                                                    ------------
                                                         325,141
                                                    ------------
OFFICE EQUIPMENT -- 0.0%
    Global Imaging Systems, Inc.
      10.75%, 02/15/07...............         200        171,000
                                                    ------------
OIL & GAS -- 0.4%
    Frontier Oil Corp.
      11.75%, 11/15/09...............         250        251,250
    Nuevo Energy Co. Cl-B
      9.50%, 06/01/08................         600        595,500
    Ocean Energy, Inc.
      8.375%, 07/01/08...............         300        292,500
    Pride Petroleum Services, Inc.
      9.375%, 05/01/07...............         250        250,625
    Universal Compression, Inc.
      [STEP]
      13.564%, 02/15/08..............         400        290,000
                                                    ------------
                                                       1,679,875
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.2%
    International Paper Co.
      6.875%, 04/15/29...............       1,000        838,164
    Repap New Brunswick Corp.
      11.50%, 06/01/04...............         150        151,500
                                                    ------------
                                                         989,664
                                                    ------------
PHARMACEUTICALS -- 0.0%
    Owens & Minor, Inc.
      10.875%, 06/01/06..............          75         77,250
                                                    ------------
PRINTING & PUBLISHING -- 0.1%
    Hollinger International
      Publishing Co.
      9.25%, 03/15/07................         400        396,000
    Sun Media Corp.
      9.50%, 05/15/07................         163        158,925
                                                    ------------
                                                         554,925
                                                    ------------
RAILROADS -- 0.1%
    Norfolk Southern Corp.
      8.625%, 05/15/10...............         600        627,446
                                                    ------------
RESTAURANTS -- 0.1%
    Jack in the Box, Inc.
      9.75%, 11/01/03................         125        125,625
    McDonald's Corp.
      6.625%, 09/01/05...............         100         97,464
                                                    ------------
                                                         223,089
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
RETAIL & MERCHANDISING -- 0.5%
    Dayton Hudson Corp.
      5.875%, 11/01/08...............  $    1,500   $  1,332,271
    Kroger Co.
      8.05%, 02/01/10................         700        696,760
    Wal-Mart Stores, Inc.
      7.25%, 06/01/13................          85         84,927
                                                    ------------
                                                       2,113,958
                                                    ------------
SEMICONDUCTORS -- 0.1%
    Amkor Technologies, Inc.
      9.25%, 05/01/06................         300        297,375
                                                    ------------
TELECOMMUNICATIONS -- 3.4%
    Adelphia Communications
      9.875%, 03/01/05...............         500        488,750
    Alaska Communications Systems
      9.375%, 05/15/09...............         250        231,875
    AT&T Corp.
      6.50%, 03/15/29................       1,500      1,259,923
    Clear Channel Communications,
      Inc.
      7.875%, 06/15/05...............         700        704,097
    Comcast Cable Communication, Inc.
      8.125%, 05/01/04...............         400        406,241
    Communication & Power Industries,
      Inc.
      12.00%, 08/01/05...............         250        176,875
    Deutsche Telekom Financial Corp.
      8.00%, 06/15/10................         700        707,099
    Dobson Communications, Inc. 144A
      10.875%, 07/01/10..............         375        378,750
    Energis PLC
      9.75%, 06/15/09................         600        591,000
    Focal Communications Corp. 144A
      11.875%, 01/15/10..............         350        353,500
    Frontiervision L.P.
      11.00%, 10/15/06...............         350        355,250
    Global Crossing Holdings Ltd.
      9.50%, 11/15/09................         375        363,750
    Hermes Europe Railtel BV, Inc.
      10.375%, 01/15/09..............         100         82,000
    Intermedia Communications, Inc.
      Cl-B [STEP]
      11.556%, 07/15/07..............         500        395,000
    International Wire Group, Inc.
      Cl-B
      11.75%, 06/01/05...............         350        353,500
    Lucent Technologies, Inc.
      6.90%, 07/15/01................         500        501,173
    Mastec, Inc.
      7.75%, 02/01/08................         250        231,250
    McLeodUSA, Inc. [STEP]
      10.464%, 03/01/07..............         400        330,000
    Metromedia Fiber Network, Inc.
      Cl-B
      10.00%, 11/15/08...............         300        297,000

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    MetroNet Communications Corp.
      [STEP]
      8.759%, 06/15/08...............  $      800   $    652,000
    Millicom International Cellular
      SA [STEP]
      12.764%, 06/01/06..............         250        213,750
    Nextel Commmunications, Inc.
      [STEP]
      10.225%, 10/31/07..............         575        429,813
    NEXTLINK Communications, Inc.
      12.50%, 04/15/06...............         125        131,250
      12.25%, 06/01/09 [STEP]........         300        186,000
    NTL, Inc. Cl-B [STEP]
      10.534%, 04/01/08..............         300        188,250
    Orange PLC
      9.00%, 06/01/09................         600        615,000
    Price Communications Wireless,
      Inc. Cl-B
      9.125%, 12/15/06...............         350        355,250
    Qwest Communications
      International, Inc.
      7.50%, 11/01/08................          75         72,904
    Sprint Capital Corp.
      6.125%, 11/15/08...............       1,000        892,429
    Telecorp PCS, Inc.
      11.345%, 04/15/09..............         300        197,250
    Triton PCS Holdings, Inc. [STEP]
      10.853%, 05/01/08..............         400        292,000
    Voicestream Wireless Holdings
      10.375%, 11/15/09..............         600        621,000
    WorldCom, Inc.
      7.75%, 04/01/07................       1,500      1,501,727
                                                    ------------
                                                      14,555,656
                                                    ------------
TRANSPORTATION -- 0.1%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07...............         175        155,969
    Avis Rent A Car, Inc.
      11.00%, 05/01/09...............         300        314,250
    Union Tank Car Co.
      7.125%, 02/01/07...............         150        143,279
                                                    ------------
                                                         613,498
                                                    ------------
UTILITIES -- 0.6%
    Citizens Utilities Co.
      8.45%, 09/01/01................         335        339,115
    Energy Corp. of America Cl-A
      9.50%, 05/15/07................         250        161,250
    Entergy Louisiana, Inc.
      6.50%, 03/01/08................       1,000        922,588
    National Rural Utilities Corp.
      5.70%, 01/15/10................       1,000        864,735
    Pacific Gas & Electric Co.
      6.75%, 12/01/00................         200        199,696

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Public Service Electric & Gas Co.
      7.00%, 09/01/24................  $      300   $    261,976
    Southern California Edison Corp.
      6.50%, 06/01/01................         100         99,603
                                                    ------------
                                                       2,848,963
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $58,010,203).................                 54,461,666
                                                    ------------
                                         SHARES
                                         ------
FOREIGN STOCK -- 11.6%
ADVERTISING -- 0.2%
    Asatsu-DK, Inc. -- (JPY).........      11,000        452,262
    Publicis SA -- (FRF).............         667        262,785
                                                    ------------
                                                         715,047
                                                    ------------
AEROSPACE -- 0.0%
    Mitsubishi Heavy Industries
      Ltd. -- (JPY)..................      20,000         88,846
                                                    ------------
AIRLINES -- 0.1%
    Singapore Airlines
      Ltd. -- (SGD)..................      27,000        267,036
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
    DaimlerChrysler AG -- (DEM)......       3,600        191,871
    Fiat SPA -- (ITL)................       4,400        114,640
    Rolls-Royce PLC -- (DEM).........      63,600        225,784
    Volkswagen AG -- (DEM)...........       5,700        220,197
    Volvo AB Cl-B -- (SEK)...........       1,900         41,485
                                                    ------------
                                                         793,977
                                                    ------------
AUTOMOTIVE PARTS -- 0.1%
    Bridgestone Corp. -- (JPY).......       6,000        127,314
    Sommer Allibert SA-- (FRF).......      12,200        380,080
                                                    ------------
                                                         507,394
                                                    ------------
BEVERAGES -- 0.1%
    Lion Nathan Ltd. -- (NZD)........      50,000        111,804
    Louis Vuitton Moet Hennessy --
      (FRF)..........................         655        271,180
                                                    ------------
                                                         382,984
                                                    ------------
BROADCASTING -- 0.1%
    EM.TV & Merchandising AG --
      (DEM)..........................       1,400         83,206
    Mediaset SPA -- (ITL)............      13,700        210,123
    Publishing & Broadcasting Ltd. --
      (AUD)..........................      29,900        230,690
                                                    ------------
                                                         524,019
                                                    ------------
BUILDING MATERIALS -- 0.1%
    Cemex SA de CV -- (MXP)..........      28,362        132,256
    Lafarge SA -- (FRF)..............       1,100         85,832
    Malayan Cement BHD -- (MYR)......      30,750         10,115
    RMC Group PLC -- (GBP)...........       8,800        113,505
                                                    ------------
                                                         341,708
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
BUSINESS SERVICES -- 0.1%
    Adecco SA -- (CHF)...............         147   $    125,298
    Prosegur CIA de Seguridad SA --
      (ESP)..........................       8,500         99,813
    Securitas AB Cl-B -- (SEK).......       4,300         91,680
    Vedior NV -- (NLG)...............       4,900         60,827
                                                    ------------
                                                         377,618
                                                    ------------
CHEMICALS -- 0.3%
    AKZO Nobel NV -- (NLG)...........       1,600         68,252
    BASF AG -- (DEM).................       8,300        338,142
    SGL Carbon AG -- (DEM)...........         900         59,960
    Sumitomo Chemical Co. -- (JPY)...     152,000        916,584
                                                    ------------
                                                       1,382,938
                                                    ------------
CLOTHING & APPAREL -- 0.1%
    Kuraray Co. Ltd. -- (JPY)........       8,000         91,946
    Yue Yuen Industrial Holdings --
      (HKD)..........................      95,000        210,839
                                                    ------------
                                                         302,785
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    ASM Lithography Holding NV --
      (NLG)*.........................       1,500         64,734
    Cap Gemini SA -- (FRF)...........         800        141,488
    Getronics NV -- (NLG)............       3,600         55,732
    SAP AG -- (DEM)..................       1,869        283,789
    SEMA Group PLC -- (GBP)..........       5,600         79,691
    Softbank Corp. -- (JPY)..........         900        122,494
                                                    ------------
                                                         747,928
                                                    ------------
CONGLOMERATES -- 0.6%
    Cycle & Carriage Ltd. -- (SGD)...      15,000         35,223
    Fomento Economico Mexicano SA de
      CV -- (MEX)*...................      16,600         70,831
    GKN PLC -- (GBP).................       8,800        112,306
    Granada Group PLC -- (GBP).......      10,200        101,915
    Hays PLC -- (GBP)................      23,000        128,310
    Hutchison Whampoa Ltd. -- (HKD)..      70,400        885,076
    Mitsui & Co. Ltd. -- (JPY).......      60,000        459,351
    Norsk Hydro AS -- (NOK)..........       4,600        193,742
    Rentokil Initial PLC -- (GBP)....      39,700         90,152
    Sulzer AG -- (CHF)*..............         181        120,773
    Tomkins PLC -- (GBP).............      70,500        227,333
                                                    ------------
                                                       2,425,012
                                                    ------------
CONSTRUCTION -- 0.0%
    Bouyguesn SA -- (FRF)*...........         152        101,994
    Matsushita Electric Works Ltd. --
      (JPY)..........................       1,000         12,419
                                                    ------------
                                                         114,413
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    Electrolux AB Cl-B -- (SEK)......       5,300         82,485
    JUSCO Co. -- (JPY)...............      18,000        341,961
    Kao Corp. -- (JPY)...............      19,000        581,844
    Orkla ASA Cl-A -- (NOK)..........       2,900         55,303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Societe BIC SA -- (FRF)..........       5,600   $    275,383
    Swatch Group AG -- (CHF).........         224         58,615
                                                    ------------
                                                       1,395,591
                                                    ------------
CONTAINERS & PACKAGING -- 0.0%
    Pechiney SA Cl-A -- (FRF)........       2,000         83,781
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.5%
    Bang & Olufsen Holding AS --
      (DKK)*.........................       2,800         95,706
    Epcos AG -- (DEM)*...............         300         30,541
    Fujitsu Ltd. -- (JPY)............      22,000        763,127
    Iberdrola SA -- (ESP)............      30,000        388,229
    Johnson Electric Holdings Ltd. --
      (HKD)..........................      96,200        910,163
    Matsushita Electric Industrial
      Co. Ltd. -- (JPY)..............      31,000        805,754
    Mitsubishi Electric
      Corp. -- (JPY).................      60,000        651,030
    Omron Corp. -- (JPY).............      27,000        734,961
    Sharp Corp. -- (JPY).............      17,000        301,272
    Siemens AG -- (DEM)..............       4,200        631,288
    Sony Corp. -- (JPY)..............      10,000        935,714
    Spirent PLC -- (GBP).............      33,900        221,963
    Thomson CSF -- (FRF).............         400         15,821
                                                    ------------
                                                       6,485,569
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.0%
    Kuoni Reisen AG -- (CHF).........           5          2,322
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.8%
    Abbey National PLC -- (GBP)......      39,400        471,213
    ABN AMRO Holding NV -- (NLG).....       9,700        238,595
    Allied Irish Banks
      PLC -- (IEP)...................      18,900        169,759
    Australia & New Zealand Banking
      Group Ltd. -- (AUD)............      16,300        125,370
    Banca Intesa SPA -- (ITL)........      82,200        369,553
    Banca Popolare di
      Milano -- (ITL)................       4,600         33,292
    Bank of Scotland -- (GBP)........      46,508        442,514
    Bankgesellschaft Berlin AG --
      (DEM)..........................       8,650        126,864
    Barclays PLC -- (GBP)............      17,191        427,595
    BNP Paribas -- (FRF).............       2,900        280,215
    Commonwealth Bank of Australia --
      (AUD)..........................      17,900        297,599
    Credit Suisse Group -- (CHF).....       3,600        718,420
    Credito Italiano SPA -- (ITL)....      77,800        373,637
    DBS Groupo Holdings -- (SGD).....      20,236        259,829
    Den Norske Bank -- (NOK).........       6,700         27,905
    Dresdner Bank AG -- (DEM)........      13,300        540,567
    Fuji Bank Ltd. -- (JPY)..........      38,000        289,485
    HSBC Holdings PLC -- (GBP).......      54,969        628,705
    KBC Bancassurance Holdings NV --
      (BEF)..........................       3,800        167,926
    Nordic Baltic Holding AB --
      (DKK)*.........................      45,734        334,980
    Oversea-Chinese Banking Corp.
      Ltd. -- (SGD)..................      26,250        180,670
    Societe Generale -- (FRF)........       1,528         92,278

                                         SHARES        VALUE
                                         ------        -----
    Sumitomo Bank Ltd. -- (JPY)......      34,000   $    417,763
    Svenska Handlesbanken Cl-A --
      (SEK)..........................      17,400        253,936
    The Industrial Bank of Japan
      Ltd. -- (JPY)..................      43,000        326,763
                                                    ------------
                                                       7,595,433
                                                    ------------
FINANCIAL SERVICES -- 0.3%
    Amvescap PLC -- (GBP)............      18,700        300,083
    Grupo Financiero Banamex Accival,
      SA de CV -- (MXP)*.............      37,900        161,716
    ING Groep NV -- (NLG)............       7,453        505,821
    Nomura Securities Co.
      Ltd. -- (JPY)..................      10,000        245,271
                                                    ------------
                                                       1,212,891
                                                    ------------
FOOD -- 0.4%
    Associated British Foods PLC --
      (GBP)..........................      41,800        288,560
    Cadbury Schweppes PLC -- (GBP)...      19,800        130,092
    Compass Group PLC -- (GBP).......       8,900        117,288
    CSM NV -- (NLG)..................       3,400         67,140
    Danisco AS -- (DKK)..............         700         23,477
    Eridania Beghin-Say
      SA -- (FRF)....................       1,500        147,527
    Nestle SA -- (CHF)*..............         237        475,873
    Tesco PLC -- (GBP)*..............     150,729        468,924
                                                    ------------
                                                       1,718,881
                                                    ------------
INSURANCE -- 0.7%
    Aegon NV -- (NLG)................       5,200        185,778
    Allied Zurich PLC -- (CHF).......      44,000        520,566
    AMP Ltd. -- (AUD)................      12,000        122,486
    AXA SA -- (FRF)*.................       2,300        363,785
    Instituto Nazionale delle
      Assicurazioni -- (ITL).........      60,800        150,368
    Muenchener Rueckversicherungs-
      Gesellschaft AG -- (DEM).......       2,306        725,048
    Schweizerische
      Rueckversicherungs-
      Gesellschaft -- (DEM)*.........         186        380,334
    Sumitomo Marine & Fire Insurance
      Co. -- (JPY)...................      86,000        501,524
                                                    ------------
                                                       2,949,889
                                                    ------------
MACHINERY & EQUIPMENT -- 0.0%
    Deutz AG -- (DEM)*...............      23,900        105,387
    Sandvik AB -- (SEK)..............       3,800         80,153
                                                    ------------
                                                         185,540
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Radiometer AS -- (DKK)...........       2,300         72,705
    Smith and Nephew PLC -- (GBP)*...      77,200        280,494
    Terumo Corp. -- (JPY)............      19,000        644,697
                                                    ------------
                                                         997,896
                                                    ------------
METALS & MINING -- 0.1%
    Rio Tinto Ltd. -- (AUD)..........      20,700        343,269
    Rio Tinto PLC -- (AUD)...........       5,800         94,830
    Union Miniere SA -- (ATS)........       3,000        109,250
                                                    ------------
                                                         547,349
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
OFFICE EQUIPMENT -- 0.3%
    Canon, Inc. -- (JPY).............      12,000   $    598,857
    Oce NV -- (NLG)..................       1,200         19,728
    Ricoh Co. Ltd. -- (JPY)..........      25,000        530,474
                                                    ------------
                                                       1,149,059
                                                    ------------
OIL & GAS -- 0.1%
    OMV AG -- (ATS)*.................         200         17,446
    Santos Ltd. -- (AUD).............      32,000         97,796
    Total Fina SA Cl-B -- (FRF)......       3,496        538,207
    Tullow Oil PLC -- (IEP)*.........         200            164
                                                    ------------
                                                         653,613
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Jefferson Smurfit Group PLC --
      (IEP)..........................         450            760
    Kimberly-Clark de Mexico SA
      Cl-A -- (MXP)*.................     103,100        293,278
    Svenska Cellulosa AB Cl-B --
      (SEK)..........................       6,100        116,496
                                                    ------------
                                                         410,534
                                                    ------------
PHARMACEUTICALS -- 0.8%
    AstraZeneca Group
      PLC -- (GBP)*..................       7,998        373,535
    Daiichi Pharmaceutical Co.
      Ltd. -- (JPY)..................       6,000        152,550
    Merck KGAA -- (DEM)..............       4,600        141,104
    Novartis AG -- (CHF).............         853      1,355,510
    Novo Nordisk AS Cl-B -- (DKK)....         100         17,090
    Rhone-Poulenc Cl-A -- (FRF)*.....       8,100        593,601
    Takeda Chemical Industries --
      (JPY)..........................      15,000        986,753
                                                    ------------
                                                       3,620,143
                                                    ------------
PRINTING & PUBLISHING -- 0.3%
    Dai Nippon Printing Co. Ltd. --
      (JPY)..........................      23,000        406,299
    Elsevier NV -- (NLG).............       6,900         83,935
    Pearson PLC -- (GBP).............      11,300        359,246
    Reed International
      PLC -- (GBP)...................      42,200        367,345
    Singapore Press Holdings Ltd. --
      (SGD)..........................      11,000        171,778
                                                    ------------
                                                       1,388,603
                                                    ------------
RAILROADS -- 0.0%
    Railtrack Group PLC -- (GBP).....       9,800        152,293
                                                    ------------
REAL ESTATE -- 0.2%
    Cheung Kong Holdings Ltd. --
      (HKD)..........................      38,000        420,460
    City Developments
      Ltd. -- (SGD)..................      11,000         42,626
    DBS Land Ltd. -- (SGD)...........      33,000         42,754
    Singapore Land Ltd. -- (SGD).....      25,000         53,211
    Slough Estates PLC -- (GBP)......      33,400        185,317
    Unibail -- (FRF).................         600         83,397
    Westfield Trust -- (AUD).........     100,700        195,958
                                                    ------------
                                                       1,023,723
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
RETAIL & MERCHANDISING -- 0.3%
    Carrefour Supermarche
      SA -- (FRF)....................       9,200   $    631,441
    Mauri Co. Ltd. -- (JPY)..........      18,000        345,364
    Metro AG -- (DEM)................       1,600         54,448
    Woolworths Ltd. -- (AUD).........      80,200        296,868
                                                    ------------
                                                       1,328,121
                                                    ------------
SEMICONDUCTORS -- 0.2%
    Rohm Co. Ltd. -- (JPY)...........       2,000        586,003
    STMicroelectronics NV -- (FRF)...       5,100        322,661
                                                    ------------
                                                         908,664
                                                    ------------
TELECOMMUNICATIONS -- 1.2%
    Alcatel -- (FRF).................       7,295        480,413
    Carso Global Telecom -- (MXP)*...      67,600        192,982
    Deutsche Telekom AG -- (DEM).....      18,500      1,071,128
    eircom PLC -- (IEP)..............      19,300         51,802
    KPN NV -- (NLG)..................       5,600        251,495
    Marconi PLC -- (GBP).............      13,600        177,065
    Nippon Telegraph & Telephone
      Corp. -- (JPY).................          68        906,225
    Portugal Telecom SA -- (PTE).....       6,800         76,656
    Singapore Telecommunications
      Ltd. -- (SGD)..................     112,000        163,889
    Sonera Oyj -- (FIM)..............       6,200        283,790
    Swisscom AG -- (CHF).............         548        190,410
    Tele Danmark AS -- (DKK).........         700         47,313
    Telecom Corp. of New Zealand
      Ltd. -- (NZD)..................      22,000         77,157
    Telecom Italia Mobile
      SPA -- (ITL)...................      55,900        573,361
    Telecom Italia SPA -- (ITL)......      30,566        421,923
    Telekom Malaysia BHD -- (MYR)....         100            345
    Telstra Corp. Ltd. -- (AUD)......      45,000        183,188
                                                    ------------
                                                       5,149,142
                                                    ------------
TRANSPORTATION -- 0.2%
    BAA PLC -- (GBP).................      15,875        127,375
    Bergesen d.y. ASA
      Cl-A -- (NOK)..................       6,900        142,077
    BG Group PLC -- (GBP)............      35,877        231,920
    Nippon Express Co.
      Ltd. -- (JPY)..................      48,000        295,346
    TNT Post Group NV -- (NLG).......       2,600         70,408
                                                    ------------
                                                         867,126
                                                    ------------
UTILITIES -- 0.4%
    ABB AG -- (CHF)..................       1,098        131,842
    Electrabel SA -- (BEF)*..........         389         96,542
    Hong Kong Electric Holdings
      Ltd. -- (HKD)..................      30,000         96,600
    National Grid Group
      PLC -- (GBP)...................      13,800        108,846
    PowerGen PLC -- (GBP)............      16,400        141,022
    Suez Lyonnaise des Eaux SA --
      (FRF)..........................       3,300        580,473
    Tokyo Electric Power
      Co. -- (JPY)...................      19,000        464,218
    Veba AG -- (DEM).................       7,000        338,861
                                                    ------------
                                                       1,958,404
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $43,954,974).................                 50,756,272
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.9%
    Federal Farm Credit Bank
      5.86%, 03/03/06................  $    2,416   $  2,279,672
                                                    ------------
    Federal National Mortgage Assoc.
      7.00%, 04/18/22................       1,000        995,894
      7.125%, 02/15/05-01/15/30......       2,000      2,008,876
                                                    ------------
                                                       3,004,770
                                                    ------------
    Government National Mortgage
      Assoc.
      6.00%, 02/15/26-05/15/26.......         588        541,914
      6.50%, 01/15/28-05/29/29.......      19,438     18,485,846
      7.00%, 01/15/26-06/15/26.......       8,218      8,003,702
      7.50%, 06/15/24-12/15/29.......       5,417      5,381,704
      8.00%, 05/15/16-06/15/26.......         493        498,569
      8.50%, 06/15/16-10/15/26.......         772        790,861
      9.50%, 10/15/09-01/15/20.......          17         18,199
      10.00%, 11/15/09...............           3          3,570
      10.50%, 08/15/15...............           4          4,042
      11.50%, 06/15/10-09/15/15......          42         46,953
      12.00%, 09/15/13-01/15/14......           1          1,683
                                                    ------------
                                                      33,777,043
                                                    ------------
    Tennessee Valley Authority
      6.875%, 12/15/43...............          40         35,134
      7.25%, 07/15/43................          20         18,273
                                                    ------------
                                                          53,407
                                                    ------------
    (Cost $40,349,342)...............                 39,114,892
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
    Advanta Home Equity Loan Trust
      1993-1 Cl-A2
      5.95%, 05/25/09
    (Cost $1,000,835)................       1,007        975,736
                                                    ------------
                                         SHARES        VALUE
                                         ------        -----
PREFERRED STOCK -- 0.1%
TELECOMMUNICATIONS
    Telecomunicacoes Brasileiras SA
      1.55% [ADR]
    (Cost $227,554)..................       4,300   $    417,638
                                                    ------------
                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                         (000)
                                       ---------
FOREIGN BONDS -- 0.0%
OIL & GAS
    BG Transco Holdings PLC -- (GBP)
      7.057%, 12/14/09...............           5          7,630
      4.188%, 12/14/22...............           5          7,349
      7.00%, 12/16/24................           5          7,286
                                                    ------------
    (Cost $26,848)...................                     22,265
                                                    ------------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 3.1%
    Temporary Investment Cash Fund
    (Cost $13,386,122)...............  13,386,122     13,386,122
                                                    ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $348,046,431)................                435,457,724
OTHER ASSETS LESS
  LIABILITIES -- 0.7%................                  2,885,899
                                                    ------------
NET ASSETS -- 100.0%.................               $438,343,623
                                                    ============

--------------------------------------------------------------------------------
Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.8% of net assets.

See Notes to Financial Statements.

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.7%
    Federal Home Loan Bank
      6.40%, 07/05/00..............  $      100   $       99,929
                                                  --------------
    Federal Home Loan Mortgage
      Corp.
      6.00%, 07/17/30..............       8,600        7,878,374
      7.00%, 04/25/19 [IO]++.......          64            3,565
      7.00%, 07/17/30..............      31,100       30,052,863
      7.575%, 02/01/24 [VR]........         609          631,203
      8.25%, 08/01/17..............         179          181,263
                                                  --------------
                                                      38,747,268
                                                  --------------
    Federal National Mortgage
      Assoc.
      6.00%, 07/01/12-12/01/28.....      23,332       21,401,729
      6.00%, 07/17/30 [TBA]........      29,600       27,088,736
      6.217%, 01/01/28 [VR]........         613          596,887
      6.25%, 05/25/08 [IO]++.......         236           41,699
      6.50%, 05/18/23..............       8,064        7,911,091
      6.90%, 05/25/23..............         244          216,498
      7.00%, 07/17/30..............      45,000       43,446,150
      7.491%, 01/01/24 [VR]........         100          103,888
      9.40%, 07/25/03..............          69           70,116
                                                  --------------
                                                     100,876,794
                                                  --------------
    Government National Mortgage
      Assoc.
      6.00%, 07/25/30 [TBA]........      33,910       33,183,987
      6.125%, 12/20/26 [VR]........       7,083        7,139,972
      6.375%, 03/20/17-03/20/24
        [VR].......................       9,407        9,402,336
      6.375%, 02/20/27.............       3,172        3,171,805
      6.50%, 09/15/23-07/25/30.....     105,812      100,144,674
      6.50%, 07/24/30 [TBA]........      37,600       35,508,500
      6.75%, 08/20/23-09/20/24.....       8,056        7,997,351
      7.00%, 07/24/30..............      68,300       66,366,999
      7.125%, 10/20/23-11/20/26
        [VR].......................      11,045       11,048,348
      7.375%, 01/20/26 [VR]........      11,614       11,637,418
      7.50%, 12/20/23-07/24/30.....      75,557       75,013,130
      8.00%, 07/24/30..............       5,200        5,255,276
                                                  --------------
                                                     365,869,796
                                                  --------------
    Student Loan Marketing Assoc.
      [FRN]
      6.357%, 04/25/04.............       2,552        2,550,940
                                                  --------------
    (Cost $510,963,649)............                  508,144,727
                                                  --------------
CORPORATE OBLIGATIONS -- 40.2%
AIRLINES -- 2.1%
    American Airlines, Inc.
      10.19%, 05/26/15.............         250          271,840
    Continental Airlines, Inc.
      6.954%, 02/02/11.............      14,488       13,818,489
    United Air Lines, Inc.
      10.36%, 11/13/12.............       6,925        7,180,325
      10.36%, 11/27/12.............         500          581,115
      10.02%, 03/22/14.............       2,000        1,999,440
                                                  --------------
                                                      23,851,209
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
DIVERSIFIED -- 0.9%
    Textron Financial Corp.
      6.581%, 09/17/02.............  $   10,000   $   10,003,910
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Sierra Pacific Resources Co.
      144A
      6.892%, 04/20/03.............      15,000       14,987,475
                                                  --------------
ENTERTAINMENT & LEISURE -- 0.0%
    Time Warner, Inc.
      7.975%, 08/15/04.............         262          266,999
                                                  --------------
FINANCIAL-BANK & TRUST -- 5.5%
    Allied Irish Bank [FRN]
      6.34%, 10/31/06..............       8,000        8,011,136
    Household Bank [FRN]
      6.227%, 10/22/03.............      11,750       11,683,025
    Korea Development Bank 144A
      7.675%, 10/06/00.............      13,000       12,981,007
    LG&E Capital Corp. 144A
      6.205%, 05/01/04.............       5,000        4,789,380
    Popular North America, Inc.
      Cl-D
      6.625%, 01/15/04.............      11,500       11,058,113
    Westdeutsche Landesbank
      6.05%, 01/15/09..............      15,600       13,945,120
                                                  --------------
                                                      62,467,781
                                                  --------------
FINANCIAL SERVICES -- 17.8%
    Avco Financial Services, Inc.
      5.75%, 01/23/01..............       7,850        7,794,885
    Chrysler Financial Corp. [FRN]
      6.60%, 06/11/01..............       5,000        5,001,605
      6.69%, 01/30/02..............      10,000        9,999,590
    Ford Motor Credit Co. [FRN]
      7.052%, 06/20/03.............      16,900       16,877,929
      6.563%, 04/28/05.............      19,970       19,893,096
    General Motors Acceptance Corp.
      6.13%, 02/01/02 [FRN]........      18,400       18,396,522
      5.55%, 09/15/03..............       3,000        2,839,419
      6.54%, 04/05/04 [FRN]........      10,000        9,976,940
      6.85%, 06/17/04..............       2,000        1,957,304
    Goldman Sachs Group, Inc. [FRN]
      6.511%, 07/17/00.............      20,000       20,006,320
    Household Finance Corp. [FRN]
      5.607%, 06/17/05.............      30,500       30,386,601
    Lehman Brothers Holdings, Inc.
      Cl-E [FRN]
      6.979%, 04/02/02.............      10,400       10,450,263
    Merrill Lynch & Co., Inc. [FRN]
      6.12%, 07/24/00..............       2,650        2,653,207
    New England Educational Loan
      Marketing Assoc. Cl-B [FRN]
      144A
      5.681%, 09/11/00.............      10,000       10,000,930

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    Salomon Smith Barney Holdings
      [FRN]
      6.939%, 02/11/03.............  $    6,000   $    5,999,286
    St. George Holdings [FRN] 144A
      5.25%, 07/01/01..............      30,000       29,953,125
                                                  --------------
                                                     202,187,022
                                                  --------------
HEALTHCARE SERVICES -- 0.2%
    Tenet Healthcare Corp.
      8.00%, 01/15/05..............       2,000        1,930,000
                                                  --------------
INSURANCE -- 0.9%
    Gold Eagle Capital [FRN] 144A
      11.453%, 07/17/00............      10,000       10,001,000
                                                  --------------
OIL & GAS -- 2.6%
    Conoco, Inc.
      5.90%, 04/15/04..............      20,000       19,067,600
    Phillips Petroleum Co.
      8.50%, 05/25/05..............      10,000       10,358,830
                                                  --------------
                                                      29,426,430
                                                  --------------
RAILROADS -- 0.4%
    Union Pacific Co.
      7.875%, 02/15/02.............       5,000        5,038,925
                                                  --------------
REAL ESTATE -- 0.4%
    Spieker Properties, Inc. L.P.
      6.95%, 12/15/02..............       5,000        4,886,565
                                                  --------------
TELECOMMUNICATIONS -- 5.2%
    AT&T Capital Corp. Cl-F
      6.25%, 05/15/01..............      13,100       12,994,283
    Sprint Corp.
      9.50%, 04/01/03..............      22,500       23,832,877
    TCI Communications, Inc. [FRN]
      5.985%, 09/11/00.............      10,000       10,010,900
    US West Communications
      7.20%, 11/10/26..............      13,250       11,739,858
                                                  --------------
                                                      58,577,918
                                                  --------------
UTILITIES -- 2.9%
    Alliant Energy Resources 144A
      7.25%, 02/15/30..............          50           34,500
    Connecticut Light & Power Co.
      144A
      8.59%, 06/05/03..............       5,000        4,870,550
    Connecticut Light & Power Co.
      Cl-C
      7.75%, 06/01/02..............       4,000        4,016,124
    Entergy Louisiana, Inc.
      8.50%, 06/01/03..............      12,000       12,176,604
    Louisiana Power & Light Corp.
      7.74%, 07/01/02..............       1,890        1,886,297
    Petroleos Mexicanos Co. [FRN]
      144A
      9.437%, 07/15/05.............      10,000       10,000,000
                                                  --------------
                                                      32,984,075
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $461,315,808)..............                  456,609,309
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
COLLATERALIZED MORTGAGE OBLIGATIONS -- 28.0%
    Chase Series 1999-S8 Cl-A1
      6.35%, 06/25/29..............  $    7,000   $    6,860,175
    Citicorp Mortgage Securities,
      Inc. [VR]
      7.263%, 10/25/22.............         238          243,477
    CMC Securities Corp. III Series
      1998-1 Cl-A19
      6.75%, 05/25/28..............      36,592       34,064,153
    Conseco Finance Home
      Improvement Series 1999-G
      Cl-M1
      8.88%, 06/15/24..............       9,250        9,266,326
    Contimortgage Home Equity Loan
      Trust Cl-A2 [VR]
      6.693%, 10/15/12.............       1,919        1,920,237
    Countrywide Home Loans [VR]
      7.896%, 03/25/24.............         115          114,747
      8.643%, 11/25/24.............          15           14,834
    Credit Suisse First Boston,
      Inc. Series 1998-1 Cl-A5
      6.75%, 09/25/28..............       3,500        3,253,828
    DLJ Mortgage Acceptance Corp.
      Series 1999-1 Cl-1A3
      6.625%, 01/25/29.............      18,800       17,246,086
    First Plus Home Loan Trust
      Series 1998-5 Cl-A3 [VR]
      6.06%, 09/10/11..............       3,781        3,773,510
    Freddie Mac Series 2145 Cl-MZ
      6.50%, 04/15/29..............      10,840        8,608,049
    Green Tree Financial Corp. 1999
      Cl-A5
      7.86%, 04/01/31..............      10,400        9,747,556
    Green Tree Recreational
      Equipment Series 1999-A Cl-A4
      6.43%, 04/17/06..............       2,000        1,984,530
    Mellon Bank Home Equity
      Installment Loan Series
      1999-1 Cl-A1
      5.90%, 06/25/01..............      15,605       15,451,085
    Merrill Lynch Mortgage
      Investors, Inc. 1998-C3 C1-A1
      5.65%, 12/15/30..............       7,686        7,256,768
    Nationslink Funding Corp.
      Series 1999-SL Cl-A4
      6.654%, 02/10/06.............         500          481,793
    PHH Mortgage Services Corp.
      Series 1997-6 Cl-A4 144A
      7.018%, 11/18/27.............      15,788       15,033,197
    PNC Mortgage Securities Corp.
      Series 1997-3 Cl-2A4
      7.50%, 05/25/27..............      14,475       14,186,658
    PNC Mortgage Securities Corp.
      Series 1998-1 Cl-5A4
      6.98%, 02/25/28..............      18,663       17,537,040
    PNC Mortgage Securities Corp.
      Series 1999-5 Cl-1A9
      6.30%, 06/25/29..............      66,610       63,633,198

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    Prudential-Bache Trust
      8.40%, 03/20/21..............  $    1,542   $    1,568,941
    Residential Funding Mortgage
      Securities I Series 1997-S15
      Cl-A1
      7.00%, 10/25/27..............       5,214        5,182,746
    Residential Funding Mortgage
      Securities Series 1998-S30
      Cl-A6
      6.50%, 12/25/28..............      32,359       29,500,915
    Residential Funding Mortgage
      Securities Series 1999-16
      Cl-A4
      6.75%, 07/30/29..............      10,000        9,231,450
    Rothschild, (L.F.) Mortgage
      Trust
      9.95%, 08/01/17..............         889          938,652
    Salomon Brothers Mortgage
      1999-3-A
      6.99%, 05/25/29..............      13,161       13,165,052
    Structured Asset Mortgage
      Investments, Inc.
      6.30%, 04/25/29..............      28,519       27,167,342
                                                  --------------
    (Cost $331,611,367)............                  317,432,345
                                                  --------------
U.S. TREASURY OBLIGATIONS -- 4.8%
    U.S. Treasury Bills
      5.59%, 09/21/00#.............          50           49,373
      5.65%, 09/21/00#.............         505          498,671
      5.73%, 09/21/00#.............         815          804,785
                                                  --------------
                                                       1,352,829
                                                  --------------
    U.S. Treasury Inflationary
      Bonds
      3.625%, 07/15/02-01/15/08#...      26,100       27,339,792
      3.375%, 01/15/07.............      15,000       15,559,920
      3.875%, 01/15/09-04/15/29....       5,300        5,486,701
                                                  --------------
                                                      48,386,413
                                                  --------------
    U.S. Treasury Notes
      5.125%, 08/31/00#............       4,135        4,128,541
                                                  --------------
    (Cost $52,784,825).............                   53,867,783
                                                  --------------
BANK LOAN OBLIGATIONS -- 1.7%
    Columbia HCA Healthcare Corp.++
      8.25%, 07/12/00..............       3,000        2,955,000
    Flag Corp.++
      8.422%, 08/31/00.............       1,500        1,492,500
    Kansas City Southern Corp.++
      8.563%, 07/15/00.............       2,000        2,000,000
    Nextel, Inc.++
      9.09%, 09/30/00..............       1,000          992,600
    Protective Life Fund [FRN]++
      6.38%, 07/17/00..............      10,000        9,985,000
    Voicestream, Inc.++
      8.837%, 08/23/00.............       2,000        1,974,600
                                                  --------------
    (Cost $19,478,063).............                   19,399,700
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
SOVEREIGN ISSUES -- 1.7%
ARGENTINA -- 0.2%
    Republic of Argentina [BRB,
      FRB]
      11.595%, 04/10/05............  $    3,000   $    2,797,500
                                                  --------------
BRAZIL -- 1.1%
    Republic of Brazil
      6.938%, 04/15/06 [BRB,
        FRN].......................       6,580        6,000,302
      12.25%, 03/06/30.............       6,250        5,750,000
                                                  --------------
                                                      11,750,302
                                                  --------------
PHILIPPINES -- 0.4%
    Bangko Sentral Pilipinas
      8.60%, 06/15/27..............       6,000        4,275,000
                                                  --------------
TOTAL SOVEREIGN ISSUES
  (Cost $19,451,801)...............                   18,822,802
                                                  --------------
                                     PRINCIPAL
                                      IN LOCAL
                                      CURRENCY
                                       (000)
                                     ---------
FOREIGN BONDS -- 0.9%
GERMANY -- 0.6%
    Bundesrepublic Germany
      6.25%, 01/04/24..............         920          955,717
      6.25%, 01/04/30..............       5,260        5,634,634
                                                  --------------
                                                       6,590,351
                                                  --------------
NEW ZEALAND -- 0.3%
    Inter-American Development Bank
      5.75%, 04/15/04..............       5,700        2,535,719
    International Bank
      Reconstruction & Development
      7.25%, 05/27/03..............       1,500          700,115
                                                  --------------
                                                       3,235,834
                                                  --------------
TOTAL FOREIGN BONDS
  (Cost $9,968,464)................                    9,826,185
                                                  --------------
                                        PAR
                                       (000)
                                       -----
COMMERCIAL PAPER -- 9.9%
    American Electric Power+
      6.86%, 08/24/00..............  $   16,300       16,132,273
    Burlington Northern Corp.+
      6.86%, 07/06/00..............      13,700       13,686,947
    Compaq Computer Corp.
      6.85%, 08/09/00..............      16,000       15,881,267
    Conagra, Inc.
      6.77%, 08/23/00..............         900          890,922
    Conoco, Inc.+
      6.82%, 08/23/00..............      12,400       12,275,497
    CSX Corp.+
      6.73%, 07/11/00..............      20,800       20,761,115
    Edison Midwest Co.+
      6.86%, 08/22/00..............       2,600        2,574,815

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    General Electric Capital Corp.
      6.58%, 09/13/00..............  $    6,000   $    5,921,280
    Texas Utilities Co.+
      6.80%, 07/07/00..............       3,500        3,496,033
    Tyco International Ltd.+
      6.86%, 07/26/00..............       6,900        6,867,129
    UBS Finance, Inc.
      6.92%, 07/05/00..............      13,300       13,289,774
                                                  --------------
    (Cost $111,774,149)............                  111,777,052
                                                  --------------
                                       SHARES
                                       ------
SHORT-TERM INVESTMENTS -- 0.9%
    Temporary Investment Cash
      Fund.........................   4,848,988        4,848,988
    Temporary Investment Fund......   4,848,987        4,848,987
                                                  --------------
    (Cost $9,697,975)..............                    9,697,975
                                                  --------------
TOTAL INVESTMENTS -- 132.8%
  (Cost $1,527,046,101)............                1,505,577,878
                                                  --------------
                                       NUMBER
                                         OF
                                     CONTRACTS
                                     ---------
WRITTEN OPTIONS -- 0.0%
CALL OPTIONS
    10 Year September U.S. Treasury
      Note Futures,
      Strike Price $100,
      Expires 08/19/00.............         316         (118,500)
    March 2001 Eurodollar Futures,
      Strike Price 93.25,
      Expires 03/19/01.............         524         (144,100)
    Swap between Fixed Rate and 3
      Month LIBOR-BBA,
      Strike Price 7.00,
      Expires 09/15/00.............         483          (42,842)
    Swap between Fixed Rate and 3
      Month LIBOR-BBA,
      Strike Price 7.00,
      Expires 09/22/00.............         209          (22,355)
    Swap between Fixed Rate and 3
      Month LIBOR-BBA,
      Strike Price 7.00,
      Expires 09/28/00.............         240          (45,936)
                                                  --------------
                                                        (373,733)
                                                  --------------
PUT OPTIONS
    December Eurodollar Futures,
      Strike Price 93.5,
      Expires 12/18/00.............          99           (7,425)
    March 2001 Eurodollar Futures,
      Strike Price 92.25,
      Expires 03/19/01.............         442          (77,350)

                                       NUMBER
                                         OF
                                     CONTRACTS        VALUE
                                     ---------        -----
    March 2001 Eurodollar Futures,
      Strike Price 92.75,
      Expires 03/19/01.............          57   $      (27,075)
    September 30 Year U.S. Treasury
      Bond Futures,
      Strike Price $94,
      Expires 08/19/00.............          44          (15,812)
    Swap between 6 Month LIBOR-BBA
      and 10 Year Japanese
      Government Bond Futures,
      Strike Price 2.215,
      Expires 08/31/00.............         103           (6,425)
                                                  --------------
                                                        (134,087)
                                                  --------------
TOTAL WRITTEN OPTIONS
  (Cost $(711,312))................                     (507,820)
                                                  --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (32.8%)................                 (371,665,091)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,133,404,967
                                                  ==============

Foreign currency exchange contracts outstanding at June 30, 2000:

                                          IN                      UNREALIZED
SETTLEMENT               CONTRACTS     EXCHANGE    CONTRACTS    APPRECIATION/
  MONTH      TYPE        TO DELIVER      FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
07/00        Sell   EUR  3,672,000    $3,491,762   $3,524,482      $(32,720)
08/00        Sell   EUR  3,902,000    3,691,916    3,750,913        (58,997)
07/00        Sell   NZD  5,691,000    2,726,387    2,679,000         47,387
                                      ----------   ----------      --------
                                      $9,910,065   $9,954,395      $(44,330)
                                      ==========   ==========      ========

# Securities with an aggregate market value of $5,779,495 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2000:

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Short U.S. Treasury 5
  Year Note.............    09/00            $(60,600)    $ (231,984)
Short 10 Year U.K.
  Gilt..................    09/00      GBP    (37,000)       126,959
U.S. Treasury 10 Year
  Note..................    09/00             275,000      5,820,609
10 Year Euro Bond.......    09/00      EUR      3,900         12,436
Eurodollar..............    03/01      EUR     99,250        259,850
                                                          ----------
                                                          $5,987,870
                                                          ==========

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

Interest rate swap agreements outstanding at June 30, 2000:

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate +0.499%
  and pay fixed rate
  payments of 6.00%.....    01/09      EUR      4,250     $  76,257
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate -0.54%
  and pay fixed rate
  payments of 6.25%.....    01/24      EUR        920       (80,779)
Receive variable rate
  payments on the three
  month LIBOR-BBA
  floating rate -0.59%
  and pay fixed rate
  payments of 6.01%.....    01/30      EUR      2,700        17,193
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  6.175%................    05/30      EUR      3,210       (49,122)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  2.295% on the Japanese
  10 Year Government
  Bond..................    04/08      JPY    580,000      (220,199)

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  2.305% on the Japanese
  10 Year Government
  Bond..................    04/08      JPY    377,000     $(145,485)
Receive fixed rate
  payments of 7.47% and
  pay variable rate
  payments on the three
  month LIBOR-BBA
  floating rate.........    05/10            $ 10,000       346,660
                                                          ---------
                                                          $ (55,475)
                                                          =========

Credit default swap agreements outstanding at June 30, 2000:

                                              NOTIONAL
                           EXPIRATION          AMOUNT      UNREALIZED
DESCRIPTION                  MONTH             (000)      DEPRECIATION
-----------------------------------------------------------------------
Pay fixed rate equal to
  6.15% and the Portfolio
  will receive from the
  counterparty at par in
  the event of default of
  the Republic of
  Argentina 9.25% due
  02/23/01...............    03/01            $   500       $26,654
Pay fixed rate equal to
  5.70% and the Portfolio
  will receive from the
  counterparty at par in
  the event of default of
  the Republic of
  Argentina 9.25% due
  02/23/01...............    03/01              1,000        46,277
                                                            -------
                                                            $72,931
                                                            =======

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

 + Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 6.7% of net assets.

++ Illiquid security. At the end of the period, these securities amounted to 1.7% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 9.9% of net assets.

See Notes to Financial Statements.

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 72.2%
ADVERTISING -- 0.6%
    Omnicom Group, Inc. ...........      75,000   $    6,679,688
                                                  --------------
AEROSPACE -- 3.4%
    Boeing Co. ....................     290,000       12,125,625
    General Motors Corp. Cl-H*.....     176,500       15,487,875
    Honeywell International,
      Inc. ........................     163,400        5,504,538
    Northrop Grumman Corp. ........      86,700        5,743,882
                                                  --------------
                                                      38,861,920
                                                  --------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co. ................     200,000        8,600,000
                                                  --------------
BEVERAGES -- 2.5%
    Anheuser-Busch Companies,
      Inc. ........................     185,500       13,854,531
    Coors, (Adolph) Co. Cl-B.......     240,000       14,520,000
                                                  --------------
                                                      28,374,531
                                                  --------------
BROADCASTING -- 0.8%
    AT&T Corp. Liberty Media Group
      Cl-A*........................     391,000        9,481,750
                                                  --------------
CHEMICALS -- 0.5%
    Lyondell Chemical Co. .........     326,200        5,463,850
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 1.9%
    Cisco Systems, Inc.*...........     286,000       18,178,875
    SAP AG [ADR]...................      80,000        3,755,000
                                                  --------------
                                                      21,933,875
                                                  --------------
CONGLOMERATES -- 1.2%
    Minnesota Mining &
      Manufacturing Co. ...........      71,000        5,857,500
    Textron, Inc...................     138,000        7,495,125
                                                  --------------
                                                      13,352,625
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 2.2%
    Colgate-Palmolive Co. .........     203,100       12,160,613
    Gillette Co. ..................     360,000       12,577,500
                                                  --------------
                                                      24,738,113
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    General Electric Co. ..........     480,000       24,480,000
    Texas Instruments, Inc. .......     229,400       15,756,913
                                                  --------------
                                                      40,236,913
                                                  --------------
ENERGY SERVICES -- 0.4%
    Scottish Power PLC [ADR].......     145,000        4,848,438
                                                  --------------
ENTERTAINMENT & LEISURE -- 0.5%
    Harrah's Entertainment,
      Inc.*........................     220,000        4,606,250
    Park Place Entertainment
      Corp.*.......................     106,600        1,299,188
                                                  --------------
                                                       5,905,438
                                                  --------------
FINANCIAL-BANK & TRUST -- 5.9%
    Bank of America Corp. .........     210,000        9,030,000
    Bank of New York Co., Inc. ....     500,000       23,249,999
    Charter One Financial, Inc. ...     327,600        7,534,800

                                       SHARES         VALUE
                                       ------         -----
    Chase Manhattan Corp. .........     255,000   $   11,745,938
    Morgan, (J.P.) & Co., Inc. ....     100,000       11,012,500
    Summit Bancorp.................     200,000        4,925,000
                                                  --------------
                                                      67,498,237
                                                  --------------
FINANCIAL SERVICES -- 3.8%
    Citigroup, Inc. ...............     300,000       18,075,000
    Morgan Stanley Dean Witter &
      Co. .........................     170,000       14,152,500
    Wells Fargo & Co...............     285,000       11,043,750
                                                  --------------
                                                      43,271,250
                                                  --------------
FOOD -- 3.5%
    General Mills, Inc. ...........     280,000       10,710,000
    Heinz, (H.J.) Co. .............     200,000        8,750,000
    Kellogg Co. ...................     250,000        7,437,500
    Quaker Oats Co. ...............     180,000       13,522,500
                                                  --------------
                                                      40,420,000
                                                  --------------
INSURANCE -- 4.2%
    Allmerica Financial Corp. .....     370,363       19,397,761
    John Hancock Financial
      Services, Inc.*..............     600,000       14,212,500
    MetLife, Inc.*.................     560,000       11,795,000
    Ohio Casualty Corp. ...........     300,000        3,187,500
                                                  --------------
                                                      48,592,761
                                                  --------------
INTERNET SERVICES -- 0.7%
    America Online, Inc.*..........     160,000        8,440,000
                                                  --------------
MACHINERY & EQUIPMENT -- 0.6%
    Illinois Tool Works, Inc. .....     130,000        7,410,000
                                                  --------------
METALS & MINING -- 0.0%
    Newmont Mining Corp. ..........       7,494          162,058
                                                  --------------
OIL & GAS -- 7.5%
    Apache Corp. ..................     256,600       15,091,288
    BP Amoco PLC [ADR].............     250,000       14,140,625
    Exxon Mobil Corp. .............     240,000       18,854,999
    Royal Dutch Petroleum Co. .....     180,000       11,081,250
    Schlumberger Ltd. .............     220,000       16,417,500
    Unocal Corp. ..................     320,000       10,600,000
                                                  --------------
                                                      86,185,662
                                                  --------------
PAPER & FOREST PRODUCTS -- 1.0%
    Bowater, Inc. .................      64,000        2,824,000
    Temple-Inland, Inc. ...........      48,000        2,016,000
    Weyerhaeuser Co. ..............     142,900        6,144,700
                                                  --------------
                                                      10,984,700
                                                  --------------
PHARMACEUTICALS -- 5.9%
    American Home Products
      Corp. .......................     300,000       17,625,000
    Merck & Co., Inc. .............     182,000       13,945,750
    Pfizer, Inc. ..................     475,750       22,835,999
    Pharmacia Corp. ...............     250,000       12,921,875
                                                  --------------
                                                      67,328,624
                                                  --------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
RAILROADS -- 3.6%
    Kansas City Southern
      Industries, Inc. ............     390,000   $   34,588,125
    Norfolk Southern Corp. ........     419,700        6,243,038
                                                  --------------
                                                      40,831,163
                                                  --------------
RETAIL & MERCHANDISING -- 3.1%
    RadioShack Corp................     380,000       18,002,500
    Target Corp. ..................     300,000       17,400,000
                                                  --------------
                                                      35,402,500
                                                  --------------
SEMICONDUCTORS -- 3.3%
    Intel Corp. ...................     145,500       19,451,531
    Maxim Integrated Products,
      Inc.*........................     273,000       18,546,938
                                                  --------------
                                                      37,998,469
                                                  --------------
TELECOMMUNICATIONS -- 8.9%
    AT&T Corp. ....................     150,000        4,743,750
    Bell Atlantic Corp.*...........     200,000       10,162,500
    BellSouth Corp. ...............     240,000       10,230,000
    Cable & Wireless Communications
      PLC..........................     210,000       10,513,125
    Cox Communications, Inc.
      Cl-A*........................     147,100        6,702,244
    Crown Castle International
      Corp.*.......................     155,000        5,657,500
    EchoStar Communications Corp.
      Cl-A*........................     146,000        4,833,969
    Nortel Networks Corp. NY
      Reg.*........................     258,000       17,608,499
    SBC Communications, Inc. ......     328,500       14,207,625
    U.S. West, Inc. ...............     200,000       17,150,000
                                                  --------------
                                                     101,809,212
                                                  --------------
UTILITIES -- 1.9%
    Alliant Energy Corp. ..........      88,400        2,298,400
    Duke Energy Corp. .............     129,000        7,272,375
    Enron Corp. ...................     100,000        6,450,000
    PG&E Corp. ....................     230,000        5,663,750
                                                  --------------
                                                      21,684,525
                                                  --------------
TOTAL COMMON STOCK
  (Cost $653,787,131)..............                  826,496,302
                                                  --------------
                                        PAR
                                       (000)
                                     ----------
CORPORATE OBLIGATIONS -- 20.6%
BROADCASTING -- 0.5%
    Chancellor Media Corp.
      8.00%, 11/01/08..............  $    2,000        2,017,500
    Chancellor Media Corp. L.A.
      Cl-B
      8.125%, 12/15/07.............       4,000        4,045,000
                                                  --------------
                                                       6,062,500
                                                  --------------
BUILDING MATERIALS -- 0.3%
    USG Corp.
      8.50%, 08/01/05..............       3,500        3,607,835
                                                  --------------
BUSINESS SERVICES -- 0.1%
    Intermedia Communications, Inc.
      [STEP]
      12.25%, 03/01/09.............       1,000          607,500
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                     ----------   --------------
CABLE TELEVISION -- 0.6%
    Charter Communication Holdings
      LLC
      8.625%, 04/01/09.............  $    2,000   $    1,767,500
    Comcast U.K. Cable Corp. [STEP]
      10.243%, 11/15/07............       4,000        3,750,000
    Diamond Cable Communications
      PLC [STEP]
      15.643%, 12/15/05............       1,500        1,430,625
                                                  --------------
                                                       6,948,125
                                                  --------------
CHEMICALS -- 0.2%
    Equistar Chemicals L.P.
      7.55%, 02/15/26..............       2,225        1,785,233
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 0.6%
    Juniper Networks, Inc.
      4.75%, 03/15/07..............       6,300        6,890,625
                                                  --------------
ENTERTAINMENT & LEISURE -- 0.1%
    Park Place Entertainment
      9.375%, 02/15/07.............       1,500        1,507,500
                                                  --------------
FINANCIAL SERVICES -- 1.1%
    Associates Corp. of North
      America Cl-E
      7.375%, 06/11/07.............       2,400        2,375,736
    Resolution Funding Corp. [ZCB]
      6.58%, 04/15/09..............      18,000       10,159,902
                                                  --------------
                                                      12,535,638
                                                  --------------
HEALTHCARE SERVICES -- 0.1%
    FHP International Corp.
      7.00%, 09/15/03..............       1,000          956,095
                                                  --------------
HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp.
      7.20%, 12/15/09..............       2,000        1,754,614
                                                  --------------
INDUSTRIAL PRODUCTS -- 0.4%
    Heritage Media Corp.
      8.75%, 02/15/06..............       1,500        1,477,500
    Inland Steel Co. Cl-R
      7.90%, 01/15/07..............       2,000        1,790,000
    National Steel Corp.
      8.375%, 08/01/06.............       1,500        1,267,500
                                                  --------------
                                                       4,535,000
                                                  --------------
INSURANCE -- 0.4%
    The Equitable Companies, Inc.
      9.00%, 12/15/04..............       4,035        4,243,807
                                                  --------------
INTERNET SERVICES -- 0.2%
    Call-Net Enterprises, Inc.
      [STEP]
      10.80%, 05/15/09.............       2,000          730,000
    PSINet, Inc. Cl-B
      10.00%, 02/15/05.............       2,100        1,942,500
                                                  --------------
                                                       2,672,500
                                                  --------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                     ----------   --------------
MACHINERY & EQUIPMENT -- 0.2%
    NationsRent, Inc.
      10.375%, 12/15/08............  $    1,950   $    1,257,750
    United Rentals, Inc.
      9.25%, 01/15/09..............         750          680,625
                                                  --------------
                                                       1,938,375
                                                  --------------
OIL & GAS -- 1.1%
    Atlantic Richfield Co.
      10.875%, 07/15/05............       3,000        3,463,740
    Canadian Forest Oil Ltd.
      8.75%, 09/15/07..............       1,500        1,417,500
    Cliffs Drilling Co. Cl-B
      10.25%, 05/15/03.............       1,160        1,168,700
    CMS Panhandle Holding Co.
      6.50%, 07/15/09..............       2,000        1,792,590
    Gulf Canada Resources Ltd.
      8.35%, 08/01/06..............       1,000          995,000
      8.25%, 03/15/17..............       1,000          925,000
    Noram Energy Corp. [CVT]
      6.00%, 03/15/12..............       1,929        1,687,875
    Snyder Oil Corp.
      8.75%, 06/15/07..............         650          656,500
    Sun Co., Inc.
      9.375%, 06/01/16.............       1,000        1,041,472
                                                  --------------
                                                      13,148,377
                                                  --------------
PAPER & FOREST PRODUCTS -- 0.8%
    Bowater, Inc.
      9.00%, 08/01/09..............       2,000        2,087,376
    Chesapeake Corp.
      7.20%, 03/15/05..............       5,000        4,663,450
    Quno Corp.
      9.125%, 05/15/05.............       2,150        2,197,887
                                                  --------------
                                                       8,948,713
                                                  --------------
PHARMACEUTICALS -- 0.1%
    Pharmerica, Inc.
      8.375%, 04/01/08.............       2,000        1,110,000
                                                  --------------
PRINTING & PUBLISHING -- 0.3%
    TV Guide, Inc.
      8.125%, 03/01/09.............         500          501,250
    World Color Press, Inc.
      7.75%, 02/15/09..............       3,000        2,782,500
                                                  --------------
                                                       3,283,750
                                                  --------------
TELECOMMUNICATIONS -- 5.5%
    Allegiance Telecom, Inc. Cl-B
      [STEP]
      11.489%, 02/15/08............       1,500        1,095,000
    AT&T Corp.
      6.00%, 03/15/09..............       2,000        1,786,190
    Centel Capital Corp.
      9.00%, 10/15/19..............       2,500        2,756,958
    East Telecom Group PLC
      10.089%, 02/01/07 [STEP].....       2,000        1,900,000
      11.875%, 12/01/08............       1,000        1,182,500
    GTE Corp.
      7.90%, 02/01/27..............       4,000        3,802,944

                                        PAR
                                       (000)          VALUE
                                     ----------   --------------
    Level 3 Communications, Inc.
      11.826%, 12/01/08 [STEP].....  $    6,250   $    3,828,125
    Lin Television Co.
      8.375%, 03/01/08.............       2,000        1,830,000
    McLeodUSA, Inc.
      10.994%, 03/01/07 [STEP].....       2,500        2,062,500
      9.50%, 11/01/08..............       1,000          982,500
    MetroNet Communications Corp.
      [STEP]
      10.75%, 11/01/07.............       1,750        1,540,000
      8.195%, 06/15/08.............      10,700        8,720,500
    NEXTLINK Communications, Inc.
      12.50%, 04/15/06.............       1,000        1,050,000
      9.625%, 10/01/07.............       2,500        2,368,750
    Paramount Communication 8.25%,
      08/01/22.....................       4,250        4,118,271
    Qwest Communications
      International, Inc. Cl-B
      [STEP]
      8.174%, 02/01/08.............       6,000        4,740,000
    RCN Corp.
      10.125%, 01/15/10............       1,500        1,256,250
    Renaissance Media Group [STEP]
      9.587%, 04/15/08.............       2,200        1,507,000
    Rogers Cantel, Inc.
      9.75%, 06/01/16..............       5,500        5,953,750
    TCI Telecommunications, Inc.
      7.875%, 02/15/26.............       2,500        2,490,130
    TeleCommunications, Inc.
      9.80%, 02/01/12..............       2,000        2,299,382
    Time Warner Telecom LLC
      9.75%, 07/15/08..............       2,000        1,945,000
    US West Communications
      5.65%, 11/01/04..............       5,000        4,619,995
                                                  --------------
                                                      63,835,745
                                                  --------------
UTILITIES -- 7.8%
    Arizona Public Service Co.
      8.00%, 02/01/25..............       3,000        2,855,583
    Cleveland Electric Illuminating
      Co.
      9.00%, 07/01/23..............       1,000          995,840
    Cleveland Electric Illuminating
      Co. Cl-B
      9.50%, 05/15/05..............       3,000        3,058,089
    Cleveland Electric Illuminating
      Co. Cl-D
      7.88%, 11/01/17..............       2,500        2,394,010
    Commonwealth Edison Co.
      7.00%, 07/01/05..............       2,500        2,432,893
      8.25%, 10/01/06..............       2,000        2,044,536
      8.625%, 02/01/22.............       3,000        2,968,542
      8.375%, 02/15/23.............         400          394,683
    Consumers Energy Co.
      7.375%, 09/15/23.............       2,500        2,235,963
    Duquesne Light Co.
      7.55%, 06/15/25..............       4,500        4,120,542
    El Paso Electric Co.
      8.90%, 02/01/06..............       4,950        5,110,874

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                     ----------   --------------
    El Paso Electric Co. Cl-C
      8.25%, 02/01/03..............  $    1,500   $    1,510,077
    Gulf Power Co.
      6.875%, 01/01/26.............       3,000        2,596,158
    Gulf States Utilities
      8.70%, 04/01/24..............       1,000          997,823
    Indiana Michigan Power
      8.50%, 12/15/22..............       4,000        3,991,144
    Jersey Central Power & Light
      Co.
      7.98%, 02/16/23..............       1,500        1,417,364
      7.50%, 05/01/23..............       2,500        2,304,298
    Kentucky Utility Energy Corp.
      7.55%, 06/01/25..............       1,500        1,401,380
    Metropolitan Edison Co. Cl-B
      8.15%, 01/30/23..............       2,975        2,881,728
    New York State Electric & Gas
      Corp. 8.30%, 12/15/22........       1,400        1,375,626
      8.30%, 12/15/22..............         475          471,813
    Niagara Mohawk Power Corp.
      8.75%, 04/01/22..............       2,683        2,716,760
      8.50%, 07/01/23..............       1,000        1,000,576
    Niagara Mohawk Power Corp. Cl-H
      [STEP]
      7.562%, 07/01/10.............       3,250        2,502,500
    Penn Power Co.
      8.50%, 07/15/22..............       1,000          972,379
    Potomac Edison Co.
      8.00%, 06/01/24..............       2,000        1,932,898
      7.75%, 05/01/25..............       3,400        3,227,171
    Potomac Electric Power
      8.50%, 05/15/27..............       1,000        1,019,965
    Public Service Electric & Gas
      Co.
      6.375%, 05/01/08.............       1,000          934,376
    Public Service of Colorado
      9.875%, 07/01/20.............       2,500        2,617,635
    Public Service of New Mexico
      7.50%, 08/01/18..............       1,500        1,391,286
    Public Service of New Mexico
      Cl-A
      7.10%, 08/01/05..............       3,500        3,383,188
    Texas Utilities
      8.50%, 08/01/24..............       5,000        4,951,109
    TXU Corp.
      7.875%, 04/01/24.............       4,000        3,778,368
    TXU Electric Capital Corp.
      8.175%, 01/30/37.............       2,000        2,004,218
    Union Electric Co.
      8.25%, 10/15/22..............       4,750        4,697,573
    Western Massachusetts Electric
      Co. Cl-V
      7.75%, 12/01/02..............         941          934,241
    Wisconsin Electric & Power
      8.375%, 12/02/26.............       4,500        4,498,349
                                                  --------------
                                                      90,121,558
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $250,754,014)..............                  236,493,490
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                     ----------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
    Federal Home Loan Mortgage
      Corp.
      6.50%, 09/01/11-02/01/30
    (Cost $12,018,382).............  $   12,444   $   12,023,202
                                                  --------------
U.S. TREASURY OBLIGATIONS -- 0.9%
    U.S. Treasury Notes
      5.875%, 11/15/04
    (Cost $9,763,015)..............      10,000        9,850,242
                                                  --------------
                                       SHARES
                                       ------
PREFERRED STOCK -- 0.4%
METALS & MINING -- 0.0%
    Kinam Gold, Inc. $3.75 Cl-B....      20,000          450,000
                                                  --------------
TELECOMMUNICATIONS -- 0.4%
    Cincinnati Bell, Inc. Cl-B
      12.50%.......................       3,500        3,543,750
    Global Crossing Holdings Ltd.
      10.50% [PIK].................      10,000          967,500
                                                  --------------
                                                       4,511,250
                                                  --------------
TOTAL PREFERRED STOCK
  (Cost $5,819,700)................                    4,961,250
                                                  --------------
                                        PAR
                                       (000)
                                     ----------
COMMERCIAL PAPER -- 2.3%
    Chevron Corp.
      6.72%, 07/06/00..............  $   16,000       16,000,000
    Ford Motor Credit Corp.
      6.72%, 07/03/00..............      10,000       10,000,000
                                                  --------------
    (Cost $26,000,000).............                   26,000,000
                                                  --------------
                                       SHARES
                                       ------
SHORT-TERM INVESTMENTS -- 3.3%
    Temporary Investment Cash
      Fund.........................  18,668,774       18,668,774
    Temporary Investment Fund......  18,668,774       18,668,774
                                                  --------------
    (Cost $37,337,548).............                   37,337,548
                                                  --------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $995,479,790)..............                1,153,162,034
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.7%).................                   (7,725,888)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,145,436,146
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST JANUS SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 94.8%
ADVERTISING -- 3.7%
    Getty Images, Inc.*.............    176,435   $    6,539,122
    Interep National Radio Sales,
      Inc.*.........................    180,335          958,030
    Lamar Advertising Co.*..........    303,945       13,164,618
    TMP Worldwide, Inc.*............    250,535       18,492,614
                                                  --------------
                                                      39,154,384
                                                  --------------
BROADCASTING -- 8.4%
    Acme Communications, Inc.*......    166,100        3,031,325
    ACTV, Inc.*.....................     97,890        1,462,232
    Citadel Communications Corp.*...    418,630       14,625,885
    Cox Radio, Inc.*................    254,530        7,126,840
    Cumulus Media, Inc.*............    238,350        2,174,944
    Entercom Communications
      Corp.*........................    172,715        8,419,856
    NDS Group PLC*..................    163,420        9,968,620
    Radio One, Inc.*................    301,475        8,912,355
    Radio One, Inc. Cl-D*...........    602,950       13,302,584
    Radio Unica Corp.*..............    273,750        1,916,250
    Regent Communications, Inc.*....    775,600        6,665,313
    Spanish Broadcasting Systems,
      Inc.*.........................    434,580        8,936,051
    Wink Communications, Inc.*......     69,920        2,132,560
                                                  --------------
                                                      88,674,815
                                                  --------------
BUSINESS SERVICES -- 5.8%
    Adelphia Business Solutions,
      Inc.*.........................    349,925        8,113,886
    AnswerThink Consulting Group,
      Inc.*.........................    181,220        3,012,783
    Avenue A, Inc.*.................     93,905          827,538
    Brightpoint, Inc.*..............    427,145        3,697,474
    CIBER, Inc.*....................    363,560        4,817,170
    Eloyalty Corp.*.................    134,405        1,713,664
    Informatica Corp.*..............    250,180       20,499,123
    Iron Mountain, Inc.*............    137,980        4,527,469
    PurchasePro.com, Inc.*..........    274,915       11,271,514
    Tanning Technology Corp.*.......    137,455        2,646,009
                                                  --------------
                                                      61,126,630
                                                  --------------
CABLE TELEVISION -- 0.2%
    Classic Communications, Inc.*...    177,870        1,589,713
                                                  --------------
CAPITAL GOODS -- 0.7%
    Mettler-Toledo International,
      Inc.*.........................    177,270        7,057,562
                                                  --------------
CHEMICALS -- 0.6%
    Lyondell Chemical Co. ..........    401,320        6,722,110
                                                  --------------
COMPUTER HARDWARE -- 2.3%
    Insight Enterprises, Inc.*......    405,082       24,026,426
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 8.1%
    Brio Technology, Inc.*..........    201,360        4,266,315
    Broadbase Software, Inc.*.......    238,355        7,299,622
    Exchange Applications, Inc.*....    152,300        4,054,988
    HNC Software, Inc.*.............     51,295        3,167,466
    InterTrust Technologies
      Corp.*........................    209,940        4,316,891
    JNI Corp.*......................     19,380          612,893
    Media 100, Inc.*................    265,230        6,829,673
    net.Genesis Corp.*..............    103,625        1,871,727
    NetIQ Corp.*....................    180,985       10,791,230
    Numerical Technologies, Inc.*...     89,430        4,348,534

                                       SHARES         VALUE
                                       ------         -----
    OTG Software, Inc.*.............    146,325   $    4,179,408
    Pinnacle Systems, Inc.*.........    101,680        2,286,211
    Quest Software, Inc.*...........    138,345        7,660,853
    Razorfish, Inc.*................    408,020        6,553,821
    Scient Corp.*...................    205,645        9,074,085
    Silverstream Software, Inc.*....     99,505        5,746,414
    Software.com, Inc.*.............     19,460        2,527,368
                                                  --------------
                                                      85,587,499
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Meade Instruments Corp.*........     82,180        2,064,773
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
    Aeroflex, Inc.*.................     74,385        3,696,005
    Capstone Turbine Corp.*.........    146,900        6,619,681
    Dionex Corp.*...................    287,965        7,703,064
    Methode Electronics, Inc.
      Cl-A..........................    128,035        4,945,352
    Robotic Vision Systems, Inc.*...     89,410        1,609,380
                                                  --------------
                                                      24,573,482
                                                  --------------
ENTERTAINMENT & LEISURE -- 4.3%
    Ackerley Group, Inc.............     38,865          456,664
    Championship Auto Racing Teams,
      Inc.*.........................    209,810        5,350,155
    Park Place Entertainment
      Corp.*........................    559,480        6,818,663
    Playboy Enterprises, Inc.
      Cl-B*.........................    243,115        3,130,106
    Premier Parks, Inc.*............    296,635        6,748,446
    SFX Entertainment, Inc. Cl-A*...    301,040       13,640,874
    Station Casinos, Inc.*..........    359,755        8,993,875
                                                  --------------
                                                      45,138,783
                                                  --------------
FINANCIAL SERVICES -- 0.8%
    Investors Financial Service
      Corp..........................    219,670        8,718,153
                                                  --------------
HEALTHCARE SERVICES -- 2.2%
    Accredo Health, Inc.*...........    253,690        8,768,161
    Apria Healthcare Group, Inc.*...  1,140,510       13,971,247
                                                  --------------
                                                      22,739,408
                                                  --------------
HOTELS & MOTELS -- 0.3%
    Hospitality Properties Trust....    124,910        2,818,282
                                                  --------------
INSURANCE -- 0.5%
    StanCorp Financial Group,
      Inc. .........................    173,315        5,567,744
                                                  --------------
INTERNET SERVICES -- 13.9%
    724 Solutions, Inc.*............    133,815        5,871,133
    AppliedTheory Corp.*............    190,375        2,855,625
    AppNet Systems, Inc.*...........    354,220       12,751,920
    Ask Jeeves, Inc.*...............      7,715          139,352
    Digital Impact, Inc.*...........    149,650        2,113,806
    eSoft, Inc.*....................    110,850          775,950
    Globix Corp.*...................  1,074,060       31,483,384
    internet.com Corp.*.............    141,115        2,778,202
    IntraNet Solutions, Inc.*.......    273,350       10,489,806
    Lante Corp.*....................     82,195        1,679,860
    Liberate Technologies, Inc.*....    348,165       10,205,587
    NaviSite, Inc.*.................    273,150       11,421,084
    PSINet, Inc.*...................    178,170        4,476,521
    Rare Medium Group, Inc.*........    112,710        1,782,227
    Register.com, Inc.*.............    100,450        3,070,003

AST JANUS SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
    Retek, Inc.*....................     66,690   $    2,134,080
    Selectica, Inc.*................     81,905        5,738,469
    Tumbleweed Communications
      Corp.*........................     38,690        1,968,354
    Verio, Inc.*....................    308,115       17,095,568
    VerticalNet, Inc.*..............    415,440       15,345,315
    Vicinity Corp.*.................    103,645        2,034,033
                                                  --------------
                                                     146,210,279
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Celera Genomics Group*..........     64,590        6,039,165
    Invitrogen Corp.*...............     87,205        6,558,089
                                                  --------------
                                                      12,597,254
                                                  --------------
OIL & GAS -- 0.3%
    Core Laboratories NV*...........    119,880        3,476,520
                                                  --------------
PERSONAL SERVICES -- 0.6%
    Career Education Corp.*.........    121,725        5,903,663
                                                  --------------
PHARMACEUTICALS -- 9.9%
    Abgenix, Inc.*..................    216,180       25,911,200
    BioCryst Pharmaceuticals,
      Inc.*.........................    316,190        9,070,701
    Celgene Corp.*..................    168,570        9,924,559
    Cubist Pharmaceuticals, Inc.*...    150,580        7,416,065
    Enzon, Inc.*....................    627,560       26,671,299
    Priority Healthcare Corp.
      Cl-B*.........................    118,665        8,818,293
    Professional Detailing, Inc.*...    193,930        6,605,741
    QLT PhotoTherapeutics, Inc.*....    119,540        9,241,936
                                                  --------------
                                                     103,659,794
                                                  --------------
PRINTING & PUBLISHING -- 1.6%
    Valassis Communications,
      Inc.*.........................    448,542       17,100,664
                                                  --------------
RESTAURANTS -- 0.2%
    P.F. Chang's China Bistro,
      Inc.*.........................     60,360        1,927,748
                                                  --------------
RETAIL & MERCHANDISING -- 1.7%
    Ames Department Stores, Inc.*...    130,185        1,008,934
    Linens 'n Things, Inc.*.........    152,560        4,138,190
    pcOrder.com, Inc.*..............     68,915          534,091
    Rent-Way, Inc.*.................    172,165        5,089,628
    School Specialty, Inc.*.........    398,055        7,388,896
                                                  --------------
                                                      18,159,739
                                                  --------------
SEMICONDUCTORS -- 13.2%
    Alpha Industries, Inc.*.........    611,384       26,939,107
    ATMI, Inc.*.....................    345,660       16,073,190
    Marvell Technology Group
      Ltd.*.........................    177,685       10,128,045
    Mattson Technology, Inc.*.......    144,480        4,695,600
    Pixelworks, Inc.*...............    123,445        2,808,374
    Quicklogic Corp.*...............     81,720        1,818,270
    SDL, Inc.*......................    186,800       53,273,024
    Silicon Image, Inc.*............     39,740        1,982,033
    TriQuint Semiconductor, Inc.*...    108,590       10,390,706
    Virata Corp.*...................    184,670       11,010,949
                                                  --------------
                                                     139,119,298
                                                  --------------
TELECOMMUNICATIONS -- 11.0%
    Accelerated Networks, Inc.*.....     34,185        1,442,180
    Adaptive Broadband Corp.*.......    179,370        6,591,848

                                       SHARES         VALUE
                                       ------         -----
    Alamosa PCS Holdings, Inc.*.....    125,455   $    2,618,873
    Avanex Corp.*...................     12,610        1,204,255
    Caprock Communications Corp.*...    425,495        8,297,153
    Centillium Commuications,
      Inc.*.........................     50,765        3,502,785
    CTC Communications Group,
      Inc.*.........................    256,372        9,229,392
    i3 Mobile, Inc.*................     93,365        1,715,582
    IDT Corp.*......................    156,600        5,314,613
    Interwave Communications
      International Ltd.*...........     74,880        1,048,320
    Natural MicroSystems Corp.*.....    161,960       18,210,377
    Net2000 Communications, Inc.*...    159,240        2,607,555
    Netro Corp.*....................     53,205        3,052,637
    New Focus, Inc.*................     48,550        3,987,169
    NorthEast Optic Network,
      Inc.*.........................    255,630       15,753,198
    Pac-West Telecomm, Inc.*........    259,450        5,189,000
    Price Communications Corp.*.....     88,300        2,080,569
    Research in Motion Ltd.*........     51,775        2,342,819
    SBA Communications Corp.*.......     25,505        1,324,666
    Terayon Communication Systems,
      Inc.*.........................     50,585        3,249,296
    Viatel, Inc.*...................    344,135        9,829,355
    WinStar Communications, Inc.*...    204,270        6,919,646
                                                  --------------
                                                     115,511,288
                                                  --------------
UTILITIES -- 0.8%
    Avista Corp.....................    464,955        8,107,653
                                                  --------------
TOTAL COMMON STOCK
  (Cost $788,701,958)...............                 997,333,664
                                                  --------------
                                         PAR
                                        (000)
                                        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.3%
    Federal Home Loan Bank
      6.26%, 09/27/00...............  $  25,000       24,613,097
      6.43%, 08/15/00...............     10,000        9,919,625
                                                  --------------
    (Cost $34,537,069)..............                  34,532,722
                                                  --------------
                                       SHARES
                                       ------
FOREIGN STOCK -- 2.0%
AUTOMOBILE MANUFACTURERS - 0.0%
    Ducati Motor Holding SPA --
      (ITL)*........................    187,726          524,560
                                                  --------------
ENTERTAINMENT & LEISURE -- 0.6%
    Corporacion Interamericana de
      Entretenimento -- (MXP)*......  1,476,200        5,878,891
                                                  --------------
TELECOMMUNICATIONS -- 1.4%
    Cogeco Cable, Inc. -- (CAD).....    322,013        7,823,920
    Moffat Communications Ltd. --
      (CAD).........................    370,130        6,744,761
                                                  --------------
                                                      14,568,681
                                                  --------------
TOTAL FOREIGN STOCK
  (Cost $15,152,148)................                  20,972,132
                                                  --------------

AST JANUS SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)         VALUE
                                        -----         -----
CORPORATE OBLIGATIONS -- 0.3%
INTERNET SERVICES -- 0.2%
    Globix Corp.
      12.50%, 02/01/10..............  $     877   $      723,525
    Verio, Inc.
      11.25%, 12/01/08..............      1,430        1,612,325
                                                  --------------
                                                       2,335,850
                                                  --------------
TELECOMMUNICATIONS -- 0.1%
    Radio One, Inc. Cl-B
      12.00%, 05/15/04..............      1,174        1,273,790
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,653,142).................                   3,609,640
                                                  --------------
COMMERCIAL PAPER -- 0.9%
    CIT Group Holdings, Inc.
      6.84%, 07/03/00
    (Cost $9,596,352)...............      9,600        9,596,352
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund..........................     38,497   $       38,497
    Temporary Investment Fund.......     38,496           38,496
                                                  --------------
    (Cost $76,993)..................                      76,993
                                                  --------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $851,717,662)...............               1,066,121,503
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3%)..................                 (13,958,858)
                                                  --------------
NET ASSETS -- 100.0%................              $1,052,162,645
                                                  ==============

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 91.7%
AUSTRALIA -- 1.6%
    News Corp. Ltd. [ADR].............    132,500   $  7,221,250
                                                    ------------
BRAZIL -- 1.3%
    Petroleo Brasileiro SA*...........    189,725      5,731,876
                                                    ------------
CANADA -- 3.9%
    Celestica, Inc. NY Reg.*..........    107,954      5,357,217
    Nortel Networks Corp. NY Reg.*....    182,900     12,482,925
                                                    ------------
                                                      17,840,142
                                                    ------------
DENMARK -- 2.9%
    Den Danske Bank...................      6,600        797,209
    ISS AS............................     44,400      3,394,692
    Novo-Nordisk AS Cl-B..............     38,445      6,570,402
    Tele Danmark AS...................     32,740      2,212,915
                                                    ------------
                                                      12,975,218
                                                    ------------
FINLAND -- 3.5%
    Nokia Corp. Cl-A [ADR]............    176,000      8,789,000
    Sonera Group Oyj..................    127,806      5,850,016
    Tieto Corp. Cl-B..................     35,900      1,202,746
                                                    ------------
                                                      15,841,762
                                                    ------------
FRANCE -- 13.2%
    Alcatel Corp......................    126,608      8,337,777
    Altran Technologies SA............     12,515      2,460,532
    Aventis SA........................     51,700      3,788,789
    AXA SA............................     42,775      6,765,601
    Business Objects SA*..............     22,800      2,009,250
    Pinault-Printemps Redoute SA......     21,800      4,862,788
    Sagem SA..........................      2,100      2,472,009
    Societe Generale..................     65,976      3,984,363
    Societe Television Francaise......     69,100      4,835,410
    STMicroelectronics NV NY Reg. ....    115,500      7,413,656
    Suez Lyonnaise des Eaux...........     40,000      7,036,043
    Total Fina SA Cl-B*...............     14,900      2,293,846
    Vivendi...........................     39,130      3,467,761
                                                    ------------
                                                      59,727,825
                                                    ------------
GERMANY -- 3.9%
    Intershop Communications AG.......      8,966      4,116,865
    Marschollek, Lautenschlaeger Und
      Partner AG......................      7,179      3,014,189
    SAP AG [ADR]......................     22,000      1,032,625
    Schering AG.......................     24,400      1,334,375
    Siemens AG........................     53,820      8,089,510
                                                    ------------
                                                      17,587,564
                                                    ------------
HONG KONG -- 3.6%
    Cheung Kong Holdings Ltd. ........    142,000      1,571,193
    China Telecom Ltd. ...............    805,000      7,099,877
    China Unicom Ltd. ................     67,000        142,251
    China Unicom Ltd. [ADR]*..........     54,400      1,156,000
    Citic Pacific Ltd. ...............    320,000      1,674,913
    Hutchison Whampoa Ltd. ...........    382,000      4,802,547
                                                    ------------
                                                      16,446,781
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
ISRAEL -- 1.2%
    Check Point Software Technologies
      Ltd.*...........................     26,100   $  5,526,675
                                                    ------------
ITALY -- 4.6%
    Alleanza Assicurazioni............    234,900      3,141,157
    Banco Intesa SPA..................  1,112,722      5,002,555
    Mediaset SPA......................    177,942      2,729,172
    Mediolanum SPA....................    191,920      3,134,890
    Mondadori, (Arnoldo) Editore
      SPA.............................    147,800      3,386,139
    Telecom Italia SPA................    235,620      3,252,423
                                                    ------------
                                                      20,646,336
                                                    ------------
JAPAN -- 14.8%
    Canon, Inc. ......................    112,000      5,589,334
    Fuji Television Network, Inc. ....        121      1,898,461
    Hitachi Ltd. .....................    422,000      6,102,559
    Hoya Corp. .......................     35,000      3,142,677
    Japan Telecom Co. Ltd. ...........         59      2,565,181
    Kao Corp. ........................     64,000      1,959,896
    Keyence Corp. ....................      3,100      1,025,505
    Kyocera Corp. ....................     27,900      4,743,987
    Nomura Securities Co. Ltd. .......    150,000      3,679,059
    NTT Mobile Communication Network,
      Inc. ...........................         84      2,278,606
    Orix Corp. .......................     18,800      2,780,868
    Pioneer Corp. ....................     53,000      2,068,874
    Sharp Corp. ......................    263,000      4,660,850
    SoftBank Corp. ...................      5,400        734,961
    Sony Corp. .......................     31,800      2,975,572
    Takeda Chemical Industries
      Ltd. ...........................     34,000      2,236,641
    Tokyo Electron Ltd. ..............     35,000      4,803,334
    Toshiba Corp. ....................    579,000      6,550,597
    Toyota Motor Corp. ...............     50,000      2,282,576
    Tyco International Ltd. ..........    119,800      5,675,525
                                                    ------------
                                                      67,755,063
                                                    ------------
KOREA -- 2.7%
    Hyundai Motor Co. Ltd.  ..........     96,320      1,235,328
    Samsung Electronics Co. ..........     27,670      9,157,254
    SK Telecom Co. Ltd. ..............      5,100      1,669,524
                                                    ------------
                                                      12,062,106
                                                    ------------
MEXICO -- 1.4%
    Grupo Televisa SA [GDR]...........     22,734      1,567,225
    Telefonos de Mexico SA Cl-L
      [ADR]...........................     81,828      4,674,425
                                                    ------------
                                                       6,241,650
                                                    ------------
NETHERLANDS -- 5.8%
    ASM Lithography Holding NV NY
      Reg. ...........................     26,500      1,169,313
    Getronics NV......................    162,300      2,512,601
    ING Groep NV......................     53,942      3,660,941
    Koninklijke (Royal) Philips
      Electronics NV NY Reg. .........    193,200      9,176,999
    Royal Dutch Petroleum Co. ........     40,600      2,499,438

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    United Pan-Europe Communications
      NV..............................     43,301   $  1,136,900
    VNU NV............................    122,070      6,330,509
                                                    ------------
                                                      26,486,701
                                                    ------------
PORTUGAL -- 0.5%
    Telecel-Comunicacoes Pessoais
      SA..............................    139,974      2,133,423
                                                    ------------
SPAIN -- 1.7%
    Banco Popular Espanol SA..........     10,300        319,900
    Sogecable SA......................     39,808      1,420,297
    Telefonica SA*....................    281,195      6,064,885
                                                    ------------
                                                       7,805,082
                                                    ------------
SWEDEN -- 5.5%
    Assa Abloy AB Cl-B................    179,864      3,629,796
    Atlas Copco AB....................     24,460        474,100
    Atlas Copco AB Cl-B...............     32,900        618,934
    Ericsson, (L.M.) Telephone Co.
      [ADR]...........................    369,600      7,392,001
    Modern Times Group AB Cl-B........     41,129      1,969,528
    Netcom AB Cl-B....................     39,129      2,904,320
    Nordbanken Holding Co. AB.........    437,056      3,313,779
    Securitas AB Cl-B.................    209,745      4,471,961
                                                    ------------
                                                      24,774,419
                                                    ------------
SWITZERLAND -- 6.6%
    ABB AG............................     56,290      6,759,009
    Adecco SA.........................      3,891      3,316,540
    Credit Suisse Group...............     33,440      6,673,317
    Julius Baer Holdings AG Cl-B......      1,027      4,073,718
    Novartis AG.......................      3,856      6,127,598
    Swatch Group AG...................      2,479      3,161,885
                                                    ------------
                                                      30,112,067
                                                    ------------
UNITED KINGDOM -- 13.0%
    Amvescap PLC......................    328,600      5,273,120
    Barclays PLC......................     46,800      1,164,066
    Cable & Wireless PLC..............    304,532      5,158,903
    Capita Group PLC..................     90,800      2,222,748
    Centrica PLC......................  1,175,861      3,925,174
    CMG PLC...........................    161,000      2,281,372
    Colt Telecom Group PLC............     59,574      1,984,147
    Compass Group PLC.................    153,300      2,020,251
    Diageo PLC........................    299,143      2,685,517
    Energis PLC.......................     66,454      2,492,968
    Hays PLC..........................    332,700      1,856,028
    Logica PLC........................     77,200      1,827,883
    Misys PLC.........................    277,100      2,340,804
    Pearson PLC.......................     93,600      2,975,702
    SEMA Group PLC....................    144,381      2,054,623
    Telewest Communications PLC.......    420,700      1,452,117
    Vodafone AirTouch PLC.............  3,302,900     13,350,605
    WPP Group PLC.....................    256,800      3,751,601
                                                    ------------
                                                      58,817,629
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $389,677,972).................               415,733,569
                                                    ------------
                                           PAR
                                          (000)        VALUE
                                          -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.5%
    Federal Home Loan Bank
      6.23%, 07/03/00
    (Cost $29,289,859)................  $  29,300   $ 29,289,859
                                                    ------------
                                         SHARES
                                         ------
U.S. STOCK -- 2.2%
COMPUTER SERVICES & SOFTWARE -- 0.7%
    Comverse Technology, Inc. ........     33,500      3,115,500
                                                    ------------
SEMICONDUCTORS -- 0.9%
    JDS Uniphase Corp. ...............     36,100      4,327,488
                                                    ------------
TELECOMMUNICATIONS -- 0.6%
    Amdocs Ltd. ......................     35,400      2,716,950
                                                    ------------
TOTAL U.S. STOCK
  (Cost $9,303,208)...................                10,159,938
                                                    ------------
TOTAL INVESTMENTS -- 100.4% (Cost
  $428,271,039).......................               455,183,366
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%)....................                (1,899,015)
                                                    ------------
NET ASSETS -- 100.0%..................              $453,284,351
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 2000:

                                             IN                      UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE    CONTRACTS    APPRECIATION/
  MONTH      TYPE         TO RECEIVE        FOR        AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------
07/00        Buy    CHF        742,895   $  452,130   $  457,017      $  4,887
07/00        Buy    EUR      1,763,231    1,669,686    1,690,587        20,901
07/00        Buy    JPY    201,695,471    1,919,954    1,907,225       (12,729)
                                         ----------   ----------      --------
                                         $4,041,770   $4,054,829      $ 13,059
                                         ==========   ==========      ========

                                             IN                        UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
  MONTH      TYPE         TO DELIVER         FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/00        Sell   EUR        799,255   $   759,999   $   766,792      $(6,793)
07/00        Sell   GBP        132,117       198,884       200,020       (1,136)
07/00        Sell   JPY  1,150,678,000    10,968,642    10,927,409       41,233
                                         -----------   -----------      -------
                                         $11,927,525   $11,894,221      $33,304
                                         ===========   ===========      =======

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
--------------------------------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2000. Percentages are based on net assets.

INDUSTRY
--------
Advertising.........................................   0.8%
Aerospace...........................................   0.5%
Automobile Manufacturers............................   0.8%
Beverages...........................................   0.6%
Broadcasting........................................   8.1%
Business Services...................................   7.6%
Computer Hardware...................................   3.9%
Computer Services & Software........................   2.0%
Consumer Products & Services........................   1.7%
Electronic Components & Equipment...................  11.4%
Financial -- Bank & Trust...........................   6.4%
Financial Services..................................   3.3%
Food................................................   0.4%
Healthcare Services.................................   0.7%
Industrial Products.................................   1.8%
Insurance...........................................   2.9%
Machinery & Equipment...............................   0.2%
Metals & Mining.....................................   0.8%
Office Equipment....................................   1.2%
Oil & Gas...........................................   3.2%
Pharmaceuticals.....................................   4.4%
Real Estate.........................................   0.3%
Retail & Merchandising..............................   1.8%
Semiconductors......................................   2.7%
Telecommunications..................................  22.6%
Utilities...........................................   1.6%
                                                      -----
Total...............................................  91.7%
                                                      =====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
FOREIGN BONDS -- 50.5%
AUSTRALIA -- 0.4%
    Publishing and Broadcasting
      Finance Ltd.
      6.25%, 11/01/06.................       600    $    569,776
                                                    ------------
CANADA -- 1.6%
    Canadian Government
      5.50%, 06/01/09.................     2,570       1,692,034
    Province of Ontario
      1.875%, 01/25/10................    50,000         474,166
                                                    ------------
                                                       2,166,200
                                                    ------------
DENMARK -- 2.9%
    Kingdom of Denmark
      6.00%, 11/15/02.................    20,000       2,578,722
      8.00%, 03/15/06.................    10,000       1,422,486
                                                    ------------
                                                       4,001,208
                                                    ------------
EUROPEAN CURRENCY UNIT -- 3.2%
    American Standard Co., Inc.
      7.125%, 06/01/06................       340         320,054
    Carrier 1
      13.25%, 02/15/09................       120         117,906
    Dura Operating Corp.
      9.00%, 05/01/09.................       131         121,808
    Flextronics International Ltd.
      144A
      9.75%, 07/01/10.................       375         368,458
    Hermes Europe Railtel
      10.375%, 01/15/06...............       320         250,000
    Huntsman ICI Chemicals
      10.125%, 07/01/09...............       280         277,799
    IFCO Systems NV 144A
      10.625%, 03/15/10...............       219         219,378
    Level 3 Communications 144A
      11.25%, 03/15/10................       211         193,160
    Lloyds TSB Bank PLC
      5.625%, 07/15/49................       600         519,076
    Metromedia Fiber Network
      10.00%, 12/15/09................       176         161,972
    Orange PLC
      7.625%, 08/01/08................       320         319,018
    Public Power Corp.
      4.50%, 03/12/09.................       700         585,928
    Slovenian Government
      5.375%, 05/27/05................       300         280,459
    Standard Chartered Bank
      5.375%, 05/06/09................       700         609,782
                                                    ------------
                                                       4,344,798
                                                    ------------
FRANCE -- 9.0%
    French Government
      4.00%, 04/25/09.................     1,145         993,314
      5.50%, 04/25/29.................     1,340       1,278,087

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
    French Treasury Bill
      4.50%, 07/12/02.................     9,642    $  9,153,060
    SunAmerica Institutional Funding
      5.25%, 05/20/09.................     5,500         758,956
                                                    ------------
                                                      12,183,417
                                                    ------------
GERMANY -- 8.8%
    Bank Nederlandse Gemeenten
      6.25%, 08/10/00.................     1,000         490,952
      5.25%, 10/01/01.................     2,100       1,029,404
    Colt Telecom Group PLC
      8.875%, 11/30/07................       470         229,204
    German Government
      4.50%, 05/17/02.................         7       6,436,432
      4.75%, 07/04/28.................     1,120         959,279
    KFW International Finance, Inc.
      6.75%, 06/20/05.................     2,301       2,323,641
    Minnesota Mining & Manufacturing
      Co.
      5.00%, 10/15/01.................       900         439,320
                                                    ------------
                                                      11,908,232
                                                    ------------
GREECE -- 1.8%
    Greek Government
      6.50%, 01/11/14.................   850,000       2,478,778
                                                    ------------
ITALY -- 4.6%
    Italian Government
      9.00%, 10/01/03.................     5,565       5,910,426
      7.25%, 11/01/26.................       328         368,401
                                                    ------------
                                                       6,278,827
                                                    ------------
JAPAN -- 6.6%
    Central Bank of Tunisia
      4.95%, 09/27/11.................    65,000         698,832
    Japanese Government
      0.90%, 12/22/08.................   400,000       3,541,726
      1.80%, 06/21/10.................    80,000         762,016
      2.40%, 03/20/20.................    50,000         493,835
    Korea Development Bank
      2.56%, 06/26/01.................   100,000         956,717
      1.875%, 02/13/02................    60,000         571,026
    Republic of Austria
      4.50%, 09/28/05.................   170,000       1,881,221
                                                    ------------
                                                       8,905,373
                                                    ------------
KOREA -- 0.5%
    Korea Industrial Leasing
      2.20%, 08/07/02.................    70,000         668,232
                                                    ------------
MEXICO -- 0.2%
    United Mexican States
      3.85%, 12/31/19.................    35,000         320,884
                                                    ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
NETHERLANDS -- 2.9%
    Netherlands Government
      5.75%, 01/15/04.................     2,541    $  2,485,908
    Tecnost International NV
      5.375%, 07/30/04................     1,300       1,189,652
    United Pan-Europe Communications
      10.875%, 08/01/09...............       400         335,506
                                                    ------------
                                                       4,011,066
                                                    ------------
PORTUGAL -- 0.4%
    European Investment Bank
      5.25%, 03/23/02.................   100,000         480,844
                                                    ------------
RUSSIA -- 0.4%
    Russia Ofz
      30.00%, 07/14/00-09/25/00
        [VR]++........................     5,103          99,109
      58.75%, 12/15/01 [ZCB]++........     1,457          25,598
    Russian Federation
      11.75%, 06/10/03................       400         371,760
                                                    ------------
                                                         496,467
                                                    ------------
SOUTH AFRICA -- 1.5%
    Republic of South Africa
      13.00%, 08/31/10................    15,000       2,071,664
                                                    ------------
SPAIN -- 0.5%
    Spanish Government
      6.00%, 01/31/29.................       662         655,361
                                                    ------------
SWEDEN -- 0.6%
    Swedish Government
      5.00%, 01/28/09.................     7,400         827,294
                                                    ------------
UNITED KINGDOM -- 4.6%
    Abbey National Treasury
      5.25%, 01/21/04.................       780       1,130,294
    Alliance & Leicester BLD
      8.75%, 12/07/06.................     1,300       2,119,697
    Doncasters PLC
      8.125%, 05/01/09................       200         286,413
    Energis PLC
      9.50%, 06/15/09.................       100         150,776
    Gallaher Group PLC
      5.875%, 08/06/08................       500         226,983
    LCR Finance PLC 144A
      4.75%, 12/31/10.................       540         737,999
    NTL, Inc. [STEP]
      10.75%, 04/01/08................       340         316,554
    TDL Infomedia Group Ltd.
      10.125%, 10/15/09...............       145         221,160
    Telewest Communications PLC [STEP]
      9.256%, 04/15/09................       263         205,049
    United Kingdom Gilt
      6.00%, 12/07/28.................       260         488,629
      4.25%, 06/07/32.................       250         372,303
                                                    ------------
                                                       6,255,857
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $73,893,755)..................                68,624,278
                                                    ------------


                                          PAR
                                         (000)        VALUE
                                         -----        -----
                                        ---------      -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.5%
    Federal National Mortgage Assoc.
      5.75%, 04/15/03-06/15/05........  $  3,500   $  3,364,820
      6.00%, 05/15/08.................     1,300      1,226,095
      6.875%, 06/07/02................       990      1,510,366
      7.00%, 06/01/15.................     4,000      3,922,111
      7.00%, 07/01/30 [TBA]...........     5,200      5,021,250
                                                   ------------
                                                     15,044,642
                                                   ------------
    Government National Mortgage
      Assoc.
      7.50%, 09/15/29.................     5,199      5,158,860
      8.00%, 06/15/30.................     5,000      5,051,563
                                                   ------------
                                                     10,210,423
                                                   ------------
    (Cost $25,048,122)................               25,255,065
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 12.1%
    U.S. Treasury Bonds
      6.375%, 08/15/27................     3,620      3,722,591
                                                   ------------
    U.S. Treasury Notes
      6.00%, 08/15/09.................     6,000      5,952,252
      7.25%, 05/15/16.................     6,180      6,799,916
                                                   ------------
                                                     12,752,168
                                                   ------------
    (Cost $16,114,822)................               16,474,759
                                                   ------------
CERTIFICATES OF DEPOSIT -- 7.3%
    Chase Manhattan Bank
      6.75%, 07/06/00
    (Cost $10,012,882)................    10,013     10,012,882
                                                   ------------
CORPORATE OBLIGATIONS -- 3.3%
ENTERTAINMENT & LEISURE -- 0.7%
    Comcast Cable Communications
      8.125%, 05/01/04................     1,000      1,013,460
                                                   ------------
FINANCIAL SERVICES -- 1.9%
    Ford Motor Credit Corp.
      5.75%, 02/23/04.................     1,300      1,225,900
    Heller Financial, Inc.
      7.875%, 05/15/03................     1,300      1,298,678
                                                   ------------
                                                      2,524,578
                                                   ------------
TELECOMMUNICATIONS -- 0.7%
    SBC Communications Capital Corp.
      5.875%, 06/01/03................     1,000        962,253
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $4,466,690)...................                4,500,291
                                                   ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------


                                          PAR
                                         (000)        VALUE
                                         -----        -----
SOVEREIGN ISSUES -- 4.0%
BULGARIA -- 0.8%
    National Republic of Bulgaria
      6.50%, 07/28/11 [BRB, FRN]......  $    355   $    281,781
      2.50%, 07/28/12.................     1,020        752,250
                                                   ------------
                                                      1,034,031
                                                   ------------
MEXICO -- 1.2%
    United Mexican States
      11.50%, 05/15/26................     1,121      1,351,870
    United Mexican States Cl-W-A [BRB]
      6.25%, 12/31/19.................       250        206,525
    United Mexican States Cl-W-B [BRB]
      6.25%, 12/31/19.................       250        207,813
                                                   ------------
                                                      1,766,208
                                                   ------------
POLAND -- 1.3%
    Government of Poland [BRB, STEP]
      3.50%, 10/27/24.................     1,750      1,054,375
    Government of Poland PDI [BRB]
      6.00%, 10/27/14.................       125        112,109
      6.00%, 10/27/14.................       600        538,125
                                                   ------------
                                                      1,704,609
                                                   ------------
REPUBLIC OF SLOVENIA -- 0.3%
    Republic of Turkey
      11.875%, 01/15/30...............       400        419,760
RUSSIA -- 0.4%
    Russia -- IAN [FRN]
      5.969%, 12/15/15................     1,038        321,780
    Russia Principal Loans [FRN]
      2.984%, 12/15/20................       810        249,075
                                                   ------------
                                                        570,855
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (Cost $5,911,624)...................                5,495,463
                                                   ------------
FOREIGN STOCK -- 0.0%
MEXICO -- 0.0%
    Mexican Value Recovery Rights*....   233,000   $          0
                                                   ------------
NIGERIA -- 0.0%
    Central Bank of Nigeria
      Warrants*.......................       250              0
                                                   ------------


                                         SHARES       VALUE
                                         ------       -----
                                         -----        -----
VENEZUELA -- 0.0%
    Republic of Venezuela Warrants*...     1,250   $          0
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $0)...........................                        0
                                                   ------------
TOTAL INVESTMENTS -- 95.7%
  (Cost $135,447,895).................              130,362,738
OTHER ASSETS LESS
  LIABILITIES -- 4.3%.................                5,909,107
                                                   ------------
NET ASSETS -- 100.0%..................             $136,271,845
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 2000:

                                           IN                        UNREALIZED
SETTLEMENT                CONTRACTS     EXCHANGE      CONTRACTS    APPRECIATION/
  MONTH      TYPE        TO RECEIVE        FOR        AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------
07/00        Buy    CAD   3,566,059    $ 2,403,005   $ 2,407,222      $  4,217
09/00        Buy    EUR   6,564,980      6,249,205     6,324,582        75,377
07/00        Buy    GBP   4,939,408      7,439,112     7,479,419        40,307
07/00        Buy    JPY  560,692,406     5,350,118     5,314,794       (35,324)
                                       -----------   -----------      --------
                                       $21,441,440   $21,526,017      $ 84,577
                                       ===========   ===========      ========

                                                     IN
SETTLEMENT               CONTRACTS                EXCHANGE      UNREALIZED
  MONTH      TYPE        TO RECEIVE                 FOR        APPRECIATION
----------------------------------------------------------------------------
09/00        Buy    DKK  10,458,348     SEK      11,500,000      $ 28,537
07/00        Buy    EUR  2,455,258      GBP       1,484,915       107,688
07/00        Buy    EUR  2,412,758      ZAR      15,389,777        48,757
                                                                 --------
                                                                 $184,982
                                                                 ========

                                           IN                        UNREALIZED
SETTLEMENT                CONTRACTS     EXCHANGE      CONTRACTS    APPRECIATION/
  MONTH      TYPE        TO DELIVER        FOR        AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------
07/00        Sell   CAD    2,251,600   $ 1,710,498   $ 1,702,173      $  8,325
07/00        Sell   DKK   10,135,710     1,300,000     1,303,469        (3,469)
09/00        Sell   EUR    7,737,456     7,455,580     7,454,124         1,456
07/00        Sell   GBP    4,285,490     6,437,578     6,489,235       (51,657)
07/00        Sell   JPY  316,905,000     3,000,000     3,003,937        (3,937)
                                       -----------   -----------      --------
                                       $19,903,656   $19,952,938      $(49,282)
                                       ===========   ===========      ========

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++ Illiquid security. At the end of the period, these securities amounted to less than 0.1% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.1% of net assets.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 91.6%
BROADCASTING -- 3.9%
    Emmis Communications Corp.
      Cl-A*..........................     249,600   $ 10,327,200
    Entercom Communications Corp.*...      91,100      4,441,125
    USA Networks, Inc.*..............     186,700      4,037,388
    Westwood One, Inc.*..............     314,200     10,722,075
                                                    ------------
                                                      29,527,788
                                                    ------------
BUILDING MATERIALS -- 0.3%
    Fastenal Co......................      51,100      2,586,938
                                                    ------------
BUSINESS SERVICES -- 3.5%
    CSG Systems International,
      Inc.*..........................     200,700     11,251,743
    Micromuse, Inc.*.................      48,900      8,092,186
    PurchasePro.com, Inc.*...........      64,900      2,660,900
    Safeguard Scientifics, Inc.*.....     143,900      4,613,794
                                                    ------------
                                                      26,618,623
                                                    ------------
CLOTHING & APPAREL -- 0.8%
    Limited, Inc. ...................     270,300      5,845,238
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 11.6%
    Adobe Systems, Inc...............      54,500      7,085,000
    BEA Systems, Inc.*...............     220,300     10,891,080
    Fiserv, Inc.*....................     185,100      8,005,575
    Intuit, Inc.*....................     247,600     10,244,450
    Network Appliance, Inc.*.........      76,800      6,182,400
    Peregrine Systems, Inc.*.........     284,500      9,868,594
    Phone.com, Inc.*.................     100,100      6,519,013
    Precise Software Solutions*......         900         21,600
    Rational Software Corp.*.........     173,400     16,115,362
    RealNetworks, Inc.*..............      86,400      4,368,600
    Redback Networks, Inc.*..........      57,400     10,217,200
    Storage Networks, Inc.*..........       1,200        108,300
                                                    ------------
                                                      89,627,174
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.8%
    Estee Lauder Companies, Inc.
      Cl-A...........................     126,000      6,229,125
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 11.8%
    Comverse Technology, Inc.*.......     126,000     11,718,000
    Flextronics International
      Ltd.*..........................     158,000     10,852,625
    Gemstar International Group
      Ltd.*..........................     186,000     11,430,281
    Intersil Holding Corp.*..........     137,400      7,428,188
    Jabil Circuit*...................     158,800      7,880,450
    KLA-Tencor Corp.*................     172,300     10,090,319
    Metromedia Fiber Network, Inc.
      Cl-A*..........................     171,200      6,794,500
    Rambus, Inc.*....................      23,600      2,430,800
    Sanmina Corp.*...................     193,400     16,535,699
    Tektronix, Inc...................      61,700      4,488,675
    Vishay Intertechnology, Inc.*....      39,200      1,487,150
                                                    ------------
                                                      91,136,687
                                                    ------------
ENERGY SERVICES -- 0.5%
    Dynegy, Inc......................      51,100      3,490,769
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.0%
    Harley-Davidson, Inc.............     194,800      7,499,800
                                                    ------------
EQUIPMENT SERVICES -- 1.0%
    Millipore Corp. .................      96,800      7,296,300
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL SERVICES -- 3.5%
    Capital One Financial Corp. .....     130,200   $  5,810,175
    Concord EFS, Inc.*...............     421,900     10,969,400
    Lehman Brothers Holdings,
      Inc. ..........................      47,900      4,529,544
    Providian Financial Corp.........      58,200      5,238,000
                                                    ------------
                                                      26,547,119
                                                    ------------
FOOD -- 1.2%
    Quaker Oats Co. .................      28,700      2,156,088
    Starbucks Corp.*.................     177,400      6,774,462
                                                    ------------
                                                       8,930,550
                                                    ------------
HEALTHCARE SERVICES -- 0.9%
    Health Management Associates,
      Inc. Cl-A*.....................     502,800      6,567,825
                                                    ------------
INTERNET SERVICES -- 7.7%
    Art Technology Group, Inc.*......      76,700      7,741,906
    BroadVision, Inc.*...............      88,700      4,507,069
    Clarent Corp.*...................      50,800      3,632,200
    Digex, Inc.*.....................      70,000      4,755,625
    eSPEED, Inc.*....................      57,400      2,493,313
    Portal Software, Inc.*...........     283,100     18,083,012
    VeriSign, Inc.*..................      49,400      8,719,100
    Vignette Corp.*..................     166,300      8,650,198
                                                    ------------
                                                      58,582,423
                                                    ------------
MACHINERY & EQUIPMENT -- 1.6%
    Cooper Cameron Corp.*............     133,000      8,778,000
    Weatherford International,
      Inc.*..........................      83,400      3,320,363
                                                    ------------
                                                      12,098,363
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.6%
    Forest Laboratories, Inc.*.......     111,300     11,241,300
    MiniMed, Inc.*...................      71,400      8,425,200
    PE Corp.-PE Biosystems Group.....     115,800      7,628,325
                                                    ------------
                                                      27,294,825
                                                    ------------
OIL & GAS -- 2.9%
    Coastal Corp.....................      94,300      5,740,513
    Rowan Companies, Inc.*...........     365,600     11,105,100
    Union Pacific Resources Group,
      Inc. ..........................     255,400      5,618,800
                                                    ------------
                                                      22,464,413
                                                    ------------
PHARMACEUTICALS -- 10.8%
    Abgenix, Inc.*...................      15,200      1,821,863
    ALZA Corp.*......................      37,500      2,217,188
    Human Genome Sciences, Inc.*.....      37,800      5,041,575
    IDEC Pharmaceutical Corp.*.......      51,500      6,041,594
    King Pharmaceuticals, Inc.*......      91,300      4,005,788
    MedImmune, Inc.*.................     284,600     21,060,399
    Millennium Pharmaceuticals,
      Inc.*..........................     115,900     12,966,312
    QLT PhotoTherapeutics, Inc.*.....      89,500      6,919,469
    Sepracor, Inc.*..................      86,300     10,409,937
    Waters Corp.*....................     101,600     12,680,949
                                                    ------------
                                                      83,165,074
                                                    ------------

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
RETAIL & MERCHANDISING -- 2.5%
    Best Buy Co., Inc.*..............     111,200   $  7,033,400
    Dollar Tree Stores, Inc.*........     114,100      4,514,081
    Tiffany & Co.....................     106,900      7,215,750
                                                    ------------
                                                      18,763,231
                                                    ------------
SEMICONDUCTORS -- 10.5%
    Altera Corp.*....................      56,500      5,759,469
    Applied Micro Circuits Corp.*....     113,400     11,198,249
    Atmel Corp.*.....................     344,500     12,703,437
    Conexant Systems, Inc.*..........     209,700     10,196,663
    E-Tek Dynamics, Inc.*............      25,800      6,806,363
    Globespan, Inc.*.................      70,600      8,618,716
    Integrated Device Technology,
      Inc.*..........................     122,000      7,304,750
    National Semiconductor Corp.*....      91,100      5,169,925
    QLogic Corp.*....................     104,500      6,903,531
    Vitesse Semiconductor Corp.*.....      88,200      6,488,213
                                                    ------------
                                                      81,149,316
                                                    ------------
TELECOMMUNICATIONS -- 9.2%
    Amdocs Ltd.*.....................     128,500      9,862,375
    American Tower Corp. Cl-A*.......     140,800      5,869,600
    Efficient Networks, Inc.*........     106,200      7,812,338
    Exfo Electro-Optical Engineering,
      Inc.*..........................         700         30,713
    Intermedia Communications,
      Inc.*..........................     182,100      5,417,475
    McLeodUSA, Inc. Cl-A*............     161,900      3,349,306
    Next Level Communications,
      Inc.*..........................      28,000      2,401,000
    NTL, Inc.*.......................      95,250      5,703,094
    Univision Communications,
      Inc.*..........................     162,200     16,787,699
    Voicestream Wireless Corp.*......      53,800      6,256,772
    WinStar Communications, Inc.*....     213,000      7,215,375
                                                    ------------
                                                      70,705,747
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
UTILITIES -- 2.0%
    Calpine Corp.*...................     230,600   $ 15,161,950
                                                    ------------
TOTAL COMMON STOCK
  (Cost $586,382,933)................                701,289,278
                                                    ------------
                                          PAR
                                         (000)
                                         -----
COMMERCIAL PAPER -- 6.5%
    American Express Credit Corp.
      6.72%, 07/06/00................  $   25,000     24,976,667
    Ford Motor Credit Corp.
      6.77%, 07/05/00................      25,000     24,981,194
                                                    ------------
    (Cost $49,957,861)...............                 49,957,861
                                                    ------------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash
      Fund ..........................   5,990,503      5,990,503
    Temporary Investment Fund .......   5,990,502      5,990,502
                                                    ------------
    (Cost $11,981,005)...............                 11,981,005
                                                    ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $648,321,799)................                763,228,144
OTHER ASSETS LESS
  LIABILITIES -- 0.3%................                  2,218,398
                                                    ------------
NET ASSETS -- 100.0%.................               $765,446,542
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 90.7%
AUSTRALIA -- 1.1%
    Aristocrat Leisure Ltd. ........     292,161   $    991,120
    ERG Ltd.........................     211,085      1,643,813
    Sausage Software Ltd.*..........      36,925         56,047
    Solutions Ltd.*.................     219,000      1,212,357
                                                   ------------
                                                      3,903,337
                                                   ------------
AUSTRIA -- 0.1%
    DO & CO Restaurants & Catering..       4,869        191,315
                                                   ------------
BELGIUM -- 0.6%
    Custom Silicon Configuration
      Services*.....................       7,000        108,301
    G.B.I. Group SA.................      11,800        435,374
    Ubizen*.........................      44,000      1,560,583
                                                   ------------
                                                      2,104,258
                                                   ------------
CANADA -- 5.6%
    Agrium, Inc.*...................     232,550      1,993,281
    Canadian Hunter Exploration
      Ltd.*.........................     118,725      2,520,063
    Crestar Energy, Inc.*...........      72,700      1,106,444
    Ensign Resource Service Group,
      Inc. .........................      55,125      1,815,586
    Genesis Exploration Ltd.*.......     140,750      1,044,936
    GT Group Telecom, Inc. Cl-B*....      34,425        542,512
    Hermosol, Inc.*.................      95,625        939,038
    NHC Communications, Inc.++*.....      45,143        351,901
    Precision Drilling Corp.*.......      80,450      3,105,779
    Rio Alto Exploration Ltd.*......      88,850      1,625,082
    Sierra Wireless, Inc.*..........      26,225      1,415,970
    WestJet Airlines Ltd.*..........     171,375      2,602,427
                                                   ------------
                                                     19,063,019
                                                   ------------
CHINA -- 2.4%
    Beijing Yanhua Petrochemical Co.
      Ltd...........................   8,946,000      1,044,365
    China Shipping Development Co.
      Ltd.*.........................   9,108,000      1,659,180
    China Southern Airlines Co.
      Ltd.*.........................   4,106,000        979,747
    Shanghai Petrochemical Co.
      Ltd...........................  19,596,000      2,664,745
    Yanzhou Coal Mining Co. Ltd.....   9,034,000      1,865,899
                                                   ------------
                                                      8,213,936
                                                   ------------
DENMARK -- 0.2%
    DSV, de Sammensluttede Vognmaend
      AS Cl-B*......................      29,675        667,312
                                                   ------------
FINLAND -- 2.4%
    Aldata Solutions Oyj*...........      87,950        598,586
    Alma Media Corp.................      15,725        538,889
    Comptel Oyj 144A................      44,025        890,460
    F-Secure Oyj 144A*..............      91,425      1,061,308
    Hartwall Oyj....................      52,425      1,055,335
    JOT Automation Group Oyj........     243,950      1,634,596
    Menire Oyj*.....................      23,100        110,717
    Tecnomen Oyj*...................      53,625        462,639
    Teleste Oyj.....................      75,900      1,855,300
                                                   ------------
                                                      8,207,830
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
FRANCE -- 8.3%
    A Novo..........................       7,427   $  1,836,816
    Carbone Lorraine SA.............      19,250        763,947
    Cerep SA........................      37,460      2,585,430
    Christian Dalloz................       6,572        439,729
    Elior 144A*.....................     118,725      1,505,686
    Faurecia........................      29,193      1,157,142
    Neopost SA*.....................      41,553      1,352,305
    Net2S*..........................      37,925        763,444
    Netgem SA*......................      50,350      1,926,254
    Penauille Polyservices..........       3,909      1,886,677
    Pierre & Vacances...............      21,605      1,294,395
    Pinguely-Haulotte...............     157,655      3,294,555
    Remy Cointreau SA*..............      40,125      1,309,678
    Riber SA*.......................      95,838      1,975,189
    Silicon-On-Insulator
      Technologies..................       6,075      1,426,740
    Societe Manutan.................       1,698        148,526
    Sommer Allibert SA..............      30,175        940,076
    SR Teleperformance..............      21,296        814,523
    Vallourec SA....................      13,175        555,694
    Wavecom SA......................       8,850      1,077,406
    Zodiac SA.......................       5,759      1,176,421
                                                   ------------
                                                     28,230,633
                                                   ------------
GERMANY -- 9.6%
    ACG AG*.........................       3,950        825,441
    Adcon Telemetry AG..............      71,203      1,160,325
    Amatech Holdings AG*............      24,511        834,107
    Articon Information Systems
      AG*...........................      33,047      2,255,508
    Austria Technologies &
      Systemtechnik AG..............       5,775        437,332
    Balda AG*.......................      25,075        960,263
    Comroad AG*.....................      10,293      1,598,414
    COR Insurance Technologies AG*..     121,050      2,065,462
    Dis Deutscher Industrie Service
      AG............................       8,625      1,030,998
    GPC Biotech AG 144A*............      32,475      1,696,595
    Grenke Leasing AG*..............      46,650      1,471,228
    Hugo Boss AG....................      10,871      1,896,589
    Kontron Embedded Computers AG*..      16,675      1,502,540
    Medigene AG*....................       4,200        235,525
    Ruecker AG*.....................      69,450      1,098,471
    SAI Automotive AG...............      29,750        262,366
    SZ Testsysteme AG*..............      76,525      1,855,907
    Tecis Holding AG................      11,218      1,043,085
    Thiel Logistik AG 144A*.........      44,850      4,256,280
    U.C.A. Unternehmer Consulting...      11,500        584,260
    Valor Computerized Systems AG
      144A*.........................      88,200        811,656
    Wedeco AG Water Technology*.....      53,500      2,025,738
    Zapf Creation AG................      46,500      2,852,762
                                                   ------------
                                                     32,760,852
                                                   ------------
GREECE -- 1.8%
    Folli-Follie SA.................       6,120        135,316
    M-Systems Flash Disk Pioneers
      Ltd.*.........................      26,225      2,042,272

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    M.J. Maillis SA.................      80,380   $  1,010,987
    Metrolife SA*...................       7,710         72,620
    Techem AG 144A*.................     118,805      2,847,129
                                                   ------------
                                                      6,108,324
                                                   ------------
HONG KONG -- 5.8%
    Angang New Steel Co. Ltd. ......  22,798,000      2,310,500
    Beijing Datang Power Generation
      Co. Ltd. 144A.................   5,376,000      1,206,923
    Brilliance China Automotive
      Holdings Ltd. [ADR]*..........      28,970        503,354
    China Eastern Airlines Corp.
      Ltd.*.........................  19,972,000      2,536,524
    China Everbright Ltd. ..........     442,000        345,887
    China Pharmaceutical Enterprise
      & Investment Corp. Ltd. ......   8,492,000      1,034,941
    China Resources Beijing Land
      Ltd. .........................   8,158,000      1,088,427
    Cosco Pacific Ltd. .............   3,314,000      2,614,627
    Giordano International Ltd. ....     796,000      1,210,079
    HKCB Bank Holding Co. Ltd. .....   1,580,000        456,060
    Huaneng Power International,
      Inc. .........................   5,562,000      1,819,506
    Quality Healthcare Asia Ltd.*...   1,292,000        381,217
    Shandong International Power
      Development Co. Ltd. .........   3,204,000        472,686
    Shenzhen International Holdings
      Ltd.*.........................  18,707,500      1,343,959
    Vtech Holdings Ltd. ............      86,000        325,464
    Yuxing Infotech Holdings
      Ltd.*.........................     322,000        176,593
    Zhejiang Expressway Co. Ltd. ...  10,426,000      1,778,900
                                                   ------------
                                                     19,605,647
                                                   ------------
INDIA -- 0.0%
    Silverline Technologies Ltd.
      [ADR]*........................       4,050         87,581
                                                   ------------
IRELAND -- 1.0%
    ITG Group PLC 144A*.............     165,329      1,738,554
    Trinity Biotech PLC [ADR]*......     180,300        529,631
    Trintech Group PLC [ADR]*.......      49,300        971,364
                                                   ------------
                                                      3,239,549
                                                   ------------
ISRAEL -- 2.8%
    BATM Advanced Communications
      Ltd. .........................      38,250      3,339,745
    BreezeCom Ltd.*.................      93,700      4,075,951
    RT-SET Ltd. 144A*...............      89,925      1,413,698
    TTI Team Telecom International
      Ltd.*.........................      15,700        565,200
                                                   ------------
                                                      9,394,594
                                                   ------------
ITALY -- 1.0%
    Buzzi Unicem SPA................      62,250        566,289
    ERG SPA.........................     409,885      1,233,741
    Ericsson SPA....................      24,600      1,440,817
                                                   ------------
                                                      3,240,847
                                                   ------------
JAPAN -- 10.0%
    Aderans Co. Ltd. ...............      33,500      1,554,656
    Aica Koygo Co. Ltd. ............      13,000        103,458

                                        SHARES        VALUE
                                        ------        -----
    Amada Co........................     274,000   $  2,330,780
    Central Glass Co. Ltd. .........     262,000      1,394,177
    Fuji Oil Co. Ltd. ..............     135,000      1,205,796
    Hisamitsu Pharmaceutical Co.,
      Inc.*.........................      44,000        678,289
    Hunet, Inc. ....................     292,000      2,246,546
    Ichiyoshi Securities Co.
      Ltd. .........................      47,000        395,807
    Idec Izumi Corp. ...............     130,500      1,843,995
    Joint Corp. ....................      29,500      1,006,555
    Katokichi Co. Ltd. .............      55,000      1,395,774
    Kinseki Ltd. ...................     130,000      2,205,545
    Koa Corp. ......................      45,000      1,399,318
    Micronics Japan Co. Ltd. .......      27,000        632,883
    Moritex Corp. ..................      15,000      1,368,128
    Nippon Thompson Co. Ltd. .......     247,000      3,758,642
    Ryoyo Electro Corp. ............     102,000      2,043,827
    Shimachu Co. Ltd. ..............     133,600      2,841,169
    Sumisho Lease Co. Ltd. .........       7,000        105,197
    Toko, Inc. .....................      93,000        704,083
    Toky Individualized Educational
      Institute, Inc. ..............      12,000        657,836
    Toshiba Tungaloy Co. Ltd. ......     288,000      2,027,948
    Tsubaki Nakashima Co. Ltd. .....     137,000      2,020,009
    Xebio Co. Ltd. .................       7,500        176,510
                                                   ------------
                                                     34,096,928
                                                   ------------
KOREA -- 1.1%
    Daum Communications Corp.*......      11,825      1,124,182
    Mirae Co. ......................     145,100        591,468
    Samsung Heavy Industry Co.
      Ltd.*.........................     299,040      1,397,323
    Shin Sung ENG...................     102,400        551,037
                                                   ------------
                                                      3,664,010
                                                   ------------
NETHERLANDS -- 3.2%
    AOT NV*.........................     149,225        858,273
    ASM International NV............      36,200        959,300
    BE Semiconductor Industries
      NV*...........................      73,050      1,144,907
    Beter Bed Holding NV............      28,750        865,366
    IFCO Systems NV*................      49,125      1,299,703
    IHC Caland NV...................      41,325      2,020,298
    PinkRoccade NV*.................      14,700        767,974
    Unique International NV.........      28,675        689,937
    Van der Moolen Holdings NV......      43,075      2,427,924
                                                   ------------
                                                     11,033,682
                                                   ------------
NEW ZEALAND -- 0.1%
    Advantage Group Ltd.*...........     137,042        178,701
                                                   ------------
NORWAY -- 3.7%
    Bergesen d.y. ASA Cl-A..........     109,600      2,256,764
    C.Rel ASA 144A*.................     392,800        505,507
    Frontline Ltd. 144A*............     117,525      1,443,718
    ProSafe ASA*....................     118,550      1,761,441
    Smedvig ASA Cl-B................     187,125      3,064,946
    TGS Nopec Geophysical Co. ASA*..     270,125      3,586,936
                                                   ------------
                                                     12,619,312
                                                   ------------

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
SPAIN -- 0.4%
    Abengoa SA......................      10,766   $    290,513
    Cortefiel SA....................      33,620        732,215
    Prosegur Cia de Seguridad SA....      42,625        500,533
                                                   ------------
                                                      1,523,261
                                                   ------------
SWEDEN -- 2.1%
    Biacaore International AB*......      36,575      1,567,967
    Glocalnet AB*...................      23,310         33,487
    Karo Bio AB*....................      50,675      1,895,102
    Kipling Holding AB*.............       1,075         15,198
    Perbio Science AB*..............     202,600      1,593,871
    Sifo Group AB Cl-B..............      80,485      1,128,716
    SwitchCore AB*..................      79,535        834,278
                                                   ------------
                                                      7,068,619
                                                   ------------
SWITZERLAND -- 7.9%
    Card-Guard Scientific Survival
      Ltd.*.........................      44,475      2,119,720
    ESEC Holdings AG................       1,160      2,867,773
    Kudelski SA*....................         137      1,728,855
    Logitech International SA*......       4,600      3,284,360
    Oridion Systems Ltd.*...........      18,529        491,123
    Rieter Holdings AG..............      10,450      3,534,596
    Sarna Kunststoff Holding AG.....       1,750      2,152,429
    Saurer AG Reg...................       6,250      3,912,809
    Straumann AG....................       1,434      2,160,608
    Swisslog Holding AG.............       2,100      1,033,166
    Swisslog Holding AG Rights*.....       2,100              0
    Tecan AG........................       1,300      1,247,978
    Think Tools AG*.................       4,002      2,325,785
                                                   ------------
                                                     26,859,202
                                                   ------------
UNITED KINGDOM -- 19.5%
    Abacus Polar PLC................      27,325        191,323
    Actinic PLC 144A*...............     679,225      1,007,706
    Advanced Power Components PLC...      56,275        345,036
    AIT Group PLC...................      85,775      1,603,696
    Alphameric PLC*.................     114,675        587,654
    Anite Group PLC.................     553,600      1,319,991
    Arena Leisure PLC*..............     312,525        891,847
    Axis-Shield PLC*................      83,900        895,458
    Berisford PLC...................     450,875      2,214,956
    Cedar Group PLC.................      72,600        730,891
    Chloride Group PLC..............   1,155,620      3,341,510
    Debenhams PLC...................     741,600      2,430,647
    Dialog Semiconductor PLC........      27,250      1,436,685
    Easynet Group PLC*..............      79,270      1,209,061
    Eyretel PLC*....................   1,227,575      3,809,747
    Fibernet Group PLC*.............      28,225        793,701

                                        SHARES        VALUE
                                        ------        -----
    Future Integrated Telephony
      PLC*..........................      31,894   $    112,260
    GEO Interactive Media Group
      PLC*..........................      83,400      1,590,856
    HIT Entertainment PLC 144A......     575,500      3,789,910
    Imagination Tech Group PLC*.....     468,775      2,040,312
    Incepta Group PLC...............     693,650      1,396,646
    Intermediate Capital Group
      PLC...........................     234,375      2,478,403
    International Quantum Epitaxy
      PLC*..........................      23,525      1,929,050
    ITE Group PLC...................     255,675        282,557
    Lex Service PLC.................     123,525        621,786
    Man (E D & F) Group PLC.........     468,750      3,739,781
    Mayflower Corp. PLC.............     464,025      1,001,038
    Menmore Abbey PLC...............     201,800        621,699
    Mitie Group PLC.................     159,325        876,764
    Nestor Healthcare Group PLC.....     269,475      1,947,987
    NSB Retail Systems PLC..........      18,325         71,436
    Orchestream Holdings PLC*.......     660,800      3,161,196
    Oxford Asymmetry International
      PLC*..........................     211,875      1,578,117
    Oxford GlycoSciences PLC*.......      76,336      2,166,831
    Pace Micro Technology PLC.......     111,200      1,607,691
    Parthus Technologies PLC*.......     902,625      2,548,476
    QXL Ltd.*.......................   1,019,700      1,520,558
    Redstone Telecom PLC*...........     268,700      1,057,634
    Redstone Telecom PLC Rights*....      40,936         37,184
    Robotic Tech Systems PLC*.......     135,500      1,388,744
    Scipher PLC*....................      80,150        615,792
    Shaftesbury PLC.................     208,125        805,025
    Staffware PLC...................      22,350        697,856
    Superscape VR PLC*..............     309,975        950,268
    Ted Baker PLC...................     169,000      1,350,874
    Telemetrix PLC..................     310,225      1,561,575
    Xenova Group PLC*...............     286,125        340,032
                                                   ------------
                                                     66,698,247
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $301,321,794)...............                308,760,996
                                                   ------------
U.S. STOCK -- 1.6%
COMPUTER SERVICES & SOFTWARE -- 0.5%
    Comtouch Software*..............      47,450      1,542,125
                                                   ------------
INTERNET SERVICES -- 0.9%
    RADVision Ltd.*.................     113,350      3,166,715
                                                   ------------
OIL & GAS - 0.1%
    Gulf Indonesia Resources
      Ltd.*.........................      36,500        292,000
                                                   ------------

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
TELECOMMUNICATIONS -- 0.1%
    Exfo Electro-Optical
      Engineering, Inc.*............       7,875   $    345,516
                                                   ------------
TOTAL U.S. STOCK
  (Cost $5,461,655).................                  5,346,356
                                                   ------------
                                         PAR
                                        (000)
                                      ----------
COMMERCIAL PAPER -- 7.2%
    Ciesco L.P.
      6.95%, 07/03/00...............  $   17,245     17,238,341
    Morgan Stanley Dean Witter & Co.
      6.85%, 07/03/00...............       7,177      7,172,448
                                                   ------------
    (Cost $24,410,789)..............                 24,410,789
                                                   ------------
TOTAL INVESTMENTS -- 99.5%
  (Cost $331,194,238)...............                338,518,141
OTHER ASSETS LESS
  LIABILITIES -- 0.5%...............                  1,645,117
                                                   ------------
NET ASSETS -- 100.0%................               $340,163,258
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 2000:

                                             IN                        UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
  MONTH      TYPE         TO RECEIVE         FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/00        Buy    AUD     2,113,424    $ 1,271,885   $ 1,268,943      $ (2,942)
07/00        Buy    CAD       268,000        181,025       180,877          (148)
07/00        Buy    CHF     2,665,672      1,637,757     1,639,334         1,577
07/00        Buy    EUR     1,995,024      1,892,758     1,912,408        19,650
07/00        Buy    GBP     2,570,395      3,889,205     3,891,296         2,091
07/00        Buy    HKD     8,825,026      1,132,142     1,132,135            (7)
07/00        Buy    JPY   172,786,566      1,634,717     1,633,120        (1,597)
07/00        Buy    KOR  2,560,241,882     2,296,636     2,296,205          (431)
                                         -----------   -----------      --------
                                         $13,936,125   $13,954,318      $ 18,193
                                         ===========   ===========      ========

                                             IN                        UNREALIZED
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
  MONTH      TYPE         TO DELIVER         FOR        AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
07/00        Sell   CAD        701,671   $   473,011   $   473,568      $   (557)
07/00        Sell   DKK      1,165,242       148,823       149,733          (910)
07/00        Sell   EUR      5,854,622     5,588,446     5,612,176       (23,730)
07/00        Sell   GBP      1,182,728     1,787,717     1,790,521        (2,804)
07/00        Sell   GRD    255,092,670       720,796       725,894        (5,098)
07/00        Sell   HKD        691,794        88,748        88,748            --
07/00        Sell   JPY    136,937,330     1,297,836     1,294,285         3,551
07/00        Sell   MYR        505,040       132,905       132,908            (3)
07/00        Sell   NOK         10,967         1,269         1,283           (14)
07/00        Sell   NZD        299,372       140,663       140,931          (268)
07/00        Sell   SEK      8,458,222       958,748       964,370        (5,622)
                                         -----------   -----------      --------
                                         $11,338,962   $11,374,417      $(35,455)
                                         ===========   ===========      ========

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2000. Percentages are based on net assets.

INDUSTRY
--------
Advertising.........................................   0.6%
Airlines............................................   1.8%
Automobile Manufacturers............................   0.1%
Automotive Parts....................................   1.0%
Beverages...........................................   0.7%
Broadcasting........................................   2.4%
Building Materials..................................   1.6%
Business Services...................................   7.3%
Chemicals...........................................   2.2%
Clothing & Apparel..................................   1.0%
Computer Hardware...................................   6.6%
Computer Services & Software........................   7.1%
Construction........................................   0.7%
Consumer Products & Services........................   1.1%
Containers & Packaging..............................   0.7%
Electronic Components & Equipment...................   9.9%
Entertainment & Leisure.............................   1.8%
Environmental Services..............................   0.6%
Financial -- Bank & Trust...........................   0.1%
Financial Services..................................   4.0%
Food................................................   1.3%
Healthcare Services.................................   2.1%
Machinery & Equipment...............................   7.1%
Metals & Mining.....................................   1.4%
Oil & Gas...........................................   6.1%
Pharmaceuticals.....................................   3.9%
Real Estate.........................................   1.2%
Retail & Merchandising..............................   3.6%
Semiconductors......................................   4.8%
Telecommunications..................................   6.0%
Transportation......................................   1.9%
                                                      -----
Total...............................................  90.7%
                                                      =====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++ Illiquid security. At the end of the period, this security amounted to 0.1% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 7.1% of net assets.

See Notes to Financial Statements.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 90.0%
BUILDING & REAL ESTATE -- 4.1%
    Camden Property Trust............     48,100   $  1,412,937
    Kilroy Realty Corp...............     32,000        830,000
    Post Properties, Inc. [REIT].....     25,800      1,135,200
    Security Capital U.S. Realty
      [ADR]*.........................     27,200        488,750
    Weeks Corp.......................     46,330      1,036,634
                                                   ------------
                                                      4,903,521
                                                   ------------
BUILDING MATERIALS -- 0.9%
    Johns Manville Corp..............     25,300        333,644
    Southdown, Inc...................     12,700        733,425
                                                   ------------
                                                      1,067,069
                                                   ------------
CHEMICALS -- 4.5%
    Bush Boake Allen, Inc.*..........     22,600        988,750
    FMC Corp.*.......................     11,700        678,600
    Hercules, Inc....................     73,900      1,039,219
    Millennium Chemicals, Inc........     47,600        877,625
    Octel Corp.*.....................     68,875        538,086
    Olin Corp........................     34,200        564,300
    Union Carbide Corp...............     13,000        643,500
                                                   ------------
                                                      5,330,080
                                                   ------------
CONTAINERS & PACKAGING -- 0.9%
    Longview Fibre Co................     30,000        331,875
    Smurfit-Stone Container Corp.*...     59,200        762,200
                                                   ------------
                                                      1,094,075
                                                   ------------
DIVERSIFIED RESOURCES -- 1.3%
    IMC Global, Inc..................    117,000      1,521,000
                                                   ------------
ENERGY SERVICES -- 3.3%
    CMS Energy Corp..................     17,400        384,975
    Coflexip SA [ADR]................     25,700      1,554,850
    Layne Christensen Co.*...........     44,500        200,250
    Niagara Mohawk Holdings, Inc.*...    124,700      1,738,006
                                                   ------------
                                                      3,878,081
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.6%
    Waste Management, Inc............     36,400        691,600
                                                   ------------
FARMING & AGRICULTURE -- 1.3%
    Delta & Pine Land Co.............     60,900      1,526,306
                                                   ------------
HOTELS & MOTELS -- 0.5%
    Hilton Hotels Corp...............     68,400        641,250
                                                   ------------
INTEGRATED PETROLEUM -- 17.0%
    Amerada Hess Corp................     46,000      2,840,500
    Chevron Corp.....................     20,052      1,700,660
    Norsk Hydro AS [ADR].............     39,600      1,665,675
    Royal Dutch Petroleum Co.........     71,800      4,420,188
    Texaco, Inc......................    111,600      5,942,699
    USX-Marathon Group, Inc..........    147,400      3,694,213
                                                   ------------
                                                     20,263,935
                                                   ------------
LUMBER & WOOD PRODUCTS -- 1.4%
  Georgia-Pacific Corp. (Timber
    Group)...........................     75,700      1,637,013
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
MACHINERY & EQUIPMENT -- 4.0%
  Baker Hughes, Inc..................    132,200   $  4,230,400
  Carbo Ceramics, Inc................     15,200        533,900
                                                   ------------
                                                      4,764,300
                                                   ------------
METALS & MINING -- 8.9%
  Aber Resources Ltd.*...............    128,400        802,500
  Alcoa, Inc.........................     51,684      1,498,836
  Allegheny Technologies, Inc........     74,800      1,346,400
  Arch Coal, Inc.....................    123,000        945,563
  Cleveland-Cliffs, Inc..............     55,600      1,435,175
  Harmony Gold Mining Co. Ltd........     75,000        417,188
  Inco Ltd.*.........................     44,600        685,725
  Inco Ltd. Cl-VBN*..................    202,800        887,250
  Lihir Gold Ltd. [ADR]*.............     45,000        365,625
  Placer Dome, Inc...................    158,000      1,510,874
  USX-U.S. Steel Group, Inc..........     40,000        742,500
                                                   ------------
                                                     10,637,636
                                                   ------------
NON-FERROUS METALS -- 1.3%
  Phelps Dodge Corp..................     43,250      1,608,359
                                                   ------------
OIL & GAS -- 24.4%
  Anadarko Petroleum Corp............      4,300        212,044
  BJ Services Co.*...................     26,000      1,625,000
  BP Amoco PLC [ADR].................     30,440      1,721,763
  Burlington Resources, Inc..........     51,900      1,985,175
  Cabot Oil & Gas Corp...............     42,600        902,588
  Devon Energy Corp..................     10,535        591,935
  Diamond Offshore Drilling, Inc.....     40,800      1,433,100
  Exxon Mobil Corp...................     47,909      3,763,850
  Helmerich & Payne, Inc.............     58,000      2,058,999
  Key Energy Services, Inc.*.........     56,100        539,963
  Mitchell Energy & Development Corp.
    Cl-A.............................     31,900      1,024,788
  Murphy Oil Corp....................     11,600        689,475
  Nicor, Inc.........................     17,500        570,938
  Questar Corp.......................     34,600        670,375
  Santa Fe Energy Resources, Inc.*...     61,600        700,700
  Schlumberger Ltd...................     14,388      1,073,705
  Seacor Smit, Inc.*.................     64,050      2,477,933
  Tidewater, Inc.....................     53,100      1,911,600
  Total SA [ADR].....................     23,874      1,838,298
  Union Pacific Resources Group,
    Inc..............................     41,100        904,200
  Unocal Corp........................     44,200      1,464,125
  Vastar Resources, Inc..............     12,700      1,043,781
                                                   ------------
                                                     29,204,335
                                                   ------------
PAPER & FOREST PRODUCTS -- 6.0%
  Abitibi-Consolidated, Inc..........     72,200        676,875
  Fort James Corp....................     70,900      1,639,562
  International Paper Co.............     24,400        727,425
  Jefferson Smurfit Group [ADR]......     41,600        733,200
  Kimberly-Clark Corp................      7,700        441,788
  Packaging Corp. of America*........     67,800        686,475
  Wausau-Mosinee Paper Corp..........    117,400      1,005,238
  Weyerhaeuser Co....................     28,300      1,216,900
                                                   ------------
                                                      7,127,463
                                                   ------------

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
PETROLEUM EXPLORATION & PRODUCTION -- 3.6%
  Barrett Resources Corp.*...........     11,300   $    343,944
  Companie Generale de Geophysique SA
    [ADR]*...........................     60,800        828,400
  Forcenergy, Inc.*..................     63,500      1,277,938
  Ocean Energy, Inc.*................    128,480      1,822,809
                                                   ------------
                                                      4,273,091
                                                   ------------
PRECIOUS METALS -- 4.4%
  Battle Mountain Gold Co.*..........    475,400      1,039,938
  Newmont Mining Corp................    192,024      4,152,519
                                                   ------------
                                                      5,192,457
                                                   ------------
TRANSPORTATION -- 0.8%
  Norfolk Southern Corp..............     64,400        957,950
                                                   ------------
UTILITIES -- 0.8%
  Unisource Energy Corp..............     61,900        928,500
                                                   ------------
TOTAL COMMON STOCK
  (Cost $105,417,144)................               107,248,021
                                                   ------------
FOREIGN STOCK -- 4.7%
METALS & MINING -- 3.4%
  Lihir Gold Ltd. -- (AUD)*..........  6,530,500      2,587,890
  Lonrho Africa PLC -- (GBP).........    203,159         58,436
  Rio Tinto PLC -- (GBP)*............     39,500        645,825
  WMC Ltd. -- (AUD)..................    180,000        807,649
                                                   ------------
                                                      4,099,800
                                                   ------------
NON-FERROUS METALS -- 0.1%
  Bougainville Copper
    Ltd. -- (AUD)*...................  1,321,892        123,022
                                                   ------------
PETROLEUM EXPLORATION & PRODUCTION -- 1.1%
  Compagnie Generale de Geophysique
    SA -- (FRF)*.....................     19,100      1,307,266
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
PRECIOUS METALS -- 0.1%
  Goldfields Ltd. -- (AUD)...........    131,062   $    107,966
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $6,035,860)..................                 5,638,054
                                                   ------------
PREFERRED STOCK -- 2.2%
BUILDING & REAL ESTATE -- 1.1%
  Rouse Co. $3.00 Cl-B...............     34,100      1,219,075
                                                   ------------
METALS & MINING -- 0.5%
  Kinam Gold, Inc. $3.75 Cl-B........     28,500        641,250
                                                   ------------
PRECIOUS METALS -- 0.6%
  Battle Mountain Gold $3.25.........     25,900        764,050
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $3,234,868)..................                 2,624,375
                                                   ------------
                                          PAR
                                         (000)
                                         -----
CORPORATE OBLIGATIONS -- 0.5%
METALS & MINING
    Teck Corp.
      3.75%, 07/15/06
    (Cost $574,480)..................  $     750        570,000
                                                   ------------
TOTAL INVESTMENTS -- 97.4%
  (Cost $115,262,352)................               116,080,450
OTHER ASSETS LESS
  LIABILITIES -- 2.6%................                 3,077,510
                                                   ------------
NET ASSETS -- 100.0%.................              $119,157,960
                                                   ============

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
CORPORATE OBLIGATIONS -- 56.3%
AEROSPACE -- 3.8%
    Lockheed Martin Corp.
      6.85%, 05/15/01................  $  15,000   $ 14,934,435
                                                   ------------
BUILDING MATERIALS -- 0.8%
    Cemex SA 144A
      8.50%, 08/31/00................      3,000      3,005,400
                                                   ------------
BUSINESS SERVICES -- 2.5%
    Cox Enterprises 144A
      6.625%, 06/14/02...............     10,000      9,815,750
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.1%
    Arizona Public Service [FRN]
      6.816%, 11/15/01...............      8,000      7,996,408
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.3%
    Time Warner, Inc. 144A
      6.10%, 12/30/01................      1,250      1,227,726
                                                   ------------
FINANCIAL -- BANK & TRUST -- 2.7%
    Bank of America Corp.
      8.625%, 11/15/03...............      1,000      1,034,223
    Beneficial Corp. Cl-H [FRN]
      6.28%, 01/09/02................      5,000      5,003,855
    First Union Corp. [FRN]
      6.165%, 07/22/03...............      4,550      4,544,349
                                                   ------------
                                                     10,582,427
                                                   ------------
FINANCIAL SERVICES -- 21.7%
    Bear Stearns Co.
      6.596%, 03/28/03...............        700        699,282
    Chrysler Financial Corp. [FRN]
      6.69%, 01/30/02................      4,000      3,999,836
    General Motors Acceptance Corp.
      [FRN]
      6.13%, 02/01/02................        500        499,906
    Golden State Holdings Corp.
      7.00%, 08/01/03................      4,000      3,711,600
    Goldman Sachs Group 144A
      7.125%, 03/01/03...............      4,000      3,711,600
    Household Finance Corp.
      7.625%, 12/27/00...............     15,000     14,980,349
      6.302%, 05/24/02 [VR]..........     30,000     30,009,689
    Lehman Brothers Holdings, Inc.
      6.375%, 05/07/02 [FRN].........      1,200      1,175,142
      6.84%, 07/15/02................        500        502,149
      7.00%, 05/15/03................      2,500      2,441,783
    Merrill Lynch & Co., Inc. [FRN]
      6.40%, 05/30/03................      5,000      5,006,500
    Nacional Financiera [FRN] 144A
      8.693%, 12/01/00...............      4,875      4,850,625
    New England Educational Loan
      Marketing Assoc. Cl-B [FRN]
      144A
      6.29%, 09/11/00................      5,000      5,000,465

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Salomon, Inc.
      7.50%, 02/01/03................  $   1,000   $  1,002,254
    Transamerica Financial Corp.
      7.25%, 08/15/02................     10,000      9,978,010
                                                   ------------
                                                     84,844,352
                                                   ------------
INDUSTRIAL PRODUCTS -- 1.2%
    Amerco
      7.20%, 04/01/02................      5,000      4,785,650
                                                   ------------
INSURANCE -- 2.8%
    Gold Eagle Capital [FRN] 144A
      11.453%, 08/16/00..............      3,000      3,000,300
    Marsh & McLennan Companies, Inc.
      6.625%, 06/15/04...............      8,000      7,759,464
                                                   ------------
                                                     10,759,764
                                                   ------------
OIL & GAS -- 1.0%
    Gulf Canada Resources Ltd.
      9.25%, 01/15/04................      3,000      3,030,000
    Occidental Petroleum Corp.
      6.40%, 04/01/03................      1,000        959,093
                                                   ------------
                                                      3,989,093
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.9%
    International Paper Co.
      7.597%, 07/08/02 [FRN] 144A....      2,000      1,999,526
      6.125%, 11/01/03...............      1,500      1,431,425
                                                   ------------
                                                      3,430,951
                                                   ------------
RETAIL & MERCHANDISING -- 0.8%
    Kmart Corp.
      8.00%, 12/13/01................      3,150      3,090,739
                                                   ------------
TELECOMMUNICATIONS -- 5.1%
    AT&T Capital Corp. Cl-F
      6.25%, 05/15/01................     10,000      9,919,300
    Deutsche Telekom International
      Finance
      7.75%, 06/15/05................      5,000      5,037,000
    TCI Communications, Inc. [FRN]
      6.855%, 09/11/00...............      5,000      5,005,450
                                                   ------------
                                                     19,961,750
                                                   ------------
UTILITIES -- 10.6%
    Alliant Energy Resources 144A
      7.25%, 02/15/30................         20         13,800
    Cleveland Electric Illuminating
      Co.
      7.625%, 08/01/02...............      2,100      2,081,856
    Connecticut Light & Power Co.
      7.875%, 06/01/01...............      2,000      2,004,856
    Connecticut Light & Power Co.
      Cl-C
      7.75%, 06/01/02................     10,000     10,040,310
    Detroit Edison Co.
      6.75%, 03/17/03................      5,000      4,889,515
    KN Energy, Inc.
      6.45%, 11/30/01................     10,000      9,824,500
    Nevada Power Co.
      6.20%, 04/15/04................      4,500      4,282,434

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Texas Utilities Co.
      6.62%, 07/01/01................  $   3,411   $  3,408,091
    United Illuminating Co.
      6.25%, 12/15/02................      5,000      4,831,920
                                                   ------------
                                                     41,377,282
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $222,365,398)................               219,801,727
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.0%
    Federal Home Loan Mortgage Corp.
      8.50%, 01/01/25................      5,574      5,688,728
      8.75%, 10/01/01................        438        443,349
                                                   ------------
                                                      6,132,077
                                                   ------------
    Federal National Mortgage Assoc.
      6.225%, 03/01/17 [VR]..........      1,983      1,905,984
      6.50%, 05/18/23................      4,032      3,955,545
      6.664%, 05/01/25 [VR]..........        734        734,835
      7.185%, 01/01/25 [VR]..........        118        119,504
      7.50%, 01/25/22................      4,000      3,943,750
                                                   ------------
                                                     10,659,618
                                                   ------------
    Government National Mortgage
      Assoc.
      6.375%, 03/20/24-02/20/28
      [VR]...........................     12,577     12,580,367
      6.50%, 06/20/28-07/24/30.......     10,600      9,339,718
      6.75%, 07/20/17-07/20/24
        [VR].........................        768        765,334
      7.00%, 01/15/24-08/15/25
        [VR].........................      1,669      1,624,080
      7.125%, 11/20/26 [VR]..........      8,542      8,520,952
      7.50%, 07/24/30................      2,100      2,085,563
      8.00%, 07/24/30................     20,000     20,125,000
      8.50%, 07/24/30................     20,200     20,686,062
                                                   ------------
                                                     75,727,076
                                                   ------------
    Student Loan Marketing Assoc.
      [FRN]
      5.26%, 04/25/04................      1,276      1,275,470
                                                   ------------
    (Cost $95,364,027)...............                93,794,241
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.8%
    Chase Credit Card Master Trust
      Series 1997-3 Cl-A
      6.777%, 05/15/07...............      5,739      5,700,107
    Chase Series 1999-S8 Cl-A1
      6.35%, 06/25/29................     13,000     12,740,325
    Countrywide Home Loans Series
      1999-3 C1-A2
      6.05%, 04/25/29................     11,700     10,948,158
    Delta Funding Home Equity Loan
      Trust Series 1998-1 Cl-A1A
      6.28%, 05/25/30................        883        867,390
    Duck Auto Grantor Trust 1999-A
      144A
      5.65%, 03/15/04................      2,013      1,978,869

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Federal Home Loan Mortgage Corp.
      Series 1371 Cl-PG
      5.80%, 08/15/19................  $   1,777   $  1,767,823
    Federal Home Loan Mortgage Corp.
      Series 1725 Cl-B
      7.00%, 10/15/20................      7,995      7,941,855
    Federal National Mortgage Assoc.
      Series 1996-39 Cl-H
      8.00%, 11/25/23................      1,757      1,776,805
    First Plus Home Loan Trust Series
      1998-5 Cl-A3 [VR]
      6.06%, 11/10/11................      3,025      3,018,806
    Government National Mortgage
      Assoc. Series 1997-1 Cl-A
      7.25%, 12/16/23................      3,290      3,269,148
    Green Tree Financial Corp. 1999-5
      Cl-A2
      6.77%, 04/01/31................     10,600     10,502,957
    Green Tree Financial Corp. 1999-5
      Cl-A3
      6.97%, 04/01/31................      6,000      5,936,490
    Green Tree Home Equity Loan Trust
      Series 1999-A Cl-A1
      5.59%, 02/15/13................        954        952,438
    Green Tree Home Equity Loan Trust
      Series 1999-C Cl-A4
      7.18%, 07/15/30................     10,700     10,361,452
    Green Tree Home Improvement Loan
      Trust Series 1998-D
      Cl-HIA2
      5.94%, 06/15/29................        481        481,013
    Merrill Lynch Mortgage Investors,
      Inc. Cl-B
      7.069%, 06/15/21...............        627        607,410
    PP&L Transition Bonds Series
      1999-1 Cl-A1
      6.08%, 03/25/03................      1,925      1,915,170
    Residential Accredit Loans, Inc.
      Series 1997-QS8 Cl-A9
      7.375%, 08/25/27...............      2,000      1,988,181
    Residential Funding Mortgage
      Securities II Series 1993-S20
      Cl-A8
      6.982%, 06/25/08...............      2,800      2,772,350
    Residential Funding Mortgage
      Securities II Series 1997-S6
      Cl-A5
      7.00%, 05/25/12................      2,687      2,576,188
    Residential Reinsurance [FRN]
      144A
      10.926%, 09/01/00..............      1,300      1,300,000
    The Money Store Residential Trust
      Series 1998-I Cl-A3
      6.215%, 02/15/11...............      1,755      1,749,271

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Travelers Mortgage Securities
      Corp. Series 1984-1 Cl-Z2
      12.00%, 03/01/14...............  $   1,554   $  1,652,057
                                                   ------------
    (Cost $93,991,498)...............                92,804,263
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 4.1%
    U.S. Treasury Inflationary Bonds
      3.625%, 07/15/02-01/15/08
    (Cost $15,909,030)...............     15,000     15,933,887
                                                   ------------
SOVEREIGN ISSUES -- 3.5%
ARGENTINA -- 1.0%
    Republic of Argentina [BRB, FRB]
      11.595%, 04/10/05..............      4,000      3,730,000
                                                   ------------
CANADA -- 0.3%
    Hydro-Quebec
      9.00%, 03/07/01................      1,000      1,009,000
                                                   ------------
KOREA -- 2.2%
    Korea Development Bank
      7.125%, 09/17/01...............      8,902      8,827,143
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (Cost $13,891,945).................                13,566,143
                                                   ------------
BANK LOAN OBLIGATIONS -- 2.2%
    Alpha Wind Reinsurance [FRN]
      11.321%, 05/23/01..............      1,500      1,500,000
    AMFM Operating, Inc.++
      7.438%, 12/27/01...............      1,000        996,900
    Kansas City Southern Co.++
      8.605%, 01/15/07...............      1,500      1,504,219
    MGM Grand Corp.++
      8.059%, 07/06/00...............      3,000      2,927,399
    Starwood Hotel Trust II [FRN]++
      8.573%, 02/23/03...............      1,500      1,500,938
                                                   ------------
    (Cost $8,498,957)................                 8,429,456
                                                   ------------
                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)
                                       ---------
FOREIGN BONDS -- 0.6%
NEW ZEALAND
    Inter-American Development Bank
      5.75%, 04/15/04
    (Cost $2,641,657)................      4,900      2,179,828
                                                   ------------
                                          PAR
                                         (000)        VALUE
                                         -----        -----
COMMERCIAL PAPER -- 1.2%
    Daimler-Chrysler
      6.63%, 09/21/00................  $     400   $    393,886
    Edison Midwest+
      6.78%, 07/19/00................        900        896,949
    General Electric Capital Corp.
      6.61%, 09/06/00................        100         98,751
    Norfolk Southern Corp.+
      6.83%, 08/28/00................        800        791,359
    Pearson, Inc.+
      6.87%, 08/24/00................        600        593,743
    Texas Utilities Co.+
      6.80%, 07/07/00................        900        898,980
    UBS Finance, Inc.
      6.92%, 07/05/00................        900        899,308
                                                   ------------
    (Cost $4,572,980)................                 4,572,976
                                                   ------------
                                        SHARES
                                        ------
SHORT-TERM INVESTMENTS -- 0.4%
    Temporary Investment Cash Fund...    748,250        748,250
    Temporary Investment Fund........    748,250        748,250
                                                   ------------
    (Cost $1,496,500)................                 1,496,500
                                                   ------------
TOTAL INVESTMENTS -- 116.1% (Cost
  $458,731,992)......................               452,579,021
                                                   ------------
                                        NUMBER
                                          OF
                                       CONTRACTS
                                       ---------
WRITTEN OPTIONS -- 0.0%
CALL OPTIONS
    March 2001 Euro Dollar Futures,
      Strike Price 93.25, Expires
      03/19/01.......................          9         (2,475)
    Swap between Fixed Rate and 3
      Month LIBOR-BBA, Strike Price
      7.00, Expires 09/15/00.........         84         (7,039)
    Swap between Fixed Rate and 3
      Month LIBOR-BBA, Strike Price
      7.00, Expires 09/22/00.........         78         (8,343)
    Swap between Fixed Rate and 3
      Month LIBOR-BBA, Strike Price
      7.00, Expires 09/28/00.........         70        (13,398)
                                                   ------------
TOTAL WRITTEN OPTIONS
  (Cost $(30,952))...................                   (31,255)
                                                   ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (16.1%)..................               (62,826,907)
                                                   ------------
NET ASSETS -- 100.0%.................              $389,720,859
                                                   ============

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2000:

                                                     IN
     SETTLEMENT                     CONTRACTS     EXCHANGE    CONTRACTS     UNREALIZED
        MONTH          TYPE         TO DELIVER      FOR        AT VALUE    APPRECIATION
---------------------------------------------------------------------------------------
07/00                  Sell   NZD   4,855,000    $2,325,885   $2,285,459     $40,426
                                                 ==========   ==========     =======

Credit default swap agreements outstanding at June 30, 2000:

                                             NOTIONAL
                                EXPIRATION    AMOUNT     UNREALIZED
         DESCRIPTION              MONTH       (000)     DEPRECIATION
--------------------------------------------------------------------
Pay fixed rate equal to 6.15%
  and the Portfolio will
  receive from the
  counterparty at par in the
  event of default of the
  Republic of Argentina 9.25%
  due 02/23/01................    03/01      $   900      $ 47,978
Pay fixed rate equal to 5.70%
  and the Portfolio will
  receive from the
  counterparty at par in the
  event of default of the
  Republic of Argentina 9.25%
  due 02/23/01................    03/01        2,100        97,182
                                                          --------
                                                          $145,160
                                                          ========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 0.8% of net assets.

++ Illiquid security. At the end of the period, these securities amounted to 1.8% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 9.2% of net assets.

See Notes to Financial Statements.

AST ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 99.2%
BROADCASTING -- 5.4%
    AMFM, Inc.*......................     83,800   $  5,782,200
    AT&T Corp. Liberty Media Group
      Cl-A*..........................    748,400     18,148,700
                                                   ------------
                                                     23,930,900
                                                   ------------
BUSINESS SERVICES -- 0.3%
    Foundry Networks, Inc.*..........     13,900      1,535,950
                                                   ------------
COMPUTER HARDWARE -- 4.8%
    Dell Computer Corp.*.............    196,200      9,675,113
    EMC Corp.*.......................    152,800     11,756,050
                                                   ------------
                                                     21,431,163
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 11.1%
    Cisco Systems, Inc.*.............    316,700     20,130,243
    Microsoft Corp.*.................    171,200     13,696,000
    Oracle Corp.*....................    135,400     11,382,063
    Sun Microsystems, Inc.*..........     30,700      2,791,781
    Veritas Software Corp.*..........     10,300      1,164,061
                                                   ------------
                                                     49,164,148
                                                   ------------
CONGLOMERATES -- 9.3%
    Corning, Inc. ...................     34,300      9,256,713
    Tyco International Ltd. .........    525,800     24,909,775
    United Technologies Corp. .......    117,600      6,923,700
                                                   ------------
                                                     41,090,188
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.1%
    Colgate-Palmolive Co. ...........     81,800      4,897,775
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.2%
    AT&T Wireless Group*.............    291,200      8,117,200
    Texas Instruments, Inc. .........     89,000      6,113,188
                                                   ------------
                                                     14,230,388
                                                   ------------
ENTERTAINMENT & LEISURE -- 5.7%
    Disney, (Walt) Co. ..............    101,800      3,951,113
    Time Warner, Inc. ...............    169,800     12,904,799
    Viacom, Inc. Cl-B*...............    121,311      8,271,894
                                                   ------------
                                                     25,127,806
                                                   ------------
FINANCIAL-BANK & TRUST -- 1.6%
    Chase Manhattan Corp. ...........     83,600      3,850,825
    MBNA Corp. ......................    114,700      3,111,238
                                                   ------------
                                                      6,962,063
                                                   ------------
FINANCIAL SERVICES -- 9.4%
    Associates First Capital Corp.
      Cl-A...........................    421,400      9,402,488
    Citigroup, Inc. .................    262,400     15,809,599
    Freddie Mac......................     96,500      3,908,250
    Goldman Sachs Group, Inc. .......     19,700      1,869,038
    Morgan Stanley Dean Witter &
      Co. ...........................    116,100      9,665,325
    Wells Fargo & Co. ...............     26,500      1,026,875
                                                   ------------
                                                     41,681,575
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
INSURANCE -- 0.6%
    American International Group,
      Inc. ..........................     22,900   $  2,690,750
                                                   ------------
INTERNET SERVICES -- 0.8%
    eBay, Inc.*......................     10,600        575,713
    VeriSign, Inc.*..................     17,773      3,136,846
                                                   ------------
                                                      3,712,559
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Medtronic, Inc. .................     90,900      4,527,956
    PE Corp. - PE Biosystems Group...      9,200        606,050
                                                   ------------
                                                      5,134,006
                                                   ------------
PHARMACEUTICALS -- 10.9%
    Pfizer, Inc. ....................    577,375     27,714,000
    Pharmacia Corp. .................     47,900      2,475,831
    Schering-Plough Corp. ...........    356,900     18,023,450
                                                   ------------
                                                     48,213,281
                                                   ------------
PRINTING & PUBLISHING -- 0.5%
    Lexmark International Group, Inc.
      Cl-A*..........................     33,300      2,239,425
                                                   ------------
RETAIL & MERCHANDISING -- 6.5%
    Gap, Inc. .......................     86,800      2,712,500
    Home Depot, Inc. ................    239,200     11,945,049
    Kohl's Corp.*....................     81,500      4,533,438
    Lowe's Companies, Inc. ..........     85,500      3,510,844
    Target Corp. ....................     21,600      1,252,800
    Walgreen Co. ....................    150,400      4,841,000
                                                   ------------
                                                     28,795,631
                                                   ------------
SEMICONDUCTORS -- 13.4%
    Applied Materials, Inc.*.........    217,000     19,665,625
    E-Tek Dynamics, Inc.*............     11,800      3,112,988
    Intel Corp. .....................    193,800     25,908,637
    JDS Uniphase Corp.*..............     40,800      4,890,900
    Micron Technology, Inc.*.........     34,400      3,029,350
    PMC-Sierra, Inc.*................     17,600      3,127,300
                                                   ------------
                                                     59,734,800
                                                   ------------
TELECOMMUNICATIONS -- 13.4%
    Ericsson, (L.M.) Telephone Co.
      [ADR]..........................    117,200      2,344,000
    MediaOne Group, Inc.++...........    111,900      7,455,338
    Nokia Corp. Cl-A [ADR]...........    529,900     26,461,880
    Nortel Networks Corp. NY Reg.*...    174,800     11,930,100
    QUALCOMM, Inc.*..................     22,000      1,320,000
    Sprint Corp. (FON Group).........     62,800      3,202,800
    Sycamore Networks, Inc.*.........      8,400        927,150
    Vodafone AirTouch PLC [ADR]......    151,800      6,290,213
                                                   ------------
                                                     59,931,481
                                                   ------------
TOTAL COMMON STOCK
  (Cost $412,777,181)................               440,503,889
                                                   ------------

AST ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
SHORT-TERM INVESTMENTS -- 0.7%
    Temporary Investment Cash Fund...  1,640,523   $  1,640,523
    Temporary Investment Fund........  1,640,522      1,640,522
                                                   ------------
    (Cost $3,281,045)................                 3,281,045
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $416,058,226)................               443,784,934
OTHER ASSETS LESS
  LIABILITIES -- 0.1%................                   322,454
                                                   ------------
NET ASSETS -- 100.0%.................              $444,107,388
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++ Illiquid security. At the end of the period, this security amounted to 1.7% of net assets.

See Notes to Financial Statements.

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
FOREIGN STOCK -- 88.8%
ARGENTINA -- 0.1%
    Telefonica SA [ADR]*..........      25,451   $    1,630,455
                                                 --------------
AUSTRALIA -- 0.1%
    Melbourne It Ltd.*............     322,112        1,622,067
                                                 --------------
BRAZIL -- 2.5%
    Petroleo Brasileiro SA
      [ADR]*......................     421,550       12,735,657
    Tele Sudeste Celular
      Participacoes SA [ADR]*.....      25,027          763,324
    Telecomunicacoes Brasileiras
      SA Pfd. [ADR]...............     125,135       12,153,737
    Telecomunicacoes de Sao Paulo
      SA [ADR]....................     125,135        2,314,998
    Telesp Celular Participacoes
      SA [ADR]....................     233,320       10,470,235
                                                 --------------
                                                     38,437,951
                                                 --------------
CANADA -- 6.7%
    Bombardier, Inc. Cl-B.........     331,900        9,004,961
    Celestica, Inc.*..............      10,946          532,647
    Celestica, Inc. NY Reg.*......     215,355       10,686,992
    Corus Entertainment, Inc.*....     186,694        4,977,095
    Le Groupe Videotron Ltee......     609,975       14,161,817
    Nortel Networks Corp. ........      80,377        5,571,226
    Nortel Networks Corp. NY
      Reg.*.......................     352,230       24,039,697
    Rogers Communications, Inc.
      Cl-B*.......................     647,416       18,330,061
    Shaw Communications, Inc.
      Cl-B........................     638,161       15,720,691
                                                 --------------
                                                    103,025,187
                                                 --------------
EGYPT -- 0.4%
    MobiNil*......................     181,096        5,893,813
                                                 --------------
FINLAND -- 6.3%
    Nokia AB Oyj..................   1,083,067       55,492,648
    Nokia Corp. Cl-A [ADR]........     767,460       38,325,034
    Tieto Corp. Cl-B..............      73,145        2,450,554
                                                 --------------
                                                     96,268,236
                                                 --------------
FRANCE -- 5.5%
    Alcatel Corp. ................     261,560       17,225,050
    Canal Plus....................      20,506        3,459,601
    Cap Gemini SA.................      27,126        4,797,495
    Havas Advertising SA..........     543,064       12,467,775
    Schneider SA..................      71,682        5,016,091
    STMicroelectronics NV.........     238,953       15,117,809
    STMicroelectronics NV NY Reg..       5,985          384,162
    Total Fina SA Cl-B*...........     171,356       26,380,151
                                                 --------------
                                                     84,848,134
                                                 --------------
GERMANY -- 3.1%
    EM.TV & Merchandising AG......     112,168        6,666,426
    Intershop Communications AG...       4,801        2,204,447
    Marschollek, Lautenschlaeger
      und Partner AG Pfd. ........      29,790       14,835,032
    Pharmacia Corp. ..............     183,563        9,487,913
    Porsche AG Pfd. ..............       5,345       14,525,570
                                                 --------------
                                                     47,719,388
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
HONG KONG -- 9.5%
    China Telecom Ltd. ...........   3,052,000   $   26,917,791
    China Telecom Ltd. [ADR]*.....     469,560       83,493,637
    China Unicom Ltd. [ADR]*......     175,070        3,720,238
    Citic Pacific Ltd. ...........   2,566,000       13,430,712
    Legend Holdings Ltd. .........  18,850,000       18,257,467
                                                 --------------
                                                    145,819,845
                                                 --------------
INDIA -- 0.9%
    Reliance Industries [GDR]
      144A........................     693,998       14,573,958
                                                 --------------
ISRAEL -- 2.1%
    Check Point Software
      Technologies Ltd.*..........     153,370       32,476,098
                                                 --------------
ITALY -- 0.1%
    Finmeccanica SPA*.............   1,335,000        1,842,791
                                                 --------------
JAPAN -- 13.5%
    Fujitsu Ltd.*.................     164,000        5,688,766
    Furukawa Electric Co. ........     887,000       18,569,726
    Ito-Yokado Co. Ltd. ..........      61,000        3,678,397
    Murata Manufacturing Co.
      Ltd. .......................      67,000        9,638,237
    NEC Corp. ....................     600,000       18,884,419
    Nippon Telegraph & Telephone
      Corp. ......................         363        4,837,644
    NTT Mobile Communication
      Network, Inc. ..............       2,680       72,698,394
    Rohm Co. Ltd. ................       8,100        2,373,312
    Shionogi & Co. Ltd. ..........     413,000        7,865,625
    SoftBank Corp. ...............      98,800       13,447,067
    Sony Corp. ...................     279,600       26,162,575
    Sony Corp. [ADR]*.............      34,490        3,252,838
    Takeda Chemical Industries
      Ltd. .......................     232,000       15,261,786
    Yamanouchi Pharmaceutical Co.
      Ltd. .......................      68,000        3,721,308
                                                 --------------
                                                    206,080,094
                                                 --------------
KOREA -- 5.1%
    Dacom Corp. ..................      29,520        4,275,812
    Samsung Electronics Co. ......     105,300       34,848,529
    Samsung Electronics Co. [GDR]
      144A*.......................     108,020        9,870,328
    SK Telecom Co. Ltd. [ADR].....     797,681       28,965,791
                                                 --------------
                                                     77,960,460
                                                 --------------
MEXICO -- 4.6%
    Grupo Televisa SA [GDR].......     341,460       23,539,399
    Telefonos de Mexico SA Cl-L
      [ADR].......................     830,790       47,458,879
                                                 --------------
                                                     70,998,278
                                                 --------------
NETHERLANDS -- 3.8%
    ASM Lithography Holding NV*...     113,126        4,882,029
    ASM Lithography Holding NV NY
      Reg. .......................      50,835        2,243,094
    Getronics NV..................     221,940        3,435,900
    IFCO Systems NV*..............       7,691          203,481
    IFCO Systems NV NY Reg.*......       9,395          239,573
    Koninklijke (Royal) Philips
      Electronics NV..............     636,671       30,149,106

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
    Koninklijke Numico NV.........      45,219   $    2,154,318
    Unilever NV...................      68,628        3,161,019
    Versatel Telecom International
      NV*.........................     297,744       12,558,221
                                                 --------------
                                                     59,026,741
                                                 --------------
SINGAPORE -- 1.6%
    Chartered Semiconductor
      Manufacturing Ltd. [ADR]*...      66,930        6,023,700
    Datadraft Asia Ltd. ..........     923,520        8,126,977
    Flextronics International
      Ltd. .......................      44,370        3,047,664
    Singapore Press Holdings
      Ltd. .......................     323,000        5,044,014
    ST Assembly Test Services
      Ltd.*.......................      99,595        2,564,571
                                                 --------------
                                                     24,806,926
                                                 --------------
SOUTH AFRICA -- 0.8%
    Dimension Data Holdings
      Ltd. .......................   1,536,200       12,711,467
                                                 --------------
SPAIN -- 4.2%
    Banco Bilbao Vizcaya SA.......   1,817,369       27,264,019
    Telefonica SA*................   1,760,589       37,972,827
                                                 --------------
                                                     65,236,846
                                                 --------------
SWEDEN -- 3.5%
    Adcore AB.....................     151,164        1,171,985
    Assa Abloy AB Cl-B............     661,689       13,353,402
    Ericsson, (L.M.) Telephone Co.
      [ADR].......................     599,704       11,994,080
    Ericsson, (L.M.) Telephone Co.
      Cl-B........................     749,488       14,911,622
    Securitas AB Cl-B.............     589,296       12,564,345
                                                 --------------
                                                     53,995,434
                                                 --------------
SWITZERLAND -- 0.5%
    Serono SA Cl-B................       9,556        7,992,374
                                                 --------------
TAIWAN -- 2.6%
    Taiwan Semiconductor
      Manufacturing Co. Ltd.*.....     793,290       30,789,568
    Taiwan Semiconductor
      Manufacturing Co. Ltd.
      [ADR]*......................     236,054        9,147,083
                                                 --------------
                                                     39,936,651
                                                 --------------
UNITED KINGDOM -- 11.3%
    AstraZeneca Group PLC.........     286,619       13,386,112
    AstraZeneca Group PLC
      [ADR]*......................       3,495          162,518
    Autonomy Corp. PLC*...........      12,717        1,564,191
    Baltimore Technologies PLC*...     517,530        3,956,591
    Cambridge Antibody Technology
      Group PLC*..................     309,631       14,015,543
    Capita Group PLC..............     279,706        6,847,091
    Colt Telecom Group PLC........     533,397       17,765,096
    Compass Group PLC.............     455,486        6,002,582
    Egg PLC 144A*.................     710,601        1,844,948
    Energis PLC...................     134,214        5,034,930
    GEO Interactive Media Group
      PLC++*......................     119,036        2,270,613

                                      SHARES         VALUE
                                      ------         -----
    Logica PLC....................     196,112   $    4,643,391
    Oxford GlycoSciences PLC*.....     238,514        6,770,324
    Prudential Corp. PLC..........     793,411       11,627,005
    SEMA Group PLC................     199,352        2,836,892
    Telewest Communications PLC...     679,361        2,344,929
    The Sage Group PLC............     684,277        5,542,172
    Vodafone AirTouch PLC.........  15,292,251       61,812,596
    Williams PLC*.................     858,972        4,973,988
                                                 --------------
                                                    173,401,512
                                                 --------------
TOTAL FOREIGN STOCK
  (Cost $941,754,783).............                1,366,304,706
                                                 --------------

                                          PAR
                                         (000)
                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
    Federal Home Loan Bank 5.87%,
      08/25/00........................  $30,000    29,723,625
      5.90%, 07/24/00.................   25,000    24,905,285
      5.92%, 09/27/00.................   25,000    24,634,111
                                                 ------------
    (Cost $79,246,354)................             79,263,021
                                                 ------------

                                        SHARES
                                        ------
U.S. STOCK -- 4.6%
BUSINESS SERVICES -- 0.1%
    Autonomy Corp.*..................     11,625      1,429,875
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.5%
    Comverse Technology, Inc. .......     81,270      7,558,110
                                                   ------------
SEMICONDUCTORS -- 1.4%
    JDS Uniphase Corp. ..............    176,630     21,173,521
                                                   ------------
TELECOMMUNICATIONS -- 2.6%
    Amdocs Ltd. .....................    437,380     33,568,915
    NTL, Inc.*.......................    123,785      7,411,627
                                                   ------------
                                                     40,980,542
                                                   ------------
TOTAL U.S. STOCK
  (Cost $29,294,621).................                71,142,048
                                                   ------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)
                                       ---------
FOREIGN BONDS -- 0.0%
NETHERLANDS
    United Pan-Europe Communications
      11.25%, 02/01/10
    (Cost $650,243)..................       655         586,225
                                                   ------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)
                                       -------
COMMERCIAL PAPER -- 1.8%
  CIT Group Holdings, Inc.
    6.84%, 07/03/00
  (Cost $28,189,284).................  $28,200  $   28,189,284
                                                --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,079,135,285)..............            1,545,485,284
LIABILITIES IN EXCESS OF OTHER
  ASSETS --(0.3%)....................               (5,333,437)
                                                --------------
NET ASSETS -- 100.0%.................           $1,540,151,847
                                                ==============

Foreign currency exchange contracts outstanding at June 30, 2000:

                                               IN                         UNREALIZED
SETTLEMENT                  CONTRACTS       EXCHANGE      CONTRACTS     APPRECIATION/
MONTH        TYPE          TO RECEIVE         FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
10/00        Buy    CHF       9,300,000   $  5,539,735   $  5,773,170     $  233,435
07/00        Buy    EUR       4,002,830      3,791,529      3,837,069         45,540
09/00        Buy    EUR      93,900,000     88,055,149     90,441,544      2,386,395
10/00        Buy    EUR      31,800,000     29,740,508     30,675,142        934,634
01/01        Buy    EUR       9,200,000      8,747,666      8,934,033        186,367
07/00        Buy    GBP       1,551,569      2,332,443      2,348,905         16,462
09/00        Buy    GBP      12,000,000     18,073,420     18,193,167        119,747
07/00        Buy    JPY     144,589,512      1,373,300      1,366,611         (6,689)
09/00        Buy    JPY   6,720,000,000     65,263,723     64,307,567       (956,156)
10/00        Buy    JPY   1,725,000,000     16,553,592     16,574,887         21,295
07/00        Buy    HKD         575,895         73,879         73,880              1
03/01        Buy    HKD     181,000,000     23,214,369     23,232,382         18,013
05/01        Buy    HKD     152,000,000     19,399,105     19,508,827        109,722
07/00        Buy    KOR   7,015,137,360      6,304,608      6,291,669        (12,939)
                                          ------------   ------------     ----------
                                          $288,463,026   $291,558,853     $3,095,827
                                          ============   ============     ==========

                                               IN                         UNREALIZED
SETTLEMENT                 CONTRACTS        EXCHANGE      CONTRACTS     APPRECIATION/
MONTH       TYPE           TO DELIVER         FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
09/00
            Sell   CAD       17,600,000   $ 12,126,891   $ 11,906,050    $   220,841
10/00
            Sell   CAD       11,600,000      7,845,790      7,859,398        (13,608)
07/00
            Sell   CHF       12,450,000      7,642,726      7,728,599        (85,873)
09/00
            Sell   CHF      147,700,000    141,198,824    142,310,921     (1,112,097)
10/00
            Sell   CHF       46,550,000     44,734,550     44,903,393       (168,843)
11/00
            Sell   CHF       27,500,000     25,161,950     26,594,716     (1,432,766)
01/01
            Sell   CHF       21,800,000     20,907,175     21,165,382       (258,207)
07/00
            Sell   EUR        2,494,722      2,354,680      2,391,413        (36,733)
07/00
            Sell   GBP           96,675        145,411        146,355           (944)
09/00
            Sell   GBP       42,300,000     67,148,668     64,139,103      3,009,565
10/00
            Sell   GBP          700,000      1,107,820      1,061,716         46,104

                                               IN                         UNREALIZED
SETTLEMENT                 CONTRACTS        EXCHANGE      CONTRACTS     APPRECIATION/
MONTH       TYPE           TO DELIVER         FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
01/01
            Sell   GBP       11,200,000   $ 17,141,600   $ 17,023,088    $   118,512
03/01
            Sell   HKD      454,900,000     58,387,681     58,389,008         (1,327)
05/01
            Sell   HKD      787,000,000    100,159,009    101,009,428       (850,419)
06/01
            Sell   HKD       96,400,000     12,373,901     12,371,932          1,969
07/00
            Sell   JPY      259,409,216      2,464,056      2,451,848         12,208
09/00
            Sell   JPY   15,265,000,000    146,226,950    145,979,287        247,663
10/00
            Sell   JPY    2,050,000,000     20,256,917     19,697,691        559,226
11/00
            Sell   JPY    1,490,000,000     14,064,565     14,433,478       (368,913)
01/01
            Sell   JPY      560,000,000      5,455,431      5,490,183        (34,752)
01/01
            Sell   KOR      600,000,000        534,759        538,104         (3,345)
02/01
            Sell   KOR    4,180,000,000      3,734,737      3,748,796        (14,059)
07/01
            Sell   SGD        4,600,000      2,844,253      2,938,489        (94,236)
                                          ------------   ------------    -----------
                                          $714,018,344   $714,278,378    $  (260,034)
                                          ============   ============    ===========

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2000. Percentages are based on net assets.

                      INDUSTRY
                      --------
Advertising.........................................   0.8%
Aerospace...........................................   0.1%
Automobile Manufacturers............................   0.9%
Broadcasting........................................   6.1%
Business Services...................................   1.9%
Chemicals...........................................   0.9%
Computer Hardware...................................   4.2%
Computer Services & Software........................   4.0%
Consumer Products & Services........................   0.8%
Electronic Components & Equipment...................  11.1%
Financial-Bank & Trust..............................   1.8%
Financial Services..................................   1.1%
Food................................................   0.7%
Insurance...........................................   0.8%
Internet Services...................................  15.4%
Machinery & Equipment...............................   0.3%
Metals & Mining.....................................   0.9%
Oil & Gas...........................................   2.5%
Pharmaceuticals.....................................   5.1%
Retail & Merchandising..............................   0.2%
Semiconductors......................................   4.3%
Telecommunications..................................  24.9%
                                                      -----
Total...............................................  88.8%
                                                      =====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++ Illiquid security. At the end of the period, this security amounted to 0.1% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.7% of net assets.

See Notes to Financial Statements.

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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 98.6%
ADVERTISING -- 0.4%
    Omnicom Group, Inc. ..............    5,300   $    472,031
    TMP Worldwide, Inc.*..............    7,300        538,831
    True North Communications,
      Inc. ...........................   21,900        932,119
                                                  ------------
                                                     1,942,981
                                                  ------------
AEROSPACE -- 1.4%
    Boeing Co. .......................   65,800      2,751,263
    Northrop Grumman Corp. ...........   57,900      3,835,875
                                                  ------------
                                                     6,587,138
                                                  ------------
AIRLINES -- 0.1%
    AMR Corp.*........................    4,600        121,613
    Delta Air Lines, Inc. ............    4,700        237,643
                                                  ------------
                                                       359,256
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 1.1%
    Ford Motor Co. ...................   83,100      3,573,300
    General Motors Corp. .............   31,300      1,817,356
                                                  ------------
                                                     5,390,656
                                                  ------------
AUTOMOTIVE PARTS -- 0.4%
    Eaton Corp. ......................   23,200      1,554,400
    Visteon Corp.*....................   10,881        131,926
                                                  ------------
                                                     1,686,326
                                                  ------------
BEVERAGES -- 0.9%
    Anheuser-Busch Companies, Inc. ...   23,400      1,747,688
    Coca-Cola Co. ....................    3,900        224,006
    PepsiCo, Inc. ....................   54,200      2,408,512
                                                  ------------
                                                     4,380,206
                                                  ------------
BROADCASTING -- 0.0%
    Hispanic Broadcasting Corp.*......    7,200        238,500
                                                  ------------
BUILDING MATERIALS -- 0.3%
    Sherwin Williams Co. .............   44,300        938,606
    USG Corp. ........................   11,200        340,200
                                                  ------------
                                                     1,278,806
                                                  ------------
BUSINESS SERVICES -- 0.1%
    Diamond Technology Partners
      Cl-A*...........................    2,600        228,800
    Galileo International, Inc. ......    8,400        175,350
    Manpower, Inc. ...................    8,500        272,000
                                                  ------------
                                                       676,150
                                                  ------------
CAPITAL GOODS -- 0.4%
    Briggs & Stratton Corp. ..........   14,600        500,050
    Cummins Engine Co., Inc. .........   47,800      1,302,550
                                                  ------------
                                                     1,802,600
                                                  ------------
CHEMICALS -- 0.9%
    Dow Chemical Co. .................  112,200      3,387,037
    DuPont, (E.I.) de Nemours &
      Co. ............................    6,800        297,500
    Engelhard Corp. ..................   25,400        433,388
                                                  ------------
                                                     4,117,925
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
CLOTHING & APPAREL -- 0.5%
    Limited, Inc. ....................   84,900   $  1,835,962
    Liz Claiborne, Inc. ..............   15,300        539,325
    Reebok International Ltd.*........    6,200         98,813
                                                  ------------
                                                     2,474,100
                                                  ------------
COMPUTER HARDWARE -- 4.8%
    Adaptec, Inc.*....................   16,200        368,550
    Apple Computer, Inc.*.............   55,000      2,880,625
    Compaq Computer Corp. ............    2,800         71,575
    Dell Computer Corp.*..............   83,400      4,112,663
    EMC Corp.*........................   47,600      3,662,225
    Gateway, Inc.*....................    3,600        204,300
    Hewlett-Packard Co. ..............   42,600      5,319,675
    Insight Enterprises, Inc.*........    1,400         83,038
    International Business Machines
      Corp. ..........................   54,000      5,916,374
    Sandisk Corp.*....................    4,500        275,344
    Seagate Technology, Inc.*.........    5,000        275,000
                                                  ------------
                                                    23,169,369
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 11.2%
    Adobe Systems, Inc. ..............    5,800        754,000
    Advanced Digital Information
      Corp.*..........................    9,400        149,813
    Automatic Data Processing,
      Inc. ...........................    5,400        289,238
    BEA Systems, Inc.*................    2,100        103,819
    Cisco Systems, Inc.*..............  255,200     16,221,149
    Computer Associates International,
      Inc. ...........................   29,300      1,499,794
    Electronic Data Systems Corp. ....   41,200      1,699,500
    InfoSpace.com, Inc.*..............    2,100        116,025
    MarchFirst, Inc.*.................   43,300        790,225
    Microsoft Corp.*..................  173,800     13,903,999
    Network Appliance, Inc.*..........   10,600        853,300
    Oracle Corp.*.....................  109,100      9,171,218
    Siebel Systems, Inc.*.............    3,900        637,894
    Sun Microsystems, Inc.*...........   66,800      6,074,625
    Sybase, Inc.*.....................   15,100        347,300
    Veritas Software Corp.*...........   10,400      1,175,363
                                                  ------------
                                                    53,787,262
                                                  ------------
CONGLOMERATES -- 2.5%
    Corning, Inc. ....................    9,200      2,482,850
    ITT Industries, Inc. .............   14,300        434,363
    Johnson Controls, Inc. ...........    5,400        277,088
    Minnesota Mining & Manufacturing
      Co. ............................   35,600      2,936,999
    National Service Industries,
      Inc. ...........................   32,700        637,650
    Philip Morris Companies, Inc. ....   81,100      2,154,219
    Tyco International Ltd. ..........   37,800      1,790,775
    Viad Corp. .......................   37,700      1,027,325
                                                  ------------
                                                    11,741,269
                                                  ------------
CONSTRUCTION -- 0.1%
    Centex Corp. .....................    2,500         58,750
    Dycom Industries, Inc.*...........    6,000        276,000
                                                  ------------
                                                       334,750
                                                  ------------

                                       74
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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
CONSUMER PRODUCTS & SERVICES -- 2.3%
    Alberto-Culver Co. Cl-B...........    4,400   $    134,475
    Avon Products, Inc. ..............    8,800        391,600
    Bausch & Lomb, Inc. ..............   21,300      1,648,088
    Church and Dwight Co., Inc. ......   12,400        223,200
    Colgate-Palmolive Co. ............   26,400      1,580,700
    Eastman Kodak Co. ................   20,100      1,195,950
    Fortune Brands, Inc. .............    8,100        186,806
    International Flavors &
      Fragrances, Inc. ...............   11,200        338,100
    Procter & Gamble Co. .............   43,500      2,490,375
    Tupperware Corp. .................   57,600      1,267,200
    UST, Inc. ........................   36,400        534,625
    Whirlpool Corp. ..................   26,400      1,230,900
                                                  ------------
                                                    11,222,019
                                                  ------------
CONTAINERS & PACKAGING -- 0.1%
    Ball Corp. .......................   15,800        508,563
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 7.1%
    Agilent Technologies, Inc.*.......   11,842        873,348
    Analog Devices, Inc.*.............   12,400        942,400
    AVX Corp. ........................   32,000        734,000
    Cabletron Systems, Inc.*..........    6,300        159,075
    Credence Systems Corp.*...........   19,700      1,087,194
    Cypress Semiconductor Corp.*......    9,600        405,600
    Diebold, Inc. ....................   15,300        426,488
    Electronics for Imaging, Inc.*....    7,900        199,969
    General Electric Co. .............  380,100     19,385,099
    KEMET Corp.*......................   45,300      1,135,331
    KLA-Tencor Corp.*.................   22,500      1,317,656
    PerkinElmer, Inc. ................    7,000        462,875
    Proxicom, Inc.*...................    2,000         95,750
    Rockwell International Corp. .....   12,700        400,050
    Sensormatic Electronics Corp.*....   22,000        347,875
    Technitrol, Inc. .................    1,000         96,875
    Teradyne, Inc.*...................   16,000      1,176,000
    Texas Instruments, Inc. ..........   43,100      2,960,430
    TXU Corp. ........................   24,000        708,000
    Vishay Intertechnology, Inc.*.....   23,800        902,913
                                                  ------------
                                                    33,816,928
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.9%
    Anchor Gaming*....................    2,800        134,225
    Brunswick Corp. ..................   36,700        607,844
    Disney, (Walt) Co. ...............  139,300      5,406,581
    Pixar, Inc.*......................   10,000        352,500
    Time Warner, Inc. ................   16,100      1,223,600
    Viacom, Inc. Cl-B*................   20,000      1,363,750
                                                  ------------
                                                     9,088,500
                                                  ------------
EQUIPMENT SERVICES -- 0.2%
    Hertz Corp. Cl-A..................   30,100        844,681
                                                  ------------
FINANCIAL-BANK & TRUST -- 2.7%
    Bank of America Corp. ............  135,900      5,843,699
    Chase Manhattan Corp. ............   83,850      3,862,341
    City National Corp. ..............    2,600         92,300
    First Union Corp. ................   14,400        357,300
    GreenPoint Financial Corp. .......   39,900        748,125

                                        SHARES       VALUE
                                        ------       -----
    MBNA Corp. .......................    8,700   $    235,988
    Silicon Valley Bancshares*........   18,200        775,775
    UnionBanCal Corp. ................   43,200        801,900
                                                  ------------
                                                    12,717,428
                                                  ------------
FINANCIAL SERVICES -- 7.3%
    AMBAC Financial Group, Inc. ......   18,400      1,008,550
    Americredit Corp.*................    7,300        124,100
    AXA Financial, Inc. ..............    4,300        146,200
    Block, (H&R), Inc. ...............   10,600        343,175
    Citigroup, Inc. ..................  196,800     11,857,199
    Deluxe Corp. .....................   44,500      1,048,531
    Dun & Bradstreet Corp. ...........    2,800         80,150
    Fannie Mae........................   75,000      3,914,063
    Fleet Financial Group, Inc. ......  160,200      5,446,800
    Lehman Brothers Holdings, Inc. ...   21,000      1,985,813
    Merrill Lynch & Co., Inc. ........   10,000      1,150,000
    Metris Companies, Inc. ...........   35,550        893,194
    Morgan Stanley Dean Witter &
      Co. ............................   66,900      5,569,424
    PNC Financial Services Group,
      Inc. ...........................   15,900        745,313
    Providian Financial Corp. ........    7,900        711,000
                                                  ------------
                                                    35,023,512
                                                  ------------
FOOD -- 2.7%
    Archer Daniels Midland Co. .......    7,900         77,519
    Bestfoods, Inc. ..................    1,700        117,725
    ConAgra, Inc. ....................  140,800      2,683,999
    Great Atlantic & Pacific Tea Co.,
      Inc. ...........................   13,300        221,113
    Heinz, (H.J.) Co. ................    2,800        122,500
    Hormel Foods Corp. ...............   15,800        265,638
    IBP, Inc. ........................   36,300        560,381
    Keebler Foods Co. ................   10,300        382,388
    Kellogg Co. ......................   28,600        850,850
    Quaker Oats Co. ..................   50,300      3,778,787
    Ralston Purina Group..............   22,000        438,625
    Safeway, Inc.*....................   16,100        726,513
    Supervalu, Inc. ..................  113,900      2,171,218
    Sysco Corp. ......................    4,300        181,138
    Unilever NV NY Reg................    6,600        283,800
                                                  ------------
                                                    12,862,194
                                                  ------------
HEALTHCARE SERVICES -- 0.6%
    Oxford Health Plans, Inc.*........   32,400        771,525
    PacifiCare Health Systems,
      Inc.*...........................    2,800        168,525
    United HealthGroup, Inc. .........   22,700      1,946,525
                                                  ------------
                                                     2,886,575
                                                  ------------
INSURANCE -- 2.9%
    American General Corp. ...........    2,000        122,000
    American International Group,
      Inc. ...........................   12,925      1,518,688
    Arthur J. Gallagher & Co. ........   12,700        533,400
    CIGNA Corp. ......................   40,300      3,768,049
    Lincoln National Corp. ...........   80,300      2,900,837
    Marsh & McLennan Companies,
      Inc. ...........................    6,500        678,844
    MetLife, Inc.*....................   25,800        543,413
    MGIC Investment Corp. ............   21,800        991,900
    PMI Group, Inc. ..................   29,600      1,406,000
    Radian Group, Inc. ...............   27,400      1,417,950

                                       75
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AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    The Hartford Financial Services
      Group, Inc. ....................    1,900   $    106,281
    Torchmark Corp. ..................    3,000         74,063
                                                  ------------
                                                    14,061,425
                                                  ------------
INTERNET SERVICES -- 1.5%
    America Online, Inc.*.............   87,400      4,610,350
    Yahoo!, Inc.*.....................   19,500      2,415,563
                                                  ------------
                                                     7,025,913
                                                  ------------
MACHINERY & EQUIPMENT -- 1.5%
    Advanced Energy Industries*.......    3,534        208,314
    Asyst Technologies, Inc.*.........   13,300        455,525
    Caterpillar, Inc. ................    5,000        169,375
    Cooper Industries, Inc. ..........   10,400        338,650
    Dover Corp. ......................   68,400      2,774,474
    Illinois Tool Works, Inc. ........   15,500        883,500
    Kulicke & Soffa Industries,
      Inc.*...........................   20,900      1,240,938
    Pall Corp. .......................   36,700        692,713
    Stanley Works, Inc. ..............   16,900        401,375
                                                  ------------
                                                     7,164,864
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    Bard, (C.R.), Inc. ...............   17,700        851,813
    Baxter International, Inc. .......   16,900      1,188,281
    Beckman Coulter, Inc. ............    2,300        134,263
    Cytyc Corp.*......................    6,200        330,925
    Johnson & Johnson Co. ............   81,800      8,333,375
    Mallinckrodt, Inc. ...............   42,700      1,854,781
                                                  ------------
                                                    12,693,438
                                                  ------------
METALS & MINING -- 0.4%
    Alcan Aluminum Ltd. ..............   12,400        384,400
    Alcoa, Inc. ......................    2,200         63,800
    Barrick Gold Corp. ...............   17,600        320,100
    Nucor Corp. ......................   16,200        537,637
    Placer Dome, Inc. ................   19,900        190,294
    USX-U.S. Steel Group, Inc. .......    3,900         72,394
    Worthington Industries, Inc. .....   24,200        254,100
                                                  ------------
                                                     1,822,725
                                                  ------------
OFFICE EQUIPMENT -- 0.2%
    Pitney Bowes, Inc. ...............   19,900        796,000
    Xerox Corp. ......................    5,900        118,000
                                                  ------------
                                                       914,000
                                                  ------------
OIL & GAS -- 7.0%
    Amerada Hess Corp. ...............    7,100        438,425
    BJ Services Co.*..................   14,000        875,000
    Chevron Corp. ....................   61,800      5,241,413
    Ensco International, Inc. ........    8,100        290,081
    Exxon Mobil Corp. ................   99,100      7,785,543
    Kerr-McGee Corp. .................   84,000      4,950,750
    Keyspan Corp. ....................   12,500        384,375
    Noble Drilling Corp.*.............    9,000        370,688
    Occidental Petroleum Corp. .......  243,800      5,135,038
    Phillips Petroleum Co. ...........   14,400        729,900
    Royal Dutch Petroleum Co. ........   56,900      3,502,906

                                        SHARES       VALUE
                                        ------       -----
    Texaco, Inc. .....................    6,300   $    335,475
    Tidewater, Inc. ..................   25,800        928,800
    Ultramar Diamond Shamrock
      Corp. ..........................  103,900      2,578,019
                                                  ------------
                                                    33,546,413
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.7%
    International Paper Co. ..........   29,068        866,590
    Temple-Inland, Inc. ..............   19,500        819,000
    Westvaco Corp. ...................   30,500        756,781
    Weyerhaeuser Co. .................   22,100        950,300
                                                  ------------
                                                     3,392,671
                                                  ------------
PHARMACEUTICALS -- 8.0%
    Allergan, Inc. ...................    7,400        551,300
    Andrx Corp.*......................    1,900        121,452
    Bristol-Meyers Squibb Co. ........   81,000      4,718,250
    Cardinal Health, Inc. ............    5,300        392,200
    Elan Corp. PLC [ADR]*.............    5,300        256,719
    Jones Pharma, Inc. ...............   15,600        623,025
    Lilly, (Eli) & Co. ...............   29,400      2,936,325
    Merck & Co., Inc. ................  107,200      8,214,199
    Pfizer, Inc. .....................  323,150     15,511,199
    Schering-Plough Corp. ............   96,700      4,883,350
                                                  ------------
                                                    38,208,019
                                                  ------------
PRINTING & PUBLISHING -- 0.6%
    Gannett Co., Inc. ................   17,800      1,064,663
    Knight-Ridder, Inc. ..............    8,400        446,775
    Tribune Co. ......................   40,300      1,410,500
                                                  ------------
                                                     2,921,938
                                                  ------------
RAILROADS -- 0.1%
    Burlington Northern Santa Fe
      Corp. ..........................   15,300        350,943
    Union Pacific Corp. ..............    7,400        275,188
                                                  ------------
                                                       626,131
                                                  ------------
REAL ESTATE -- 0.2%
    CarrAmerica Realty Corp. [REIT]...   27,600        731,400
    Spieker Properties, Inc. [REIT]...    4,000        189,000
                                                  ------------
                                                       920,400
                                                  ------------
RESTAURANTS -- 0.3%
    Brinker International, Inc.*......    8,900        260,325
    Darden Restaurants, Inc. .........   46,900        762,125
    Tricon Global Restaurants,
      Inc.*...........................   21,600        610,200
                                                  ------------
                                                     1,632,650
                                                  ------------
RETAIL & MERCHANDISING -- 4.7%
    Best Buy Co., Inc.*...............    9,600        607,200
    Circuit City Stores, Inc. ........   22,200        736,763
    Federated Department Stores,
      Inc.*...........................   74,200      2,504,250
    Home Depot, Inc. .................   72,200      3,605,488
    Lowe's Companies, Inc. ...........   14,700        603,619
    Michael's Stores, Inc.*...........   10,100        462,706
    RadioShack Corp. .................    6,400        303,200
    Sears, Roebuck & Co. .............  161,400      5,265,675
    Talbots, Inc. ....................    9,200        498,525
    Tiffany & Co. ....................   11,700        789,750

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    Wal-Mart Stores, Inc. ............  108,500   $  6,252,312
    Zale Corp.*.......................   27,300        996,450
                                                  ------------
                                                    22,625,938
                                                  ------------
SEMICONDUCTORS -- 4.8%
    Advanced Micro Devices, Inc.*.....    9,100        702,975
    Applied Materials, Inc.*..........   36,400      3,298,750
    Conexant Systems, Inc.*...........   12,200        593,225
    Integrated Device Technology,
      Inc.*...........................   27,200      1,628,600
    Intel Corp. ......................  109,800     14,678,888
    International Rectifier Corp.*....    4,700        263,200
    Lam Research Corp.*...............   23,500        881,250
    LTX Corp.*........................   10,700        373,831
    National Semiconductor Corp.*.....    9,200        522,100
    Varian Semiconductor Equipment
      Associates, Inc.*...............    1,100         69,094
                                                  ------------
                                                    23,011,913
                                                  ------------
TELECOMMUNICATIONS -- 10.3%
    Alltel Corp. .....................    9,900        613,181
    AT&T Corp. .......................   82,800      2,618,550
    Bell Atlantic Corp.*..............   84,400      4,288,575
    BellSouth Corp. ..................  131,500      5,605,188
    Comcast Corp. Cl-A*...............   57,000      2,308,500
    GTE Corp. ........................   44,200      2,751,450
    Lucent Technologies, Inc. ........    9,400        556,950
    MasTec, Inc.*.....................    2,500         95,469
    MediaOne Group, Inc.*.............   17,700      1,181,475
    Motorola, Inc. ...................   60,900      1,769,906
    Nextel Communications, Inc.
      Cl-A*...........................   34,300      2,098,731
    Nokia Corp. Cl-A [ADR]............    4,500        224,719
    Nortel Networks Corp. NY Reg.*....   92,900      6,340,424
    QUALCOMM, Inc.*...................   28,200      1,692,000
    SBC Communications, Inc. .........  131,500      5,687,375
    Scientific-Atlanta, Inc. .........   17,600      1,311,200
    Sprint Corp. (FON Group)..........   56,500      2,881,500
    Sprint Corp. (PCS Group)*.........   20,100      1,195,950
    Telephone & Data Systems, Inc. ...    2,700        270,675
    U.S. West, Inc. ..................   18,600      1,594,950
    WorldCom, Inc.*...................   94,800      4,348,950
                                                  ------------
                                                    49,435,718
                                                  ------------
TRANSPORTATION -- 0.2%
    FedEx Corp.*......................    5,800        220,400
    Paccar, Inc. .....................   12,000        476,250
    United Parcel Service, Inc.
      Cl-B............................    3,100        182,900
                                                  ------------
                                                       879,550
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
UTILITIES -- 2.5%
    Ameren Corp. .....................   18,000   $    607,500
    Calpine Corp.*....................    7,900        519,425
    Conectiv, Inc. Cl-A...............    1,600         39,000
    Consolidated Edison, Inc. ........    1,500         44,438
    Constellation Energy Group........    7,300        237,706
    Duke Energy Corp. ................   22,400      1,262,800
    Edison International Co. .........   14,000        287,000
    GPU, Inc. ........................   25,500        690,094
    Minnesota Power, Inc. ............   38,200        737,738
    PG&E Corp. .......................   63,200      1,556,300
    PPL Corp. ........................    5,900        129,431
    Public Service Enterprise Group,
      Inc. ...........................   53,600      1,855,900
    Reliant Energy, Inc. .............   95,100      2,811,393
    Sempra Energy.....................   18,400        312,800
    Unicom Corp. .....................   23,000        889,813
                                                  ------------
                                                    11,981,338
                                                  ------------
TOTAL COMMON STOCK
  (Cost $445,891,261).................             471,802,738
                                                  ------------
                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.2%
    Federal Home Loan Bank
      6.23%, 07/03/00
      (Cost $5,797,993)...............  $ 5,800      5,797,993
                                                  ------------
                                        SHARES
                                        ------
PREFERRED STOCK -- 0.1%
COMPUTER SERVICES & SOFTWARE -- 0.0%
    Morgan Stanley (EMC Perqs) 8.00%
      [CVT]...........................    5,272        134,436
                                                  ------------
RETAIL & MERCHANDISING -- 0.1%
    Morgan Stanley (Home Depot Perqs)
      6.00% [CVT]*....................   24,200        308,550
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost $461,380).....................                 442,986
                                                  ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $452,150,634).................             478,043,717
OTHER ASSETS LESS
  LIABILITIES -- 0.1%.................                 717,572
                                                  ------------
NET ASSETS -- 100.0%..................            $478,761,289
                                                  ============

$187,500 has been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2000:

                           EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION                  MONTH      CONTRACTS   DEPRECIATION
----------------------------------------------------------------
S&P 500..................    09/00         10         $41,655
                                                      =======

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 58.5%
AEROSPACE -- 0.5%
    Boeing Co. .......................   22,400   $    936,600
    Northrop Grumman Corp. ...........    4,400        291,500
                                                  ------------
                                                     1,228,100
                                                  ------------
AIRLINES -- 0.0%
    AMR Corp.*........................      800         21,150
    Delta Air Lines, Inc. ............    1,300         65,731
                                                  ------------
                                                        86,881
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    Ford Motor Co. ...................   19,600        842,800
    General Motors Corp. .............    4,500        261,281
                                                  ------------
                                                     1,104,081
                                                  ------------
AUTOMOTIVE PARTS -- 0.0%
    Visteon Corp.*....................    2,566         31,116
                                                  ------------
BEVERAGES -- 0.5%
    Anheuser-Busch Companies, Inc. ...    5,400        403,313
    Coors, (Adolph) Co. Cl-B..........    3,900        235,950
    PepsiCo, Inc. ....................   10,800        479,925
                                                  ------------
                                                     1,119,188
                                                  ------------
CAPITAL GOODS -- 0.1%
    Cummins Engine Co., Inc. .........    8,900        242,525
                                                  ------------
CHEMICALS -- 0.7%
    Dow Chemical Co. .................   39,900      1,204,481
    DuPont, (E.I.) de Nemours &
      Co. ............................    9,800        428,750
                                                  ------------
                                                     1,633,231
                                                  ------------
COMPUTER HARDWARE -- 2.8%
    Apple Computer, Inc.*.............    9,800        513,275
    Dell Computer Corp.*..............   18,200        897,488
    EMC Corp.*........................   21,800      1,677,238
    Hewlett-Packard Co. ..............   15,400      1,923,074
    International Business Machines
      Corp. ..........................   12,200      1,336,663
                                                  ------------
                                                     6,347,738
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 7.5%
    Automatic Data Processing,
      Inc. ...........................    8,800        471,350
    Cisco Systems, Inc.*..............   82,900      5,269,330
    Computer Associates International,
      Inc. ...........................    9,300        476,044
    Electronic Data Systems Corp. ....   11,000        453,750
    MarchFirst, Inc.*.................   15,200        277,400
    Microsoft Corp.*..................   49,000      3,919,999
    Network Appliance, Inc.*..........    3,500        281,750
    Oracle Corp.*.....................   32,100      2,698,406
    Siebel Systems, Inc.*.............    1,200        196,275
    Sun Microsystems, Inc.*...........   24,000      2,182,500
    Sybase, Inc.*.....................    9,600        220,800
    Symantec Corp.*...................    3,800        204,963
    Veritas Software Corp.*...........    4,000        452,063
                                                  ------------
                                                    17,104,630
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
CONGLOMERATES -- 1.3%
    Corning, Inc. ....................    6,600   $  1,781,175
    Tyco International Ltd. ..........   16,900        800,638
    United Technologies Corp. ........    4,000        235,500
                                                  ------------
                                                     2,817,313
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 1.2%
    Avon Products, Inc. ..............    9,400        418,300
    Colgate-Palmolive Co. ............    9,800        586,775
    Fortune Brands, Inc. .............    6,300        145,294
    Procter & Gamble Co. .............    9,900        566,775
    Tupperware Corp. .................   14,400        316,800
    Universal Corp. ..................    8,000        169,000
    Whirlpool Corp. ..................    9,600        447,600
                                                  ------------
                                                     2,650,544
                                                  ------------
CONTAINERS & PACKAGING -- 0.0%
    Ball Corp. .......................    2,400         77,250
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    Analog Devices, Inc.*.............    5,500        418,000
    AVX Corp. ........................   17,400        399,113
    Comverse Technology, Inc.*........    3,000        279,000
    Credence Systems Corp.*...........    9,600        529,800
    Cypress Semiconductor Corp.*......    5,000        211,250
    General Electric Co. .............   82,900      4,227,899
    KEMET Corp.*......................   23,000        576,438
    KLA-Tencor Corp.*.................    6,900        404,081
    Rockwell International Corp. .....    4,100        129,150
    Teradyne, Inc.*...................    8,200        602,700
    Texas Instruments, Inc. ..........    5,400        370,913
    TXU Corp. ........................    5,500        162,250
    Vishay Intertechnology, Inc.*.....   19,950        756,853
                                                  ------------
                                                     9,067,447
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.6%
    Disney, (Walt) Co. ...............   29,600      1,148,850
    Viacom, Inc. Cl-B*................   35,359      2,411,042
                                                  ------------
                                                     3,559,892
                                                  ------------
EQUIPMENT SERVICES -- 0.1%
    Hertz Corp. Cl-A..................   10,700        300,269
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.9%
    Bank of America Corp. ............   25,500      1,096,500
    Chase Manhattan Corp. ............   56,300      2,593,318
    Old Kent Financial Corp. .........    5,670        151,673
    Silicon Valley Bancshares*........    5,300        225,913
    UnionBanCal Corp. ................   16,400        304,425
                                                  ------------
                                                     4,371,829
                                                  ------------
FINANCIAL SERVICES -- 4.4%
    AMBAC Financial Group, Inc. ......   10,100        553,606
    Citigroup, Inc. ..................   43,000      2,590,750
    Deluxe Corp. .....................   19,200        452,400
    Fannie Mae........................   28,900      1,508,219
    Fleet Financial Group, Inc. ......   26,000        884,000
    Freddie Mac.......................   13,200        534,600
    Merrill Lynch & Co., Inc. ........    1,900        218,500
    Morgan Stanley Dean Witter &
      Co. ............................   27,800      2,314,350

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    Providian Financial Corp. ........    6,100   $    549,000
    Wells Fargo & Co. ................    8,000        310,000
                                                  ------------
                                                     9,915,425
                                                  ------------
FOOD -- 2.0%
    General Mills, Inc. ..............    4,800        183,600
    Hormel Foods Corp. ...............   14,500        243,781
    IBP, Inc. ........................   27,600        426,075
    Quaker Oats Co. ..................   26,700      2,005,837
    Ralston Purina Group..............   14,900        297,069
    Safeway, Inc.*....................   13,600        613,700
    Suiza Foods Corp.*................   12,400        606,050
    Sysco Corp. ......................    5,100        214,838
                                                  ------------
                                                     4,590,950
                                                  ------------
HEALTHCARE SERVICES -- 1.1%
    Amgen, Inc.*......................   15,200      1,067,800
    Oxford Health Plans, Inc.*........   21,900        521,494
    PacifiCare Health Systems,
      Inc.*...........................    4,400        264,825
    United HealthGroup, Inc. .........    8,500        728,875
                                                  ------------
                                                     2,582,994
                                                  ------------
HOTELS & MOTELS -- 0.1%
    MGM Grand, Inc. ..................    5,200        167,050
                                                  ------------
INSURANCE -- 1.4%
    American International Group,
      Inc. ...........................    1,950        229,125
    Arthur J. Gallagher & Co. ........    1,900         79,800
    CIGNA Corp. ......................    6,900        645,150
    Lincoln National Corp. ...........   33,400      1,206,575
    MGIC Investment Corp. ............   10,200        464,100
    Radian Group, Inc. ...............    8,500        439,875
                                                  ------------
                                                     3,064,625
                                                  ------------
INTERNET SERVICES -- 1.1%
    America Online, Inc.*.............   30,900      1,629,975
    Yahoo!, Inc.*.....................    6,800        842,350
                                                  ------------
                                                     2,472,325
                                                  ------------
MACHINERY & EQUIPMENT -- 0.7%
    Illinois Tool Works, Inc. ........   19,100      1,088,700
    Ingersoll-Rand Co. ...............    3,500        140,875
    Kulicke & Soffa Industries,
      Inc.*...........................    5,900        350,313
                                                  ------------
                                                     1,579,888
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Bard, (C.R.), Inc. ...............   11,800        567,875
    Johnson & Johnson Co. ............   21,000      2,139,375
    Mallinckrodt, Inc. ...............    6,600        286,688
    PE Corp.-PE Biosystems Group......    2,600        171,275
                                                  ------------
                                                     3,165,213
                                                  ------------
METALS & MINING -- 0.3%
    Alcan Aluminum Ltd. ..............    5,700        176,700
    Alcoa, Inc. ......................   14,200        411,800
                                                  ------------
                                                       588,500
                                                  ------------
OIL & GAS -- 3.6%
    Amerada Hess Corp. ...............   36,400      2,247,699
    Apache Corp. .....................   20,800      1,223,300
    BJ Services Co.*..................    3,300        206,250

                                        SHARES       VALUE
                                        ------       -----
    BP Amoco PLC [ADR]................   11,900   $    673,094
    Ensco International, Inc. ........   14,500        519,281
    Exxon Mobil Corp. ................   13,601      1,068,529
    Kerr-McGee Corp. .................   22,100      1,302,519
    Occidental Petroleum Corp. .......    9,600        202,200
    Texaco, Inc. .....................    2,500        133,125
    Union Pacific Resources Group,
      Inc. ...........................   23,100        508,200
                                                  ------------
                                                     8,084,197
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.5%
    International Paper Co. ..........    7,600        226,575
    Temple-Inland, Inc. ..............    5,600        235,200
    Westvaco Corp. ...................      900         22,331
    Weyerhaeuser Co. .................   13,300        571,900
                                                  ------------
                                                     1,056,006
                                                  ------------
PHARMACEUTICALS -- 4.6%
    Allergan, Inc. ...................    4,000        298,000
    Andrx Corp.*......................    2,600        166,197
    Biogen, Inc.*.....................    5,100        328,950
    Bristol-Meyers Squibb Co. ........   17,100        996,075
    Elan Corp. PLC [ADR]*.............    5,400        261,563
    Ivax Corp.*.......................    8,800        365,200
    Jones Pharma, Inc. ...............    9,850        393,384
    MedImmune, Inc.*..................    4,900        362,600
    Merck & Co., Inc. ................   11,200        858,200
    Pfizer, Inc. .....................   81,300      3,902,399
    Pharmacia Corp. ..................    8,000        413,500
    Schering-Plough Corp. ............   33,500      1,691,750
    Vertex Pharmaceuticals*...........    2,300        242,363
                                                  ------------
                                                    10,280,181
                                                  ------------
PRINTING & PUBLISHING -- 0.6%
    Dow Jones & Co., Inc. ............    9,400        688,550
    Valassis Communications, Inc.*....   14,800        564,250
                                                  ------------
                                                     1,252,800
                                                  ------------
RAILROADS -- 0.1%
    Union Pacific Corp. ..............    4,400        163,625
                                                  ------------
RESTAURANTS -- 0.3%
    Brinker International, Inc.*......   12,900        377,325
    Jack in the Box, Inc.*............   15,800        391,050
                                                  ------------
                                                       768,375
                                                  ------------
RETAIL & MERCHANDISING -- 3.1%
    Best Buy Co., Inc.*...............    5,400        341,550
    Federated Department Stores,
      Inc.*...........................    5,900        199,125
    Home Depot, Inc. .................   35,900      1,792,756
    Sears, Roebuck & Co. .............   10,600        345,825
    Tiffany & Co. ....................    2,800        189,000
    TJX Companies, Inc. ..............    7,300        136,875
    Wal-Mart Stores, Inc. ............   61,300      3,532,413
    Zale Corp.*.......................   10,300        375,950
                                                  ------------
                                                     6,913,494
                                                  ------------
SEMICONDUCTORS -- 3.5%
    Applied Materials, Inc.*..........   14,600      1,323,125
    Integrated Device Technology,
      Inc.*...........................   16,200        969,975
    Intel Corp. ......................   28,500      3,810,093

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    International Rectifier Corp.*....    8,500   $    476,000
    Lam Research Corp.*...............   15,800        592,500
    LSI Logic Corp.*..................    3,500        189,438
    National Semiconductor Corp.*.....    9,500        539,125
                                                  ------------
                                                     7,900,256
                                                  ------------
TELECOMMUNICATIONS -- 5.9%
    Adtran, Inc.*.....................    3,400        203,575
    AT&T Corp. .......................   32,100      1,015,163
    Bell Atlantic Corp.*..............    8,900        452,231
    BellSouth Corp. ..................   35,000      1,491,875
    Comcast Corp. Cl-A*...............   23,700        959,850
    Commscope, Inc.*..................   14,600        598,600
    Cox Communications, Inc. Cl-A*....    8,400        382,725
    Digital Lightwave, Inc.*..........    1,500        150,750
    GTE Corp. ........................   15,900        989,775
    Nextel Communications, Inc.
      Cl-A*...........................    7,400        452,788
    Nortel Networks Corp. NY Reg.*....   22,200      1,515,150
    QUALCOMM, Inc.*...................    8,300        498,000
    SBC Communications, Inc. .........   42,000      1,816,499
    Scientific-Atlanta, Inc. .........    5,200        387,400
    Sprint Corp. (FON Group)..........   15,800        805,800
    Sprint Corp. (PCS Group)*.........    6,600        392,700
    U.S. West, Inc. ..................    2,900        248,675
    WorldCom, Inc.*...................   18,600        853,275
                                                  ------------
                                                    13,214,831
                                                  ------------
UTILITIES -- 1.1%
    AES Corp.*........................    8,400        383,250
    Calpine Corp.*....................    6,400        420,800
    Minnesota Power, Inc. ............    9,600        185,400
    Public Service Enterprise Group,
      Inc. ...........................   21,000        727,125
    Reliant Energy, Inc. .............   16,800        496,650
    Southern Co. .....................   12,700        296,069
                                                  ------------
                                                     2,509,294
                                                  ------------
TOTAL COMMON STOCK
  (Cost $119,328,484).................             132,012,063
                                                  ------------
                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.4%
    Federal Home Loan Bank
      6.50%, 07/03/00.................  $ 5,800      5,797,905
                                                  ------------
    Federal Home Loan Mortgage Corp.
      7.00%, 06/01/14-08/01/29........    2,770      2,707,324
      7.50%, 08/01/29.................    1,710      1,688,234
                                                  ------------
                                                     4,395,558
                                                  ------------
    Federal National Conventional Loan
      7.00%, 03/01/28.................      629        607,043
                                                  ------------
    Federal National Mortgage Assoc.
      5.25%, 01/15/03.................    2,100      2,020,423
      6.00%, 07/20/13 [TBA]...........    1,000        945,935
      6.00%, 12/01/13-10/01/28........    3,170      2,924,037
      6.23%, 07/21/08.................      200        186,453
      6.50%, 04/29/09-07/01/29........    9,411      8,597,202

                                          PAR
                                         (000)       VALUE
                                         -----       -----
      7.00%, 05/01/11-05/01/30........  $ 3,022   $  2,929,330
      7.125%, 02/15/05-01/15/30.......    2,900      2,913,542
      7.25%, 01/15/10.................    2,150      2,171,248
      7.50%, 06/01/15-11/01/29........    4,212      4,173,561
      8.00%, 07/01/30 [TBA]...........      900        903,654
                                                  ------------
                                                    27,765,385
                                                  ------------
    Government National Mortgage
      Assoc.
      6.00%, 04/15/28-05/15/28........      561        517,230
      6.50%, 03/15/28-04/15/28........    1,538      1,460,616
      7.00%, 12/15/27-08/15/29........    1,745      1,696,690
      7.50%, 05/15/30.................    1,299      1,289,754
      8.00%, 03/15/27.................       68         69,014
      8.75%, 01/15/27-04/15/27........      104        106,917
                                                  ------------
                                                     5,140,221
                                                  ------------
    (Cost $44,468,101)................              43,706,112
                                                  ------------
CORPORATE OBLIGATIONS -- 12.8%
AEROSPACE -- 0.3%
    Raytheon Corp. 144A
      8.20%, 03/01/06.................      700        711,660
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.3%
    DaimlerChrysler
      7.125%, 03/01/02................      700        699,894
                                                  ------------
BEVERAGES -- 0.1%
    Pepsi Bottling Group, Inc. 144A
      7.00%, 03/01/29.................      300        269,933
                                                  ------------
BROADCASTING -- 0.2%
    Liberty Media Group
      8.25%, 02/01/30.................      400        368,260
                                                  ------------
CABLE TELEVISION -- 0.2%
    British Sky Broadcasting
      8.20%, 07/15/09.................      550        516,837
                                                  ------------
CONGLOMERATES -- 0.4%
    Tyco International Group SA 144A
      6.875%, 09/05/02................    1,000        990,230
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.1%
    Fort James Corp.
      6.625%, 09/15/04................      250        239,121
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.0%
    Bank of America Corp.
      6.125%, 07/15/04................      300        286,132
      7.80%, 02/15/10.................    1,300      1,295,280
    First Bank System, Inc.
      7.625%, 05/01/05................      100        100,368
    Fleet National Bank
      5.75%, 01/15/09.................      450        393,278
    Southern Investments UK
      6.80%, 12/01/06.................      300        277,304
                                                  ------------
                                                     2,352,362
                                                  ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
FINANCIAL SERVICES -- 3.7%
    BMW Vehicle Owner Trust
      6.41%, 04/25/03.................  $   600   $    595,071
    Cilcorp, Inc.
      8.70%, 10/15/09.................      700        706,552
    Ford Motor Credit Co.
      7.50%, 03/15/05.................    3,400      3,384,665
    General Motors Acceptance Corp.
      6.95%, 03/10/03.................      900        898,732
      7.125%, 05/01/03................      100         99,259
    Hutchison Whampoa Financial Corp.
      144A
      7.45%, 08/01/17.................      700        612,788
    Lehman Brothers Holdings, Inc.
      8.25%, 06/15/07.................    1,100      1,102,397
    Morgan Stanley Dean Witter & Co.
      7.125%, 01/15/03................      650        646,042
                                                  ------------
                                                     8,045,506
                                                  ------------
INSURANCE -- 0.1%
    Conseco, Inc.
      6.40%, 06/15/01.................      200        159,000
                                                  ------------
OIL & GAS -- 1.7%
    Enron Corp.
      6.70%, 11/15/06.................      700        663,777
    Gulf Canada Resources Ltd.
      8.35%, 08/01/06.................      900        895,500
    Kerr-McGee Corp.
      7.125%, 10/15/27................    1,000        890,814
    Petro Geo-Services ASA
      6.625%, 03/30/08................      900        797,354
    USX Corp.
      6.65%, 02/01/06.................      600        570,700
                                                  ------------
                                                     3,818,145
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.4%
    International Paper Co.
      8.125%, 07/08/05................      900        908,861
                                                  ------------
REAL ESTATE -- 0.4%
    Chelsea GCA Realty, Inc. [REIT]
      7.25%, 10/21/07.................      200        182,266
    EOP Operating LP
      6.75%, 02/15/08.................      900        820,732
                                                  ------------
                                                     1,002,998
                                                  ------------
RETAIL & MERCHANDISING -- 0.3%
    Home Depot, Inc.
      6.50%, 09/15/04.................      600        594,923
    Sears, Roebuck & Co.
      6.25%, 01/15/04.................      200        192,856
                                                  ------------
                                                       787,779
                                                  ------------
TELECOMMUNICATIONS -- 3.0%
    CSC Holdings, Inc.
      8.125%, 07/15/09................    1,000        974,694
    GTE North, Inc.
      5.65%, 11/15/08.................      500        434,986
    KPNQwest NV
      8.125%, 06/01/09................      500        472,500

                                          PAR
                                         (000)       VALUE
                                         -----       -----
    MCI Worldcom, Inc. [FRN] 144A
      6.72%, 06/30/00.................  $   800   $    800,045
    Sprint Capital Corp.
      7.625%, 06/10/02................    1,000      1,004,158
    TCI Communications, Inc.
      8.75%, 08/01/15.................      300        325,028
    Vodafone Airtouch PLC 144A
      7.75%, 02/15/10.................    1,350      1,340,697
    WorldCom, Inc.
      7.875%, 05/15/03................      700        706,412
      8.25%, 05/15/10.................      650        666,428
                                                  ------------
                                                     6,724,948
                                                  ------------
UTILITIES -- 0.6%
    Alliant Energy Resources
      7.375%, 11/09/09................      600        585,288
    Valero Energy Corp.
      8.375%, 06/15/05................      650        660,804
                                                  ------------
                                                     1,246,092
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $29,138,833)..................              28,841,626
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 8.2%
    U.S. Treasury Bonds
      9.25%, 02/15/16.................    2,550      3,304,639
      7.875%, 02/15/21................      700        831,469
      6.25%, 05/15/30.................    1,100      1,155,000
                                                  ------------
                                                     5,291,108
                                                  ------------
    U.S. Treasury Notes
      4.875%, 03/31/01................    4,700      4,644,188
      6.625%, 07/31/01................    1,900      1,903,563
      6.00%, 08/15/04.................      350        346,828
      5.875%, 11/15/04................    6,300      6,205,652
                                                  ------------
                                                    13,100,231
                                                  ------------
    (Cost $18,201,188)................              18,391,339
                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
    AmeriCredit Automobile Receivables
      Trust Series 1999-D C1-A3
      7.02%, 12/12/05.................      700        695,229
    Case Equipment Loan Trust Series
      1998-B Cl-A4
      5.92%, 10/15/05.................      300        294,515
    CIT RV Trust Series 1998-A Cl-A4
      6.09%, 02/15/12.................      300        291,842
    Comed Transitional Funding Trust
      Series 1998-1 Cl-A6
      5.63%, 06/25/09.................      100         92,239
    General Motors Acceptance Corp.
      Series 1999-Cl Cl-A2
      6.175%, 05/15/33................      450        412,843
    Morgan Stanley Capital I Series
      1998-WF1 Cl-A1
      6.25%, 07/15/07.................      176        170,733
    Morgan Stanley Capital I Series
      1998-WF1 Cl-A2
      6.55%, 12/15/07.................      800        762,915

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
    Nationslink Funding Corp. Series
      1998-2 Cl-A1
      6.00%, 11/20/07.................  $   180   $    171,551
    Nationslink Funding Corp. Series
      1999-1 Cl-A2
      6.316%, 11/20/08................      250        233,080
                                                  ------------
      (Cost $3,225,244)...............               3,124,947
                                                  ------------
SOVEREIGN ISSUES -- 0.6%
CANADA
    Province of Quebec
      5.75%, 02/15/09.................      800        715,865
      7.50%, 09/15/29.................      600        588,473
                                                  ------------
    (Cost $1,287,215).................               1,304,338
                                                  ------------
                                        SHARES       VALUE
                                        ------       -----
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund....   29,809   $     29,809
    Temporary Investment Fund.........   29,808         29,808
                                                  ------------
    (Cost $59,617)....................                  59,617
                                                  ------------
TOTAL INVESTMENTS -- 100.9%
  (Cost $215,708,682).................             227,440,042
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.9%)....................              (2,048,343)
                                                  ------------
NET ASSETS -- 100.0%..................            $225,391,699
                                                  ============

$112,500 has been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2000:

                           EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION                  MONTH      CONTRACTS   DEPRECIATION
----------------------------------------------------------------
S&P 500..................    09/00          6         $29,070
                                                      =======

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 2.1% of net assets.

See Notes to Financial Statements.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 90.0%
AUSTRALIA -- 1.6%
    News Corp. Ltd. [ADR]............     88,400   $  4,817,800
                                                   ------------
BRAZIL -- 1.1%
    Petroleo Brasileiro SA*..........    113,900      3,441,088
                                                   ------------
CANADA -- 3.9%
    Celestica, Inc. NY Reg.*.........     71,500      3,548,188
    Nortel Networks Corp. NY Reg.*...    121,000      8,258,250
                                                   ------------
                                                     11,806,438
                                                   ------------
DENMARK -- 2.6%
    Den Danske Bank..................        700         84,552
    ISS AS...........................     25,900      1,980,237
    Novo-Nordisk AS Cl-B.............     24,831      4,243,716
    Tele Danmark AS..................     20,900      1,412,643
                                                   ------------
                                                      7,721,148
                                                   ------------
FINLAND -- 3.4%
    Nokia Corp. Cl-A [ADR]...........    112,900      5,637,944
    Sonera Group Oyj.................     84,374      3,862,019
    Tieto Corp. Cl-B.................     23,300        780,613
                                                   ------------
                                                     10,280,576
                                                   ------------
FRANCE -- 12.8%
    Alcatel Corp. ...................     86,753      5,713,124
    Altran Technologies SA...........      8,087      1,589,958
    Aventis SA.......................     34,200      2,506,317
    AXA SA...........................     27,060      4,280,004
    Business Objects SA*.............     13,900      1,224,938
    Pinault-Printemps Redoute SA.....     13,300      2,966,747
    Sagem SA.........................      1,300      1,530,291
    Societe Generale.................     40,100      2,421,683
    Societe Television Francaise.....     48,600      3,400,882
    STMicroelectronics NV NY Reg.....     75,600      4,852,575
    Suez Lyonnaise des Eaux..........     25,600      4,503,067
    Total Fina SA Cl-B*..............      9,400      1,447,124
    Vivendi..........................     24,890      2,205,790
                                                   ------------
                                                     38,642,500
                                                   ------------
GERMANY -- 3.8%
    Intershop Communications AG......      5,564      2,554,789
    Marschollek, Lautenschlaeger Und
      Partner AG.....................      4,802      2,016,177
    SAP AG [ADR].....................     13,800        647,738
    Schering AG......................     15,600        853,125
    Siemens AG.......................     35,800      5,380,981
                                                   ------------
                                                     11,452,810
                                                   ------------
HONG KONG -- 3.6%
    Cheung Kong Holdings Ltd. .......     94,000      1,040,086
    China Telecom Ltd. ..............    532,000      4,692,091
    China Unicom Ltd. ...............     45,000         95,542
    China Unicom Ltd. [ADR]*.........     35,400        752,250
    Citic Pacific Ltd. ..............    200,000      1,046,821
    Hutchison Whampoa Ltd. ..........    254,000      3,193,317
                                                   ------------
                                                     10,820,107
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
ISRAEL -- 1.2%
    Check Point Software Technologies
      Ltd.*..........................     17,600   $  3,726,800
                                                   ------------
ITALY -- 4.7%
    Alleanza Assicurazioni...........    193,000      2,580,857
    Banco Intesa SPA.................    737,850      3,317,212
    Mediaset SPA.....................    119,609      1,834,494
    Mediolanum SPA...................    128,500      2,098,965
    Mondadori, (Arnoldo) Editore
      SPA............................     98,500      2,256,662
    Telecom Italia SPA...............    152,300      2,102,301
                                                   ------------
                                                     14,190,491
                                                   ------------
JAPAN -- 14.4%
    Canon, Inc. .....................     72,000      3,593,143
    Fuji Television Network, Inc. ...         78      1,223,801
    Hitachi Ltd. ....................    276,000      3,991,247
    Hoya Corp. ......................     24,000      2,154,979
    Japan Telecom Co. Ltd. ..........         38      1,652,150
    Kao Corp. .......................     35,000      1,071,818
    Keyence Corp. ...................      1,600        529,293
    Kyocera Corp. ...................     18,400      3,128,651
    Nomura Securities Co. Ltd. ......     97,000      2,379,125
    NTT Mobile Communication Network,
      Inc. ..........................         50      1,356,313
    Orix Corp. ......................     12,200      1,804,606
    Pioneer Corp. ...................     31,000      1,210,096
    Sharp Corp. .....................    174,000      3,083,604
    Sony Corp. ......................     20,800      1,946,286
    Takeda Chemical Industries
      Ltd. ..........................     26,000      1,710,373
    Tokyo Electron Ltd. .............     21,000      2,882,000
    Toshiba Corp. ...................    397,000      4,491,515
    Toyota Motor Corp. ..............     32,000      1,460,849
    Tyco International Ltd. .........     79,700      3,775,788
                                                   ------------
                                                     43,445,637
                                                   ------------
KOREA -- 2.8%
    Hyundai Motor Co. Ltd. ..........     62,200        797,730
    Samsung Electronics Co. .........     19,612      6,490,498
    SK Telecom Co. Ltd. .............      3,400      1,113,016
                                                   ------------
                                                      8,401,244
                                                   ------------
MEXICO -- 1.4%
    Grupo Televisa SA [GDR]..........     14,500        999,594
    Telefonos de Mexico SA Cl-L
      [ADR]..........................     55,300      3,159,012
                                                   ------------
                                                      4,158,606
                                                   ------------
NETHERLANDS -- 5.8%
    ASM Lithography Holding NV NY
      Reg. ..........................     17,000        750,125
    Getronics NV.....................    109,500      1,695,193
    ING Groep NV.....................     37,477      2,543,493
    Koninklijke (Royal) Philips
      Electronics NV NY Reg. ........    126,420      6,004,950

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AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Royal Dutch Petroleum Co. .......     26,200   $  1,612,938
    United Pan-Europe Communications
      NV.............................     26,683        700,582
    VNU NV...........................     81,700      4,236,934
                                                   ------------
                                                     17,544,215
                                                   ------------
PORTUGAL -- 0.4%
    Telecel-Comunicacoes Pessoais
      SA.............................     84,060      1,281,206
                                                   ------------
SPAIN -- 1.7%
    Banco Popular Espanol SA.........      6,600        204,985
    Sogecable SA.....................     26,867        958,579
    Telefonica SA*...................    189,982      4,097,579
                                                   ------------
                                                      5,261,143
                                                   ------------
SWEDEN -- 5.4%
    Assa Abloy AB Cl-B...............    123,744      2,497,251
    Atlas Copco AB...................     14,342        277,986
    Atlas Copco AB Cl-B..............     25,100        472,196
    Ericsson, (L.M.) Telephone Co.
      [ADR]..........................    237,000      4,740,000
    Modern Times Group AB Cl-B.......     27,210      1,302,995
    Netcom AB Cl-B...................     25,723      1,909,270
    Nordbanken Holding Co. AB........    282,877      2,144,786
    Securitas AB Cl-B................    140,600      2,997,724
                                                   ------------
                                                     16,342,208
                                                   ------------
SWITZERLAND -- 6.4%
    ABB AG...........................     37,664      4,522,496
    Adecco SA........................      1,840      1,568,346
    Credit Suisse Group..............     22,300      4,450,208
    Julius Baer Holdings AG Cl-B.....        706      2,800,433
    Novartis AG......................      2,439      3,875,833
    Swatch Group AG..................      1,585      2,021,617
                                                   ------------
                                                     19,238,933
                                                   ------------
UNITED KINGDOM -- 13.0%
    Amvescap PLC.....................    248,900      3,994,156
    Barclays PLC.....................     29,900        743,709
    Cable & Wireless PLC.............    196,336      3,326,016
    Capita Group PLC.................     61,600      1,507,943
    Centrica PLC.....................    746,817      2,492,970
    CMG PLC..........................    104,600      1,482,183
    Colt Telecom Group PLC...........     38,496      1,282,132
    Compass Group PLC................     87,200      1,149,158
    Diageo PLC.......................    191,811      1,721,958
    Energis PLC......................     45,565      1,709,334
    Hays PLC.........................    206,800      1,153,672
    Logica PLC.......................     48,800      1,155,449
    Misys PLC........................    175,200      1,480,003
    Pearson PLC......................     60,300      1,917,039
    SEMA Group PLC...................     94,620      1,346,496
    Shire Pharmaceuticals Group
      PLC............................     27,700        479,734
    Telewest Communications PLC......    280,645        968,694
    Vodafone AirTouch PLC............  2,180,502      8,813,776

                                        SHARES        VALUE
                                        ------        -----
    WPP Group PLC....................    162,400   $  2,372,508
                                                   ------------
                                                     39,096,930
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $246,480,463)................               271,669,880
                                                   ------------
                                          PAR
                                         (000)
                                       ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.8%
    Federal Home Loan Bank
      6.23%, 07/03/00................  $   3,600      3,598,754
      6.50%, 07/03/00................     20,000     19,992,778
                                                   ------------
    (Cost $23,591,532)...............                23,591,532
                                                   ------------
                                        SHARES
                                        ------
U.S. STOCK -- 2.2%
COMPUTER SERVICES & SOFTWARE -- 0.7%
    Comverse Technology, Inc. .......     22,400      2,083,200
                                                   ------------
SEMICONDUCTORS -- 0.9%
    JDS Uniphase Corp. ..............     22,160      2,656,430
                                                   ------------
TELECOMMUNICATIONS -- 0.6%
    Amdocs Ltd.......................     23,600      1,811,300
                                                   ------------
TOTAL U.S. STOCK
  (Cost $3,653,002)..................                 6,550,930
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $273,724,997)................               301,812,342
OTHER ASSETS LESS
  LIABILITIES -- 0.0%................                    57,606
                                                   ------------
NET ASSETS -- 100.0%.................              $301,869,948
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 2000:

                                            IN                      UNREALIZED
SETTLEMENT                CONTRACTS      EXCHANGE    CONTRACTS    APPRECIATION/
  MONTH      TYPE         TO RECEIVE       FOR        AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
07/00        Buy    CHF      469,735    $  285,883   $  288,973      $ 3,090
07/00        Buy    EUR    1,127,781     1,067,949    1,081,316       13,367
07/00        Buy    JPY  118,765,140     1,130,534    1,123,039       (7,495)
                                        ----------   ----------      -------
                                        $2,484,366   $2,493,328      $ 8,962
                                        ==========   ==========      =======
                                          IN                      UNREALIZED
SETTLEMENT               CONTRACTS      EXCHANGE     CONTRACTS    APPRECIATION/
 MONTH       TYPE        TO DELIVER       FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
07/00        Sell   EUR      490,525    $  466,401   $  470,617      $(4,216)
07/00        Sell   GBP       84,684       127,480      128,208         (728)
07/00        Sell   JPY  737,935,200     7,034,242    7,007,799       26,443
                                        ----------   ----------      -------
                                        $7,628,123   $7,606,624      $21,499
                                        ==========   ==========      =======

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2000. Percentages are based on net assets.

INDUSTRY
--------
Advertising.........................................   0.8%
Aerospace...........................................   0.5%
Automobile Manufacturers............................   0.7%
Beverages...........................................   0.6%
Broadcasting........................................   8.2%
Business Services...................................   7.2%
Computer Hardware...................................   3.9%
Computer Services & Software........................   1.7%
Consumer Products & Services........................   1.6%
Electronic Components & Equipment...................  11.4%
Financial-Bank & Trust..............................   6.2%
Financial Services..................................   3.4%
Food................................................   0.4%
Healthcare Services.................................   0.7%
Industrial Products.................................   1.8%
Insurance...........................................   3.0%
Machinery & Equipment...............................   0.2%
Metals & Mining.....................................   0.8%
Office Equipment....................................   1.2%
Oil & Gas...........................................   3.0%
Pharmaceuticals.....................................   4.5%
Real Estate.........................................   0.3%
Retail & Merchandising..............................   1.7%
Semiconductors......................................   2.6%
Telecommunications..................................  22.1%
Utilities...........................................   1.5%
                                                      -----
Total...............................................  90.0%
                                                      =====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 96.3%
AIRLINES -- 1.0%
    Midwest Express Holdings,
      Inc.*..........................    136,000   $  2,924,000
                                                   ------------
AUTOMOTIVE PARTS -- 0.7%
    Myers Industries, Inc. ..........    125,000      1,429,688
    TBC Corp.*.......................    177,000        818,625
                                                   ------------
                                                      2,248,313
                                                   ------------
BROADCASTING -- 1.5%
    Saga Communications, Inc.
      Cl-A*..........................    100,000      2,200,000
    Sinclair Broadcast Group,
      Inc.*..........................    200,000      2,200,000
                                                   ------------
                                                      4,400,000
                                                   ------------
BUILDING MATERIALS -- 9.8%
    Ameron International Corp. ......     40,000      1,430,000
    Florida Rock Industries, Inc. ...     60,000      2,137,500
    Genlyte Group, Inc.*.............      3,400         71,613
    Gibraltar Steel Corp. ...........    113,000      1,582,000
    Insituform Technologies, Inc.*...    160,000      4,340,000
    Lone Star Technologies, Inc.*....    128,000      5,919,999
    Modine Manufacturing Co. ........     80,000      2,160,000
    Republic Group, Inc. ............    189,000      1,701,000
    SCP Pool Corp.*..................    127,500      2,996,250
    Skyline Corp. ...................    115,000      2,472,500
    Thomas Industries, Inc. .........    140,000      2,476,250
    U.S. Aggregates, Inc. ...........    150,000      2,718,750
                                                   ------------
                                                     30,005,862
                                                   ------------
BUSINESS SERVICES -- 1.3%
    G & K Services, Inc. ............     10,700        268,169
    IT Group, Inc.*..................    330,000      1,608,750
    StaffMark, Inc.*.................    300,000      2,006,250
                                                   ------------
                                                      3,883,169
                                                   ------------
CHEMICALS -- 2.8%
    Arch Chemicals, Inc. ............    170,000      3,718,750
    Schulman, (A.), Inc. ............    105,000      1,266,563
    TETRA Technologies, Inc.*........    240,000      3,405,000
                                                   ------------
                                                      8,390,313
                                                   ------------
CLOTHING & APPAREL -- 1.0%
    Dan River, Inc. Cl-A*............    236,000      1,121,000
    Unifi, Inc.*.....................    160,000      1,980,000
                                                   ------------
                                                      3,101,000
                                                   ------------
COMPUTER HARDWARE -- 1.0%
    Analogic Corp. ..................     74,000      2,960,000
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 3.5%
    Analysts International Corp. ....    175,000      1,629,688
    CompuCom Systems, Inc.*..........    250,000        406,250
    Metro Information Services,
      Inc.*..........................     55,000        550,000
    Progress Software*...............    188,000      3,372,250
    SPSS, Inc.*......................    155,000      4,514,375
                                                   ------------
                                                     10,472,563
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.7%
    Culp, Inc. ......................    132,000        676,500
    Packaged Ice, Inc.*..............    350,000      1,443,750
                                                   ------------
                                                      2,120,250
                                                   ------------
CONTAINERS & PACKAGING -- 3.4%
    Aptargroup, Inc. ................    155,000      4,185,000

                                        SHARES        VALUE
                                        ------        -----
    Ivex Packaging Corp.*............    253,200   $  2,816,850
    Liqui-Box Corp. .................     68,000      3,366,000
                                                   ------------
                                                     10,367,850
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 8.3%
    Electro Rental Corp.*............    290,000      3,552,500
    FLIR Systems, Inc.*..............    180,000      1,170,000
    Franklin Electric Co., Inc. .....     45,000      3,048,750
    Landauer, Inc. ..................     62,000        964,875
    Littelfuse, Inc.*................    163,000      7,986,999
    Methode Electronics, Inc. Cl-A...    180,000      6,952,500
    Pioneer-Standard Electronics,
      Inc. ..........................    120,000      1,770,000
                                                   ------------
                                                     25,445,624
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.2%
    Newpark Resources, Inc.*.........    315,000      2,972,813
    Waste Connections, Inc.*.........      6,900        136,275
    Waterlink, Inc.*.................    150,000        375,000
                                                   ------------
                                                      3,484,088
                                                   ------------
EQUIPMENT SERVICES -- 0.2%
    Unifirst Corp. ..................     60,000        472,500
                                                   ------------
FINANCIAL-BANK & TRUST -- 7.4%
    Community First Bankshares,
      Inc. ..........................    235,000      3,833,438
    First Republic Bank*.............    142,000      2,831,125
    Silicon Valley Bancshares*.......    300,000     12,787,499
    Southwest Bancorporation of
      Texas, Inc.*...................    146,000      3,029,500
                                                   ------------
                                                     22,481,562
                                                   ------------
FINANCIAL SERVICES -- 4.6%
    Allied Capital Corp. ............    270,000      4,589,999
    American Capital Strategies
      Ltd. ..........................    140,000      3,342,500
    First Financial Fund, Inc.**.....    280,000      2,292,500
    Medallion Financial Corp. .......     20,000        308,750
    Triad Guaranty, Inc.*............    153,000      3,509,438
                                                   ------------
                                                     14,043,187
                                                   ------------
FOOD -- 0.7%
    International Multifoods
      Corp. .........................    120,000      2,077,500
                                                   ------------
FURNITURE -- 1.1%
    Stanley Furniture Co., Inc.*.....    145,000      3,190,000
                                                   ------------
INSURANCE -- 5.1%
    Brown & Brown, Inc. .............    150,000      7,799,999
    Hilb, Rogal & Hamilton Co. ......     40,000      1,387,500
    Markel Corp.*....................     22,000      3,115,750
    Medical Assurance, Inc.*.........    160,000      1,800,000
    Presidential Life Corp. .........     90,000      1,248,750
                                                   ------------
                                                     15,351,999
                                                   ------------
LUMBER & WOOD PRODUCTS -- 0.6%
    Deltic Timber Corp. .............     80,000      1,675,000
                                                   ------------
MACHINERY & EQUIPMENT -- 3.6%
    Alamo Group, Inc. ...............     56,600        707,500
    Carbo Ceramics, Inc. ............     88,000      3,091,000
    Smith, (A.O.) Corp. .............    130,000      2,721,875
    TransTechnology Corp. ...........    132,000      1,452,000
    Woodward Governor Co. ...........    107,500      3,043,594
                                                   ------------
                                                     11,015,969
                                                   ------------

AST T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
MEDICAL SUPPLIES & EQUIPMENT -- 2.1%
    Ocular Sciences, Inc.*...........     60,000   $    705,000
    Owens & Minor, Inc. .............    335,000      5,757,813
                                                   ------------
                                                      6,462,813
                                                   ------------
METALS & MINING -- 1.9%
    Homestake Mining Co. ............    120,000        825,000
    Layne Christensen Co.*...........    113,000        508,500
    Material Sciences Corp.*.........    161,000      1,610,000
    Penn Virginia Corp. .............    120,000      2,955,000
                                                   ------------
                                                      5,898,500
                                                   ------------
OFFICE EQUIPMENT -- 4.1%
    Aaron Rents, Inc. Cl-A...........     49,900        779,688
    Aaron Rents, Inc. Cl-B...........    190,100      2,388,131
    CompX International, Inc. .......    165,000      3,351,563
    IDEX Corp. ......................    125,000      3,945,312
    McGrath Rentcorp.................    106,000      1,802,000
                                                   ------------
                                                     12,266,694
                                                   ------------
OIL & GAS -- 5.1%
    Chieftan International, Inc.*....    185,000      3,526,563
    Cross Timbers Oil Co. ...........    232,000      5,132,999
    Devon Energy Corp. ..............     40,000      2,247,500
    Forest Oil Corp.*................    290,000      4,621,875
                                                   ------------
                                                     15,528,937
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.8%
    CSS Industries, Inc.*............     40,000        817,500
    Wausau-Mosinee Paper Corp. ......    170,000      1,455,625
                                                   ------------
                                                      2,273,125
                                                   ------------
PERSONAL SERVICES -- 1.5%
    Matthews International Corp.
      Cl-A...........................    161,000      4,669,000
                                                   ------------
PETROLEUM EXPLORATION & PRODUCTION -- 0.5%
    Companie Generale de Geophysique
      SA [ADR].......................    100,000      1,362,500
                                                   ------------
PHARMACEUTICALS -- 1.0%
    Bone Care International, Inc.*...     75,000      1,767,188
    Coulter Pharmaceutical, Inc.*....     60,000      1,230,000
                                                   ------------
                                                      2,997,188
                                                   ------------
REAL ESTATE -- 5.6%
    Apartment Investment & Management
      Co. Cl-A [REIT]................     50,000      2,162,500
    Glenborough Realty Trust, Inc.
      [REIT].........................    260,000      4,533,749
    Innkeepers USA Trust [REIT]......    220,000      2,007,500
    Pacific Gulf Properties, Inc.
      [REIT].........................    130,000      3,258,125
    Parkway Co. [REIT]...............     58,000      1,769,000
    Sun Communities, Inc. [REIT].....     95,000      3,176,563
                                                   ------------
                                                     16,907,437
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
RESTAURANTS -- 4.4%
    Consolidated Products, Inc.*.....    190,000   $  1,710,000
    RARE Hospitality International,
      Inc.*..........................    165,000      4,661,250
    Ruby Tuesday, Inc. ..............    545,000      6,846,563
                                                   ------------
                                                     13,217,813
                                                   ------------
RETAIL & MERCHANDISING -- 4.3%
    Bon-Ton Stores, Inc.*............    130,000        300,625
    Casey's General Stores, Inc. ....    245,000      2,541,875
    Fred's, Inc. ....................    153,000      2,754,000
    Goody's Family Clothing*.........    250,000      1,375,000
    Hancock Fabrics, Inc. ...........    190,000        807,500
    Jo-Ann Stores, Inc. Cl-B*........    122,000        930,250
    Stein Mart, Inc.*................    425,000      4,356,250
                                                   ------------
                                                     13,065,500
                                                   ------------
TRANSPORTATION -- 2.2%
    Hub Group, Inc. Cl-A*............    105,000      1,568,438
    Landstar Systems, Inc.*..........     87,000      5,181,937
                                                   ------------
                                                      6,750,375
                                                   ------------
UTILITIES -- 3.3%
    Black Hills Corp. ...............    160,000      3,610,000
    Cleco Corp. .....................    105,000      3,517,500
    United Water Resources, Inc. ....     70,000      2,441,250
    Vectran Corp.*...................     30,000        521,250
                                                   ------------
                                                     10,090,000
                                                   ------------
TOTAL COMMON STOCK (Cost
  $298,578,387)......................               291,600,631
                                                   ------------
PREFERRED STOCK -- 0.5%
    OIL & GAS
    Cross Timbers Oil Co. $1.5625
      Cl-A
    (Cost $1,188,022)................     33,000      1,551,000
                                                   ------------
                                          PAR
                                         (000)
                                       ---------
COMMERCIAL PAPER -- 1.3%
    UBS Finance, Inc.
      7.05%, 07/05/00
    (Cost $3,996,867)................  $   4,000      3,996,867
                                                   ------------
                                        SHARES
                                       ---------
SHORT-TERM INVESTMENTS -- 1.5%
    Temporary Investment Cash Fund
    (Cost $4,447,075)................  4,447,075      4,447,075
                                                   ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $308,210,351)................               301,595,573
OTHER ASSETS LESS
  LIABILITIES -- 0.4%................                 1,159,208
                                                   ------------
NET ASSETS -- 100.0%.................              $302,754,781
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

** Closed-end fund.

See Notes to Financial Statements.

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 96.1%
ADVERTISING -- 1.0%
    Omnicom Group, Inc. ...........    213,277   $   18,994,983
                                                 --------------
AEROSPACE -- 3.2%
    General Dynamics Corp. ........    497,224       25,979,954
    General Motors Corp. Cl-H*.....    390,878       34,299,545
                                                 --------------
                                                     60,279,499
                                                 --------------
AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co. ................    458,158       19,700,794
                                                 --------------
AUTOMOTIVE PARTS -- 0.3%
    Delphi Automotive Systems
      Corp. .......................    342,332        5,028,001
    Visteon Corp.*.................     59,988          727,355
                                                 --------------
                                                      5,755,356
                                                 --------------
BEVERAGES -- 3.2%
    Anheuser-Busch Companies,
      Inc. ........................    341,766       25,525,648
    Coca-Cola Co. .................    339,310       19,489,118
    Coca-Cola Enterprises, Inc. ...    434,193        7,082,773
    Pepsi Bottling Group, Inc. ....    284,968        8,317,504
                                                 --------------
                                                     60,415,043
                                                 --------------
BROADCASTING -- 2.0%
    Clear Channel Communications,
      Inc.*........................    400,978       30,073,350
    UnitedGlobalCom, Inc. Cl-A*....    185,678        8,680,447
                                                 --------------
                                                     38,753,797
                                                 --------------
COMPUTER HARDWARE -- 5.6%
    EMC Corp.*.....................  1,378,554      106,062,498
                                                 --------------
COMPUTER SERVICES & SOFTWARE -- 13.3%
    Adobe Systems, Inc. ...........    342,166       44,481,580
    Cisco Systems, Inc.*...........    566,601       36,014,576
    Microsoft Corp.*...............    237,903       19,032,240
    Oracle Corp.*..................  1,127,853       94,810,142
    Sun Microsystems, Inc.*........    597,101       54,298,872
    Veritas Software Corp.*........     30,648        3,463,703
                                                 --------------
                                                    252,101,113
                                                 --------------
CONGLOMERATES -- 4.0%
    Corning, Inc. .................    280,061       75,581,462
                                                 --------------
CONSTRUCTION -- 0.2%
    M.D.C. Holdings, Inc. .........    165,770        3,087,466
                                                 --------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Estee Lauder Companies, Inc.
      Cl-A.........................     94,698        4,681,632
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 9.5%
    Agilent Technologies, Inc.*....    332,807       24,544,516
    Flextronics International
      Ltd.*........................    259,925       17,853,598
    General Electric Co. ..........  1,163,994       59,363,694
    Sony Corp. ....................    296,405       27,954,697
    Texas Instruments, Inc. .......    706,210       48,507,799
    The Titan Corp.*...............     61,789        2,765,058
                                                 --------------
                                                    180,989,362
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
ENERGY SERVICES -- 0.7%
    Halliburton Co. ...............    276,133   $   13,030,026
                                                 --------------
ENTERTAINMENT & LEISURE -- 2.8%
    Time Warner, Inc. .............    699,009       53,124,684
                                                 --------------
FINANCIAL-BANK & TRUST -- 0.7%
    Northern Trust Corp. ..........    219,523       14,282,715
                                                 --------------
FINANCIAL SERVICES -- 9.6%
    American Express Co. ..........    156,816        8,174,034
    Citigroup, Inc. ...............    984,629       59,323,897
    Fannie Mae.....................  1,128,893       58,914,103
    Morgan Stanley Dean Witter &
      Co. .........................    684,495       56,984,209
                                                 --------------
                                                    183,396,243
                                                 --------------
HOTELS & MOTELS -- 1.8%
    Four Seasons Hotels, Inc. .....    561,121       34,894,712
                                                 --------------
INTERNET SERVICES -- 2.1%
    America Online, Inc.*..........    763,882       40,294,776
                                                 --------------
OIL & GAS -- 3.7%
    BP Amoco PLC [ADR].............    636,425       35,997,789
    Schlumberger Ltd. .............    464,033       34,628,463
                                                 --------------
                                                     70,626,252
                                                 --------------
PAPER & FOREST PRODUCTS -- 1.0%
    Kimberly-Clark Corp. ..........    337,375       19,356,891
                                                 --------------
PHARMACEUTICALS -- 7.8%
    Genentech, Inc.*...............    615,743      105,907,796
    Priority Healthcare Corp.
      Cl-B*........................    585,336       43,497,782
                                                 --------------
                                                    149,405,578
                                                 --------------
RETAIL & MERCHANDISING -- 8.7%
    Costco Companies, Inc.*........    587,618       19,391,394
    Home Depot, Inc. ..............  1,074,682       53,666,932
    Tiffany & Co. .................    471,817       31,847,648
    Wal-Mart Stores, Inc. .........  1,070,490       61,686,986
                                                 --------------
                                                    166,592,960
                                                 --------------
SEMICONDUCTORS -- 3.1%
    Applied Materials, Inc.*.......    607,368       55,042,725
    Chartered Semiconductor
      Manufacturing [ADR]*.........     50,000        4,500,000
                                                 --------------
                                                     59,542,725
                                                 --------------
TELECOMMUNICATIONS -- 10.3%
    Comcast Corp. Cl-A*............    981,079       39,733,700
    Ericsson, (L.M.) Telephone Co.
      [ADR]........................    855,446       17,108,920
    Nortel Networks Corp. NY
      Reg.*........................    540,859       36,913,627
    SBC Communications, Inc. ......    212,513        9,191,187
    Sprint Corp. (PCS Group)*......    998,244       59,395,518
    Vodafone AirTouch PLC [ADR]....    812,645       33,673,977
                                                 --------------
                                                    196,016,929
                                                 --------------

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
TRANSPORTATION -- 0.3%
    United Parcel Service, Inc.
      Cl-B.........................    108,280   $    6,388,520
                                                 --------------
TOTAL COMMON STOCK
  (Cost $1,440,866,221)............               1,833,356,016
                                                 --------------
                                        PAR
                                       (000)
                                       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.9%
    Federal Home Loan Bank   6.48%,
      07/03/00
    (Cost $74,773,072).............  $  74,800       74,773,072
                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,515,639,293)............               1,908,129,088
OTHER ASSETS LESS
  LIABILITIES -- 0.0%..............                     445,347
                                                 --------------
NET ASSETS -- 100.0%...............              $1,908,574,435
                                                 ==============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST COHEN & STEERS REALTY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 95.8%
APARTMENT/RESIDENTIAL -- 18.9%
    Apartment Investment & Management
      Co. Cl-A [REIT].................     66,500   $ 2,876,125
    Archstone Communities Trust
      [REIT]..........................    142,000     3,274,875
    Avalonbay Communities, Inc.
      [REIT]..........................     75,900     3,168,825
    Equity Residential Properties
      Trust [REIT]....................     80,500     3,702,999
    Essex Property Trust, Inc.
      [REIT]..........................     31,900     1,339,800
    Smith, (Charles E.) Residential
      Realty, Inc. ...................     25,600       972,800
    United Dominion Realty Trust, Inc.
      [REIT] .........................    144,900     1,593,900
                                                    -----------
                                                     16,929,324
                                                    -----------
COMMUNITY CENTER -- 2.5%
    Kimco Realty Corp. [REIT].........     54,600     2,238,600
                                                    -----------
DIVERSIFIED -- 13.5%
    Brookfield Properties Corp........    178,300     2,364,626
    Cresent Real Estate Equities
      Co..............................    156,800     3,214,400
    Vornado Realty Trust [REIT].......    189,600     6,588,600
                                                    -----------
                                                     12,167,626
                                                    -----------
HEALTH CARE -- 5.7%
    Health Care Property Investors,
      Inc. [REIT].....................    118,300     3,223,675
    Nationwide Health Properties,
      Inc.............................    138,600     1,931,738
                                                    -----------
                                                      5,155,413
                                                    -----------
HEALTHCARE SERVICES -- 0.6%
    Manor Care, Inc.*.................     80,100       560,700
                                                    -----------
HOTELS & MOTELS -- 6.7%
    Host Marriott Corp. ..............    231,600     2,171,250
    MeriStar Hospitality Corp. .......     40,000       840,000
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]..........     94,300     3,047,069
                                                    -----------
                                                      6,058,319
                                                    -----------
INDUSTRIAL -- 8.2%
    AMB Property Corp. [REIT].........    165,500     3,775,469
    First Industrial Realty Trust,
      Inc. [REIT].....................      5,600       165,200
    Prologis Trust [REIT].............    162,400     3,461,150
                                                    -----------
                                                      7,401,819
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
INTERNET SERVICES -- 2.4%
    Frontline Capital Group*..........     99,600   $ 2,122,725
                                                    -----------
OFFICE -- 16.6%
    Arden Realty, Inc. [REIT].........    146,400     3,440,400
    Equity Office Properties Trust
      [REIT]..........................    151,200     4,167,450
    Highwoods Properties, Inc.
      [REIT]..........................     38,300       919,200
    Mack-Cali Realty Corp. [REIT].....    195,600     5,024,474
    SL Green Realty Corp. [REIT]......     50,600     1,353,550
                                                    -----------
                                                     14,905,074
                                                    -----------
OFFICE/INDUSTRIAL -- 9.6%
    Boston Properties, Inc. [REIT]....     77,800     2,970,988
    PS Business Parks, Inc. [REIT]....     33,800       811,200
    Reckson Associates Realty Corp.
      [REIT]..........................     67,500     1,603,125
    Spieker Properties, Inc. [REIT]...     69,700     3,293,325
                                                    -----------
                                                      8,678,638
                                                    -----------
REGIONAL MALL -- 11.1%
    General Growth Properties, Inc.
      [REIT]..........................     79,300     2,517,775
    Macerich Co. [REIT]...............     55,200     1,217,850
    Rouse Co. [REIT]..................     86,200     2,133,450
    Simon Property Group, Inc.
      [REIT]..........................     83,200     1,846,000
    Taubman Centers, Inc. [REIT]......     43,400       477,400
    Weingarten Realty Investors
      [REIT]..........................     44,000     1,776,500
                                                    -----------
                                                      9,968,975
                                                    -----------
TOTAL COMMON STOCK
  (Cost $85,432,507)..................               86,187,213
                                                    -----------
SHORT-TERM INVESTMENTS -- 2.4%
    Temporary Investment Cash Fund....  1,069,613     1,069,613
    Temporary Investment Fund.........  1,069,612     1,069,612
                                                    -----------
    (Cost $2,139,225).................                2,139,225
                                                    -----------
TOTAL INVESTMENTS -- 98.2%
  (Cost $87,571,732)..................               88,326,438
OTHER ASSETS LESS
  LIABILITIES -- 1.8%.................                1,659,416
                                                    -----------
NET ASSETS -- 100.0%..................              $89,985,854
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST LORD ABBETT SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 92.6%
AEROSPACE -- 2.6%
    AAR Corp. .......................    123,600   $  1,483,200
    Alliant Techsystems, Inc.*.......     25,000      1,685,938
                                                   ------------
                                                      3,169,138
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 2.5%
    Oshkosh Truck Corp. .............     85,000      3,038,750
                                                   ------------
AUTOMOTIVE PARTS -- 2.3%
    American Axle & Manufacturing
      Holdings, Inc.*................     45,000        638,438
    Superior Industries
      International, Inc.............     85,000      2,188,750
                                                   ------------
                                                      2,827,188
                                                   ------------
BEVERAGES -- 1.5%
    Robert Mondavi Corp. Cl-A*.......     62,500      1,917,969
                                                   ------------
BROADCASTING -- 0.3%
    Salem Communications Corp.
      Cl-A*..........................     45,700        424,153
                                                   ------------
BUILDING MATERIALS -- 3.6%
    American Woodmark Corp. .........     13,000        266,500
    Florida Rock Industries, Inc. ...     23,000        819,375
    Hughes Supply, Inc. .............     65,000      1,283,750
    Simpson Manufacturing Co.,
      Inc.*..........................     45,000      2,151,563
                                                   ------------
                                                      4,521,188
                                                   ------------
BUSINESS SERVICES -- 2.4%
    American Management Systems,
      Inc.*..........................     52,000      1,707,063
    Baker, (Michael) Corp.*..........     40,000        260,000
    CIBER, Inc.*.....................     75,000        993,750
                                                   ------------
                                                      2,960,813
                                                   ------------
CHEMICALS -- 1.5%
    Fuller, (H.B.) Co. ..............     41,000      1,868,063
                                                   ------------
CLOTHING & APPAREL -- 3.1%
    AnnTaylor Stores Corp.*..........     36,700      1,215,688
    Cutter & Buck, Inc.*.............     42,900        340,519
    Pacific Sunwear of California,
      Inc.*..........................     50,000        937,500
    Phillips-Van Heusen Corp.........    145,000      1,377,499
                                                   ------------
                                                      3,871,206
                                                   ------------
COMPUTER HARDWARE -- 0.4%
    Analogic Corp. ..................     10,900        436,000
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 6.3%
    Analysts International Corp. ....     38,700        360,394
    Datastream Systems, Inc.*........    145,400      1,817,499
    Kronos, Inc.*....................     44,500      1,157,000
    Metro Information Services,
      Inc.*..........................     38,000        380,000
    Micros Systems, Inc.*............     46,200        857,588
    Systems & Computer Technology
      Corp.*.........................    165,000      3,299,999
                                                   ------------
                                                      7,872,480
                                                   ------------
CONSTRUCTION -- 0.8%
    Granite Construction, Inc........     40,000        980,000
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
CONSUMER PRODUCTS & SERVICES -- 1.2%
    Church and Dwight Co., Inc.......     80,000   $  1,440,000
                                                   ------------
CONTAINERS & PACKAGING -- 1.9%
    Ivex Packaging Corp.*............    215,000      2,391,875
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 12.8%
    Anixter International, Inc.*.....     22,600        598,900
    Kent Electronics Corp.*..........     85,000      2,534,063
    Moog, Inc. Cl-A*.................     75,900      2,001,863
    Rogers Corp.*....................    140,000      4,899,999
    Sensormatic Electronics Corp.*...    220,000      3,478,749
    Teleflex, Inc....................     35,000      1,297,188
    Woodhead Industries, Inc.........     60,900      1,111,425
                                                   ------------
                                                     15,922,187
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.7%
    Doral Financial Corp.............    180,000      2,058,749
    East West Bancorp, Inc...........     62,900        904,188
    UCBH Holdings, Inc...............     14,600        389,638
                                                   ------------
                                                      3,352,575
                                                   ------------
FINANCIAL SERVICES -- 1.3%
    Financial Federal Corp.*.........     90,000      1,563,750
                                                   ------------
FOOD -- 3.9%
    Dreyer's Grand Ice Cream, Inc....    134,400      2,822,400
    Smithfield Foods, Inc.*..........     70,000      1,964,375
                                                   ------------
                                                      4,786,775
                                                   ------------
FURNITURE -- 0.8%
    Furniture Brands International,
      Inc.*..........................     65,000        983,125
                                                   ------------
INDUSTRIAL PRODUCTS -- 4.9%
    Carlisle Companies, Inc..........     65,000      2,925,000
    Lydall, Inc.*....................     61,400        652,375
    MSC Industrial Direct Co.,
      Inc.*..........................     65,000      1,360,938
    Robbins & Myers, Inc.............     50,000      1,140,625
                                                   ------------
                                                      6,078,938
                                                   ------------
MACHINERY & EQUIPMENT -- 11.0%
    Astec Industries, Inc.*..........     11,600        294,350
    BEI Technologies, Inc............     70,500      1,802,156
    Gardner Denver, Inc.*............     49,700        888,388
    National-Oilwell, Inc.*..........    120,000      3,944,999
    Nordson Corp.....................     30,200      1,528,875
    Precision Castparts Corp.........     42,000      1,900,499
    SPS Technologies, Inc.*..........     43,000      1,765,688
    Universal Compression Holdings,
      Inc.*..........................     47,700      1,597,950
                                                   ------------
                                                     13,722,905
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 5.1%
    ICU Medical, Inc.*...............     53,000      1,431,000
    Invacare Corp....................    120,000      3,150,000
    Mentor Corp......................     62,800      1,707,375
                                                   ------------
                                                      6,288,375
                                                   ------------

AST LORD ABBETT SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
METALS & MINING -- 1.7%
    Carpenter Technology Corp........     36,000   $    760,500
    RTI International Metals,
      Inc.*..........................     40,000        455,000
    Shaw Group, Inc.*................     18,300        862,388
                                                   ------------
                                                      2,077,888
                                                   ------------
OIL & GAS -- 7.1%
    Basin Exploration, Inc.*.........     95,000      1,698,125
    Forest Oil Corp.*................     65,000      1,035,938
    Helmerich & Payne, Inc...........    100,300      3,560,649
    Marine Drilling Co., Inc.*.......     68,400      1,825,425
    Oceaneering International,
      Inc.*..........................     40,000        760,000
                                                   ------------
                                                      8,880,137
                                                   ------------
PHARMACEUTICALS -- 1.0%
    ChiRex, Inc.*....................     59,300      1,186,000
                                                   ------------
PRINTING & PUBLISHING -- 4.5%
    Houghton Mifflin Co.*............     32,000      1,494,000
    Scholastic Corp.*................     67,200      4,107,600
                                                   ------------
                                                      5,601,600
                                                   ------------
RESTAURANTS -- 0.5%
    BUCA, Inc.*......................     37,600        587,500
                                                   ------------
RETAIL & MERCHANDISING -- 2.5%
    Coldwater Creek, Inc.*...........     42,100      1,268,263
    Good Guys, Inc.*.................    131,900        478,138
    Shopko Stores, Inc.*.............     85,000      1,306,874
                                                   ------------
                                                      3,053,275
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
TELECOMMUNICATIONS -- 1.3%
    Commscope, Inc.*.................     39,600   $  1,623,600
                                                   ------------
TRANSPORTATION -- 1.1%
    Heartland Express, Inc.*.........     28,100        468,919
    Swift Transportation Co.,
      Inc.*..........................     60,200        842,800
                                                   ------------
                                                      1,311,719
                                                   ------------
TOTAL COMMON STOCK
  (Cost $99,388,550).................               114,739,172
                                                   ------------
SHORT-TERM INVESTMENTS -- 7.7%
    Temporary Investment Cash Fund...  4,743,118      4,743,118
    Temporary Investment Fund........  4,743,117      4,743,117
                                                   ------------
    (Cost $9,486,235)................                 9,486,235
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $108,874,785)................               124,225,407
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)...................                  (347,031)
                                                   ------------
NET ASSETS -- 100.0%.................              $123,878,376
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 98.0%
AEROSPACE -- 1.2%
    Boeing Co. ......................    125,800   $  5,260,013
    Honeywell International, Inc. ...     44,800      1,509,200
    Northrop Grumman Corp. ..........     31,600      2,093,500
                                                   ------------
                                                      8,862,713
                                                   ------------
AIRLINES -- 0.1%
    AMR Corp.*.......................     38,596      1,020,382
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co. ..................     89,700      3,857,100
    General Motors Corp. ............     38,582      2,240,167
                                                   ------------
                                                      6,097,267
                                                   ------------
AUTOMOTIVE PARTS -- 0.3%
    Genuine Parts Co. ...............     60,119      1,202,380
    Goodyear Tire & Rubber Co. ......     35,700        714,000
    Visteon Corp.*...................     11,745        142,404
                                                   ------------
                                                      2,058,784
                                                   ------------
BEVERAGES -- 0.9%
    Anheuser-Busch Companies,
      Inc. ..........................     10,700        799,156
    Coca-Cola Co. ...................     68,500      3,934,469
    PepsiCo, Inc. ...................     44,100      1,959,694
                                                   ------------
                                                      6,693,319
                                                   ------------
CHEMICALS -- 1.5%
    Dow Chemical Co. ................    145,500      4,392,281
    Eastman Chemical Co. ............     89,800      4,287,950
    Union Carbide Corp. .............     46,400      2,296,800
                                                   ------------
                                                     10,977,031
                                                   ------------
CLOTHING & APPAREL -- 0.3%
    V.F. Corp. ......................     95,375      2,283,039
                                                   ------------
COMPUTER HARDWARE -- 6.9%
    Apple Computer, Inc.*............     55,600      2,912,050
    Compaq Computer Corp. ...........    120,400      3,077,725
    Dell Computer Corp.*.............    138,000      6,805,125
    EMC Corp.*.......................    135,800     10,448,113
    Gateway, Inc.*...................     56,900      3,229,075
    Hewlett-Packard Co...............     95,200     11,888,100
    International Business Machines
      Corp...........................     88,000      9,641,500
    Seagate Technology, Inc.*........     33,800      1,859,000
                                                   ------------
                                                     49,860,688
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 11.0%
    Autodesk, Inc. ..................     53,700      1,862,719
    Cisco Systems, Inc.*.............    416,000     26,441,999
    Computer Associates
      International, Inc. ...........     60,400      3,091,725
    Computer Sciences Corp.*.........     10,100        754,344
    Microsoft Corp.*.................    248,600     19,887,999
    Oracle Corp.*....................    172,800     14,526,000
    Sun Microsystems, Inc.*..........    111,400     10,130,438
    Veritas Software Corp.*..........     19,100      2,158,598
                                                   ------------
                                                     78,853,822
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
CONGLOMERATES -- 2.6%
    Corning, Inc. ...................     11,700   $  3,157,538
    Minnesota Mining & Manufacturing
      Co. ...........................     49,000      4,042,500
    Philip Morris Companies, Inc. ...    295,700      7,854,530
    Tyco International Ltd. .........     75,500      3,576,813
                                                   ------------
                                                     18,631,381
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.4%
    Procter & Gamble Co. ............     19,700      1,127,825
    Whirlpool Corp. .................     42,500      1,981,563
                                                   ------------
                                                      3,109,388
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.2%
    General Electric Co. ............    596,600     30,426,600
    KLA-Tencor Corp.*................     40,000      2,342,500
    Tektronix, Inc. .................      8,500        618,375
    Teradyne, Inc.*..................     24,500      1,800,750
    Texas Instruments, Inc. .........    139,600      9,588,775
                                                   ------------
                                                     44,777,000
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.8%
    Disney, (Walt) Co. ..............    154,900      6,012,056
    Time Warner, Inc. ...............     66,400      5,046,400
    Viacom, Inc. Cl-B*...............    140,200      9,559,888
                                                   ------------
                                                     20,618,344
                                                   ------------
EQUIPMENT SERVICES -- 0.1%
    Polaroid Corp.*..................     55,000        993,438
                                                   ------------
FINANCIAL-BANK & TRUST -- 3.5%
    Bank of America Corp. ...........    165,700      7,125,099
    Bank One Corp. ..................    158,200      4,202,188
    Chase Manhattan Corp. ...........     23,400      1,077,863
    First Union Corp. ...............    174,100      4,319,856
    KeyCorp..........................     61,600      1,085,700
    MBNA Corp. ......................     30,600        830,025
    Morgan, (J.P.) & Co., Inc. ......     30,000      3,303,750
    National City Corp. .............    144,700      2,468,944
    Union Planters Corp. ............     39,800      1,111,913
                                                   ------------
                                                     25,525,338
                                                   ------------
FINANCIAL SERVICES -- 7.9%
    American Express Co. ............     91,500      4,769,438
    Citigroup, Inc. .................    251,700     15,164,924
    Fannie Mae.......................     81,900      4,274,156
    Fleet Financial Group, Inc. .....    151,100      5,137,400
    Freddie Mac......................     26,600      1,077,300
    Golden West Financial Corp. .....     70,700      2,885,444
    Lehman Brothers Holdings,
      Inc. ..........................     56,600      5,352,238
    MBIA, Inc. ......................     15,600        751,725
    Merrill Lynch & Co., Inc. .......     65,400      7,521,000
    Morgan Stanley Dean Witter &
      Co. ...........................     65,800      5,477,850
    Paine Webber Group, Inc. ........     11,600        527,800
    Wells Fargo & Co. ...............    118,600      4,595,750
                                                   ------------
                                                     57,535,025
                                                   ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOOD -- 1.6%
    Archer Daniels Midland Co. ......    383,500   $  3,763,093
    ConAgra, Inc. ...................    125,000      2,382,813
    Great Atlantic & Pacific Tea Co.,
      Inc. ..........................     85,700      1,424,763
    Heinz, (H.J.) Co. ...............     37,800      1,653,750
    Supervalu, Inc. .................    126,900      2,419,031
                                                   ------------
                                                     11,643,450
                                                   ------------
HEALTHCARE SERVICES -- 0.7%
    Amgen, Inc.*.....................     67,200      4,720,800
                                                   ------------
INSURANCE -- 2.5%
    Aetna, Inc. .....................     49,100      3,151,606
    American General Corp. ..........      9,100        555,100
    American International Group,
      Inc. ..........................     64,300      7,555,251
    Chubb Corp. .....................     34,900      2,146,350
    MGIC Investment Corp. ...........     35,600      1,619,800
    St. Paul Companies, Inc. ........     89,035      3,038,319
                                                   ------------
                                                     18,066,426
                                                   ------------
INTERNET SERVICES -- 1.0%
    America Online, Inc.*............     72,000      3,798,000
    Yahoo!, Inc.*....................     27,600      3,418,950
                                                   ------------
                                                      7,216,950
                                                   ------------
MACHINERY & EQUIPMENT -- 0.5%
    Black & Decker Corp. ............     43,000      1,690,438
    Deere & Co. .....................     52,900      1,957,300
                                                   ------------
                                                      3,647,738
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.2%
    Abbott Laboratories..............    149,400      6,657,638
    Johnson & Johnson Co. ...........     72,800      7,416,499
    Medtronic, Inc. .................     43,800      2,181,788
                                                   ------------
                                                     16,255,925
                                                   ------------
METALS & MINING -- 0.2%
    Alcan Aluminum Ltd. .............     30,500        945,500
    Alcoa, Inc. .....................     15,200        440,800
                                                   ------------
                                                      1,386,300
                                                   ------------
OIL & GAS -- 9.0%
    Amerada Hess Corp. ..............     61,000      3,766,750
    Ashland, Inc. ...................     85,100      2,983,819
    Chevron Corp. ...................     75,300      6,386,380
    Conoco, Inc. Cl-B*...............    165,300      4,060,181
    Exxon Mobil Corp. ...............    218,200     17,142,337
    Kerr-McGee Corp. ................     72,200      4,255,288
    Occidental Petroleum Corp. ......    184,600      3,888,138
    Phillips Petroleum Co. ..........     85,400      4,328,713
    Royal Dutch Petroleum Co. .......    121,400      7,473,687
    Sunoco, Inc. ....................    125,000      3,679,688
    Texaco, Inc. ....................    100,400      5,346,300
    Tosco Corp. .....................     65,500      1,874,938
                                                   ------------
                                                     65,186,219
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
PAPER & FOREST PRODUCTS -- 0.6%
    International Paper Co. .........     43,855   $  1,307,427
    Westvaco Corp. ..................    135,200      3,354,650
                                                   ------------
                                                      4,662,077
                                                   ------------
PHARMACEUTICALS -- 9.0%
    American Home Products Corp. ....     57,900      3,401,625
    Bristol-Meyers Squibb Co. .......    127,800      7,444,350
    Lilly, (Eli) & Co. ..............     84,400      8,429,450
    Merck & Co., Inc. ...............    174,700     13,386,387
    Pfizer, Inc. ....................    523,550     25,130,399
    Pharmacia Corp. .................     89,800      4,641,538
    Schering-Plough Corp. ...........     59,300      2,994,650
                                                   ------------
                                                     65,428,399
                                                   ------------
PRINTING & PUBLISHING -- 0.4%
    Dow Jones & Co., Inc. ...........     36,600      2,680,950
                                                   ------------
RAILROADS -- 0.3%
    Norfolk Southern Corp. ..........    135,900      2,021,513
    Union Pacific Corp. .............     13,600        505,750
                                                   ------------
                                                      2,527,263
                                                   ------------
RETAIL & MERCHANDISING -- 4.0%
    Dillard's, Inc. Cl-A.............     95,900      1,174,775
    Federated Department Stores,
      Inc.*..........................     66,900      2,257,875
    Home Depot, Inc. ................    134,200      6,701,613
    May Department Stores Co. .......     47,600      1,142,400
    Sears, Roebuck & Co. ............    116,900      3,813,863
    Wal-Mart Stores, Inc. ...........    239,900     13,824,237
                                                   ------------
                                                     28,914,763
                                                   ------------
SEMICONDUCTORS -- 6.1%
    Advanced Micro Devices, Inc.*....     32,400      2,502,900
    Applied Materials, Inc.*.........     68,800      6,235,000
    Intel Corp. .....................    225,400     30,133,162
    LSI Logic Corp.*.................     41,300      2,235,363
    Micron Technology, Inc.*.........     33,500      2,950,094
                                                   ------------
                                                     44,056,519
                                                   ------------
TELECOMMUNICATIONS -- 9.7%
    Andrew Corp.*....................     57,100      1,916,419
    AT&T Corp. ......................    160,700      5,082,138
    Bell Atlantic Corp.*.............    113,100      5,746,894
    BellSouth Corp. .................     59,000      2,514,875
    GTE Corp. .......................    119,800      7,457,549
    Lucent Technologies, Inc. .......    147,500      8,739,374
    Motorola, Inc. ..................    162,271      4,716,001
    Nortel Networks Corp. NY Reg.*...    187,600     12,803,699
    QUALCOMM, Inc.*..................     65,500      3,930,000
    SBC Communications, Inc. ........    112,300      4,856,975
    Scientific-Atlanta, Inc. ........     11,700        871,650
    Sprint Corp. (FON Group).........     25,700      1,310,700
    U.S. West, Inc. .................     79,700      6,834,275
    WorldCom, Inc.*..................     85,700      3,931,488
                                                   ------------
                                                     70,712,037
                                                   ------------
TRANSPORTATION -- 0.2%
    CSX Corp. .......................     61,200      1,296,675
                                                   ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
UTILITIES -- 3.5%
    AES Corp.*.......................     72,800   $  3,321,500
    Ameren Corp. ....................    103,900      3,506,625
    American Electric Power Co.,
      Inc. ..........................    162,160      4,803,989
    Cinergy Corp. ...................      3,600         91,575
    FirstEnergy Corp. ...............     50,000      1,168,750
    GPU, Inc. .......................    120,200      3,252,913
    New Century Energies, Inc. ......    108,900      3,341,869
    PG&E Corp. ......................    148,129      3,647,677
    Southern Co. ....................    112,100      2,613,331
                                                   ------------
                                                     25,748,229
                                                   ------------
TOTAL COMMON STOCK
  (Cost $687,938,259)................               712,047,679
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
SHORT-TERM INVESTMENTS -- 1.7%
    Temporary Investment Cash Fund...  6,025,141   $  6,025,141
    Temporary Investment Fund........  6,025,140      6,025,140
                                                   ------------
    (Cost $12,050,281)...............                12,050,281
                                                   ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $699,988,540)................               724,097,960
OTHER ASSETS LESS
  LIABILITIES -- 0.3%................                 1,816,504
                                                   ------------
NET ASSETS -- 100.0%.................              $725,914,464
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST KEMPER SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 95.2%
AEROSPACE -- 0.3%
    Remec, Inc.*...................     76,400   $    3,199,250
                                                 --------------
AUTOMOTIVE PARTS -- 1.2%
    Copart, Inc.*..................    795,400       12,726,400
                                                 --------------
BROADCASTING -- 0.7%
    Cumulus Media, Inc.*...........    858,900        7,837,463
                                                 --------------
BUILDING MATERIALS -- 2.7%
    Simpson Manufacturing Co.,
      Inc.*........................    115,200        5,508,000
    Trex Co., Inc.*................    467,100       23,355,000
                                                 --------------
                                                     28,863,000
                                                 --------------
BUSINESS SERVICES -- 5.4%
    AnswerThink Consulting Group,
      Inc.*........................    357,300        5,940,113
    Digital Courier Technologies,
      Inc.*........................    993,200        6,331,650
    ITXC Corp.*....................     67,300        2,382,841
    Korn/Ferry International*......    345,200       10,960,100
    Micromuse, Inc.*...............    137,400       22,737,552
    Newgen Results Corp.*..........    306,800        5,062,200
    RSA Security, Inc.*............     68,600        4,750,550
                                                 --------------
                                                     58,165,006
                                                 --------------
CHEMICALS -- 1.4%
    Cabot Microelectronics
      Corp.*.......................    325,400       14,887,050
                                                 --------------
CLOTHING & APPAREL -- 2.1%
    David's Bridal, Inc.*..........    296,300        3,425,969
    Gildan Activewear, Inc.
      Cl-A*........................    405,200       14,891,099
    Pacific Sunwear of California,
      Inc.*........................    218,350        4,094,063
                                                 --------------
                                                     22,411,131
                                                 --------------
COMPUTER HARDWARE -- 5.0%
    Cobalt Networks, Inc.*.........    272,700       15,782,513
    Mercury Computer Systems,
      Inc.*........................    238,300        7,700,069
    Silicon Storage Technology,
      Inc.*........................    347,100       30,653,268
                                                 --------------
                                                     54,135,850
                                                 --------------
COMPUTER SERVICES & SOFTWARE -- 20.9%
    Advent Software, Inc.*.........    341,400       22,020,300
    Braun Consulting, Inc.*........    359,000        7,583,875
    Brooks Automation, Inc.*.......    188,400       12,045,825
    BSQUARE Corp.*.................    571,800       12,829,763
    Information Architects
      Corp.*.......................    653,500        4,533,656
    ISS Group, Inc.*...............    315,600       31,160,568
    Mercator Software, Inc.*.......    401,800       27,623,749
    Mercury Interactive Corp.*.....    283,600       27,438,300
    National Computer Systems,
      Inc. ........................    184,500        9,086,625
    National Information
      Consortium, Inc. ............  1,090,200       12,401,025
    Numerical Technologies,
      Inc.*........................     43,000        2,090,875
    Pinnacle Systems, Inc.*........  1,182,900       26,596,767
    Precise Software Solutions
      Ltd.*........................      8,400          201,600
    Quintus Corp.*.................    493,300        9,796,630

                                      SHARES         VALUE
                                      ------         -----
    Radisys Corp.*.................    227,700   $   12,921,975
    Viador, Inc.*..................    598,500        9,501,188
                                                 --------------
                                                    227,832,721
                                                 --------------
CONSUMER PRODUCTS & SERVICES -- 2.0%
    JAKKS Pacific, Inc.*...........    462,700        6,824,825
    Rent-A-Center, Inc.*...........    470,700       10,590,750
    Steiner Leisure Ltd.*..........    175,700        3,975,213
                                                 --------------
                                                     21,390,788
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.9%
    Burr-Brown Corp.*..............    214,950       18,633,478
    Power-One, Inc.*...............    414,750       47,255,578
    SonoSight, Inc.*...............    315,500        9,090,344
                                                 --------------
                                                     74,979,400
                                                 --------------
FINANCIAL-BANK & TRUST -- 1.0%
    Hudson United Bankcorp.........    493,700       11,077,394
                                                 --------------
FINANCIAL SERVICES -- 0.7%
    Multex.com, Inc.*..............    311,200        7,838,350
                                                 --------------
FOOD -- 2.0%
    Hain Celestial Group, Inc.*....    423,505       15,537,339
    Wild Oats Markets, Inc.*.......    474,300        5,958,394
                                                 --------------
                                                     21,495,733
                                                 --------------
FURNITURE -- 1.0%
    Cost Plus, Inc.*...............    394,600       11,320,088
                                                 --------------
HEALTHCARE SERVICES -- 3.0%
    Albany Molecular Research,
      Inc.*........................    246,500       13,418,844
    Gene Logic, Inc.*..............    293,600       10,477,850
    MedQuist, Inc.*................    244,700        8,319,800
                                                 --------------
                                                     32,216,494
                                                 --------------
INTERNET SERVICES -- 3.3%
    Firstworld Communications,
      Inc.*........................    286,800        3,011,400
    Netopia, Inc.*.................    179,200        7,212,800
    Vicinity Corp.*................    204,700        4,017,238
    VocalTec Communications
      Ltd.*........................    313,900        7,219,700
    Watchguard Technologies,
      Inc.*........................    257,100       14,124,431
                                                 --------------
                                                     35,585,569
                                                 --------------
MACHINERY & EQUIPMENT -- 3.4%
    Asyst Technologies, Inc.*......     90,100        3,085,925
    National-Oilwell, Inc.*........    353,900       11,634,463
    SpeedFam-IPEC, Inc.*...........    473,000        8,602,688
    Universal Compression Holdings,
      Inc.*........................    409,400       13,714,899
                                                 --------------
                                                     37,037,975
                                                 --------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.5%
    Aclara Biosciences, Inc.*......    123,100        6,270,406
    Charles River Laboratories
      International, Inc.*.........    263,600        5,848,625
    Cytyc Corp.*...................    273,800       14,614,075
                                                 --------------
                                                     26,733,106
                                                 --------------

AST KEMPER SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
OIL & GAS -- 6.9%
    3Tec Energy Corp.*.............    299,000   $    2,990,000
    Barrett Resources Corp.*.......    358,600       10,914,888
    Key Production Co., Inc.*......    807,800       14,843,325
    Newfield Exploration Co.*......    206,500        8,079,313
    Precision Drilling Corp.*......    295,200       11,402,100
    Stone Energy Corp.*............    268,700       16,054,824
    Swift Energy Co.*..............    400,000       11,350,000
                                                 --------------
                                                     75,634,450
                                                 --------------
PERSONAL SERVICES -- 0.1%
    Cornell Corrections, Inc.*.....     87,900          703,200
                                                 --------------
PHARMACEUTICALS -- 3.7%
    Alexion Pharmaceuticals,
      Inc.*........................    305,400       21,836,100
    QLT PhotoTherapeutics, Inc.*...    231,900       17,928,769
                                                 --------------
                                                     39,764,869
                                                 --------------
REAL ESTATE -- 0.5%
    Costar Group, Inc.*............    215,000        5,388,438
                                                 --------------
RESTAURANTS -- 0.5%
    The Cheesecake Factory,
      Inc.*........................    186,700        5,134,250
                                                 --------------
RETAIL & MERCHANDISING -- 0.9%
    Duane Reade, Inc.*.............    362,500        9,334,375
                                                 --------------
SCIENCE & TECHNOLOGY -- 1.1%
    Molecular Devices Corp.*.......    165,700       11,464,369
                                                 --------------
SEMICONDUCTORS -- 5.0%
    Alpha Industries, Inc.*........    282,500       12,447,656
    ATMI, Inc.*....................    273,700       12,727,050
    Pixelworks, Inc.*..............     41,200          937,300
    Silicon Image, Inc.*...........    168,600        8,408,925
    Therma-Wave, Inc.*.............    289,500        6,459,469
    TranSwitch Corp.*..............    170,775       13,181,695
                                                 --------------
                                                     54,162,095
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
TELECOMMUNICATIONS -- 11.0%
    ANTEC Corp.*...................    510,800   $   21,230,124
    Com21, Inc.*...................    341,700        8,542,500
    Insight Communications Co.,
      Inc.*........................    664,900       10,389,063
    Lightbridge, Inc.*.............    548,100       13,085,888
    Polycom, Inc.*.................    282,400       26,572,074
    Proxim, Inc.*..................     46,400        4,592,150
    Research in Motion Ltd.*.......    221,100       10,004,775
    SBA Communications Corp.*......    238,000       12,361,125
    Spectrasite Holdings, Inc.*....    494,300       14,025,763
                                                 --------------
                                                    120,803,462
                                                 --------------
TOTAL COMMON STOCK
  (Cost $803,936,651)..............               1,032,122,276
                                                 --------------
                                        PAR
                                       (000)
                                       -----
COMMERCIAL PAPER -- 4.8%
    Countrywide Home Loans, Inc.
      6.88%, 07/06/00..............  $   9,500        9,490,922
      6.90%, 07/07/00..............      8,000        7,990,800
    CSW Credit, Inc.
      6.72%, 07/10/00..............     11,500       11,480,680
    Ford Motor Credit Corp.
      6.60%, 07/11/00..............     11,500       11,478,917
    Renaissance Energy Co.
      6.90%, 07/05/00..............     12,000       11,990,800
                                                 --------------
    (Cost $52,432,119).............                  52,432,119
                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $856,368,770)..............               1,084,554,395
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%...................                    (235,814)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,084,318,581
                                                 ==============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST MFS GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES       VALUE
                                           ------       -----
FOREIGN STOCK -- 53.4%
AUSTRALIA -- 1.7%
    Publishing & Broadcasting Ltd. .....    7,050    $    54,394
    QBE Insurance Group Ltd. ...........   30,330        148,840
                                                     -----------
                                                         203,234
                                                     -----------
CANADA -- 1.7%
    Anderson Exploration Ltd.*..........    3,710         67,606
    AT&T Canada, Inc.*..................      950         31,738
    BCE, Inc. ..........................    2,260         53,920
    Nortel Networks Corp. ..............      794         55,544
                                                     -----------
                                                         208,808
                                                     -----------
FINLAND -- 1.6%
    Helsingin Puhelin Oyj...............    1,920        188,834
    Tecnomen Oyj*.......................      270          2,200
                                                     -----------
                                                         191,034
                                                     -----------
FRANCE -- 6.8%
    Aventis SA..........................      970         71,086
    Banque National de Paris............    1,080        104,356
    Bouygues SA.........................      200        134,201
    Castorama Dubois....................       91         22,593
    Compagnie Francaise d'Etudes et de
      Construction Technip*.............      755         91,697
    Sanofi SA...........................    3,000        143,500
    Societe Television Francaise........      563         39,397
    Total Fina SA Cl-B*.................      800        123,160
    Vivendi.............................    1,140        101,029
                                                     -----------
                                                         831,019
                                                     -----------
GERMANY -- 2.7%
    Pharmacia Corp. ....................    2,340        120,949
    ProSieben Media AG Pfd. ............    1,780        213,286
                                                     -----------
                                                         334,235
                                                     -----------
GREECE -- 0.2%
    Antenna TV SA [ADR]*................    1,578         24,459
                                                     -----------
HONG KONG -- 0.0%
    China Unicom Ltd. [ADR]*............      170          3,613
                                                     -----------
ISRAEL -- 0.2%
    Partner Communications Co. Ltd.
      [ADR]*............................    2,130         20,235
                                                     -----------
ITALY -- 0.9%
    Telecom Italia Mobile SPA...........   21,010        106,138
                                                     -----------
JAPAN -- 12.0%
    Canon, Inc. ........................    4,000        199,619
    Chugai Pharmaceutical Co. Ltd. .....    9,000        170,555
    Fast Retailing Co. Ltd. ............      300        125,896
    Fuji Heavy Industries Ltd. .........    8,000         58,222
    Fujitsu Ltd.*.......................    3,000        104,063
    Hitachi Ltd. .......................   14,000        202,455
    Mitsubishi Electric Corp.*..........    6,000         65,103
    Mitsubishi Motors Corp. ............   11,000         47,098
    Nippon Telegraph & Telephone
      Corp. ............................        7         93,288
    NTT Mobile Communication Network,
      Inc. .............................        9        244,135

                                           SHARES       VALUE
                                           ------       -----
    Sony Corp. .........................      400    $    37,429
    Tokyo Broadcasting System, Inc. ....    2,000         86,577
    Toshiba Corp. ......................    3,000         33,941
                                                     -----------
                                                       1,468,381
                                                     -----------
MEXICO -- 0.5%
    Grupo Televisa SA [GDR].............      970         66,869
                                                     -----------
NETHERLANDS -- 6.2%
    AKZO Nobel NV.......................    4,580        195,371
    Completel Europe NV*................       40            498
    ING Groep NV........................    1,870        126,913
    Koninklijke (Royal) Philips
      Electronics NV....................    2,940        139,222
    KPN NV..............................    2,940        132,035
    Libertel NV*........................    2,390         36,542
    Royal Dutch Petroleum Co. ..........    2,000        124,808
                                                     -----------
                                                         755,389
                                                     -----------
NORWAY -- 0.5%
    Schibsted ASA.......................    2,100         39,064
    Sparebanken NOR.....................      780         17,567
                                                     -----------
                                                          56,631
                                                     -----------
PORTUGAL -- 0.4%
    Telecel-Comunicacoes Pessoais SA....    3,560         54,260
                                                     -----------
SINGAPORE -- 1.7%
    OverSea-Chinese Banking Corp.
      Ltd. .............................   10,000         68,827
    Overseas Union Bank Ltd. ...........   25,000         96,878
    Singapore Press Holdings Ltd. ......    3,000         46,848
                                                     -----------
                                                         212,553
                                                     -----------
SPAIN -- 0.6%
    Repsol SA...........................    3,560         71,152
                                                     -----------
SWEDEN -- 2.1%
    Netcom AB Cl-B......................      865         64,204
    Saab AB*............................   22,030        185,871
    Tele1 Europe Holding AB*............       20            246
                                                     -----------
                                                         250,321
                                                     -----------
SWITZERLAND -- 1.3%
    Novartis AG.........................      101        160,500
                                                     -----------
UNITED KINGDOM -- 12.3%
    Anglo Irish Bank Corp. PLC..........    6,460         14,132
    AstraZeneca Group PLC...............    2,600        121,541
    British Aerospace PLC*..............   14,332         89,392
    British Petroleum Co. PLC...........   12,140        116,520
    Cable & Wireless PLC................    7,520        127,392
    Capital Radio PLC...................    1,890         44,135
    Carlton Communications PLC..........    9,450        121,603
    CGU PLC*............................    8,079        134,538
    Diageo PLC..........................   10,482         94,101
    NDS Group PLC [ADR]*................       10            610
    Next PLC............................    9,000         79,093
    Reckitt Benckiser PLC*..............    6,760         75,731
    Royal Bank of Scotland NY Reg. .....    5,964         99,859

                                       98
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AST MFS GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES       VALUE
                                           ------       -----
    United News & Media PLC.............   10,550    $   151,730
    Vodafone AirTouch PLC...............   54,565        220,555
                                                     -----------
                                                       1,490,932
                                                     -----------
TOTAL FOREIGN STOCK
  (Cost $6,234,672).....................               6,509,763
                                                     -----------
U.S. STOCK -- 39.6%
AEROSPACE -- 0.9%
    Boeing Co. .........................    2,610        109,131
                                                     -----------
AUTOMOTIVE PARTS -- 0.3%
    TRW, Inc. ..........................      800         34,700
                                                     -----------
BROADCASTING -- 0.1%
    Hearst-Argyle Television, Inc.*.....      750         14,625
                                                     -----------
COMPUTER HARDWARE -- 1.7%
    Hewlett-Packard Co. ................      790         98,651
    International Business Machines
      Corp. ............................    1,000        109,563
    Mirae Corp. ........................       80            620
                                                     -----------
                                                         208,834
                                                     -----------
COMPUTER SERVICES & SOFTWARE -- 4.3%
    BMC Software, Inc.*.................    2,070         75,523
    Computer Associates International,
      Inc. .............................    5,570        285,114
    Computer Sciences Corp.*............    1,650        123,234
    Compuware Corp.*....................    3,450         35,794
    Electronic Data Systems Corp. ......      230          9,488
                                                     -----------
                                                         529,153
                                                     -----------
CONGLOMERATES -- 0.5%
    Corning, Inc. ......................      205         55,324
                                                     -----------
CONSUMER PRODUCTS & SERVICES -- 2.6%
    Bausch & Lomb, Inc. ................    3,000        232,125
    Polaroid Corp. .....................    4,390         79,294
                                                     -----------
                                                         311,419
                                                     -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.6%
    Agilent Technologies, Inc.*.........      282         20,798
    AT&T Wireless Group*................    1,780         49,617
                                                     -----------
                                                          70,415
                                                     -----------
ENERGY SERVICES -- 1.0%
    Halliburton Co. ....................    1,680         79,275
    NRG Energy, Inc.*...................    2,470         45,078
                                                     -----------
                                                         124,353
                                                     -----------
ENTERTAINMENT & LEISURE -- 2.2%
    Time Warner, Inc. ..................    1,730        131,480
    Walt Disney Co. ....................    3,510        136,232
                                                     -----------
                                                         267,712
                                                     -----------
FOOD -- 1.9%
    Keebler Foods Co. ..................    3,340        123,997
    Safeway, Inc.*......................    2,420        109,203
                                                     -----------
                                                         233,200
                                                     -----------
INSURANCE -- 4.0%
    CIGNA Corp. ........................    1,170        109,395

                                           SHARES       VALUE
                                           ------       -----
    Marsh & McLennan Companies, Inc. ...      880    $    91,905
    Metlife, Inc. ......................      970         20,431
    ReliaStar Financial Corp. ..........    2,000        104,875
    The Hartford Financial Services
      Group, Inc. ......................    2,960        165,575
                                                     -----------
                                                         492,181
                                                     -----------
MACHINERY & EQUIPMENT -- 1.8%
    Deere & Co. ........................    3,610        133,570
    Ingersoll-Rand Co. .................    2,090         84,123
                                                     -----------
                                                         217,693
                                                     -----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.0%
    Synthes-Stratec*....................        5          2,275
                                                     -----------
OIL & GAS -- 4.9%
    Apache Corp. .......................    1,270         74,692
    Coastal Corp. ......................    2,370        144,273
    Conoco, Inc. .......................    5,370        118,140
    EOG Resources, Inc. ................    5,770        193,294
    Santa Fe International Corp. .......    1,800         62,888
                                                     -----------
                                                         593,287
                                                     -----------
PHARMACEUTICALS -- 1.4%
    Bristol-Meyers Squibb Co. ..........      850         49,513
    Pfizer, Inc. .......................    2,582        123,936
                                                     -----------
                                                         173,449
                                                     -----------
RETAIL & MERCHANDISING -- 2.0%
    BJ's Wholesale Club, Inc.*..........    3,550        117,150
    CVS Corp. ..........................    3,090        123,600
                                                     -----------
                                                         240,750
                                                     -----------
SEMICONDUCTORS -- 0.9%
    Motorola, Inc. .....................    3,780        109,856
                                                     -----------
TELECOMMUNICATIONS -- 7.3%
    Adelphia Business Solutions,
      Inc.*.............................    1,450         33,622
    AT&T Canada, Inc. NY Reg.*..........    1,290         42,812
    Bell Atlantic Corp.*................    1,630         82,824
    BroadWing, Inc. ....................    1,695         43,964
    Flag Telecom Holdings Ltd.*.........    2,040         30,345
    GTE Corp. ..........................    1,250         77,813
    Lucent Technologies, Inc. ..........      740         43,845
    NTL, Inc.*..........................    2,552        152,801
    Sprint Corp. (FON Group)............    1,110         56,610
    Sprint Corp. (PCS Group)*...........    2,620        155,889
    Tellabs, Inc.*......................    1,950        133,453
    Time Warner Telecom, Inc.*..........      710         45,706
                                                     -----------
                                                         899,684
                                                     -----------
TRANSPORTATION -- 1.2%
    Canadian National Railway Co.
      NY Reg. ..........................    4,670        136,306
    United Parcel Service, Inc. Cl-B....      230         13,570
                                                     -----------
                                                         149,876
                                                     -----------
TOTAL U.S. STOCK
  (Cost $4,798,985).....................               4,837,917
                                                     -----------

AST MFS GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                           (000)        VALUE
                                          --------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.3%
    Federal Home Loan Mortgage Corp.
      6.57%, 07/03/00
    (Cost $1,499,453)...................   $1,500    $ 1,499,453
                                                     -----------
TOTAL INVESTMENTS -- 105.3%
  (Cost $12,533,110)....................              12,847,133
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (5.3%)................................                (644,303)
                                                     -----------
NET ASSETS -- 100.0%....................             $12,202,830
                                                     ===========

Foreign currency exchange contracts outstanding at June 30, 2000:

                                           IN                    UNREALIZED
SETTLEMENT                CONTRACTS     EXCHANGE   CONTRACTS   APPRECIATION/
  MONTH      TYPE         TO RECEIVE      FOR      AT VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------
07/00        Buy    CAD     29,387      $ 19,830   $ 19,834        $    4
07/00        Buy    EUR    149,250       142,161    143,180         1,019
07/00        Buy    GBP     56,740        86,131     85,907          (224)
07/00        Buy    SEK    151,750        17,157     17,307           150
                                        --------   --------        ------
                                        $265,279   $266,228        $  949
                                        ========   ========        ======
                                         IN
SETTLEMENT               CONTRACTS      EXCHANGE   CONTRACTS   UNREALIZED
 MONTH       TYPE        TO DELIVER      FOR       AT VALUE    DEPRECIATION
-----------------------------------------------------------------------------
07/00        Sell   EUR      1,874      $  1,768   $  1,797        $   29
07/00        Sell   NOK     95,462        11,103     11,168            65
                                        --------   --------        ------
                                        $ 12,871   $ 12,965        $   94
                                        ========   ========        ======

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2000. Percentages are based on net assets.

INDUSTRY
--------
Aerospace...........................................   2.3%
Automobile Manufacturers............................   0.9%
Beverages...........................................   0.8%
Broadcasting........................................   7.3%
Business Services...................................   1.9%
Chemicals...........................................   1.6%
Consumer Products & Services........................   0.6%
Electronic Components & Equipment...................   3.9%
Financial-Bank & Trust..............................   4.3%
Industrial Products.................................   0.8%
Insurance...........................................   2.3%
Office Equipment....................................   1.6%
Oil & Gas...........................................   4.1%
Pharmaceuticals.....................................   6.5%
Retail & Merchandising..............................   1.9%
Semiconductors......................................   0.9%
Telecommunications..................................  11.7%
                                                      -----
TOTAL...............................................  53.4%
                                                      =====

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST MFS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 83.5%
ADVERTISING -- 0.0%
    Interpublic Group of Companies,
      Inc. ...........................      230    $     9,890
                                                   -----------
BEVERAGES -- 1.8%
    Anheuser-Busch Companies, Inc. ...    4,480        334,600
    Coca-Cola Co. ....................    6,300        361,856
                                                   -----------
                                                       696,456
                                                   -----------
BROADCASTING -- 1.7%
    AT&T Corp. Liberty Media Group
      Cl-A*...........................    8,060        195,455
    Infinity Broadcasting Corp.*......    4,535        165,244
    UnitedGlobalCom, Inc. Cl-A*.......    1,710         79,943
    USA Networks, Inc.*...............    9,200        198,950
                                                   -----------
                                                       639,592
                                                   -----------
BUSINESS SERVICES -- 0.9%
    Commerce One, Inc.*...............      800         36,313
    First Data Corp. .................    5,770        286,336
    Foundry Networks, Inc.*...........      300         33,150
                                                   -----------
                                                       355,799
                                                   -----------
COMPUTER HARDWARE -- 3.6%
    Compaq Computer Corp. ............    3,920        100,205
    Dell Computer Corp.*..............   10,050        495,591
    EMC Corp.*........................    6,700        515,481
    Seagate Technology, Inc.*.........    4,800        264,000
                                                   -----------
                                                     1,375,277
                                                   -----------
COMPUTER SERVICES & SOFTWARE -- 14.1%
    Automatic Data Processing,
      Inc. ...........................    8,310        445,104
    BEA Systems, Inc.*................    1,000         49,438
    BISYS Group, Inc.*................    1,590         97,785
    BMC Software, Inc.*...............    4,870        177,679
    Cadence Design Systems, Inc.*.....   11,660        237,573
    Cisco Systems, Inc.*..............   16,160      1,027,169
    Computer Associates International,
      Inc. ...........................    5,860        299,959
    Computer Sciences Corp.*..........    5,630        420,491
    Fiserv, Inc.*.....................    1,430         61,848
    I2 Technologies, Inc.*............      100         10,427
    Mercury Interactive Corp.*........      900         87,075
    Microsoft Corp.*..................   13,950      1,115,999
    Oracle Corp.*.....................    5,550        466,546
    Rational Software Corp.*..........    3,600        334,575
    Siebel Systems, Inc.*.............      710        116,129
    Sun Microsystems, Inc.*...........    4,200        381,938
    Veritas Software Corp.*...........      200         22,603
                                                   -----------
                                                     5,352,338
                                                   -----------
CONGLOMERATES -- 4.5%
    Corning, Inc. ....................    2,670        720,566
    Philip Morris Companies, Inc. ....    4,600        122,188
    Tyco International Ltd. ..........   18,800        890,650
                                                   -----------
                                                     1,733,404
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
CONSUMER PRODUCTS & SERVICES -- 0.8%
    Bausch & Lomb, Inc. ..............    2,660    $   205,818
    Clorox Co. .......................    2,100         94,106
                                                   -----------
                                                       299,924
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    Analog Devices, Inc.*.............    2,240        170,240
    Cabletron Systems, Inc.*..........    2,660         67,165
    Capstone Turbine Corp.*...........       40          1,803
    Comverse Technology, Inc.*........    2,500        232,500
    Emerson Electric Co. .............    2,480        149,730
    Flextronics International Ltd.*...    5,715        392,549
    General Electric Co. .............   10,020        511,020
    Metromedia Fiber Network, Inc.
      Cl-A*...........................   10,780        427,831
                                                   -----------
                                                     1,952,838
                                                   -----------
ENERGY SERVICES -- 0.9%
    Dynegy, Inc. .....................    1,600        109,300
    Halliburton Co. ..................    5,230        246,791
                                                   -----------
                                                       356,091
                                                   -----------
ENTERTAINMENT & LEISURE -- 1.9%
    Time Warner, Inc. ................    3,740        284,240
    Viacom, Inc. Cl-B*................    6,531        445,333
                                                   -----------
                                                       729,573
                                                   -----------
FINANCIAL-BANK & TRUST -- 0.6%
    State Street Corp. ...............    2,130        225,913
                                                   -----------
FINANCIAL SERVICES -- 3.6%
    American Express Co. .............    1,760         91,740
    Associates First Capital Corp.
      Cl-A............................    7,420        165,559
    AXA Financial, Inc. ..............    7,900        268,600
    Citigroup, Inc. ..................    5,970        359,692
    Freddie Mac.......................    7,460        302,130
    Providian Financial Corp. ........    2,150        193,500
                                                   -----------
                                                     1,381,221
                                                   -----------
FOOD -- 2.1%
    Kroger Co.*.......................    7,000        154,438
    Safeway, Inc.*....................   14,080        635,360
                                                   -----------
                                                       789,798
                                                   -----------
HEALTHCARE SERVICES -- 0.5%
    HCA -- The Healthcare Corp. ......    6,300        191,363
                                                   -----------
INSURANCE -- 2.9%
    American International Group,
      Inc. ...........................    4,370        513,474
    Lincoln National Corp. ...........    1,900         68,638
    Marsh & McLennan Companies,
      Inc. ...........................    1,540        160,834
    Nationwide Financial Services,
      Inc. ...........................      140          4,603
    The Hartford Financial Services
      Group, Inc. ....................    6,400        358,000
                                                   -----------
                                                     1,105,549
                                                   -----------

AST MFS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
INTERNET SERVICES -- 3.2%
    Art Technology Group, Inc.*.......      400    $    40,375
    Check Point Software Technologies
      Ltd.*...........................    1,400        296,450
    E.Piphany, Inc.*..................      700         75,031
    Juniper Networks, Inc.*...........      400         58,225
    VeriSign, Inc.*...................    4,215        743,948
    Vignette Corp.*...................      400         20,806
                                                   -----------
                                                     1,234,835
                                                   -----------
MACHINERY & EQUIPMENT -- 1.2%
    Baker Hughes, Inc. ...............   10,130        324,160
    Deere & Co. ......................    3,560        131,720
                                                   -----------
                                                       455,880
                                                   -----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Abbott Laboratories...............    9,300        414,431
    Genzyme Corp.*....................      500         29,719
    PE Corp. -- PE Biosystems Group...    3,500        230,563
                                                   -----------
                                                       674,713
                                                   -----------
OFFICE EQUIPMENT -- 0.0%
    Office Depot, Inc.*...............    2,770         17,313
                                                   -----------
OIL & GAS -- 2.2%
    Apache Corp. .....................      830         48,814
    Coastal Corp. ....................    3,700        225,238
    Global Marine, Inc.*..............    5,300        149,394
    Noble Drilling Corp.*.............    3,420        140,861
    Transocean Sedco Forex, Inc. .....    4,940        263,981
                                                   -----------
                                                       828,288
                                                   -----------
PHARMACEUTICALS -- 7.2%
    ALZA Corp.*.......................    1,600         94,600
    American Home Products Corp. .....   10,750        631,562
    Bristol-Meyers Squibb Co. ........    6,040        351,830
    Pfizer, Inc. .....................   14,872        713,855
    Pharmacia Corp. ..................   11,518        595,337
    Sepracor, Inc.*...................      900        108,563
    Waters Corp.*.....................    2,090        260,858
                                                   -----------
                                                     2,756,605
                                                   -----------
RETAIL & MERCHANDISING -- 2.1%
    CVS Corp. ........................   12,700        507,999
    RadioShack Corp. .................    4,660        220,768
    Wal-Mart Stores, Inc. ............    1,510         87,014
                                                   -----------
                                                       815,781
                                                   -----------
SEMICONDUCTORS -- 8.1%
    Altera Corp.*.....................    1,820        185,526
    Applied Materials, Inc.*..........      900         81,563
    Atmel Corp.*......................    2,470         91,081
    Intel Corp. ......................    6,700        895,706
    Lam Research Corp.*...............    6,300        236,250
    LSI Logic Corp.*..................    6,490        351,271
    Micron Technology, Inc.*..........   10,500        924,655
    National Semiconductor Corp.*.....    5,450        309,288
    Stratos Lightwave, Inc.*..........       40          1,115
                                                   -----------
                                                     3,076,455
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
TELECOMMUNICATIONS -- 10.9%
    Alltel Corp. .....................    1,300    $    80,519
    Amdocs Ltd.*......................    1,330        102,078
    American Tower Corp. Cl-A*........    7,360        306,820
    China Unicom Ltd. [ADR]*..........       30            638
    Comcast Corp. Cl-A*...............    8,400        340,199
    Global Crossing Ltd.*.............   13,250        348,640
    Motorola, Inc. ...................    6,297        183,007
    Nextel Communications, Inc.
      Cl-A*...........................    3,500        214,156
    NEXTLINK Communications, Inc.
      Cl-A*...........................    5,100        193,481
    Nortel Networks Corp. NY Reg.*....   14,400        982,799
    NTL, Inc.*........................    3,865        231,417
    Sprint Corp. (PCS Group)*.........    7,920        471,239
    Tellabs, Inc.*....................    2,800        191,625
    Univision Communications, Inc.*...    1,120        115,920
    Voicestream Wireless Corp.*.......      800         93,038
    WorldCom, Inc.*...................    6,500        298,188
                                                   -----------
                                                     4,153,764
                                                   -----------
UTILITIES -- 1.8%
    AES Corp.*........................   13,480        615,025
    Enron Corp. ......................    1,100         70,950
                                                   -----------
                                                       685,975
                                                   -----------
TOTAL COMMON STOCK
  (Cost $30,128,014)..................              31,894,635
                                                   -----------

                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.4%
    Federal Home Loan Mortgage Corp.
      6.57%, 07/03/00
    (Cost $5,098,139).................  $ 5,100      5,098,139
                                                   -----------
                                         SHARES
                                         ------
FOREIGN STOCK -- 3.3%
FINANCIAL-BANK & TRUST -- 0.2%
    HSBC Holdings PLC -- (GBP)........    7,300         83,493
                                                   -----------
OIL & GAS -- 1.2%
    Royal Dutch Petroleum
      Co. -- (NLG)....................    7,600        474,271
                                                   -----------
RETAIL & MERCHANDISING -- 0.3%
    Fast Retailing Co.
      Ltd. -- (JPY)...................      300        125,896
                                                   -----------
TELECOMMUNICATIONS -- 1.6%
    Ericsson, (L.M.) Telephone Co.
      CL-B -- (SEK)...................    3,220         64,065
    Nokia AB Oyj -- (FIM).............       40          2,049
    Vodafone AirTouch PLC -- (GBP)....  122,753        496,179
                                                   -----------
                                                       562,293
                                                   -----------
TOTAL FOREIGN STOCK
  (Cost $1,337,561)...................               1,245,953
                                                   -----------

AST MFS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
SHORT-TERM INVESTMENTS -- 0.5%
    Temporary Investment Cash Fund....   96,624    $    96,624
    Temporary Investment Fund.........   96,623         96,623
                                                   -----------
    (Cost $193,247)...................                 193,247
                                                   -----------
TOTAL INVESTMENTS -- 100.7%
  (Cost $36,756,961)..................              38,431,974
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.7%)....................                (263,790)
                                                   -----------
NET ASSETS -- 100.0%..................             $38,168,184
                                                   ===========

Foreign currency exchange contracts outstanding at June 30, 2000:

                                           IN
SETTLEMENT                CONTRACTS     EXCHANGE   CONTRACTS    UNREALIZED
  MONTH      TYPE         TO RECEIVE      FOR      AT VALUE    APPRECIATION
---------------------------------------------------------------------------
07/00        Buy    EUR     39,385      $37,507    $  37,761       $254
                                        =======    =========       ====
                                         IN
SETTLEMENT               CONTRACTS      EXCHANGE   CONTRACTS   UNREALIZED
 MONTH       TYPE        TO DELIVER      FOR       AT VALUE    DEPRECIATION
---------------------------------------------------------------------------
07/00        Sell   SEK    334,363      $37,807    $  38,137       $330
                                        =======    =========       ====

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 89.3%
AEROSPACE -- 1.4%
    Boeing Co. ......................      5,960   $    249,203
    General Dynamics Corp. ..........      3,680        192,280
    Honeywell International, Inc. ...      1,810         60,974
                                                   ------------
                                                        502,457
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    Ford Motor Co. ..................      1,070         46,010
                                                   ------------
AUTOMOTIVE PARTS -- 0.4%
    Delphi Automotive Systems
      Corp. .........................      4,240         62,275
    TRW, Inc. .......................      1,950         84,581
    Visteon Corp.*...................        140          1,698
                                                   ------------
                                                        148,554
                                                   ------------
BEVERAGES -- 1.6%
    Anheuser-Busch Companies,
      Inc. ..........................      3,270        244,228
    Coca-Cola Co. ...................      4,000        229,750
    PepsiCo, Inc. ...................      1,440         63,990
                                                   ------------
                                                        537,968
                                                   ------------
BUSINESS SERVICES -- 0.8%
    First Data Corp. ................      5,860        290,803
                                                   ------------
CHEMICALS -- 0.9%
    Air Products & Chemicals,
      Inc. ..........................      5,010        154,371
    DuPont, (E.I.) de Nemours &
      Co. ...........................        190          8,313
    Rohm & Haas Co. .................      4,800        165,599
                                                   ------------
                                                        328,283
                                                   ------------
CLOTHING & APPAREL -- 0.2%
    Cintas Corp. ....................      2,115         77,594
                                                   ------------
COMPUTER HARDWARE -- 4.4%
    Compaq Computer Corp. ...........      3,740         95,604
    Dell Computer Corp.*.............      5,120        252,480
    EMC Corp.*.......................      2,760        212,348
    Hewlett-Packard Co. .............      6,230        777,970
    International Business Machines
      Corp. .........................      1,630        178,587
                                                   ------------
                                                      1,516,989
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 9.9%
    Automatic Data Processing,
      Inc. ..........................      7,380        395,291
    BMC Software, Inc.*..............      1,530         55,821
    Cisco Systems, Inc.*.............     11,400        724,613
    Computer Associates
      International, Inc. ...........      3,920        200,655
    Computer Sciences Corp.*.........      2,460        183,731
    DST Systems, Inc.*...............      2,530        192,596
    Electronic Data Systems Corp. ...        100          4,125
    Microsoft Corp.*.................     10,210        816,799
    Oracle Corp.*....................      3,580        300,944
    Rational Software Corp.*.........      1,110        103,161
    Sun Microsystems, Inc.*..........      4,190        381,028
    Veritas Software Corp.*..........        340         38,425
                                                   ------------
                                                      3,397,189
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
CONGLOMERATES -- 5.1%
    Corning, Inc. ...................      2,530   $    682,783
    Philip Morris Companies, Inc. ...      2,300         61,094
    Tyco International Ltd. .........      8,900        421,638
    United Technologies Corp. .......     10,420        613,478
                                                   ------------
                                                      1,778,993
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.8%
    Bausch & Lomb, Inc. .............      1,960        151,655
    Clorox Co. ......................      2,880        129,060
    Colgate-Palmolive Co. ...........      3,650        218,543
    Energizer Holdings, Inc.*........        416          7,592
    Gillette Co. ....................      2,760         96,428
    Procter & Gamble Co. ............        170          9,733
                                                   ------------
                                                        613,011
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    Agilent Technologies, Inc.*......        351         25,886
    Cabletron Systems, Inc.*.........      4,950        124,988
    Emerson Electric Co. ............      3,530        213,124
    General Electric Co. ............     22,840      1,164,840
    Texas Instruments, Inc. .........        300         20,606
    TXU Corp. .......................      7,350        216,825
                                                   ------------
                                                      1,766,269
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.5%
    Time Warner, Inc. ...............      5,070        385,320
    Viacom, Inc. Cl-B*...............      1,900        129,556
                                                   ------------
                                                        514,876
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.2%
    Comerica, Inc. ..................      1,460         65,518
    Northern Trust Corp. ............        210         13,663
    State Street Corp. ..............      4,610        488,948
    U.S. Bancorp.....................     10,400        200,200
                                                   ------------
                                                        768,329
                                                   ------------
FINANCIAL SERVICES -- 4.8%
    American Express Co. ............      3,830        199,639
    Associates First Capital Corp.
      Cl-A...........................      1,430         31,907
    AXA Financial, Inc. .............      5,620        191,080
    Citigroup, Inc. .................      3,550        213,888
    Fannie Mae.......................      3,380        176,394
    Freddie Mac......................      9,570        387,584
    MBIA, Inc. ......................      1,660         79,991
    Merrill Lynch & Co., Inc. .......        180         20,700
    Providian Financial Corp. .......        540         48,600
    Reuters Group PLC [ADR]..........      1,040        103,935
    Wells Fargo & Co. ...............      5,620        217,775
                                                   ------------
                                                      1,671,493
                                                   ------------
FOOD -- 3.8%
    Bestfoods, Inc. .................      1,480        102,490
    Kroger Co.*......................      6,780        149,584
    Quaker Oats Co. .................      3,530        265,191
    Ralston Purina Group.............      1,970         39,277
    Safeway, Inc.*...................     17,180        775,247
                                                   ------------
                                                      1,331,789
                                                   ------------

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
HEALTHCARE SERVICES -- 0.5%
    United HealthGroup, Inc. ........      1,970   $    168,928
                                                   ------------
INSURANCE -- 3.5%
    Allstate Corp. ..................      2,000         44,500
    American International Group,
      Inc. ..........................      2,810        330,175
    Lincoln National Corp. ..........      1,700         61,413
    Marsh & McLennan Companies,
      Inc. ..........................      1,500        156,656
    St. Paul Companies, Inc. ........      1,780         60,743
    The Hartford Financial Services
      Group, Inc. ...................      9,070        507,352
    Torchmark Corp. .................      2,760         68,138
                                                   ------------
                                                      1,228,977
                                                   ------------
MACHINERY & EQUIPMENT -- 2.0%
    Baker Hughes, Inc. ..............      6,450        206,400
    Deere & Co. .....................      7,500        277,500
    Grainger, (W.W.), Inc. ..........      2,420         74,566
    Ingersoll-Rand Co. ..............      3,450        138,863
                                                   ------------
                                                        697,329
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Johnson & Johnson Co. ...........      1,650        168,094
    Medtronic, Inc. .................      6,180        307,841
    PE Corp. -- PE Biosystems
      Group..........................        320         21,080
                                                   ------------
                                                        497,015
                                                   ------------
OIL & GAS -- 8.3%
    BP Amoco PLC [ADR]...............     14,849        839,896
    Chevron Corp. ...................      1,570        133,156
    Coastal Corp. ...................      7,430        452,301
    Conoco, Inc. Cl-B*...............     12,200        299,663
    Exxon Mobil Corp. ...............     10,112        794,423
    Global Marine, Inc.* ............      1,700         47,919
    Transocean Sedco Forex, Inc. ....      2,510        134,128
    Williams Companies, Inc. ........      4,100        170,919
                                                   ------------
                                                      2,872,405
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Weyerhaeuser Co. ................        590         25,370
                                                   ------------
PHARMACEUTICALS -- 8.3%
    American Home Products Corp. ....      3,560        209,150
    Bristol-Meyers Squibb Co. .......     10,250        597,063
    Pfizer, Inc. ....................     23,522      1,129,055
    Pharmacia Corp. .................     14,382        743,370
    Schering-Plough Corp. ...........      3,630        183,315
                                                   ------------
                                                      2,861,953
                                                   ------------
PRINTING & PUBLISHING -- 2.0%
    Gannett Co., Inc. ...............      4,270        255,399
    New York Times Co. ..............      6,800        268,600
    Tribune Co. .....................      4,820        168,700
                                                   ------------
                                                        692,699
                                                   ------------
RESTAURANTS -- 0.2%
    McDonald's Corp. ................      2,180         71,804
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
RETAIL & MERCHANDISING -- 2.8%
    CVS Corp. .......................     10,640   $    425,600
    Target Corp. ....................        160          9,280
    Wal-Mart Stores, Inc. ...........      9,120        525,540
                                                   ------------
                                                        960,420
                                                   ------------
SEMICONDUCTORS -- 3.9%
    Intel Corp. .....................      8,640      1,155,060
    National Semiconductor Corp.* ...      3,480        197,490
                                                   ------------
                                                      1,352,550
                                                   ------------
TELECOMMUNICATIONS -- 10.3%
    Alltel Corp. ....................      4,770        295,442
    Bell Atlantic Corp.*.............      9,870        501,519
    BellSouth Corp. .................      1,610         68,626
    BroadWing, Inc. .................      3,640         94,413
    Global Crossing Ltd.*............      2,020         53,151
    Motorola, Inc. ..................     12,705        369,239
    Nokia Corp. Cl-A [ADR]...........      2,510        125,343
    Nortel Networks Corp. NY Reg.*...     10,990        750,067
    Qwest Communications
      International, Inc.*...........        960         47,700
    SBC Communications, Inc. ........      6,980        301,885
    Sprint Corp. (FON Group).........      4,670        238,170
    Sprint Corp. (PCS Group)*........      2,830        168,385
    Tellabs, Inc.*...................      3,190        218,316
    WorldCom, Inc.*..................      6,445        295,664
                                                   ------------
                                                      3,527,920
                                                   ------------
TRANSPORTATION -- 0.2%
    Canadian National Railway Co. ...      2,307         67,336
                                                   ------------
UTILITIES -- 1.8%
    CMS Energy Corp. ................      2,610         57,746
    Enron Corp. .....................      1,410         90,945
    Nisource, Inc. ..................      3,630         67,609
    PECO Energy Co. .................      5,560        224,137
    Pinnacle West Capital Co. .......      3,430        116,191
    Unicom Corp. ....................      1,480         57,258
                                                   ------------
                                                        613,886
                                                   ------------
TOTAL COMMON STOCK (Cost
  $30,029,856).......................                30,929,199
                                                   ------------
                                          PAR
                                         (000)
                                       ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
    Federal Home Loan Mortgage Corp.
      6.57%, 07/03/00
    (Cost $1,799,343)................  $   1,800      1,799,343
                                                   ------------
                                        SHARES
                                        ------
FOREIGN STOCK -- 2.8%
CHEMICALS -- 0.3%
    AKZO Nobel NV -- (NLG)...........      2,540        108,349
                                                   ------------
FINANCIAL -- BANK & TRUST -- 0.2%
    HSBC Holdings PLC -- (GBP).......      5,600         64,050
                                                   ------------

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FINANCIAL SERVICES -- 0.3%
    ING Groep NV -- (NLG)............      1,433   $     97,255
                                                   ------------
OIL & GAS -- 1.1%
    Royal Dutch Petroleum Co. --
      (NLG)..........................      6,280        391,898
                                                   ------------
PHARMACEUTICALS -- 0.3%
    AstraZeneca Group
      PLC -- (GBP)*..................      2,590        120,962
                                                   ------------
TELECOMMUNICATIONS -- 0.6%
    KPN NV -- (NLG)..................      1,792         80,479
    Vodafone AirTouch PLC -- (GBP)...     30,797        124,484
                                                   ------------
                                                        204,963
                                                   ------------
TOTAL FOREIGN STOCK (Cost
  $1,007,325)........................                   987,477
                                                   ------------
                                          PAR
                                         (000)
                                         -----
CORPORATE OBLIGATIONS -- 0.4%
FINANCIAL SERVICES -- 0.2%
    Bell Atlantic Financial Services
      144A 4.25%, 09/15/05...........  $      42         54,705
OIL & GAS -- 0.1%
    Transocean Sedco Forex, Inc.
      [ZCB] 2.75%, 05/24/03..........         30         18,000

                                          PAR
                                         (000)        VALUE
                                         -----        -----
TELECOMMUNICATIONS -- 0.1%
    NTL, Inc. 144A 5.75%, 12/15/09...  $     103   $     81,370
TOTAL CORPORATE OBLIGATIONS (Cost
  $167,357)..........................                   154,075
                                                   ------------
                                        SHARES
                                        ------
PREFERRED STOCK -- 0.2%
TELECOMMUNICATIONS
    Global Crossing Ltd. 6.75% [CVT]
    (Cost $75,000)...................        300         66,788
                                                   ------------
SHORT-TERM INVESTMENTS -- 2.1%
    Temporary Investment Cash Fund...    367,015        367,015
    Temporary Investment Fund........    367,015        367,015
                                                   ------------
    (Cost $734,030)..................                   734,030
                                                   ------------
TOTAL INVESTMENTS -- 100.0% (Cost
  $33,812,911).......................                34,670,912
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%.....................                    (2,707)
                                                   ------------
NET ASSETS -- 100.0%.................              $ 34,668,205
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.4% of net assets.

See Notes to Financial Statements.

AST ALGER ALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 90.3%
ADVERTISING -- 0.4%
    Omnicom Group, Inc. ...........     11,000   $      979,688
                                                 --------------
BROADCASTING -- 2.7%
    AT&T Corp. Liberty Media Group
      Cl-A*........................     73,000        1,770,250
    Clear Channel Communications,
      Inc.*........................     60,800        4,560,000
                                                 --------------
                                                      6,330,250
                                                 --------------
BUSINESS SERVICES -- 1.2%
    Commerce One, Inc.*............     45,400        2,060,734
    Foundry Networks, Inc.*........      6,500          718,250
                                                 --------------
                                                      2,778,984
                                                 --------------
COMPUTER HARDWARE -- 4.2%
    ASM Lithography Holding NV NY
      Reg.*........................     46,400        2,047,400
    Dell Computer Corp.*...........     86,900        4,285,256
    Hewlett-Packard Co.............     29,500        3,683,813
                                                 --------------
                                                     10,016,469
                                                 --------------
COMPUTER SERVICES & SOFTWARE -- 16.8%
    Ariba, Inc.*...................     34,900        3,421,836
    Brocade Communications Systems,
      Inc.*........................      5,800        1,064,209
    Cisco Systems, Inc.*...........    119,600        7,602,074
    I2 Technologies, Inc.*.........     24,165        2,519,579
    Mercury Interactive Corp.*.....     30,000        2,902,500
    Microsoft Corp.*...............     95,900        7,671,999
    Oracle Corp.*..................     53,800        4,522,563
    Phone.com, Inc.*...............     29,400        1,914,675
    RealNetworks, Inc.*............     13,000          657,313
    Sun Microsystems, Inc.*........     49,600        4,510,500
    Veritas Software Corp.*........     30,000        3,390,469
                                                 --------------
                                                     40,177,717
                                                 --------------
CONGLOMERATES -- 1.8%
    Corning, Inc. .................     15,700        4,237,038
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.9%
    Agilent Technologies, Inc.*....     11,251          829,761
    Linear Technology Corp.........     37,100        2,372,081
    Teradyne, Inc.*................     29,300        2,153,550
    Texas Instruments, Inc.........     56,600        3,887,713
                                                 --------------
                                                      9,243,105
                                                 --------------
ENERGY SERVICES -- 0.7%
    Halliburton Co. ...............     36,700        1,731,781
                                                 --------------
FINANCIAL SERVICES -- 3.0%
    American Express Co. ..........     11,100          578,588
    Citigroup, Inc. ...............     91,000        5,482,750
    Morgan Stanley Dean Witter & Co.   14,500         1,207,125
                                                 --------------
                                                      7,268,463
                                                 --------------
FOOD -- 2.0%
    Safeway, Inc.*.................    107,100        4,832,888
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
HEALTHCARE SERVICES -- 3.0%
    Amgen, Inc.*...................    100,400   $    7,053,100
                                                 --------------
INTERNET SERVICES -- 8.9%
    America Online, Inc.*..........     77,900        4,109,225
    eBay, Inc.*....................     87,600        4,757,776
    Exodus Communications, Inc.*...     64,000        2,948,000
    VeriSign, Inc.*................     15,500        2,735,750
    Vignette Corp.*................     62,800        3,266,581
    Yahoo!, Inc.*..................     28,150        3,487,081
                                                 --------------
                                                     21,304,413
                                                 --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
    Affymetrix, Inc.*..............     10,000        1,651,250
    Medtronic, Inc. ...............     37,800        1,882,913
                                                 --------------
                                                      3,534,163
                                                 --------------
OIL & GAS -- 1.0%
    BJ Services Co.*...............     21,400        1,337,500
    Nabors Industries, Inc.*.......     24,700        1,026,594
                                                 --------------
                                                      2,364,094
                                                 --------------
PHARMACEUTICALS -- 3.1%
    Celgene Corp.*.................     16,800          989,100
    Genentech, Inc.*...............     14,200        2,442,400
    Lilly, (Eli) & Co..............     11,500        1,148,563
    Waters Corp.*..................     21,800        2,720,912
                                                 --------------
                                                      7,300,975
                                                 --------------
RETAIL & MERCHANDISING -- 3.6%
    Home Depot, Inc. ..............     73,800        3,685,388
    Wal-Mart Stores, Inc. .........     83,200        4,794,400
                                                 --------------
                                                      8,479,788
                                                 --------------
SEMICONDUCTORS -- 20.4%
    Altera Corp.*..................     40,400        4,118,275
    Applied Materials, Inc.*.......     48,700        4,413,438
    Applied Micro Circuits
      Corp.*.......................     28,400        2,804,500
    Broadcom Corp. Cl-A*...........     16,100        3,524,894
    Conexant Systems, Inc.*........     18,600          904,425
    E-Tek Dynamics, Inc.*..........      8,300        2,189,644
    Intel Corp.....................     38,800        5,187,074
    JDS Uniphase Corp.*............     55,800        6,689,024
    LSI Logic Corp.*...............     56,500        3,058,063
    Micron Technology, Inc.*.......     60,700        5,345,393
    PMC-Sierra, Inc.*..............     20,000        3,553,750
    SDL, Inc.*.....................      8,800        2,509,650
    Vitesse Semiconductor Corp.*...     50,400        3,707,550
    Xilinx, Inc.*..................     12,400        1,023,775
                                                 --------------
                                                     49,029,455
                                                 --------------
TELECOMMUNICATIONS -- 12.1%
    Allegiance Telecom, Inc.*......     29,100        1,862,400
    Amdocs Ltd.*...................     26,000        1,995,500
    Comcast Corp. Cl-A*............     24,400          988,200
    Cox Communications, Inc.
      Cl-A*........................     23,000        1,047,938
    Efficient Networks, Inc.*......     13,600        1,000,450
    Ericsson, (L.M.) Telephone Co.
      [ADR]........................    112,000        2,240,000
    McLeodUSA, Inc. Cl-A*..........     29,400          608,213

AST ALGER ALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
    Motorola, Inc..................    123,000   $    3,574,688
    Nextel Communications, Inc.
      Cl-A*........................     31,600        1,933,525
    Nokia Corp. Cl-A [ADR].........     70,350        3,513,103
    Nortel Networks Corp. NY
      Reg.*........................     63,000        4,299,749
    Sprint Corp. (PCS Group)*......     99,700        5,932,149
                                                 --------------
                                                     28,995,915
                                                 --------------
TOTAL COMMON STOCK
  (Cost $224,301,442)..............                 215,658,286
                                                 --------------
                                        PAR
                                       (000)
                                       -----
SOVEREIGN ISSUES -- 2.5%
AUSTRIA
    Bank of Austria
      6.58%, 07/14/00
    (Cost $5,985,743)..............  $   6,000        5,985,743
                                                 --------------
COMMERCIAL PAPER -- 6.7%
    Fayette Funding
      6.65%, 07/21/00..............      5,000        4,981,528

                                        PAR
                                       (000)         VALUE
                                       -----         -----
    Nestle Capital
      6.66%, 07/07/00..............  $   7,000   $    6,992,230
    Salomon SB Holdings
      6.53%, 07/03/00..............      4,000        3,998,549
                                                 --------------
    (Cost $15,972,307).............                  15,972,307
                                                 --------------
                                      SHARES
                                      ------
SHORT-TERM INVESTMENTS -- 0.3%
    Temporary Investment Cash
      Fund.........................    318,245          318,245
    Temporary Investment Fund......    318,244          318,244
                                                 --------------
    (Cost $636,489)................                     636,489
                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $246,895,981)..............                 238,252,825
OTHER ASSETS LESS
  LIABILITIES -- 0.2%..............                     545,073
                                                 --------------
NET ASSETS -- 100.0%...............              $  238,797,898
                                                 ==============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST JANUS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 73.8%
COMPUTER HARDWARE -- 1.3%
    ASM Lithography Holding NV NY
      Reg.*............................   10,205   $   450,296
                                                   -----------
COMPUTER SERVICES & SOFTWARE -- 10.6%
    Be Free, Inc.*.....................   61,245       551,205
    DigitalThink, Inc.*................   16,850       604,852
    InfoSpace.com, Inc.*...............    5,195       287,024
    Inktomi Corp.*.....................    3,940       465,905
    Media 100, Inc.*...................    2,165        55,749
    National Computer Systems, Inc.....   10,640       524,020
    Pinnacle Systems, Inc.*............   21,375       480,604
    RealNetworks, Inc.*................   11,235       568,069
    StorageNetworks, Inc.*.............      355        32,039
                                                   -----------
                                                     3,569,467
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 9.6%
    Metromedia Fiber Network, Inc.
      CI-A*............................   33,520     1,330,325
    SCI Systems, Inc.*.................   17,475       686,986
    Symbol Technologies, Inc. .........   21,600     1,202,850
                                                   -----------
                                                     3,220,151
                                                   -----------
ENTERTAINMENT & LEISURE -- 1.2%
    Royal Caribbean Cruises Ltd. ......   21,855       404,318
                                                   -----------
FINANCIAL SERVICES -- 1.9%
    E*TRADE Group, Inc.*...............   37,935       625,928
                                                   -----------
HEALTH CARE -- 0.9%
    Medarex, Inc.*.....................    3,450       292,370
                                                   -----------
INTERNET SERVICES -- 16.2%
    Digex, Inc.*.......................    9,240       627,743
    Exodus Communications, Inc.*.......   10,570       486,881
    PSINet, Inc.*......................   86,497     2,173,236
    Skillsoft Corp.*...................   83,565     1,180,355
    Verio, Inc.*.......................   17,675       980,686
                                                   -----------
                                                     5,448,901
                                                   -----------
MEDICAL SUPPLIES & EQUIPMENT -- 4.1%
    Genzyme Corp.*.....................    5,285       314,127
    Maxygen, Inc.*.....................   10,055       570,778
    PE Corp. -- PE Biosystems Group....    7,435       489,781
                                                   -----------
                                                     1,374,686
                                                   -----------
PHARMACEUTICALS -- 3.7%
    King Pharmaceuticals, Inc.*........   18,540       813,442
    Millennium Pharmaceuticals,
      Inc.*............................    3,995       446,941
                                                   -----------
                                                     1,260,383
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
SEMICONDUCTORS -- 2.5%
    Integrated Device Technology,
      Inc.*............................    5,005   $   299,674
    Marvell Technology Group Ltd.*.....    3,275       186,675
    Vitesse Semiconductor Corp.*.......    4,995       367,445
                                                   -----------
                                                       853,794
                                                   -----------
TELECOMMUNICATIONS -- 21.8%
    Adaptive Broadband Corp.*..........    7,905       290,509
    AT&T Canada, Inc. NY Reg.*.........   35,950     1,193,090
    Caprock Communications Corp.*......   33,565       654,518
    Carrier 1 International SA*........   26,685       310,213
    Clearnet Communications, Inc.*.....   27,240       756,336
    CTC Communications Group, Inc.*....   13,440       483,840
    EchoStar Communications Corp.
      CI-A*............................   20,945       693,476
    Infonet Services Corp. CI-B*.......   38,395       458,340
    McLeodUSA, Inc. CI-A*..............   49,610     1,026,306
    Research in Motion Ltd.*...........   14,750       667,438
    Western Wireless Corp. CI-A*.......   15,315       834,667
                                                   -----------
                                                     7,368,733
                                                   -----------
TOTAL COMMON STOCK
  (Cost $24,758,683)...................             24,869,037
                                                   -----------
                                           PAR
                                          (000)
                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.2%
    Federal Home Loan Mortgage Corp.
      6.57%, 07/03/00
    (Cost $10,496,168).................  $10,500    10,496,168
                                                   -----------
CORPORATE OBLIGATIONS -- 0.9%
COMPUTER SERVICES & SOFTWARE
    Mercury Interactive Corp. 144A
      4.75%, 07/01/07
    (Cost $280,000)....................      280       301,168
                                                   -----------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment Cash Fund.....    8,625         8,625
    Temporary Investment Fund..........    8,625         8,625
                                                   -----------
    (Cost $17,250).....................                 17,250
                                                   -----------
TOTAL INVESTMENTS -- 106.0%
  (Cost $35,552,101)...................             35,683,623
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (6.0%).....................             (2,019,513)
                                                   -----------
NET ASSETS -- 100.0%...................            $33,664,110
                                                   ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 0.9% of net assets.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depositary Receipt
BRB-Brady Bond
CVT-Convertible Security
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depositary Receipt
IO-Interest Only Security
PIK-Payment in Kind Security
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Bond (2)
TBA-To be Announced Security
VR-Variable Rate Bond (1)
ZCB-Zero Coupon Bond (2)
(1)- Rates shown for variable and floating rate securities are the coupon rates as of June 30, 2000.
(2)- Rates shown are the effective yields at purchase date.
    COUNTRIES/CURRENCIES:
    ---------------------------
    ATS-Austria/Austrian Schilling
    AUD-Australia/Australian Dollar
    BEF-Belgium/Belgian Franc
    CAD-Canada/Canadian Dollar
    CHF-Switzerland/Swiss Franc
    DEM-Germany/German Deutschemark
    DKK-Denmark/Danish Krone
    ESP-Spain/Spanish Peseta
    EUR-Europe/Euro Currency
    FIM-Finland/Finnish Markka
    FRF-France/French Franc
    GBP-United Kingdom/British Pound
    GRD-Greece/Greek Drachma
    HKD-Hong Kong/Hong Kong Dollar
    IEP-Ireland/Irish Punt
    ITL-Italy/Italian Lira
    JPY-Japan/Japanese Yen
    KOR-Korea/Korean Won
    MXP-Mexico/Mexican Peso
    MYR-Malaysia/Malaysian Ringgit
    NLG-Netherlands/Netherland Guilder
    NOK-Norway/Norwegian Krone
    NZD-New Zealand/New Zealand Dollar
    PTE-Portugal/Portuguese Escudo
    SEK-Sweden/Swedish Krona
    SGD-Singapore/Singapore Dollar

                      (This page intentionally left blank)

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2000 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                AST
                                                           AST           AST                                 NEUBERGER
                                                           AIM         ALLIANCE       AST          AST        BERMAN       AST
                                                      INTERNATIONAL   GROWTH AND     JANCAP       MONEY       MID-CAP      AIM
                                                         EQUITY         INCOME       GROWTH       MARKET       VALUE     BALANCED
                                                      -------------   ----------   ----------   ----------   ---------   --------
ASSETS
   Investments in securities at value (A)...........    $753,260      $1,471,933   $5,908,809   $1,841,254   $683,334    $587,228
   Collateral received for securities lent..........          --        122,685     1,320,084           --     73,153      89,761
   Cash.............................................          38          7,498           146            1         --          13
   Foreign currency at value (B)....................       2,987             --            --           --         --          --
   Unrealized appreciation on foreign currency
     exchange contracts.............................          --             --            --           --         --          --
   Receivable for:
     Securities sold................................       1,101         21,311            --           --      2,606       2,018
     Dividends and interest.........................       1,628          2,820         3,458       13,185        945       5,008
     Futures variation margin.......................          --             --            --           --         --         388
     Unrealized appreciation on interest rate swap
       agreements...................................          --             --            --           --         --          --
   Other assets.....................................          14             10            --           11         --           4
                                                        --------      ----------   ----------   ----------   --------    --------
       TOTAL ASSETS.................................     759,028      1,626,257     7,232,497    1,854,451    760,038     684,420
                                                        --------      ----------   ----------   ----------   --------    --------
LIABILITIES
   Cash overdraft...................................          --             --            --           --         --          --
   Unrealized depreciation on foreign currency
     exchange contracts.............................          --             --            --           --         --          --
   Written options outstanding, at value............          --             --            --           --         --           3
   Unrealized depreciation on interest rate swap
     agreements.....................................          --             --            --           --         --          --
   Payable upon return of securities lent...........          --        122,685     1,320,084           --     73,153      89,761
   Payable for:
     Securities purchased...........................       2,341         22,416         3,522           --      8,698       3,076
     Futures variation margin.......................          --             --            --           --         --          --
     Advisory fees..................................         503            626         2,141          697        298         182
     Shareholder servicing fees.....................          62            135           497          159         58          48
     Accrued dividends..............................          --             --            --        9,068         --          --
     Accrued expenses and other liabilities.........         527            146           290          131         84         314
                                                        --------      ----------   ----------   ----------   --------    --------
       TOTAL LIABILITIES............................       3,433        146,008     1,326,534       10,055     82,291      93,384
                                                        --------      ----------   ----------   ----------   --------    --------
NET ASSETS..........................................    $755,595      $1,480,249   $5,905,963   $1,844,396   $677,747    $591,036
                                                        ========      ==========   ==========   ==========   ========    ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized,
 $.001 par value per share).........................    $     28      $      75    $      125   $    1,844   $     49    $     42
Additional paid-in capital..........................     548,679      1,309,036     3,468,385    1,842,573    641,732     509,732
Undistributed net investment income (loss)..........        (379)         8,654       (13,302)          --      1,071       5,690
Accumulated net realized gain (loss) on
 investments........................................      56,913        130,723       (62,511)         (21)     6,228     (10,117)
Accumulated net unrealized appreciation
 (depreciation) on investments......................     150,354         31,761     2,513,266           --     28,667      85,689
                                                        --------      ----------   ----------   ----------   --------    --------
NET ASSETS..........................................    $755,595      $1,480,249   $5,905,963   $1,844,396   $677,747    $591,036
                                                        ========      ==========   ==========   ==========   ========    ========
Shares of common stock outstanding..................      28,107         74,725       125,275    1,844,417     48,874      41,658
Net asset value, offering and redemption price per
 share..............................................    $  26.88      $   19.81    $    47.14   $     1.00   $  13.87    $  14.19
                                                        ========      ==========   ==========   ==========   ========    ========
(A) Investments at cost.............................    $602,849      $1,440,172   $3,395,537   $1,841,254   $654,667    $501,510
                                                        ========      ==========   ==========   ==========   ========    ========
(B) Foreign currency at cost........................    $  2,974      $      --    $       --   $       --   $     --    $     --
                                                        ========      ==========   ==========   ==========   ========    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

 ----------------------------------------------------------------------------------------------------------
                                                 PORTFOLIO
 ----------------------------------------------------------------------------------------------------------
                              AST                                      AST                           AST
    AST          AST         PIMCO         AST          AST         AMERICAN           AST        NEUBERGER
 FEDERATED     T. ROWE       TOTAL       INVESCO       JANUS         CENTURY         T. ROWE       BERMAN
   HIGH      PRICE ASSET     RETURN       EQUITY     SMALL-CAP    INTERNATIONAL   PRICE GLOBAL     MID-CAP
   YIELD     ALLOCATION       BOND        INCOME       GROWTH       GROWTH II         BOND         GROWTH
 ---------   -----------   ----------   ----------   ----------   -------------   -------------   ---------
 $595,932     $435,458     $1,505,578   $1,153,162   $1,066,122     $455,183        $130,363      $763,228
   14,739       81,926             --       80,267      127,085           --              --       177,178
       --          420         14,161        3,578           --           65           5,197            --
       --           --          3,074           --           --           --              17            --
       --           --             47           --           --           67             315            --
      425          626          1,031        1,341        1,708        4,894           5,240         2,940
   11,316        2,893         12,051        5,286          146        1,048           2,245           328
       --           --             --           --           --           --              --            --
       --           --            440           --           --           --              --            --
        6            3             10           14           --            4              --            --
 --------     --------     ----------   ----------   ----------     --------        --------      --------
  622,418      521,326      1,536,392    1,243,648    1,195,061      461,261         143,377       943,674
 --------     --------     ----------   ----------   ----------     --------        --------      --------
       --           --             --           --           --           --              --            --
       --           --             91           --           --           21              95            --
       --           --            508           --           --           --              --            --
       --           --            568           --           --           --              --            --
   14,739       81,926             --       80,267      127,085           --              --       177,178
    2,585          825        401,287       17,021       15,265        7,473           6,680           685
       --           --             69           --           --           --              --            --
      368          102            250          721          363          153              46           238
       47           35             93           95           83           37              11            56
       --           --             --           --           --           --              --            --
       69           94            121          108          102          293             273            70
 --------     --------     ----------   ----------   ----------     --------        --------      --------
   17,808       82,982        402,987       98,212      142,898        7,977           7,105       178,227
 --------     --------     ----------   ----------   ----------     --------        --------      --------
 $604,610     $438,344     $1,133,405   $1,145,436   $1,052,163     $453,284        $136,272      $765,447
 ========     ========     ==========   ==========   ==========     ========        ========      ========
 $     58     $     24     $      105   $       67   $       33     $     33        $     15      $     29
  682,967      336,060      1,154,192      977,651      675,976      327,567         151,589       563,999
   28,820        5,724         29,736       11,908       (7,153)      (1,273)          8,210        (4,296)
  (17,258)       9,127        (34,574)      (1,873)     168,903      100,025         (18,670)       90,809
  (89,977)      87,409        (16,054)     157,683      214,404       26,932          (4,872)      114,906
 --------     --------     ----------   ----------   ----------     --------        --------      --------
 $604,610     $438,344     $1,133,405   $1,145,436   $1,052,163     $453,284        $136,272      $765,447
 ========     ========     ==========   ==========   ==========     ========        ========      ========
   57,565       23,733        104,870       66,945       32,783       32,797          14,956        28,854
   $10.50     $  18.47     $    10.81   $    17.11   $    32.09     $  13.82        $   9.11      $  26.53
 ========     ========     ==========   ==========   ==========     ========        ========      ========
 $685,908     $348,046     $1,527,046   $  995,479   $  851,718     $428,271        $135,448      $648,322
 ========     ========     ==========   ==========   ==========     ========        ========      ========
 $     --     $     --     $    3,063   $       --   $       --     $     --        $     17      $     --
 ========     ========     ==========   ==========   ==========     ========        ========      ========

 ----------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2000 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              ------------------------------------------------------------------
                                                                                          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                            AST        AST                                AST
                                                                          T. ROWE     PIMCO                   AST       AMERICAN
                                                                AST        PRICE     LIMITED      AST        JANUS      CENTURY
                                                              FOUNDERS    NATURAL    MATURITY   ALLIANCE    OVERSEAS    INCOME &
                                                              PASSPORT   RESOURCES     BOND      GROWTH      GROWTH      GROWTH
                                                              --------   ---------   --------   --------   ----------   --------
ASSETS
   Investments in securities at value (A)...................  $338,518   $116,080    $452,579   $443,785   $1,545,485   $478,044
   Collateral received for securities lent..................        --      9,099          --    103,202           --     53,158
   Cash.....................................................        --      2,379          --         --           21        282
   Foreign currency at value (B)............................       764         --         335         --            2         --
   Unrealized appreciation on foreign currency exchange
     contracts..............................................        27         --          40         --        8,288         --
   Receivable for:
     Securities sold........................................    10,034        596          31      3,862        6,266        606
     Dividends and interest.................................       536        219       4,214         66        1,468        499
     Futures variation margin...............................        --         --          --         --           --         25
     Unrealized appreciation on interest rate swap
       agreements...........................................        --         --          --         --           --         --
   Other assets.............................................         1          1           4          2           --          2
                                                              --------   --------    --------   --------   ----------   --------
       TOTAL ASSETS.........................................   349,880    128,374     457,203    550,917    1,561,530    532,616
                                                              --------   --------    --------   --------   ----------   --------
LIABILITIES
   Cash overdraft...........................................        --         --          --         --           --         --
   Unrealized depreciation on foreign currency exchange
     contracts..............................................        44         --          --         --        5,452         --
   Written options outstanding, at value....................        --         --          31         --           --         --
   Unrealized depreciation on interest rate swap
     agreements.............................................        --         --         145         --           --         --
   Payable upon return of securities lent...................        --      9,099          --    103,202           --     53,158
   Payable for:
     Securities purchased...................................     9,398          2      67,101      3,379       14,602        449
     Futures variation margin...............................        --         --          --         --           --         --
     Advisory fees..........................................       153         54          84        102          704        122
     Shareholder servicing fees.............................        95         10          32         36          218         64
     Accrued dividends......................................        --         --          --         --           --         --
     Accrued expenses and other liabilities.................        27         51          89         91          402         62
                                                              --------   --------    --------   --------   ----------   --------
       TOTAL LIABILITIES....................................     9,717      9,216      67,482    106,810       21,378     53,855
                                                              --------   --------    --------   --------   ----------   --------
NET ASSETS..................................................  $340,163   $119,158    $389,721   $444,107   $1,540,152   $478,761
                                                              ========   ========    ========   ========   ==========   ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
 par value per share).......................................  $     18   $      9    $     37   $     23   $       64   $     34
Additional paid-in capital..................................   342,445    112,432     386,087    313,934      858,591    452,340
Undistributed net investment income (loss)..................      (474)       915      10,742     (4,326)      (7,594)     1,474
Accumulated net realized gain (loss) on investments.........    (9,099)     4,987        (878)   106,749      219,939       (938)
Accumulated net unrealized appreciation (depreciation) on
 investments................................................     7,273        815      (6,267)    27,727      469,152     25,851
                                                              --------   --------    --------   --------   ----------   --------
NET ASSETS..................................................  $340,163   $119,158    $389,721   $444,107   $1,540,152   $478,761
                                                              ========   ========    ========   ========   ==========   ========
Shares of common stock outstanding..........................    17,656      8,520      36,997     22,901       64,044     34,081
Net asset value, offering and redemption price per share....  $  19.27   $  13.99    $  10.53   $  19.39   $    24.05   $  14.05
                                                              ========   ========    ========   ========   ==========   ========
(A) Investments at cost.....................................  $331,194   $115,262    $458,732   $416,058   $1,079,135   $452,151
                                                              ========   ========    ========   ========   ==========   ========
(B) Foreign currency at cost................................  $    799   $     --    $    340   $     --   $        2   $     --
                                                              ========   ========    ========   ========   ==========   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
                                               PORTFOLIO
--------------------------------------------------------------------------------------------------------
        AST           AST            AST                                 AST         AST
     AMERICAN      AMERICAN        T. ROWE        AST         AST       LORD       SANFORD       AST
      CENTURY       CENTURY      PRICE SMALL    MARSICO     COHEN &    ABBETT     BERNSTEIN     KEMPER
     STRATEGIC   INTERNATIONAL     COMPANY      CAPITAL     STEERS    SMALL CAP    MANAGED    SMALL-CAP
     BALANCED       GROWTH          VALUE        GROWTH     REALTY      VALUE     INDEX 500     GROWTH
     ---------   -------------   -----------   ----------   -------   ---------   ---------   ----------
     $227,440      $301,812       $301,596     $1,908,129   $88,326   $124,225    $724,098    $1,084,554
       21,907            --         14,139        250,406   10,372       6,946      55,725       103,728
          112            12             --             --    1,056          --         719           698
           --            --             --             --       --          --          --            --
           --            43             --             --       --          --          --            --
        1,110         3,173            960          1,330      159         558         416           524
        1,465           360            411            664      514          58         894            85
           15            --             --             --       --          --          --            --
           --            --             --             --       --          --          --            --
            1            --              2              6       --          --           3             2
     --------      --------       --------     ----------   -------   --------    --------    ----------
      252,050       305,400        317,108      2,160,535   100,427    131,787     781,855     1,189,591
     --------      --------       --------     ----------   -------   --------    --------    ----------
           --            --             --            564       --          --          --            --
           --            13             --             --       --          --          --            --
           --            --             --             --       --          --          --            --
           --            --             --             --       --          --          --            --
       21,907            --         14,139        250,406   10,372       6,946      55,725       103,728
        4,613         3,241             --             --       --         901          --         1,017
           --            --             --             --       --          --          --            --
           70           111            126            706       46          36          90           352
           18            33             24            159       11          10          61            80
           --            --             --             --       --          --          --            --
           50           132             64            126       12          16          65            95
     --------      --------       --------     ----------   -------   --------    --------    ----------
       26,658         3,530         14,353        251,961   10,441       7,909      55,941       105,272
     --------      --------       --------     ----------   -------   --------    --------    ----------
     $225,392      $301,870       $302,755     $1,908,574   $89,986   $123,878    $725,914    $1,084,319
     ========      ========       ========     ==========   =======   ========    ========    ==========
     $     16      $     15       $     25     $       97   $   10    $     10    $     54    $       70
      206,791       254,707        304,661      1,468,126   90,316     109,272     678,179       716,555
        2,332          (306)         1,405         (4,434)   2,361        (383)      2,697        (5,823)
        4,549        19,329          3,279         52,295   (3,456)       (372)     20,875       145,332
       11,704        28,125         (6,615)       392,490      755      15,351      24,109       228,185
     --------      --------       --------     ----------   -------   --------    --------    ----------
     $225,392      $301,870       $302,755     $1,908,574   $89,986   $123,878    $725,914    $1,084,319
     ========      ========       ========     ==========   =======   ========    ========    ==========
       15,827        14,900         24,943         96,864   10,087      10,185      53,744        70,130
     $  14.24      $  20.26       $  12.14     $    19.70   $ 8.92    $  12.16    $  13.51    $    15.46
     ========      ========       ========     ==========   =======   ========    ========    ==========
     $215,709      $273,725       $308,210     $1,515,639   $87,572   $108,875    $699,989    $  856,369
     ========      ========       ========     ==========   =======   ========    ========    ==========
     $     --      $     --       $     --     $       --   $   --    $     --    $     --    $       --
     ========      ========       ========     ==========   =======   ========    ========    ==========

--------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2000 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              ----------------------------------------------------
                                                                                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                      AST
                                                                AST                   MFS        AST         AST
                                                                MFS        AST      GROWTH      ALGER       JANUS
                                                              GLOBAL       MFS       WITH      ALL-CAP     MID-CAP
                                                              EQUITY     GROWTH     INCOME      GROWTH     GROWTH
                                                              -------    -------    -------    --------    -------
ASSETS
   Investments in securities at value (A)...................  $12,847    $38,432    $34,671    $238,253    $35,684
   Collateral received for securities lent..................       --      5,999      3,365      63,294      6,505
   Cash.....................................................       58         24         59       3,552         --
   Foreign currency at value (B)............................        1         --         --          --         --
   Unrealized appreciation on foreign currency exchange
     contracts..............................................        1         --         --          --         --
   Receivable for:
     Securities sold........................................       60        253        155       2,503         --
     Dividends and interest.................................        3         15         29          48          2
     Futures variation margin...............................       --         --         --          --         --
     Unrealized appreciation on interest rate swap
       agreements...........................................       --         --         --          --         --
   Other assets.............................................       --         --         --          --         --
                                                              -------    -------    -------    --------    -------
       TOTAL ASSETS.........................................   12,970     44,723     38,279     307,650     42,191
                                                              -------    -------    -------    --------    -------
LIABILITIES
   Cash overdraft...........................................       --         --         --          --         --
   Unrealized depreciation on foreign currency exchange
     contracts..............................................       --         --         --          --         --
   Written options outstanding, at value....................       --         --         --          --         --
   Unrealized depreciation on interest rate swap
     agreements.............................................       --         --         --          --         --
   Payable upon return of securities lent...................       --      5,999      3,365      63,294      6,505
   Payable for:
     Securities purchased...................................      759        541        234       5,272      2,002
     Futures variation margin...............................       --         --         --          --         --
     Advisory fees..........................................        7         12         10         208         12
     Shareholder servicing fees.............................        1          3          2          19          2
     Accrued dividends......................................       --         --         --          --         --
     Accrued expenses and other liabilities.................       --         --         --          59          6
                                                              -------    -------    -------    --------    -------
       TOTAL LIABILITIES....................................      767      6,555      3,611      68,852      8,527
                                                              -------    -------    -------    --------    -------
NET ASSETS..................................................  $12,203    $38,168    $34,668    $238,798    $33,664
                                                              =======    =======    =======    ========    =======
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
 par value per share).......................................  $     1    $     3    $     3    $     27    $     3
Additional paid-in capital..................................   11,763     37,174     33,925     284,589     33,331
Undistributed net investment income (loss)..................       35         23         58           1         54
Accumulated net realized gain (loss) on investments.........       96       (706)      (176)    (37,176)       144
Accumulated net unrealized appreciation (depreciation) on
 investments................................................      308      1,674        858      (8,643)       132
                                                              -------    -------    -------    --------    -------
NET ASSETS..................................................  $12,203    $38,168    $34,668    $238,798    $33,664
                                                              =======    =======    =======    ========    =======
Shares of common stock outstanding..........................    1,098      3,274      3,264      27,215      3,310
Net asset value, offering and redemption price per share....  $ 11.11    $ 11.66    $ 10.62    $   8.77    $ 10.17
                                                              =======    =======    =======    ========    =======
(A) Investments at cost.....................................  $12,533    $36,757    $33,813    $246,896    $35,552
                                                              =======    =======    =======    ========    =======
(B) Foreign currency at cost................................  $     1    $    --    $    --    $     --    $    --
                                                              =======    =======    =======    ========    =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

                      (This page intentionally left blank)

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                         ------------------------------------------------------------------------
                                                                                        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               AST
                                                              AST           AST                             NEUBERGER
                                                              AIM         ALLIANCE       AST        AST      BERMAN        AST
                                                         INTERNATIONAL   GROWTH AND    JANCAP      MONEY     MID-CAP       AIM
                                                            EQUITY         INCOME      GROWTH     MARKET      VALUE     BALANCED
                                                         -------------   ----------   ---------   -------   ---------   ---------
INVESTMENT INCOME
   Interest............................................    $   1,005     $   1,532    $  13,180   $58,618    $   964     $ 8,613
   Dividends...........................................        9,129        13,657        5,514       --       3,585         766
   Foreign taxes withheld..............................         (117)          (13)        (333)      --          (3)         (6)
                                                           ---------     ---------    ---------   -------    -------     -------
       Total Investment Income.........................       10,017        15,176       18,361   58,618       4,546       9,373
                                                           ---------     ---------    ---------   -------    -------     -------
EXPENSES
   Investment advisory fees............................        3,205         5,505       27,811    4,974       2,994       1,972
   Shareholder servicing fees..........................          370           734        3,037      995         333         271
   Administration and accounting fees..................          198           250          463      284         191         171
   Custodian fees......................................          324           128          404      142          60         156
   Distribution fees...................................          245         1,562           66       --         493           8
   Audit and legal fees................................            5             9           38       12           4           3
   Trustees' fees......................................            3             5           22        7           2           2
   Insurance expenses..................................            2             3           13        4           1           1
   Miscellaneous expenses..............................            5             6           14        6           4          35
                                                           ---------     ---------    ---------   -------    -------     -------
       Total Expenses..................................        4,357         8,202       31,868    6,424       4,082       2,619
       Less: Advisory fee waivers and expense
         reimbursements................................           --          (118)      (1,270)    (497)         --          --
       Less: Fees paid indirectly......................         (245)       (1,562)         (66)      --        (493)         (8)
                                                           ---------     ---------    ---------   -------    -------     -------
       Net Expenses....................................        4,112         6,522       30,532    5,927       3,589       2,611
                                                           ---------     ---------    ---------   -------    -------     -------
Net Investment Income (Loss)...........................        5,905         8,654      (12,171)  52,691         957       6,762
                                                           ---------     ---------    ---------   -------    -------     -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities......................................       54,728       131,196      (43,653)     (21)     11,510      (9,116)
       Foreign currency transactions...................       (1,871)           --           13       --          --      (1,158)
       Futures contracts...............................           --            --           --       --          --         348
       Written options contracts.......................           --            --           --       --          --         153
       Swap agreements.................................           --            --           --       --          --          --
                                                           ---------     ---------    ---------   -------    -------     -------
   Net realized gain (loss)............................       52,857       131,196      (43,640)     (21)     11,510      (9,773)
                                                           ---------     ---------    ---------   -------    -------     -------
 Net change in unrealized appreciation (depreciation)
   on:
       Securities......................................     (136,251)     (177,106)    (404,103)      --      18,496      14,969
       Futures contracts...............................           --            --           --       --          --        (840)
       Written option contracts........................           --            --           --       --          --        (320)
       Swap agreements.................................           --            --           --       --          --          --
       Translation of assets and liabilities
         denominated in foreign currencies.............          (40)           --         (971)      --          --          (4)
                                                           ---------     ---------    ---------   -------    -------     -------
   Net change in unrealized appreciation
     (depreciation)....................................     (136,291)     (177,106)    (405,074)      --      18,496      13,805
                                                           ---------     ---------    ---------   -------    -------     -------
   Net gain (loss) on investments......................      (83,434)      (45,910)    (448,714)     (21)     30,006       4,032
                                                           ---------     ---------    ---------   -------    -------     -------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations........................................    $ (77,529)    $ (37,256)   $(460,885)  $52,670    $30,963     $10,794
                                                           =========     =========    =========   =======    =======     =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

    ----------------------------------------------------------------------------------------------
                                              PORTFOLIO
    ----------------------------------------------------------------------------------------------
                                AST                                AST          AST         AST
       AST          AST        PIMCO      AST        AST        AMERICAN      T. ROWE    NEUBERGER
    FEDERATED     T. ROWE      TOTAL    INVESCO     JANUS        CENTURY       PRICE      BERMAN
      HIGH      PRICE ASSET   RETURN    EQUITY    SMALL-CAP   INTERNATIONAL    GLOBAL     MID-CAP
      YIELD     ALLOCATION     BOND     INCOME     GROWTH       GROWTH II       BOND      GROWTH
    ---------   -----------   -------   -------   ---------   -------------   --------   ---------
    $ 30,376      $ 6,142     $36,816   $10,952   $  3,345      $     452     $  3,398   $  1,382
       1,157        1,762         --     5,979         295          2,894           --        147
          --          (44)        --        --          (7)          (224)          (1)        --
    --------      -------     -------   -------   ---------     ---------     --------   --------
      31,533        7,860     36,816    16,931       3,633          3,122        3,397      1,529
    --------      -------     -------   -------   ---------     ---------     --------   --------
       2,131        1,821      3,421     4,071       5,895          2,409          530      2,669
         284          214        526       543         655            237           66        296
         189          165        227       229         240            172           67        148
          58           57        135        95          91            141           65         49
          --           --         --       179           6             --           --         43
           4            3          7         7           8              3            1          4
           2            2          4         4           5              2            1          2
           1            1          2         2           3              1            1          1
          45           33         11         9           6             24           10          4
    --------      -------     -------   -------   ---------     ---------     --------   --------
       2,714        2,296      4,333     5,139       6,909          2,989          741      3,216
          --           --        (13)      (18)         (6)            --           --         --
          --           --         --      (179)         (6)            --           --        (43)
    --------      -------     -------   -------   ---------     ---------     --------   --------
       2,714        2,296      4,320     4,942       6,897          2,989          741      3,173
    --------      -------     -------   -------   ---------     ---------     --------   --------
      28,819        5,564     32,496    11,989      (3,264)           133        2,656     (1,644)
    --------      -------     -------   -------   ---------     ---------     --------   --------
     (10,119)       9,422     (3,444)   (1,866)    166,452        102,253       (1,541)    91,858
          --          (58)       (35)       --           3         (1,374)      (9,646)        --
          --           --     (4,633)       --          --             --           --         --
          --           --        368        --          --             --           --         --
          --           --     (1,704)       --          --             --           --         --
    --------      -------     -------   -------   ---------     ---------     --------   --------
     (10,119)       9,364     (9,448)   (1,866)    166,455        100,879      (11,187)    91,858
    --------      -------     -------   -------   ---------     ---------     --------   --------
     (32,589)      (9,794)     6,831    10,016    (400,468)      (139,048)       3,406    (36,038)
          --           --     10,431        --          --             --           --         --
          --           --        485        --          --             --           --         --
          --           --        119        --          --             --           --         --
          --           (1)        78        --          (1)            41          289         --
    --------      -------     -------   -------   ---------     ---------     --------   --------
     (32,589)      (9,795)    17,944    10,016    (400,469)      (139,007)       3,695    (36,038)
    --------      -------     -------   -------   ---------     ---------     --------   --------
     (42,708)        (431)     8,496     8,150    (234,014)       (38,128)      (7,492)    55,820
    --------      -------     -------   -------   ---------     ---------     --------   --------
    $(13,889)     $ 5,133     $40,992   $20,139   $(237,278)    $ (37,995)    $ (4,836)  $ 54,176
    ========      =======     =======   =======   =========     =========     ========   ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                              -----------------------------------------------------------------
                                                                                          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                            AST        AST                               AST
                                                                          T. ROWE     PIMCO                   AST      AMERICAN
                                                                AST        PRICE     LIMITED      AST        JANUS     CENTURY
                                                              FOUNDERS    NATURAL    MATURITY   ALLIANCE   OVERSEAS    INCOME &
                                                              PASSPORT   RESOURCES     BOND      GROWTH     GROWTH      GROWTH
                                                              --------   ---------   --------   --------   ---------   --------
INVESTMENT INCOME
   Interest.................................................  $    528    $   182    $13,146    $    804   $   4,615   $    519
   Dividends................................................     1,405      1,182         --         426       8,592      2,950
   Foreign taxes withheld...................................       (92)       (18)        --          (4)       (193)        (8)
                                                              --------    -------    -------    --------   ---------   --------
       Total Investment Income..............................     1,841      1,346     13,146       1,226      13,014      3,461
                                                              --------    -------    -------    --------   ---------   --------
EXPENSES
   Investment advisory fees.................................     1,738        486      1,241       1,860       8,751      1,576
   Shareholder servicing fees...............................       174         54        192         207         875        210
   Administration and accounting fees.......................        96         48        160         141         246        140
   Custodian fees...........................................       107         25         55          46         256         51
   Distribution fees........................................        --         56         --         251         140         --
   Audit and legal fees.....................................         2          1          2           3          11          3
   Trustees' fees...........................................         1         --          1           1           6          2
   Insurance expenses.......................................         1         --          1           1           4          1
   Miscellaneous expenses...................................         5          5          9           3          17          4
                                                              --------    -------    -------    --------   ---------   --------
       Total Expenses.......................................     2,124        675      1,661       2,513      10,306      1,987
       Less: Advisory fee waivers and expense
         reimbursements.....................................        --         --         --          --         (72)        --
       Less: Fees paid indirectly...........................        --        (56)        --        (251)       (140)        --
                                                              --------    -------    -------    --------   ---------   --------
       Net Expenses.........................................     2,124        619      1,661       2,262      10,094      1,987
                                                              --------    -------    -------    --------   ---------   --------
Net Investment Income (Loss)................................      (283)       727     11,485      (1,036)      2,920      1,474
                                                              --------    -------    -------    --------   ---------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities...........................................    (7,091)     6,564      1,105     104,882     207,448      1,595
       Foreign currency transactions........................    (2,003)       (36)       222          --      22,962         --
       Futures contracts....................................        --         --       (402)         --          --       (357)
       Written options contracts............................        --         --         --          --          --         --
       Swap agreements......................................        --         --         --          --          --         --
                                                              --------    -------    -------    --------   ---------   --------
   Net realized gain (loss).................................    (9,094)     6,528        925     104,882     230,410      1,238
                                                              --------    -------    -------    --------   ---------   --------
 Net change in unrealized appreciation (depreciation) on:
       Securities...........................................   (52,551)    (1,523)    (1,110)    (68,243)   (250,627)   (17,021)
       Futures contracts....................................        --         --        217          --          --       (456)
       Written option contracts.............................        --         --       (113)         --          --         --
       Swap agreements......................................        --         --        (47)         --          --         --
       Translation of assets and liabilities denominated in
         foreign currencies.................................        47         (2)       (16)         --         427         --
                                                              --------    -------    -------    --------   ---------   --------
   Net change in unrealized appreciation (depreciation).....   (52,504)    (1,525)    (1,069)    (68,243)   (250,200)   (17,477)
                                                              --------    -------    -------    --------   ---------   --------
   Net gain (loss) on investments...........................   (61,598)     5,003       (144)     36,639     (19,790)   (16,239)
                                                              --------    -------    -------    --------   ---------   --------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  $(61,881)   $ 5,730    $11,341    $ 35,603   $ (16,870)  $(14,765)
                                                              ========    =======    =======    ========   =========   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

    -------------------------------------------------------------------------------------------------
                                                PORTFOLIO
    -------------------------------------------------------------------------------------------------
       AST           AST            AST                                AST         AST
    AMERICAN      AMERICAN        T. ROWE        AST        AST       LORD       SANFORD       AST
     CENTURY       CENTURY      PRICE SMALL    MARSICO    COHEN &    ABBETT     BERNSTEIN    KEMPER
    STRATEGIC   INTERNATIONAL     COMPANY      CAPITAL    STEERS    SMALL CAP    MANAGED    SMALL-CAP
    BALANCED       GROWTH          VALUE       GROWTH     REALTY      VALUE     INDEX 500    GROWTH
    ---------   -------------   -----------   ---------   -------   ---------   ---------   ---------
     $ 2,935      $    578        $   349     $   4,090   $  111     $   190    $  1,257    $   1,956
         662           932          2,293         3,240    2,122         231       4,073          207
          (1)          (47)            --            (8)      --          (2)         (2)          --
     -------      --------        -------     ---------   ------     -------    --------    ---------
       3,596         1,463          2,642         7,322    2,233         419       5,328        2,163
     -------      --------        -------     ---------   ------     -------    --------    ---------
         922         1,030          1,218         8,072      360         451       2,069        4,436
         109           103            135           897       36          47         345          468
         103            71            117           256       37          37         109          205
          44           134             33           122        9          17          89           78
          --             4             --           124       28          --         128           22
           1             1              2            11       --           1           4            6
           1             1              1             6       --          --           2            3
          --            --              1             4       --          --           2            2
           3            12              3             7        2           2          11            2
     -------      --------        -------     ---------   ------     -------    --------    ---------
       1,183         1,356          1,510         9,499      472         555       2,759        5,222
          --            --             --          (200)      --          --          --           (1)
          --            (4)            --          (124)     (28)         --        (128)         (22)
     -------      --------        -------     ---------   ------     -------    --------    ---------
       1,183         1,352          1,510         9,175      444         555       2,631        5,199
     -------      --------        -------     ---------   ------     -------    --------    ---------
       2,413           111          1,132        (1,853)   1,789        (136)      2,697       (3,036)
     -------      --------        -------     ---------   ------     -------    --------    ---------
       5,879        19,990          3,423        50,978     (263)      1,912      23,251      142,614
      (1,249)          (20)            --           (62)      --          --          --           --
         145            --             --            --       --          --       4,346           --
          --            --             --            --       --          --          --           --
          --            --             --            --       --          --          --           --
     -------      --------        -------     ---------   ------     -------    --------    ---------
       4,775        19,970          3,423        50,916     (263)      1,912      27,597      142,614
     -------      --------        -------     ---------   ------     -------    --------    ---------
      (5,501)      (34,075)        30,918      (173,148)   5,533       9,197     (51,748)    (107,716)
         (75)           --             --            --       --          --          --           --
          --            --             --            --       --          --          --           --
          --            --             --            --       --          --          --           --
          (1)           41             --            (2)      --          --          --           --
     -------      --------        -------     ---------   ------     -------    --------    ---------
      (5,577)      (34,034)        30,918      (173,150)   5,533       9,197     (51,748)    (107,716)
     -------      --------        -------     ---------   ------     -------    --------    ---------
        (802)      (14,064)        34,341      (122,234)   5,270      11,109     (24,151)      34,898
     -------      --------        -------     ---------   ------     -------    --------    ---------
     $ 1,611      $(13,953)       $35,473     $(124,087)  $7,059     $10,973    $(21,454)   $  31,862
     =======      ========        =======     =========   ======     =======    ========    =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                               --------------------------------------------------
                                                                                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                                AST                  AST         AST        AST
                                                                MFS      AST         MFS        ALGER      JANUS
                                                               GLOBAL    MFS     GROWTH WITH   ALL-CAP    MID-CAP
                                                               EQUITY   GROWTH     INCOME       GROWTH    GROWTH
                                                               ------   ------   -----------   --------   -------
INVESTMENT INCOME
   Interest.................................................    $ 20    $  89       $  55      $    866    $ 92
   Dividends................................................      46       41         101            68       2
   Foreign taxes withheld...................................      (1)      --          (1)           (2)     --
                                                                ----    ------      -----      --------    ----
       Total Investment Income..............................      65      130         155           932      94
                                                                ----    ------      -----      --------    ----
EXPENSES
   Investment advisory fees.................................      24       95          92           739      31
   Shareholder servicing fees...............................       2       11           9            76       3
   Administration and accounting fees.......................       1        1           3            75       3
   Custodian fees...........................................       2       --           1            37      --
   Distribution fees........................................      --       --          --            --       1
   Audit and legal fees.....................................      --       --          --             1      --
   Trustees' fees...........................................      --       --          --            --      --
   Insurance expenses.......................................      --       --          --            --      --
   Miscellaneous expenses...................................      --       --          --             3       3
                                                                ----    ------      -----      --------    ----
       Total Expenses.......................................      29      107         105           931      41
       Less: Advisory fee waivers and expense
         reimbursements.....................................      --       --          (8)           --      --
       Less: Fees paid indirectly...........................      --       --          --            --      (1)
                                                                ----    ------      -----      --------    ----
       Net Expenses.........................................      29      107          97           931      40
                                                                ----    ------      -----      --------    ----
Net Investment Income (Loss)................................      36       23          58             1      54
                                                                ----    ------      -----      --------    ----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities...........................................      95     (692)       (170)      (37,176)    144
       Foreign currency transactions........................       1       (8)         (3)           --      --
       Futures contracts....................................      --       --          --            --      --
       Written options contracts............................      --       --          --            --      --
       Swap agreements......................................      --       --          --            --      --
                                                                ----    ------      -----      --------    ----
   Net realized gain (loss).................................      96     (700)       (173)      (37,176)    144
                                                                ----    ------      -----      --------    ----
 Net change in unrealized appreciation (depreciation) on:
       Securities...........................................     210    1,305         584        (8,643)    132
       Futures contracts....................................      --       --          --            --      --
       Written option contracts.............................      --       --          --            --      --
       Swap agreements......................................      --       --          --            --      --
       Translation of assets and liabilities denominated in
         foreign currencies.................................      (7)      --          --            --      --
                                                                ----    ------      -----      --------    ----
   Net change in unrealized appreciation (depreciation).....     203    1,305         584        (8,643)    132
                                                                ----    ------      -----      --------    ----
   Net gain (loss) on investments...........................     299      605         411       (45,819)    276
                                                                ----    ------      -----      --------    ----
   Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    $335    $ 628       $ 469      $(45,818)   $330
                                                                ====    ======      =====      ========    ====

--------------------------------------------------------------------------------

See Notes to Financial Statements.

                      (This page intentionally left blank)

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                              ---------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                          AST AIM                        AST ALLIANCE
                                   INTERNATIONAL EQUITY                GROWTH AND INCOME                 AST JANCAP GROWTH
                              -------------------------------   -------------------------------   -------------------------------
                              SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                               JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
                                (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)          1999
                              ----------------   ------------   ----------------   ------------   ----------------   ------------
FROM OPERATIONS
   Net investment income
     (loss).................     $   5,905        $     970        $    8,654       $   14,653       $  (12,171)     $     5,220
   Net realized gain (loss)
     on investments.........        52,857           94,950           131,196          171,133          (43,640)         477,448
   Net change in unrealized
     appreciation
     (depreciation) on
     investments............      (136,291)         209,949          (177,106)           9,189         (405,074)       1,482,720
                                 ---------        ---------        ----------       ----------       ----------      -----------
     Net Increase (Decrease)
       in Net Assets from
       Operations...........       (77,529)         305,869           (37,256)         194,975         (460,885)       1,965,388
                                 ---------        ---------        ----------       ----------       ----------      -----------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS
   Dividends to shareholders
     from net investment
     income.................        (1,501)              --           (14,653)         (13,889)          (7,572)              --
   Distributions to
     shareholders from
     capital gains..........       (96,849)         (40,173)         (169,612)         (65,834)        (492,826)        (130,343)
                                 ---------        ---------        ----------       ----------       ----------      -----------
     Total Dividends and
       Distributions to
       Shareholders.........       (98,350)         (40,173)         (184,265)         (79,723)        (500,398)        (130,343)
                                 ---------        ---------        ----------       ----------       ----------      -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares
     sold...................       385,348          466,738           251,361          593,376        1,290,700        2,869,466
   Net asset value of shares
     issued in reinvestment
     of dividends and
     distributions..........        98,350           40,173           184,265           79,723          500,398          130,343
   Cost of shares
     redeemed...............      (322,736)        (499,556)         (232,162)        (471,954)        (847,630)      (2,166,734)
                                 ---------        ---------        ----------       ----------       ----------      -----------
     Increase (Decrease) in
       Net Assets from
       Capital Share
       Transactions.........       160,962            7,355           203,464          201,145          943,468          833,075
                                 ---------        ---------        ----------       ----------       ----------      -----------
       Total Increase
         (Decrease) in Net
         Assets.............       (14,917)         273,051           (18,057)         316,397          (17,815)       2,668,120)
NET ASSETS
   Beginning of Period......       770,512          497,461         1,498,306        1,181,909        5,923,778        3,255,658
                                 ---------        ---------        ----------       ----------       ----------      -----------
   End of Period............     $ 755,595        $ 770,512        $1,480,249       $1,498,306       $5,905,963      $ 5,923,778
                                 =========        =========        ==========       ==========       ==========      ===========
SHARES ISSUED AND REDEEMED
   Shares sold..............        13,788           19,802            12,279           26,751           24,844           68,510
   Shares issued in
     reinvestment of
     dividends and
     distributions..........         3,216            1,887            10,214            3,891            9,573            3,397
   Shares redeemed..........       (11,407)         (21,118)          (11,518)         (21,409)         (16,433)         (52,595)
                                 ---------        ---------        ----------       ----------       ----------      -----------
     Net Increase (Decrease)
       in Shares
       Outstanding..........         5,597              571            10,975            9,233           17,984           19,312
                                 =========        =========        ==========       ==========       ==========      ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
                                               PORTFOLIO
-------------------------------------------------------------------------------------------------------
                                           AST NEUBERGER BERMAN
           AST MONEY MARKET                    MID-CAP VALUE                   AST AIM BALANCED
    -------------------------------   -------------------------------   -------------------------------
    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
     JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
      (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)          1999
    ----------------   ------------   ----------------   ------------   ----------------   ------------
      $    52,691      $    71,758       $     957        $   2,177         $  6,762         $ 10,135
              (21)               8          11,510           (1,550)          (9,773)          37,486
               --               --          18,496           (4,592)          13,805           37,287
      -----------      -----------       ---------        ---------         --------         --------
           52,670           71,766          30,963           (3,965)          10,794           84,908
      -----------      -----------       ---------        ---------         --------         --------
          (52,691)         (71,758)         (2,176)          (3,830)         (10,797)          (9,982)
               (8)            (106)         (2,619)          (8,712)         (36,372)         (33,245)
      -----------      -----------       ---------        ---------         --------         --------
          (52,699)         (71,864)         (4,795)         (12,542)         (47,169)         (43,227)
      -----------      -----------       ---------        ---------         --------         --------
        5,722,386        9,162,968         137,452          648,383           95,348           58,331
           51,958           67,429           4,795           12,542           47,169           43,228
       (6,339,076)      (7,788,875)       (155,051)        (252,003)         (14,677)         (53,004)
      -----------      -----------       ---------        ---------         --------         --------
         (564,732)       1,441,522         (12,804)         408,922          127,840           48,555
      -----------      -----------       ---------        ---------         --------         --------
         (564,761)       1,441,424          13,364          392,415           91,465           90,236
        2,409,157          967,733         664,383          271,968          499,571          409,335
      -----------      -----------       ---------        ---------         --------         --------
      $ 1,844,396      $ 2,409,157       $ 677,747        $ 664,383         $591,036         $499,571
      ===========      ===========       =========        =========         ========         ========
        5,722,386        9,162,968          10,064           47,274            6,614            4,301
           51,958           67,429             379              999            3,271            3,442
       (6,339,075)      (7,788,875)        (11,448)         (19,055)          (1,007)          (3,934)
      -----------      -----------       ---------        ---------         --------         --------
         (564,731)       1,441,522          (1,005)          29,218            8,878            3,809
      ===========      ===========       =========        =========         ========         ========

---  -----------------------------------------------------------------
                                 PORTFOLIO
---  -----------------------------------------------------------------
              AST FEDERATED                   AST T. ROWE PRICE
               HIGH YIELD                     ASSET ALLOCATION
     -------------------------------   -------------------------------
     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
      JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
       (UNAUDITED)          1999         (UNAUDITED)          1999
     ----------------   ------------   ----------------   ------------
        $  28,819        $  57,676         $  5,564         $ 10,648
          (10,119)          (7,097)           9,364            3,891
          (32,589)         (38,643)          (9,795)          25,492
        ---------        ---------         --------         --------
          (13,889)          11,936            5,133           40,031
        ---------        ---------         --------         --------
          (57,675)         (46,298)         (10,446)          (7,355)
               --           (4,074)          (4,195)            (104)
        ---------        ---------         --------         --------
          (57,675)         (50,372)         (14,641)          (7,459)
        ---------        ---------         --------         --------
          147,207          351,076           42,979          127,050
           57,675           50,372           14,641            7,459
         (152,496)        (334,904)         (57,310)         (63,736)
        ---------        ---------         --------         --------
           52,386           66,544              310           70,773
        ---------        ---------         --------         --------
          (19,178)          28,108           (9,198)         103,345
          623,788          595,680          447,542          344,197
        ---------        ---------         --------         --------
        $ 604,610        $ 623,788         $438,344         $447,542
        =========        =========         ========         ========
           13,932           28,958            2,320            7,183
            5,415            4,212              831              438
          (14,101)         (27,931)          (3,153)          (3,583)
        ---------        ---------         --------         --------
            5,246            5,239               (2)           4,038
        =========        =========         ========         ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                              ---------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                      AST PIMCO TOTAL                     AST INVESCO                        AST JANUS
                                        RETURN BOND                      EQUITY INCOME                   SMALL-CAP GROWTH
                              -------------------------------   -------------------------------   -------------------------------
                              SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                               JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
                                (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)          1999
                              ----------------   ------------   ----------------   ------------   ----------------   ------------
FROM OPERATIONS
   Net investment income
     (loss).................     $   32,496       $   54,418       $   11,989       $   20,214       $   (3,264)      $   (2,537)
   Net realized gain (loss)
     on investments.........         (9,448)         (28,885)          (1,866)          78,862          166,455          145,207
   Net change in unrealized
     appreciation
     (depreciation) on
     investments............         17,944          (35,986)          10,016            2,582         (400,469)         550,645
                                 ----------       ----------       ----------       ----------       ----------       ----------
     Net Increase (Decrease)
       in Net Assets from
       Operations...........         40,992          (10,453)          20,139          101,658         (237,278)         693,315
                                 ----------       ----------       ----------       ----------       ----------       ----------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS
   Dividends to shareholders
     from net investment
     income.................        (54,224)         (40,382)         (20,214)         (15,474)              --               --
   Distributions to
     shareholders from
     capital gains..........             --          (29,828)         (78,949)         (23,985)        (136,801)              --
                                 ----------       ----------       ----------       ----------       ----------       ----------
     Total Dividends and
       Distributions to
       Shareholders.........        (54,224)         (70,210)         (99,163)         (39,459)        (136,801)              --
                                 ----------       ----------       ----------       ----------       ----------       ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares
     sold...................        253,911          406,569          221,629          375,408          135,992          917,746
   Net asset value of shares
     issued in reinvestment
     of dividends and
     distributions..........         54,224           70,210           99,163           39,458          136,801               --
   Cost of shares
     redeemed...............       (167,261)        (286,850)        (144,396)        (260,483)        (289,762)        (453,697)
                                 ----------       ----------       ----------       ----------       ----------       ----------
     Increase (Decrease) in
       Net Assets from
       Capital Share
       Transactions.........        140,874          189,929          176,396          154,383          (16,969)         464,049
                                 ----------       ----------       ----------       ----------       ----------       ----------
       Total Increase
         (Decrease) in Net
         Assets.............        127,642          109,266           97,372          216,582         (391,048)       1,157,364
NET ASSETS
   Beginning of Period......      1,005,763          896,497        1,048,064          831,482        1,443,211          285,847
                                 ----------       ----------       ----------       ----------       ----------       ----------
   End of Period............     $1,133,405       $1,005,763       $1,145,436       $1,048,064       $1,052,163       $1,443,211
                                 ==========       ==========       ==========       ==========       ==========       ==========
SHARES ISSUED AND REDEEMED
   Shares sold..............         23,766           36,437           12,945           20,846            3,217           37,569
   Shares issued in
     reinvestment of
     dividends and
     distributions..........          5,154            6,394            6,225            2,329            3,008               --
   Shares redeemed..........        (15,593)         (25,872)          (8,411)         (14,501)          (7,312)         (19,931)
                                 ----------       ----------       ----------       ----------       ----------       ----------
     Net Increase (Decrease)
       in Shares
       Outstanding..........         13,327           16,959           10,759            8,674           (1,087)          17,638
                                 ==========       ==========       ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
                                             PORTFOLIO
---------------------------------------------------------------------------------------------------
     AST AMERICAN CENTURY                AST T. ROWE PRICE               AST NEUBERGER BERMAN
    INTERNATIONAL GROWTH II                 GLOBAL BOND                     MID-CAP GROWTH
-------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
  (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)          1999
----------------   ------------   ----------------   ------------   ----------------   ------------
   $     133        $   2,133         $  2,656         $  5,163        $  (1,644)       $  (1,935)
     100,879           47,755          (11,187)          (3,742)          91,858           13,781
    (139,007)          83,119            3,695          (14,013)         (36,038)         118,263
   ---------        ---------         --------         --------        ---------        ---------
     (37,995)         133,007           (4,836)         (12,592)          54,176          130,109
   ---------        ---------         --------         --------        ---------        ---------
      (1,024)          (3,236)          (2,181)          (9,278)              --               --
     (49,071)         (21,765)              --           (2,979)         (13,633)         (19,893)
   ---------        ---------         --------         --------        ---------        ---------
     (50,095)         (25,001)          (2,181)         (12,257)         (13,633)         (19,893)
   ---------        ---------         --------         --------        ---------        ---------
     178,381          603,613           13,911           48,898          719,950          202,094
      50,095           25,001            2,181           12,257           13,633           19,893
    (203,926)        (691,957)         (10,947)         (46,135)        (403,004)        (199,670)
   ---------        ---------         --------         --------        ---------        ---------
      24,550          (63,343)           5,145           15,020          330,579           22,317
   ---------        ---------         --------         --------        ---------        ---------
     (63,540)          44,663           (1,872)          (9,829)         371,122          132,533
     516,824          472,161          138,144          147,973          394,325          261,792
   ---------        ---------         --------         --------        ---------        ---------
   $ 453,284        $ 516,824         $136,272         $138,144        $ 765,447        $ 394,325
   =========        =========         ========         ========        =========        =========
      12,307           46,058            1,524            4,970           27,668           11,881
       3,309            2,034              237            1,233              468            1,303
     (13,817)         (52,356)          (1,198)          (4,723)         (15,690)         (11,944)
   ---------        ---------         --------         --------        ---------        ---------
       1,799           (4,264)             563            1,480           12,446            1,240
   =========        =========         ========         ========        =========        =========

-----------------------------------------------------------------
                            PORTFOLIO
-----------------------------------------------------------------
                                         AST T. ROWE PRICE
     AST FOUNDERS PASSPORT               NATURAL RESOURCES
-------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
  (UNAUDITED)          1999         (UNAUDITED)          1999
----------------   ------------   ----------------   ------------
   $    (283)       $    (654)        $    727         $  1,045
      (9,094)          60,896            6,528           (1,413)
     (52,504)          36,077           (1,525)          20,106
   ---------        ---------         --------         --------
     (61,881)          96,319            5,730           19,738
   ---------        ---------         --------         --------
          --             (228)            (945)          (1,049)
     (57,250)            (256)              --           (8,637)
   ---------        ---------         --------         --------
     (57,250)            (484)            (945)          (9,686)
   ---------        ---------         --------         --------
     466,333          141,040           76,376           98,060
      57,251              484              945            9,685
    (281,687)        (139,959)         (65,173)         (89,698)
   ---------        ---------         --------         --------
     241,897            1,565           12,148           18,047
   ---------        ---------         --------         --------
     122,766           97,400           16,933           28,099
     217,397          119,997          102,225           74,126
   ---------        ---------         --------         --------
   $ 340,163        $ 217,397         $119,158         $102,225
   =========        =========         ========         ========
      19,108            8,649            5,487            7,786
       1,921               38               78              988
     (12,200)          (9,064)          (4,813)          (7,197)
   ---------        ---------         --------         --------
       8,829             (377)             752            1,577
   =========        =========         ========         ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                              ---------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                     AST PIMCO LIMITED                                                       AST JANUS
                                       MATURITY BOND                  AST ALLIANCE GROWTH                 OVERSEAS GROWTH
                              -------------------------------   -------------------------------   -------------------------------
                              SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                               JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
                                (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)          1999
                              ----------------   ------------   ----------------   ------------   ----------------   ------------
FROM OPERATIONS
   Net investment income
     (loss).................      $ 11,485        $  21,139         $ (1,036)       $  (1,417)       $    2,920       $   (1,485)
   Net realized gain (loss)
     on investments.........           925           (1,892)         104,882           32,038           230,410           30,229
   Net change in unrealized
     appreciation
     (depreciation) on
     investments............        (1,069)          (5,992)         (68,243)          60,401          (250,200)         629,896
                                  --------        ---------         --------        ---------        ----------       ----------
     Net Increase (Decrease)
       in Net Assets from
       Operations...........        11,341           13,255           35,603           91,022           (16,870)         658,640
                                  --------        ---------         --------        ---------        ----------       ----------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS
   Dividends to shareholders
     from net investment
     income.................       (21,367)         (18,691)              --               --            (9,620)              --
   Distributions to
     shareholders from
     capital gains..........            --               --          (30,894)         (33,503)          (13,477)              --
                                  --------        ---------         --------        ---------        ----------       ----------
     Total Dividends and
       Distributions to
       Shareholders.........       (21,367)         (18,691)         (30,894)         (33,503)          (23,097)              --
                                  --------        ---------         --------        ---------        ----------       ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares
     sold...................        61,013          176,908          111,788           82,279           752,575        1,127,067
   Net asset value of shares
     issued in reinvestment
     of dividends and
     distributions..........        21,367           18,691           30,894           33,504            23,097               --
   Cost of shares
     redeemed...............       (89,237)        (133,266)         (67,738)        (109,772)         (746,598)        (841,868)
                                  --------        ---------         --------        ---------        ----------       ----------
     Increase (Decrease) in
       Net Assets from
       Capital Share
       Transactions.........        (6,857)          62,333           74,944            6,011            29,074          285,199
                                  --------        ---------         --------        ---------        ----------       ----------
       Total Increase
         (Decrease) in Net
         Assets.............       (16,883)          56,897           79,653           63,530           (10,893)         943,839
NET ASSETS
   Beginning of Period......       406,604          349,707          364,454          300,924         1,551,045          607,206
                                  --------        ---------         --------        ---------        ----------       ----------
   End of Period............      $389,721        $ 406,604         $444,107        $ 364,454        $1,540,152       $1,551,045
                                  ========        =========         ========        =========        ==========       ==========
SHARES ISSUED AND REDEEMED
   Shares sold..............         5,853           16,533            5,690            5,458            29,674           73,126
   Shares issued in
     reinvestment of
     dividends and
     distributions..........         2,075            1,783            1,561            2,396               801               --
   Shares redeemed..........        (8,449)         (12,347)          (3,580)          (7,346)          (28,227)         (55,526)
                                  --------        ---------         --------        ---------        ----------       ----------
     Net Increase (Decrease)
       in Shares
       Outstanding..........          (521)           5,969            3,671              508             2,248           17,600
                                  ========        =========         ========        =========        ==========       ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
                                             PORTFOLIO
---------------------------------------------------------------------------------------------------
     AST AMERICAN CENTURY              AST AMERICAN CENTURY              AST AMERICAN CENTURY
        INCOME & GROWTH                 STRATEGIC BALANCED               INTERNATIONAL GROWTH
-------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
  (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)          1999
----------------   ------------   ----------------   ------------   ----------------   ------------
    $  1,474         $  2,121         $  2,413        $   3,184        $     111         $   (318)
       1,238           20,971            4,775           12,632           19,970            7,972
     (17,477)          31,045           (5,577)           4,767          (34,034)          53,802
    --------         --------         --------        ---------        ---------         --------
     (14,765)          54,137            1,611           20,583          (13,953)          61,456
    --------         --------         --------        ---------        ---------         --------
      (2,121)          (1,630)          (3,230)            (936)              --               --
     (22,771)          (9,176)         (12,672)             (24)          (6,118)            (596)
    --------         --------         --------        ---------        ---------         --------
     (24,892)         (10,806)         (15,902)            (960)          (6,118)            (596)
    --------         --------         --------        ---------        ---------         --------
     164,373          146,857           21,144          117,755          302,088           98,779
      24,892           10,806           15,902              960            6,118              596
     (31,477)         (30,235)         (14,111)         (12,633)        (140,491)         (83,742)
    --------         --------         --------        ---------        ---------         --------
     157,788          127,428           22,935          106,082          167,715           15,633
    --------         --------         --------        ---------        ---------         --------
     118,131          170,759            8,644          125,705          147,644           76,493
     360,630          189,871          216,748           91,043          154,226           77,733
    --------         --------         --------        ---------        ---------         --------
    $478,761         $360,630         $225,392        $ 216,748        $ 301,870         $154,226
    ========         ========         ========        =========        =========         ========
      11,385           10,285            1,473            8,308           14,498            6,699
       1,883              844            1,176               69              261               44
      (2,232)          (2,180)            (988)            (875)          (6,743)          (5,549)
    --------         --------         --------        ---------        ---------         --------
      11,036            8,949            1,661            7,502            8,016            1,194
    ========         ========         ========        =========        =========         ========

-----------------------------------------------------------------
                            PORTFOLIO
-----------------------------------------------------------------
       AST T. ROWE PRICE                    AST MARSICO
      SMALL COMPANY VALUE                 CAPITAL GROWTH
-------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
  (UNAUDITED)          1999         (UNAUDITED)          1999
----------------   ------------   ----------------   ------------
   $   1,132        $   1,805        $   (1,853)      $   (2,610)
       3,423           14,768            50,916           53,167
      30,918          (16,127)         (173,150)         478,644
   ---------        ---------        ----------       ----------
      35,473              446          (124,087)         529,201
   ---------        ---------        ----------       ----------
      (1,649)          (2,399)               --             (400)
     (14,365)              --           (45,101)            (476)
   ---------        ---------        ----------       ----------
     (16,014)          (2,399)          (45,101)            (876)
   ---------        ---------        ----------       ----------
     123,777          129,871           479,131          922,808
      16,014            2,399            45,101              876
    (117,988)        (172,896)         (170,206)        (323,239)
   ---------        ---------        ----------       ----------
      21,803          (40,626)          354,026          600,445
   ---------        ---------        ----------       ----------
      41,262          (42,579)          184,838        1,128,770
     261,493          304,072         1,723,736          594,966
   ---------        ---------        ----------       ----------
   $ 302,755        $ 261,493        $1,908,574       $1,723,736
   =========        =========        ==========       ==========
      10,869           11,553            23,394           57,115
       1,497              233             2,168               59
     (10,373)         (15,422)           (8,373)         (19,397)
   ---------        ---------        ----------       ----------
       1,993           (3,636)           17,189           37,777
    =========        =========        ==========       ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                              ---------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                    AST COHEN & STEERS                  AST LORD ABBETT                AST SANFORD BERNSTEIN
                                          REALTY                        SMALL CAP VALUE                  MANAGED INDEX 500
                              -------------------------------   -------------------------------   -------------------------------
                              SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                               JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
                                (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)          1999
                              ----------------   ------------   ----------------   ------------   ----------------   ------------
FROM OPERATIONS
   Net investment income
     (loss).................     $   1,789        $   2,446        $     (136)      $     (202)      $   2,697        $   3,516
   Net realized gain (loss)
     on investments.........          (263)          (2,514)            1,912              255          27,597           40,358
   Net change in unrealized
     appreciation
     (depreciation) on
     investments............         5,533             (181)            9,197            5,624         (51,748)          47,244
                                 ---------        ---------        ----------       ----------       ---------        ---------
     Net Increase (Decrease)
       in Net Assets from
       Operations...........         7,059             (249)           10,973            5,677         (21,454)          91,118
                                 ---------        ---------        ----------       ----------       ---------        ---------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS
   Dividends to shareholders
     from net investment
     income.................        (2,005)            (956)               --               --          (3,516)          (1,358)
   Distributions to
     shareholders from
     capital gains..........            --               --                --               --         (41,829)          (9,219)
                                 ---------        ---------        ----------       ----------       ---------        ---------
     Total Dividends and
       Distributions to
       Shareholders.........        (2,005)            (956)               --               --         (45,345)         (10,577)
                                 ---------        ---------        ----------       ----------       ---------        ---------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares
     sold...................        68,236           55,613            59,074           70,629         373,470          624,369
   Net asset value of shares
     issued in reinvestment
     of dividends and
     distributions..........         2,005              956                --               --          45,345           10,577
   Cost of shares
     redeemed...............       (42,006)         (31,692)          (20,361)         (43,902)       (259,669)        (371,471)
                                 ---------        ---------        ----------       ----------       ---------        ---------
     Increase (Decrease) in
       Net Assets from
       Capital Share
       Transactions.........        28,235           24,877            38,713           26,727         159,146          263,475
                                 ---------        ---------        ----------       ----------       ---------        ---------
       Total Increase
         (Decrease) in Net
         Assets.............        33,289           23,672            49,686           32,404          92,347          344,016
NET ASSETS
   Beginning of Period......        56,697           33,025            74,192           41,788         633,567          289,551
                                 ---------        ---------        ----------       ----------       ---------        ---------
   End of Period............     $  89,986        $  56,697        $  123,878       $   74,192       $ 725,914        $ 633,567
                                 =========        =========        ==========       ==========       =========        =========
SHARES ISSUED AND REDEEMED
   Shares sold..............         7,925            6,510             5,164            6,842          26,579           46,867
   Shares issued in
     reinvestment of
     dividends and
     distributions..........           257              117                --               --           3,531              847
   Shares redeemed..........        (4,878)          (3,773)           (1,803)          (4,199)        (18,724)         (28,014)
                                 ---------        ---------        ----------       ----------       ---------        ---------
     Net Increase (Decrease)
       in Shares
       Outstanding..........         3,304            2,854             3,361            2,643          11,386           19,700
                                 =========        =========        ==========       ==========       =========        =========

--------------------------------------------------------------------------------
(1) Commenced operations on January 4, 1999.
(2) Commenced operations on October 18, 1999.
(3) Commenced operations on December 31, 1999.
(4) Commenced operations on May 1, 2000.

See Notes to Financial Statements.

 ---------------------------------------------------------------------------------------------------
                                              PORTFOLIO
 ---------------------------------------------------------------------------------------------------
           AST KEMPER                          AST MFS
        SMALL-CAP GROWTH                    GLOBAL EQUITY                    AST MFS GROWTH
 -------------------------------   -------------------------------   -------------------------------
 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
  JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000     DECEMBER 31,
   (UNAUDITED)        1999(1)        (UNAUDITED)        1999(2)        (UNAUDITED)        1999(2)
 ----------------   ------------   ----------------   ------------   ----------------   ------------
    $   (3,036)      $  (2,787)        $    36           $    1          $    23           $    3
       142,614          51,910              96                2             (700)              (6)
      (107,716)        335,901             203              105            1,305              370
    ----------       ---------         -------           ------          -------           ------
        31,862         385,024             335              108              628              367
    ----------       ---------         -------           ------          -------           ------
            --              --              (2)              --               (3)              --
       (49,192)             --              (2)              --               --               --
    ----------       ---------         -------           ------          -------           ------
       (49,192)             --              (4)              --               (3)              --
    ----------       ---------         -------           ------          -------           ------
       396,149         876,431          17,495            1,309           34,585            5,575
        49,192              --               4               --                3               --
      (185,676)       (419,471)         (6,918)            (126)          (1,913)          (1,074)
    ----------       ---------         -------           ------          -------           ------
       259,665         456,960          10,581            1,183           32,675            4,501
    ----------       ---------         -------           ------          -------           ------
       242,335         841,984          10,912            1,291           33,300            4,868
       841,984              --           1,291               --            4,868               --
    ----------       ---------         -------           ------          -------           ------
    $1,084,319       $ 841,984         $12,203           $1,291          $38,168           $4,868
    ==========       =========         =======           ======          =======           ======
        25,165          95,259           1,622              129            3,012              535
         2,839              --              --               --               --               --
       (11,893)        (41,240)           (641)             (12)            (169)            (104)
    ----------       ---------         -------           ------          -------           ------
        16,111          54,019             981              117            2,843              431
    ==========       =========         =======           ======          =======           ======

---------------------------------------------------------------------
                              PORTFOLIO
---------------------------------------------------------------------
            AST MFS                  AST ALGER          AST JANUS
      GROWTH WITH INCOME           ALL-CAP GROWTH     MID-CAP GROWTH
-------------------------------   ----------------   ----------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED
 JUNE 30, 2000     DECEMBER 31,    JUNE 30, 2000      JUNE 30, 2000
  (UNAUDITED)        1999(2)       (UNAUDITED)(3)     (UNAUDITED)(4)
----------------   ------------   ----------------   ----------------
    $    58           $   11          $      1           $    54
       (173)              (3)          (37,176)              144
        584              274            (8,643)              132
    -------           ------          --------           -------
        469              282           (45,818)              330
    -------           ------          --------           -------
        (11)              --                --                --
         --               --                --                --
    -------           ------          --------           -------
        (11)              --                --                --
    -------           ------          --------           -------
     29,467            8,585           319,213            35,613
         11               --                --                --
     (4,025)            (110)          (34,597)           (2,279)
    -------           ------          --------           -------
     25,453            8,475           284,616            33,334
    -------           ------          --------           -------
     25,911            8,757           238,798            33,664
      8,757               --                --                --
    -------           ------          --------           -------
    $34,668           $8,757          $238,798           $33,664
    =======           ======          ========           =======
      2,823              843            30,678             3,555
          1               --                --                --
       (392)             (11)           (3,463)             (245)

      2,432              832            27,215             3,310
    =======           ======          ========           =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------------------------------------
                                                          INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                   --------------------------------------   -------------------------------------
                                       NET ASSET      NET
                                         VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                             PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
        PORTFOLIO            ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
--------------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
AST AIM                     06/30/00**  $34.23      $  0.27       $ (3.29)      $ (3.02)     $  (0.07)   $  (4.26)    $  (4.33)
  International Equity      12/31/99     22.67         0.05         13.36         13.41            --       (1.85)       (1.85)
                            12/31/98     21.29         0.20          3.81          4.01         (0.67)      (1.96)       (2.63)
                            12/31/97     19.22         0.36          2.96          3.32         (0.30)      (0.95)       (1.25)
                            12/31/96     18.20         0.16          1.55          1.71         (0.32)      (0.37)       (0.69)
                            12/31/95     17.61         0.14          1.44          1.58            --       (0.99)       (0.99)
AST Alliance                06/30/00**  $23.50      $  0.12       $ (0.93)      $ (0.81)     $  (0.23)   $  (2.65)    $  (2.88)
  Growth and Income         12/31/99     21.68         0.23          3.04          3.27         (0.25)      (1.20)       (1.45)
                            12/31/98     20.53         0.25          2.23          2.48         (0.25)      (1.08)       (1.33)
                            12/31/97     17.17         0.24          3.76          4.00         (0.23)      (0.41)       (0.64)
                            12/31/96     14.98         0.23          2.48          2.71         (0.17)      (0.35)       (0.52)
                            12/31/95     12.00         0.16          3.22          3.38         (0.20)      (0.20)       (0.40)
AST JanCap Growth           06/30/00**  $55.21      $ (0.10)      $ (3.45)      $ (3.55)     $  (0.07)   $  (4.45)    $  (4.52)
                            12/31/99     37.00         0.05         19.65         19.70            --       (1.49)       (1.49)
                            12/31/98     23.15         0.04         15.10         15.14         (0.08)      (1.21)       (1.29)
                            12/31/97     18.79         0.06          5.16          5.22         (0.05)      (0.81)       (0.86)
                            12/31/96     15.40         0.02          4.19          4.21         (0.02)      (0.80)       (0.82)
                            12/31/95     11.22         0.06          4.18          4.24         (0.06)         --        (0.06)
AST Money Market            06/30/00**  $ 1.00      $0.0263       $    --       $0.0263      $(0.0263)   $     --     $(0.0263)
                            12/31/99      1.00       0.0449        0.0001        0.0450       (0.0449)    (0.0001)     (0.0450)
                            12/31/98      1.00       0.0502        0.0002        0.0504       (0.0502)    (0.0002)     (0.0504)
                            12/31/97      1.00       0.0507        0.0002        0.0509       (0.0507)    (0.0002)     (0.0509)
                            12/31/96      1.00       0.0492        0.0005        0.0497       (0.0492)    (0.0005)     (0.0497)
                            12/31/95      1.00       0.0494            --        0.0494       (0.0494)         --      (0.0494)
AST Neuberger Berman        06/30/00**  $13.32      $  0.02       $  0.62       $  0.64      $  (0.04)   $  (0.05)    $  (0.09)
  Mid-Cap Value             12/31/99     13.16         0.10          0.60          0.70         (0.24)      (0.30)       (0.54)
                            12/31/98     15.15         0.21         (0.52)        (0.31)        (0.36)      (1.32)       (1.68)
                            12/31/97     12.83         0.32          2.87          3.19         (0.36)      (0.51)       (0.87)
                            12/31/96     11.94         0.36          0.97          1.33         (0.44)         --        (0.44)
                            12/31/95      9.87         0.40          2.09          2.49         (0.42)         --        (0.42)
AST AIM Balanced            06/30/00**  $15.24      $  0.16       $  0.18       $  0.34      $  (0.32)   $  (1.07)    $  (1.39)
                            12/31/99     14.13         0.32          2.30          2.62         (0.35)      (1.16)       (1.51)
                            12/31/98     13.64         0.34          1.31          1.65         (0.35)      (0.81)       (1.16)
                            12/31/97     13.19         0.33          1.85          2.18         (0.31)      (1.42)       (1.73)
                            12/31/96     12.53         0.32          1.02          1.34         (0.25)      (0.43)       (0.68)
                            12/31/95     10.49         0.26          2.06          2.32         (0.28)         --        (0.28)

--------------------------------------------------------------------------------

(1)  Annualized.
 *   For 1999 and 2000, includes commissions received by American
     Skandia Marketing, Inc. under the Portfolio's Distribution
     Plan, as described in Note 3 to the Financial Statements.
**   Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIO OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $26.88      (10.35%)  $  755,595        44%           1.18%(1)         1.18%(1)            1.59%(1)
      34.23       64.13%      770,512       159%           1.18%            1.18%               0.18%
      22.67       20.10%      497,461       117%           1.13%            1.13%               0.69%
      21.29       18.15%      412,270       116%           1.15%            1.15%               1.04%
      19.22        9.65%      346,211       124%           1.16%            1.26%               0.88%
      18.20       10.00%      268,056        59%           1.17%            1.27%               0.88%
     $19.81       (2.22%)  $1,480,249        86%           1.10%(1)         1.12%(1)            1.18%(1)
      23.50       16.09%    1,498,306        69%           0.92%            0.94%               1.09%
      21.68       12.48%    1,181,909        78%           0.91%            0.91%               1.32%
      20.53       23.92%      936,986        41%           0.93%            0.93%               1.60%
      17.17       18.56%      530,497        43%           0.97%            0.97%               1.92%
      14.98       28.91%      288,749        50%           0.99%            0.99%               2.50%
     $47.14       (7.24%)  $5,905,963        16%           1.01%(1)         1.05%(1)           (0.40%)(1)
      55.21       55.01%    5,923,778        35%           1.00%            1.04%               0.12%
      37.00       68.26%    3,255,658        42%           1.02%            1.04%               0.16%
      23.15       28.66%    1,511,602        94%           1.07%            1.08%               0.24%
      18.79       28.36%      892,324        79%           1.10%            1.10%               0.25%
      15.40       37.98%      431,321       113%           1.12%            1.12%               0.51%
     $ 1.00        2.66%   $1,844,396        N/A           0.60%(1)         0.65%(1)            5.29%(1)
       1.00        4.60%    2,409,157        N/A           0.60%            0.65%               4.52%
       1.00        5.14%      967,733        N/A           0.60%            0.66%               4.99%
       1.00        5.18%      759,888        N/A           0.60%            0.69%               5.06%
       1.00        5.08%      549,470        N/A           0.60%            0.71%               4.87%
       1.00        5.05%      344,225        N/A           0.60%            0.72%               5.38%
     $13.87        4.95%   $  677,747        92%           1.23%(1)         1.23%(1)            0.29%(1)
      13.32        5.67%      664,383       176%           1.13%            1.13%               0.39%
      13.16       (2.33%)     271,968       208%           1.05%            1.05%               1.83%
      15.15       26.42%      201,143        91%           0.90%            0.90%               3.34%
      12.83       11.53%      123,138        81%           0.93%            0.93%               3.14%
      11.94       26.13%      107,399        71%           0.93%            0.93%               4.58%
     $14.19        2.03%   $  591,036        33%           0.97%(1)         0.97%(1)            2.49%(1)
      15.24       20.85%      499,571       154%           1.00%            1.00%               2.37%
      14.13       12.86%      409,335       139%           1.00%            1.00%               2.55%
      13.64       18.28%      357,591       170%           1.03%            1.03%               2.81%
      13.19       11.23%      286,479       276%           0.94%            0.94%               2.66%
      12.53       22.60%      255,206       161%           0.94%            0.94%               3.28%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------------------
                                                         INCREASE (DECREASE) FROM
                                                          INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                  --------------------------------------   -------------------------------------
                                      NET ASSET      NET
                                        VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                            PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
        PORTFOLIO           ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
-------------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
AST Federated              06/30/00**  $11.92       $ 0.55        $(0.81)       $(0.26)      $(1.16)     $   --       $(1.16)
  High Yield               12/31/99     12.65         1.03         (0.77)         0.26        (0.91)      (0.08)       (0.99)
                           12/31/98     13.11         0.91         (0.57)         0.34        (0.76)      (0.04)       (0.80)
                           12/31/97     12.13         0.75          0.83          1.58        (0.54)      (0.06)       (0.60)
                           12/31/96     11.14         0.56          0.90          1.46        (0.47)         --        (0.47)
                           12/31/95      9.69         0.38          1.46          1.84        (0.39)         --        (0.39)
AST T. Rowe Price          06/30/00**  $18.86       $ 0.24        $   --        $ 0.24       $(0.45)     $(0.18)      $(0.63)
  Asset Allocation         12/31/99     17.47         0.44          1.32          1.76        (0.36)      (0.01)       (0.37)
                           12/31/98     15.13         0.35          2.38          2.73        (0.33)      (0.06)       (0.39)
                           12/31/97     13.27         0.33          2.03          2.36        (0.26)      (0.24)       (0.50)
                           12/31/96     12.01         0.27          1.28          1.55        (0.25)      (0.04)       (0.29)
                           12/31/95      9.94         0.26          2.02          2.28        (0.21)         --        (0.21)
AST PIMCO Total            06/30/00**  $10.99       $ 0.32        $ 0.10        $ 0.42       $(0.60)     $   --       $(0.60)
  Return Bond              12/31/99     12.02         0.58         (0.71)        (0.13)       (0.52)      (0.38)       (0.90)
                           12/31/98     11.72         0.49          0.56          1.05        (0.51)      (0.24)       (0.75)
                           12/31/97     11.11         0.48          0.58          1.06        (0.45)         --        (0.45)
                           12/31/96     11.34         0.46         (0.10)         0.36        (0.28)      (0.31)       (0.59)
                           12/31/95      9.75         0.25          1.55          1.80        (0.21)         --        (0.21)
AST INVESCO                06/30/00**  $18.65       $ 0.18        $ 0.04        $ 0.22       $(0.36)     $(1.40)      $(1.76)
  Equity Income            12/31/99     17.50         0.36          1.61          1.97        (0.32)      (0.50)       (0.82)
                           12/31/98     16.51         0.31          1.81          2.12        (0.32)      (0.81)       (1.13)
                           12/31/97     13.99         0.31          2.84          3.15        (0.26)      (0.37)       (0.63)
                           12/31/96     12.50         0.27          1.79          2.06        (0.24)      (0.33)       (0.57)
                           12/31/95      9.75         0.25          2.65          2.90        (0.15)         --        (0.15)
AST Janus                  06/30/00**  $42.61       $(0.10)       $(6.41)       $(6.51)      $   --      $(4.01)      $(4.01)
  Small-Cap Growth         12/31/99     17.61        (0.03)        25.03         25.00           --          --           --
                           12/31/98     17.81        (0.08)         0.73          0.65           --       (0.85)       (0.85)
                           12/31/97     16.80        (0.05)         1.06          1.01           --          --           --
                           12/31/96     14.25        (0.03)         2.85          2.82           --       (0.27)       (0.27)
                           12/31/95     10.84        (0.04)         3.54          3.50        (0.09)         --        (0.09)
AST American Century       06/30/00**  $16.67       $(0.01)       $(1.17)       $(1.18)      $(0.03)     $(1.64)      $(1.67)
  International Growth II  12/31/99     13.39         0.06          3.95          4.01        (0.09)      (0.64)       (0.73)
                           12/31/98     12.09         0.08          1.59          1.67        (0.14)      (0.23)       (0.37)
                           12/31/97     12.07         0.09          0.08          0.17        (0.07)      (0.08)       (0.15)
                           12/31/96     10.65         0.06          1.44          1.50        (0.08)         --        (0.08)
                           12/31/95      9.62         0.07          0.99          1.06        (0.01)      (0.02)       (0.03)

--------------------------------------------------------------------------------

(1)  Annualized.
 *   For 1999 and 2000, includes commissions received by American
     Skandia Marketing, Inc. under the Portfolio's Distribution
     Plan, as described in Note 3 to the Financial Statements.
**   Unaudited.

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
                                                            RATIOS OF EXPENSES
                        SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                ----------------------------------   --------------------------------
    NET ASSET                                        AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE              NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END      TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   ------   -------------   ---------   --------------   ---------------   -----------------
     $10.50      (2.35%)  $  604,610         13%          0.95%(1)         0.95%(1)           10.14%(1)
      11.92       2.00%      623,788         39%          0.94%            0.94%               9.09%
      12.65       2.61%      595,680         36%          0.95%            0.95%               8.64%
      13.11      13.59%      434,420         28%          0.98%            0.98%               8.83%
      12.13      13.58%      205,262         43%          1.03%            1.03%               8.02%
      11.14      19.57%       83,692         30%          1.11%            1.11%               8.72%
     $18.47       1.44%   $  438,344         17%          1.07%(1)         1.07%(1)            2.60%(1)
      18.86      10.28%      447,542         17%          1.07%            1.07%               2.65%
      17.47      18.36%      344,197          8%          1.09%            1.09%               2.70%
      15.13      18.40%      213,075         10%          1.13%            1.13%               2.95%
      13.27      13.14%      120,149         31%          1.20%            1.20%               3.02%
      12.01      23.36%       59,399         18%          1.25%            1.29%               3.53%
     $10.81       3.97%   $1,133,405        155%          0.82%(1)         0.82%(1)            6.17%(1)
      10.99      (1.09%)   1,005,763        227%          0.82%            0.82%               5.46%
      12.02       9.46%      896,497        231%          0.83%            0.83%               5.24%
      11.72       9.87%      572,100        320%          0.86%            0.86%               5.56%
      11.11       3.42%      360,010        403%          0.89%            0.89%               5.38%
      11.34      18.78%      225,335        124%          0.89%            0.89%               5.95%
     $17.11       1.88%   $1,145,436         33%          0.95%(1)         0.95%(1)            2.21%(1)
      18.65      11.74%    1,048,064         76%          0.93%            0.93%               2.10%
      17.50      13.34%      831,482         67%          0.93%            0.93%               2.17%
      16.51      23.33%      602,105         73%          0.95%            0.95%               2.54%
      13.99      17.09%      348,680         58%          0.98%            0.98%               2.83%
      12.50      30.07%      176,716         89%          0.98%            0.98%               3.34%
     $32.09     (18.05%)  $1,052,163         53%          1.05%(1)         1.05%(1)           (0.50%)(1)
      42.61     141.96%    1,443,211        116%          1.08%            1.08%              (0.46%)
      17.61       3.49%      285,847        100%          1.12%            1.12%              (0.53%)
      17.81       6.01%      278,258         77%          1.13%            1.13%              (0.32%)
      16.80      20.05%      220,068         69%          1.16%            1.16%              (0.38%)
      14.25      32.56%       90,460         68%          1.22%            1.22%              (0.28%)
     $13.82      (7.91%)  $  453,284        102%          1.26%(1)         1.26%(1)            0.06%(1)
      16.67      31.95%      516,824         29%          1.26%            1.26%               0.47%
      13.39      14.03%      472,161         32%          1.25%            1.25%               0.60%
      12.09       1.36%      464,456         19%          1.26%            1.26%               0.71%
      12.07      14.17%      402,559         11%          1.30%            1.30%               0.84%
      10.65      11.09%      195,667         17%          1.33%            1.33%               1.03%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------------------
                                                         INCREASE (DECREASE) FROM
                                                          INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                  --------------------------------------   -------------------------------------
                                      NET ASSET      NET
                                        VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                            PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
        PORTFOLIO           ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
-------------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
AST T. Rowe Price          06/30/00**  $ 9.60       $ 0.17        $(0.51)       $(0.34)      $(0.15)     $   --       $(0.15)
  Global Bond              12/31/99     11.46         0.33         (1.25)        (0.92)       (0.71)      (0.23)       (0.94)
                           12/31/98     10.11         0.52          0.94          1.46        (0.03)      (0.08)       (0.11)
                           12/31/97     10.90         0.20         (0.57)        (0.37)       (0.16)      (0.26)       (0.42)
                           12/31/96     10.60         0.23          0.38          0.61        (0.14)      (0.17)       (0.31)
                           12/31/95      9.68         0.31          0.75          1.06        (0.14)         --        (0.14)
AST Neuberger Berman       06/30/00**  $24.03       $ 0.01        $ 3.11        $ 3.12       $   --      $(0.62)      $(0.62)
  Mid-Cap Growth           12/31/99     17.26        (0.11)         8.21          8.10           --       (1.33)       (1.33)
                           12/31/98     16.61        (0.05)         3.31          3.26        (0.01)      (2.60)       (2.61)
                           12/31/97     14.39         0.01          2.36          2.37        (0.02)      (0.13)       (0.15)
                           12/31/96     12.40         0.01          2.01          2.02        (0.03)         --        (0.03)
                           12/31/95      9.97         0.04          2.40          2.44        (0.01)         --        (0.01)
AST Founders Passport      06/30/00**  $24.63       $(0.01)       $(0.80)       $(0.81)      $   --      $(4.55)      $(4.55)
                           12/31/99     13.04        (0.07)        11.72         11.65        (0.03)      (0.03)       (0.06)
                           12/31/98     11.78         0.05          1.24          1.29        (0.03)         --        (0.03)
                           12/31/97     11.63         0.03          0.21          0.24        (0.08)      (0.01)       (0.09)
                           12/31/96     10.33         0.09          1.24          1.33        (0.03)         --        (0.03)
                           12/31/95(2)   10.00        0.03          0.30          0.33           --          --           --
AST T. Rowe Price          06/30/00**  $13.16       $ 0.10        $ 0.87        $ 0.97       $(0.14)     $   --       $(0.14)
  Natural Resources        12/31/99     11.97         0.14          2.67          2.81        (0.18)      (1.44)       (1.62)
                           12/31/98     14.57         0.19         (1.78)        (1.59)       (0.14)      (0.87)       (1.01)
                           12/31/97     14.47         0.14          0.35          0.49        (0.07)      (0.32)       (0.39)
                           12/31/96     11.11         0.05          3.35          3.40        (0.02)      (0.02)       (0.04)
                           12/31/95(2)   10.00        0.04          1.07          1.11           --          --           --
AST PIMCO Limited          06/30/00**  $10.84       $ 0.36        $(0.05)       $ 0.31       $(0.62)     $   --       $(0.62)
  Maturity Bond            12/31/99     11.08         0.59         (0.22)         0.37        (0.61)         --        (0.61)
                           12/31/98     11.02         0.56          0.03          0.59        (0.53)         --        (0.53)
                           12/31/97     10.81         0.55          0.22          0.77        (0.56)         --        (0.56)
                           12/31/96     10.47         0.56         (0.15)         0.41        (0.05)      (0.02)       (0.07)
                           12/31/95(2)   10.00        0.05          0.42          0.47           --          --           --
AST Alliance Growth        06/30/00**  $18.95       $(0.02)       $ 2.02        $ 2.00       $   --      $(1.56)      $(1.56)
                           12/31/99     16.07        (0.07)         4.85          4.78           --       (1.90)       (1.90)
                           12/31/98     12.62        (0.10)         3.55          3.45           --          --           --
                           12/31/97     10.99        (0.05)         1.68          1.63           --          --           --
                           12/31/96(3)   10.00       (0.01)         1.00          0.99           --          --           --

--------------------------------------------------------------------------------
(1) Annualized.
(2) Commenced operations on May 2, 1995.
(3) Commenced operations on May 2, 1996.
 * For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements.
** Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                   SUPPLEMENTAL DATA                       TO AVERAGE NET ASSETS*
    -----------------------------------------------   --------------------------------
    NET ASSET             NET ASSETS AT               AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE                  END OF       PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL       PERIOD       TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $ 9.11      (3.53%)   $  136,272       108%          1.12%(1)          1.12%(1)            4.00%(1)
       9.60      (8.33%)      138,144       106%          1.11%             1.11%               3.51%
      11.46      14.72%       147,973       136%          1.11%             1.11%               4.78%
      10.11      (3.42%)      130,408       173%          1.11%             1.11%               4.73%
      10.90       5.98%        98,235       241%          1.21%             1.21%               5.02%
      10.60      11.10%        45,602       325%          1.53%             1.53%               6.17%
     $26.53      12.75%    $  765,447        55%          1.08%(1)          1.08%(1)           (0.55%)(1)
      24.03      51.37%       394,325       148%          1.13%             1.13%              (0.71%)
      17.26      20.65%       261,792       228%          1.07%             1.07%              (0.34%)
      16.61      16.68%       185,050       305%          0.99%             0.99%               0.07%
      14.39      16.34%       136,247       156%          1.01%             1.01%               0.24%
      12.40      24.42%        45,979        84%          1.17%             1.17%               0.70%
     $19.27      (9.83%)   $  340,163       264%          1.22%(1)          1.22%(1)           (0.16%)(1)
      24.63      89.71%       217,397       309%          1.29%             1.29%              (0.54%)
      13.04      10.92%       119,997        46%          1.30%             1.30%               0.32%
      11.78       2.03%       117,938        73%          1.35%             1.35%               0.43%
      11.63      12.91%       117,643       133%          1.36%             1.36%               1.25%
      10.33       3.30%        28,455         4%          1.46%(1)          1.46%(1)            0.94%(1)
     $13.99       7.50%    $  119,158        61%          1.25%(1)          1.25%(1)            1.35%(1)
      13.16      28.11%       102,225        72%          1.16%             1.16%               1.11%
      11.97     (11.83%)       74,126        55%          1.16%             1.16%               1.14%
      14.57       3.39%       111,954        44%          1.16%             1.16%               0.98%
      14.47      30.74%        88,534        31%          1.30%             1.30%               1.08%
      11.11      11.10%         9,262         2%          1.35%(1)          1.80%(1)            1.28%(1)
     $10.53       3.04%    $  389,721        34%          0.86%(1)          0.86%(1)            5.96%(1)
      10.84       3.37%       406,604       178%          0.86%             0.86%               5.51%
      11.08       5.72%       349,707       263%          0.86%             0.86%               5.70%
      11.02       7.46%       288,642        54%          0.88%             0.88%               5.71%
      10.81       3.90%       209,013       247%          0.89%             0.89%               5.69%
      10.47       4.70%       161,940       205%          0.89%(1)          0.89%(1)            4.87%(1)
     $19.39      10.40%    $  444,107        91%          1.22%(1)          1.22%(1)           (0.50%)(1)
      18.95      33.91%       364,454       316%          1.11%             1.11%              (0.50%)
      16.07      27.34%       300,924       252%          1.22%             1.22%              (0.70%)
      12.62      14.83%       235,648       219%          1.23%             1.23%              (0.59%)
      10.99       9.90%        48,790        77%          1.33%(1)          1.33%(1)           (0.56%)(1)
----------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                             INCREASE (DECREASE) FROM
                                                              INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                      --------------------------------------   -------------------------------------
                                          NET ASSET      NET
                                            VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                              PERIOD      BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
         PORTFOLIO            ENDED       OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
---------------------------  --------     ---------   ----------   ------------   ----------   ----------   --------   -------------
AST Janus Overseas           06/30/00**    $25.10       $ 0.02        $(0.76)       $(0.74)      $(0.13)     $(0.18)      $(0.31)
  Growth                     12/31/99       13.74        (0.03)        11.39         11.36           --          --           --
                             12/31/98       11.87         0.04          1.88          1.92        (0.05)         --        (0.05)
                             12/31/97(4)    10.00         0.02          1.85          1.87           --          --           --
AST American Century         06/30/00**    $15.65       $ 0.03        $(0.67)       $(0.64)      $(0.08)     $(0.88)      $(0.96)
  Income & Growth            12/31/99       13.47         0.09          2.84          2.93        (0.11)      (0.64)       (0.75)
                             12/31/98       12.23         0.11          1.38          1.49        (0.07)      (0.18)       (0.25)
                             12/31/97(4)    10.00         0.07          2.16          2.23           --          --           --
AST American Century         06/30/00**    $15.30       $ 0.15        $(0.10)       $ 0.05       $(0.23)     $(0.88)      $(1.11)
  Strategic Balanced         12/31/99       13.66         0.20          1.56          1.76        (0.12)         --        (0.12)
                             12/31/98       11.34         0.11          2.29          2.40        (0.08)         --        (0.08)
                             12/31/97(4)    10.00         0.11          1.23          1.34           --          --           --
AST American Century         06/30/00**    $22.40       $ 0.04        $(1.36)       $(1.32)      $   --      $(0.82)      $(0.82)
  International Growth       12/31/99       13.66        (0.04)         8.88          8.84           --       (0.10)       (0.10)
                             12/31/98       11.52         0.03          2.12          2.15        (0.01)         --        (0.01)
                             12/31/97(4)    10.00        (0.03)         1.55          1.52           --          --           --
AST T. Rowe Price            06/30/00**    $11.39       $ 0.05        $ 1.40        $ 1.45       $(0.07)     $(0.63)      $(0.70)
  Small Company Value        12/31/99       11.44         0.08         (0.03)         0.05        (0.10)         --        (0.10)
                             12/31/98       12.88         0.09         (1.42)        (1.33)       (0.05)      (0.06)       (0.11)
                             12/31/97(4)    10.00         0.06          2.82          2.88           --          --           --
AST Marsico Capital          06/30/00**    $21.63       $(0.01)       $(1.40)       $(1.41)      $   --      $(0.52)      $(0.52)
  Growth                     12/31/99       14.20        (0.03)         7.48          7.45        (0.01)      (0.01)       (0.02)
                             12/31/98       10.03           --          4.17          4.17           --          --           --
                             12/31/97(5)    10.00         0.01          0.02          0.03           --          --           --
AST Cohen & Steers           06/30/00**    $ 8.36       $ 0.14        $ 0.70        $ 0.84       $(0.28)     $   --       $(0.28)
  Realty                     12/31/99        8.41         0.33         (0.15)         0.18        (0.23)         --        (0.23)
                             12/31/98(6)    10.00         0.28         (1.87)        (1.59)          --          --           --
AST Lord Abbett              06/30/00**    $10.87       $   --        $ 1.29        $ 1.29       $   --      $   --       $   --
  Small Cap Value            12/31/99        9.99        (0.03)         0.91          0.88           --          --           --
                             12/31/98(6)    10.00        (0.01)           --         (0.01)          --          --           --
AST Sanford Bernstein        06/30/00**    $14.96       $ 0.05        $(0.47)       $(0.42)      $(0.08)     $(0.95)      $(1.03)
  Managed Index 500          12/31/99       12.78         0.08          2.56          2.64        (0.06)      (0.40)       (0.46)
                             12/31/98(6)    10.00         0.06          2.72          2.78           --          --           --

--------------------------------------------------------------------------------
(1) Annualized.
(4) Commenced operations on January 2, 1997.
(5) Commenced operations on December 22, 1997.
(6) Commenced operations on January 2, 1998.
 * For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements.
** Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                   SUPPLEMENTAL DATA                       TO AVERAGE NET ASSETS*
    -----------------------------------------------   --------------------------------
    NET ASSET             NET ASSETS AT               AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE                  END OF       PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL       PERIOD       TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $24.05      (3.16%)   $1,540,152        56%          1.17%(1)          1.18%(1)           0.33%(1)
      25.10      82.68%     1,551,045        76%          1.23%             1.23%             (0.18%)
      13.74      16.22%       607,206        97%          1.27%             1.27%              0.32%
      11.87      18.70%       255,705        94%          1.35%(1)          1.35%(1)           0.36%(1)
     $14.05      (3.71%)   $  478,761        29%          0.94%(1)          0.94%(1)           0.70%(1)
      15.65      22.98%       360,630       125%          0.98%             0.98%              0.86%
      13.47      12.27%       189,871        87%          1.00%             1.00%              1.05%
      12.23      22.30%       117,438        81%          1.23%(1)          1.23%(1)           1.24%(1)
     $14.24       0.71%    $  225,392        64%          1.09%(1)          1.09%(1)           2.22%(1)
      15.30      12.97%       216,748       104%          1.10%             1.10%              1.93%
      13.66      21.29%        91,043        95%          1.16%             1.13%              1.68%
      11.34      13.40%        28,947        76%          1.25%(1)          1.35%(1)           2.02%(1)
     $20.26      (6.40%)   $  301,870        54%          1.32%(1)          1.32%(1)           0.11%(1)
      22.40      65.20%       154,226       112%          1.50%             1.50%             (0.32%)
      13.66      18.68%        77,733       220%          1.65%             1.65%              0.10%
      11.52      15.10%        33,125       171%          1.75%(1)          1.75%(1)          (0.58%)(1)
     $12.14      13.62%    $  302,755        15%          1.12%(1)          1.12%(1)           0.84%(1)
      11.39       0.58%       261,493        26%          1.11%             1.11%              0.64%
      11.44     (10.53%)      304,072        10%          1.11%             1.11%              0.93%
      12.88      28.80%       199,896         7%          1.16%(1)          1.16%              1.20%(1)
     $19.70      (6.67%)   $1,908,574        61%          1.05%(1)          1.06%(1)          (0.21%)(1)
      21.63      52.58%     1,723,736       115%          1.08%             1.08%             (0.25%)
      14.20      41.59%       594,966       213%          1.11%             1.11%              0.16%
      10.03       0.30%         7,299         --          1.00%(1)          1.00%(1)           3.62%(1)
     $ 8.92      10.57%    $   89,986        34%          1.31%(1)          1.31%(1)           4.97%(1)
       8.36       2.26%        56,697        51%          1.27%             1.27%              4.95%
       8.41     (16.00%)       33,025        18%          1.30%(1)          1.30%(1)           5.02%(1)
     $12.16      11.87%    $  123,878        36%          1.17%(1)          1.17%(1)          (0.29%)(1)
      10.87       8.81%        74,192        85%          1.24%             1.24%             (0.36%)
       9.99      (0.10%)       41,788        58%          1.31%(1)          1.31%(1)          (0.21%)(1)
     $13.51      (2.47%)   $  725,914        78%          0.73%(1)          0.73%(1)           0.78%(1)
      14.96      21.23%       633,567       101%          0.79%             0.77%              0.74%
      12.78      27.90%       289,551       162%          0.80%(1)          0.86%(1)           1.07%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                             INCREASE (DECREASE) FROM
                                                              INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                      --------------------------------------   -------------------------------------
                                          NET ASSET      NET
                                            VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                              PERIOD      BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
         PORTFOLIO            ENDED       OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
---------------------------  --------     ---------   ----------   ------------   ----------   ----------   --------   -------------
AST Kemper                   06/30/00**    $15.59       $(0.03)       $ 0.79        $ 0.76       $   --      $(0.89)      $(0.89)
  Small-Cap Growth           12/31/99(7)    10.00        (0.05)         5.64          5.59           --          --           --
AST MFS Global Equity        06/30/00**    $11.03       $ 0.04        $ 0.06        $ 0.10       $(0.01)     $(0.01)      $(0.02)
                             12/31/99(8)    10.00         0.01          1.02          1.03           --          --           --
AST MFS Growth               06/30/00**    $11.30       $ 0.01        $ 0.35        $ 0.36       $   --      $   --       $   --
                             12/31/99(8)    10.00         0.01          1.29          1.30           --          --           --
AST MFS Growth               06/30/00**    $10.52       $ 0.03        $ 0.08        $ 0.11       $(0.01)     $   --       $(0.01)
  with Income                12/31/99(8)    10.00         0.01          0.51          0.52           --          --           --
AST Alger                    06/30/00**(9)  $10.00      $   --        $(1.23)       $(1.23)      $   --      $   --       $   --
  All-Cap Growth
AST Janus Mid-Cap Growth     06/30/00**(10)  $10.00     $ 0.02        $ 0.15        $ 0.17       $   --      $   --       $   --

--------------------------------------------------------------------------------

 (1) Annualized.
 (7) Commenced operations on January 4, 1999.
 (8) Commenced operations on October 18, 1999.
 (9) Commenced operations on December 31, 1999.
(10) Commenced operations on May 1, 2000.
 *   For 1999 and 2000, includes commissions received by American
     Skandia Marketing, Inc. under the Portfolio's Distribution
     Plan, as described in Note 3 to the Financial Statements.
**   Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                   SUPPLEMENTAL DATA                       TO AVERAGE NET ASSETS*
    -----------------------------------------------   --------------------------------
    NET ASSET             NET ASSETS AT               AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE                  END OF       PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL       PERIOD       TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $15.46       4.27%    $1,084,319        65%          1.12%(1)          1.12%(1)          (0.65%)(1)
      15.59      55.90%       841,984       133%          1.14%(1)          1.14%(1)          (0.67%)(1)
     $11.11       0.80%    $   12,203        35%          1.20%(1)          1.20%(1)           1.48%(1)
      11.03      10.40%         1,291       142%          1.75%(1)          2.11%(1)           0.75%(1)
     $11.66       3.21%    $   38,168       102%          1.02%(1)          1.02%(1)           0.22%(1)
      11.30      13.00%         4,868        60%          1.35%(1)          1.35%(1)           0.76%(1)
     $10.62       1.05%    $   34,668        28%          1.04%(1)          1.04%(1)           0.63%(1)
      10.52       5.20%         8,757         6%          1.23%(1)          1.23%(1)           1.45%(1)
     $ 8.77     (12.30%)   $  238,798        53%          1.23%(1)          1.23%(1)           0.00%(1)
     $10.17       1.70%    $   33,664         5%          1.26%(1)          1.26%(1)           1.76%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2000, issued 33 classes of shares of beneficial interest: AST AIM International Equity Portfolio ("International Equity"), AST Alliance Growth and Income Portfolio ("Growth and Income"), AST JanCap Growth Portfolio ("JanCap Growth"), AST Money Market Portfolio ("Money Market"), AST Neuberger Berman Mid-Cap Value Portfolio ("Mid-Cap Value"), AST AIM Balanced Portfolio ("Balanced"), AST Federated High Yield Portfolio ("High Yield"), AST T. Rowe Price Asset Allocation Portfolio ("Asset Allocation"), AST PIMCO Total Return Bond Portfolio ("Total Return Bond"), AST INVESCO Equity Income Portfolio ("Equity Income"), AST Janus Small-Cap Growth Portfolio ("Janus Small-Cap Growth"), AST American Century International Growth Portfolio II ("International Growth II") (formerly, AST T. Rowe Price International Equity Portfolio), AST T. Rowe Price Global Bond Portfolio ("Global Bond") (formerly, AST T. Rowe Price International Bond Portfolio), AST Neuberger Berman Mid-Cap Growth Portfolio ("Neuberger Mid-Cap Growth"), AST Founders Passport Portfolio ("Passport"), AST T. Rowe Price Natural Resources Portfolio ("Natural Resources"), AST PIMCO Limited Maturity Bond Portfolio ("Limited Maturity Bond"), AST Alliance Growth Portfolio ("Alliance Growth") (formerly, AST Oppenheimer Large-Cap Growth Portfolio), AST Janus Overseas Growth Portfolio ("Overseas Growth"), AST American Century Income & Growth Portfolio ("Income & Growth"), AST American Century Strategic Balanced Portfolio ("Strategic Balanced"), AST American Century International Growth Portfolio ("International Growth"), AST T. Rowe Price Small Company Value Portfolio ("Small Company Value"), AST Marsico Capital Growth Portfolio ("Capital Growth"), AST Cohen & Steers Realty Portfolio ("Realty"), AST Lord Abbett Small Cap Value Portfolio ("Small Cap Value"), AST Sanford Bernstein Managed Index 500 Portfolio ("Managed Index 500") (formerly, AST Bankers Trust Managed Index 500 Portfolio), AST Kemper Small-Cap Growth Portfolio ("Kemper Small-Cap Growth"), AST MFS Global Equity Portfolio ("Global Equity"), AST MFS Growth Portfolio ("MFS Growth"), AST MFS Growth with Income Portfolio ("Growth with Income"), AST Alger All-Cap Growth Portfolio ("All-Cap Growth"), and AST Janus Mid-Cap Growth Portfolio ("Janus Mid-Cap Growth") (collectively the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

--------------------------------------------------------------------------------

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to

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a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Swap Agreements

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

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Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Securities Loans

Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

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At June 30, 2000, securities lending activities are summarized as follows:

                                                          MARKET VALUE
                                                         OF SECURITIES      MARKET VALUE     INCOME FROM
PORTFOLIO                                                   ON LOAN        OF COLLATERAL      LENDING*
---------                                                --------------    --------------    -----------
Growth and Income....................................    $  125,845,725    $  122,685,018     $133,153
JanCap Growth........................................     1,328,757,881     1,320,083,926      957,941
Mid-Cap Value........................................        71,402,577        73,153,329       91,084
Balanced.............................................        93,547,476        89,761,339      100,788
High Yield...........................................        13,944,113        14,738,880      146,841
Asset Allocation.....................................        80,204,302        81,925,710       58,560
Equity Income........................................        80,451,924        80,267,262       99,818
Janus Small-Cap Growth...............................       125,755,174       127,084,647      606,543
Neuberger Mid-Cap Growth.............................       177,696,911       177,177,541      134,464
Natural Resources....................................         8,686,275         9,099,015       19,458
Alliance Growth......................................       102,445,914       103,201,689       56,322
Income & Growth......................................        55,728,328        53,157,945       43,204
Strategic Balanced...................................        24,407,661        21,906,911       24,838
Small Company Value..................................        13,659,851        14,139,060       38,088
Capital Growth.......................................       247,388,008       250,406,392      282,269
Realty...............................................        11,019,725        10,372,500       18,479
Small Cap Value......................................         2,821,406         6,945,900       30,125
Managed Index 500....................................        54,432,979        55,724,782       56,580
Kemper Small-Cap Growth..............................       116,049,865       103,727,828      491,744
MFS Growth...........................................         5,945,463         5,999,125          314
Growth with Income...................................         3,325,058         3,365,172          141
All-Cap Growth.......................................        62,951,747        63,294,427       35,846
Janus Mid-Cap Growth.................................         6,383,737         6,504,590        1,687

* Income earned for the period is included in interest income on the Statements of Operations.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Expenses

Each Portfolio is charged for expenses that are directly attributable to it. Common expenses of the Trust are allocated to the Portfolios in proportion to their net assets.

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Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: A I M Capital Management, Inc. for International Equity and Balanced; Lord Abbett & Co. for Small Cap Value; Janus Capital Corporation for JanCap Growth, Janus Small-Cap Growth, Overseas Growth, and Janus Mid-Cap Growth; J. P. Morgan Investment Management, Inc. for Money Market; Federated Investment Counseling for High Yield; T. Rowe Price Associates, Inc. for Asset Allocation, Natural Resources, and Small Company Value; Pacific Investment Management Co. for Total Return Bond and Limited Maturity Bond; INVESCO Funds Group, Inc. for Equity Income; Founders Asset Management, Inc. for Passport; Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for Global Bond; Neuberger Berman Management, Inc. for Mid-Cap Value and Neuberger Mid-Cap Growth; American Century Investment Management, Inc. for Income & Growth, Strategic Balanced, International Growth, and International Growth II; Marsico Capital Management, LLC for Capital Growth; Cohen & Steers Capital Management, Inc. for Realty; Sanford C. Bernstein & Co., Inc. for Managed Index 500; Scudder Kemper Investments, Inc. for Kemper Small-Cap Growth; Massachusetts Financial Services Co. for Global Equity, MFS Growth, and Growth with Income; Alliance Capital Management L.P. for Growth and Income and Alliance Growth; and Fred Alger Management, Inc. for All-Cap Growth.

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, .75%, .90%, .50%, .90%, .75%, .75%, .85%, .65%, .75%,
 .90%, 1.00%, .80%, .90%, 1.00%, .90%, .65%, .90%, 1.00%, .75%, .85%, 1.00%,
 .90%, .90%, 1.00%, .95%, .60%, .95%, 1.00%, .90%, .90%, .95%, and 1.00% of the
average daily net assets of the International Equity, Growth and Income, JanCap Growth, Money Market, Mid-Cap Value, Balanced, High Yield, Asset Allocation, Total Return Bond, Equity Income, Janus Small-Cap Growth, International Growth II, Global Bond, Neuberger Mid-Cap Growth, Passport, Natural Resources, Limited Maturity Bond, Alliance Growth, Overseas Growth, Income & Growth, Strategic Balanced, International Growth, Small Company Value, Capital Growth, Realty, Small Cap Value, Managed Index 500, Kemper Small-Cap Growth, Global Equity, MFS Growth, Growth with Income, All-Cap Growth, and Janus Mid-Cap Growth Portfolios, respectively. The fees for International Equity are at the rate of .85% for average daily net assets in excess of $75 million, for Mid-Cap Value, Neuberger Mid-Cap Growth, and Alliance Growth are at the rate of .85% for average daily net assets in excess of $1 billion, for Balanced are at the rate of .70% for average daily net assets in excess of $300 million, and for Kemper Small-Cap Growth are at the rate of .90% for average daily net assets in excess of $1 billion. During the six months ended June 30, 2000, the Investment Manager voluntarily waived .05% from its fee for the Money Market Portfolio and .05% from its fee on average daily net assets in excess of $1 billion for the JanCap Growth, Growth and Income, and Capital Growth

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Portfolios. From March 31, 2000 to June 30, 2000, the Investment Manager
voluntarily waived .05% from its fee on average daily net assets in excess of $1 billion for the Total Return Bond, Equity Income, Janus Small-Cap Growth, and Overseas Growth Portfolios. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Portfolios.

On May 1, 2000, Alliance Capital Management L.P. became Sub-advisor to AST Alliance Growth and Income Portfolio (formerly, AST Lord Abbett Growth and Income Portfolio, sub-advised by Lord Abbett & Co.) and AST Alliance Growth Portfolio (formerly, AST Oppenheimer Large-Cap Growth Portfolio, sub-advised by OppenheimerFunds, Inc.).

On May 1, 2000, Sanford C. Bernstein & Co, Inc. became Sub-advisor to AST Sanford Bernstein Managed Index 500 Portfolio (formerly, AST Bankers Trust Managed Index 500 Portfolio, sub-advised by Bankers Trust Co.).

On May 1, 2000, American Century Investment Management, Inc. became Sub-advisor to AST American Century International Growth II Portfolio (formerly, AST T. Rowe Price International Equity Portfolio, sub-advised by Rowe Price-Fleming International, Inc.).

The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of variable contracts, the premiums for which are invested in shares of the Trust. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Portfolios are unaffected by these commissions. For the six months ended June 30, 2000, commissions received by ASMI totaled $3,356,739.

The Trust has entered into an agreement with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of .10% of each Portfolio's average daily net assets.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4.  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

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Income and capital gains of the Portfolios are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

Capital Loss Carryforwards

At December 31, 1999, the following Portfolios had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                                        EXPIRATION
                                                                       DECEMBER 31,
                                                    ---------------------------------------------------
                                       AMOUNT         2004         2005          2006          2007
                                     -----------    --------    ----------    ----------    -----------
High Yield.......................    $ 3,504,698    $     --    $       --    $       --    $ 3,504,698
Total Return Bond................     23,034,821          --            --            --     23,034,821
Global Bond......................      1,753,510          --            --            --      1,753,510
Limited Maturity Bond............      1,947,158     496,087            --            --      1,451,071
Realty...........................      2,479,752          --            --       569,675      1,910,077
Small Cap Value..................      1,275,730          --            --     1,275,730             --
MFS Growth.......................          1,705          --            --            --          1,705
Growth with Income...............          1,855          --            --            --          1,855

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5.  PORTFOLIO SECURITIES

Purchases and sales of securities, other than short-term obligations, during the six months ended June 30, 2000, were as follows ($ in thousands):

                                                   U.S. GOVERNMENT SECURITIES        OTHER SECURITIES
                                                   --------------------------    ------------------------
                                                    PURCHASES        SALES       PURCHASES       SALES
                                                   -----------    -----------    ----------    ----------
AIM International Equity.......................    $       --     $       --     $  342,529    $  309,865
Growth and Income..............................            --             --      1,285,974     1,234,205
JanCap Growth..................................            --             --      1,262,124       921,672
Mid-Cap Value..................................            --             --        604,782       590,373
Balanced.......................................        32,322         30,758        238,443       138,600
High Yield.....................................            82            856         70,276        75,334
Asset Allocation...............................        23,342         17,881         45,249        59,955
Total Return Bond..............................     1,949,619      1,649,794        214,444       162,911
Equity Income..................................        11,082          9,658        408,827       329,150
Janus Small-Cap Growth.........................            --             --        633,892       645,185
International Growth II........................            --             --        466,186       515,242
Global Bond....................................        43,362          7,180         90,780       134,682
Neuberger Mid-Cap Growth.......................            --             --        571,818       303,141
Passport.......................................            --             --        992,048       841,873
Natural Resources..............................            --             --         73,383        61,952
Limited Maturity Bond..........................        39,680         29,578        276,387       126,089
Alliance Growth................................            --             --        413,451       341,574
Overseas Growth................................            --             --        775,815       717,180
Income & Growth................................            --             --        268,106       118,939
Strategic Balanced.............................         1,730          3,033        147,978       132,278
International Growth...........................            --             --        240,194       104,760
Small Company Value............................            --             --         46,258        41,377
Capital Growth.................................            --             --      1,365,175     1,041,083
Realty.........................................            --             --         50,787        23,462
Small Cap Value................................            --             --         70,098        31,558
Managed Index 500..............................         2,617          6,749        654,804       496,234
Kemper Small-Cap Growth........................            --             --        783,522       584,953
Global Equity..................................            --             --         11,848         1,657
MFS Growth.....................................            --             --         49,904        19,024
Growth with Income.............................            --             --         29,523         4,967
All-Cap Growth.................................            --             --        315,262        63,988
Janus Mid-Cap Growth...........................            --             --         25,607           792

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At June 30, 2000, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows ($ in thousands):

                                                                   GROSS           GROSS        NET UNREALIZED
                                                  AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                                     COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                  ----------    ------------    ------------    --------------
AIM International Equity......................    $  602,849     $  171,540      $ (21,116)       $  150,424
Growth and Income.............................     1,440,172        112,254        (80,493)           31,761
JanCap Growth.................................     3,395,537      2,770,202       (256,930)        2,513,272
Mid-Cap Value.................................       654,667         64,086        (35,420)           28,666
Balanced......................................       501,510        100,247        (14,529)           85,718
High Yield....................................       685,908          5,564        (95,540)          (89,976)
Asset Allocation..............................       348,046        108,331        (20,919)           87,412
Total Return Bond.............................     1,527,046          4,017        (25,474)          (21,457)
Equity Income.................................       995,479        207,181        (49,498)          157,683
Janus Small-Cap Growth........................       851,718        339,776       (125,372)          214,404
International Growth II.......................       428,271         47,060        (20,148)           26,912
Global Bond...................................       135,448          3,459         (8,544)           (5,085)
Neuberger Mid-Cap Growth......................       648,322        134,971        (20,065)          114,906
Passport......................................       331,194         28,991        (21,702)            7,289
Natural Resources.............................       115,262         11,734        (10,916)              818
Limited Maturity Bond.........................       458,732            248         (6,405)           (6,157)
Alliance Growth...............................       416,058         45,798        (18,071)           27,727
Overseas Growth...............................     1,079,135        493,709        (27,359)          466,350
Income & Growth...............................       452,151         58,748        (32,855)           25,893
Strategic Balanced............................       215,709         22,336        (10,605)           11,731
International Growth..........................       273,725         35,271         (7,184)           28,087
Small Company Value...........................       308,210         50,646        (57,261)           (6,615)
Capital Growth................................     1,515,639        462,140        (69,650)          392,490
Realty........................................        87,572          4,658         (3,903)              755
Small Cap Value...............................       108,875         20,481         (5,130)           15,351
Managed Index 500.............................       699,989         66,743        (42,634)           24,109
Kemper Small-Cap Growth.......................       856,369        326,866        (98,681)          228,185
Global Equity.................................        12,533            758           (444)              314
MFS Growth....................................        36,757          2,594           (920)            1,674
Growth with Income............................        33,813          2,106         (1,248)              858
All-Cap Growth................................       246,896         13,707        (22,350)           (8,643)
Janus Mid-Cap Growth..........................        35,552          1,518         (1,386)              132

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6.  WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the six months ended June 30, 2000, were as follows:

                                                             BALANCED              TOTAL RETURN BOND
                                                      ----------------------    -----------------------
                                                      NUMBER OF                 NUMBER OF
                                                      CONTRACTS     PREMIUM     CONTRACTS     PREMIUM
                                                      ---------    ---------    ---------    ----------
Balance at beginning of year......................       540       $ 231,037      16,970     $  862,050
Written...........................................        18         100,527       4,737      1,396,621
Expired...........................................      (390)       (165,864)    (15,086)      (989,060)
Exercised.........................................        --              --          --             --
Closed............................................      (150)        (65,173)     (4,104)      (558,299)
                                                        ----       ---------     -------     ----------
Balance at end of year............................        18       $ 100,527       2,517     $  711,312
                                                        ====       =========     =======     ==========

                                                        LIMITED MATURITY BOND
                                                        ----------------------
                                                        NUMBER OF
                                                        CONTRACTS     PREMIUM
                                                        ---------    ---------
Balance at beginning of year........................          --     $      --
Written.............................................         490       206,957
Expired.............................................          --            --
Exercised...........................................          --            --
Closed..............................................        (249)     (176,005)
                                                         -------     ---------
Balance at end of year..............................         241     $  30,952
                                                         =======     =========

At June 30, 2000, Balanced, Total Return Bond and Limited Maturity Bond had sufficient cash and/or securities at least equal to the value of written options.

7.  LINE OF CREDIT

The Portfolios and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of .09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. At June 30, 2000, there were no borrowings under the agreement.

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